                                                        [WELLS FARGO FUNDS LOGO]

                     WELLS FARGO OVERLAND EXPRESS SWEEP FUND

                               SEMI-ANNUAL REPORT

SEPTEMBER 30, 2001

[GRAPHIC]

                                                     OVERLAND EXPRESS SWEEP FUND

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

MONEY MARKET OVERVIEW                                                       3

PERFORMANCE HIGHLIGHTS                                                      4

PORTFOLIO OF INVESTMENTS                                                    5

FINANCIAL STATEMENTS

   STATEMENT OF ASSETS AND LIABILITIES                                      8
   STATEMENT OF OPERATIONS                                                  9
   STATEMENTS OF CHANGES IN NET ASSETS                                     10
   FINANCIAL HIGHLIGHTS                                                    12

NOTES TO FINANCIAL STATEMENTS                                              14

LIST OF ABBREVIATIONS                                                      16

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

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THIS PAGE IS INTENTIONALLY LEFT BLANK--

OVERLAND EXPRESS SWEEP FUND

DEAR VALUED SHAREHOLDERS,

     All of us at WELLS FARGO FUNDS join our nation and the world in extending our deepest sympathy and concern to everyone affected by the tragic events of September 11, 2001. In this period of uncertainty, we remain focused on our primary objective of helping shareholders achieve their financial goals.

OVERVIEW OF FINANCIAL MARKETS

   Uncertainty gripped financial markets during the six-month period that ended September 30, 2001. A declining stock market mirrored an economy teetering on the brink of recession before the events of September 11. In fact, economic growth during the second quarter of 2001 was at 0.3%, the weakest performance in eight years. Over the ensuing three months, stocks would eventually decline to a three-year low during some of the most volatile trading days in recent history.

WELLS FARGO MONEY MARKET FUNDS

   Amid uncertain markets, many investors have sought the stability of money market mutual funds. During this period, Wells Fargo money market funds achieved their objective of maintaining their $1 per share price. They provided investors liquidity and a place to hold available cash while evaluating other investment opportunities.
     Throughout the past year, the Federal Reserve Board has worked to jump-start a sluggish economy through an aggressive rate cutting campaign. Short-term interest rates plummeted from 6.5% at the beginning of 2001 to 3% at the end of this period -- the lowest level in nearly four decades. As short-term interest rates fell, so did yields on the securities that comprise money market mutual funds. The prospect of additional interest rate cuts may send yields even lower in the near future. However, unless the economic slowdown is severe, declining yields may be restrained by other factors, including a worsening budget outlook and additional weakness in the U.S. dollar.
     Longer term, we believe that fiscal and monetary stimulus should help lead to renewed economic growth in 2002. Yields on shorter-maturity U.S. Treasuries and other money market securities may rise from their currently low levels in anticipation of an economic recovery.

INVESTMENT STRATEGIES IN UNCERTAIN TIMES

   As the economic ramifications of the September 11 attacks continue to reverberate in the coming weeks and months, the economy faces many challenges. Regardless of the economy's short-term prospects, it may be a mistake to make any rash investment decisions.
     These are difficult times for everyone. Keep in mind, however, that the United States has a resilient financial system that should not be undermined by the September 11 events. The key to smart investing has not changed with the terrorist attacks: asset allocation, patience and diversification among stocks, bonds and cash. Diversification and asset allocation will not prevent losses in a bear market, but they could help to mitigate them in an effort to keep you on track toward your financial goals. If you have any questions about your investments or need further information, please contact your investment professional or call Investor Services at 1-800-222-8222.
     We want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs.

   Sincerely,

   /s/ Michael J. Hogan
   Michael J. Hogan
   PRESIDENT
   WELLS FARGO FUND

                                        1
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                                        2

MONEY MARKET OVERVIEW

   During the six-month period ended September 30, 2001, interest rates fell due to the Federal Reserve Board's (the Fed's) ongoing campaign to lower short-term interest rates in an effort to revive economic growth. The federal funds rate dropped by two percentage points since April 1, 2001, from 5% down to 3% by the end of the period. As a result of the Fed's actions, money market yields fell significantly lower throughout the period. Despite lower yields, money market funds experienced an increase in assets as investors sought safer vehicles to park their cash in a volatile stock market. The following sections discuss the recent performance of specific types of money market instruments.

U.S. TREASURY SECURITIES

     The increased issuance of U.S. Treasury bills, including the addition of a weekly auction of one-month bills, resulted in narrowing spreads among these securities and other money market vehicles. Spreads are the difference in yield on securities of the same maturity but different quality. Although the trend over the past six months was toward tighter spreads, after the September 11 terrorist attacks, short-term yields fell to below two percent. The issuance of one-month bills also eliminated special bills -- those bills that received a strong bid because of a favorable maturity and dealer demand. As a result, the reduction of U.S. Treasury notes over the past two years triggered liquidity disruptions in the marketplace, while also causing other securities to trade more expensively.

U.S. GOVERNMENT AGENCY SECURITIES

     Yields declined throughout the reporting period, with short-term agency securities yields -- those securities maturing within one to three months -- declining by 2.30%. In contrast, yields on agency securities maturing within six to twelve months fell 2.10%. Narrowing spreads between agency and U.S. Treasury securities appeared to reflect the general perception that the U.S. Treasury may issue fewer treasury securities despite the fact that financing is needed for increased government spending.

OTHER MONEY MARKET SECURITIES

     Rates on other money market instruments -- such as commercial paper, repurchase agreements, corporate bonds and certificates of deposit -- dropped 2% on average, regardless of maturity. Nearly half of this decline came in September, as the Fed attempted to combat the nation's economic slowdown by lowering interest rates. In addition, the Fed pumped billions of dollars into financial markets to meet liquidity needs following the terrorist attacks. Although spreads between high- and low-quality money market instruments narrowed to a mere quarter percent at one point during the period, spreads widened to one-half percent by the end of the period.

STRATEGIC OUTLOOK

     In the short-term, money market yields may continue to fall with continuing actions from the Fed to stimulate the economy. However, during this period of market volatility, Wells Fargo Money Market Funds intend to provide a vehicle for investors to hold cash while evaluating other potential investment opportunities. The Funds intend to pursue opportunities to enhance yield consistent with the goals of maintaining stability of principal and meeting shareholder liquidity needs. While money market yields fell steadily over the past six months, we believe rates may increase once economic conditions improve.

                                                          PERFORMANCE HIGHLIGHTS

OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE

    The Wells Fargo Overland Express Sweep Fund (the Fund) seeks a high level of current income while preserving capital and liquidity.

FUND MANAGERS
    Dave Sylvester
    Laurie White

INCEPTION DATE
    10/01/91

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                                                               Since
                                                              6-Month*   1-Year    5-Year    Inception
   OVERLAND EXPRESS SWEEP FUND                                  1.61      4.25      4.45       3.88
   BENCHMARK
     iMONEYNET FIRST TIER RETAIL MONEY FUND AVERAGE(2)          1.76      4.60      4.93       4.37(3)

 * RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
  7-DAY CURRENT YIELD                   2.40%
  7-DAY COMPOUND YIELD                  2.43%
  30-DAY SIMPLE YIELD                   2.53%
  30-DAY COMPOUND YIELD                 2.56%

[CHART]

PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2001
COMMERCIAL PAPER                 (67%)
CERTIFICATES OF DEPOSIT           (9%)
TIME DEPOSITS                     (8%)
FLOATING/VARIABLE RATE NOTES/BOND (6%)
CORPORATE BONDS                   (5%)
REPURCHASE AGREEMENTS             (4%)
BANK NOTES                        (1%)

FUND CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)

  WEIGHTED AVERAGE MATURITY            56 DAYS
  NUMBER OF HOLDINGS                      88

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 DAYS               (21%)
15-29 DAYS              (24%)
30-59 DAYS              (19%)
60-89 DAYS              (20%)
90-179 DAYS             (12%)
180-269 DAYS             (3%)
270+ DAYS                (1%)

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

  (1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Wells Fargo Overland Sweep Fund for periods prior to November 8, 1999, reflects performance of the Stagecoach Overland Express Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for periods prior to December 15, 1997, reflects performance of the predecessor fund Overland Express Funds, Inc. portfolio.
  (2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
  (3) The published return closest to the Fund's inception date of 10/01/91.
  (4) Portfolio holdings are subject to change.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

                                                                                INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                        RATE        DATE          VALUE
BANK NOTES - 0.88%
$ 51,250,000   LASALLE NATIONAL BANK                                             5.23%        1/9/02   $   51,247,194
                                                                                                       --------------

TOTAL BANK NOTES (COST $51,247,194)                                                                        51,247,194
                                                                                                       --------------
CERTIFICATES OF DEPOSIT - 9.60%
  50,000,000   COMMERZBANK AG++                                                  2.62        9/30/02       49,990,013
  65,550,000   DEXIA BANK NY                                                     5.37        1/18/02       65,549,059
  50,000,000   NATEXIS BANQUE POPULAIRES                                         2.52       12/21/01       50,000,000
  97,000,000   NORDDEUTSCHE LANDESBANK                                           5.27        1/16/02       96,997,264
  72,000,000   SOUTHTRUST BANK NA                                                4.00        8/19/02       72,000,000
 150,000,000   SVENSKA HANDELSBANKEN NEW YORK BRANCH                             3.86        5/22/02      150,009,378
  75,000,000   UNION BANK OF SWITZERLAND NEW YORK BRANCH                         3.77       12/13/01       75,000,746

TOTAL CERTIFICATES OF DEPOSIT (COST $559,546,460)                                                         559,546,460
                                                                                                       --------------
COMMERCIAL PAPER - 65.77%
  25,000,000   AEGON FUNDING**                                                   3.56#       11/2/01       24,921,556
 117,000,000   AMSTEL FUNDING CORPORATION**                                      3.98#       11/5/01      116,556,375
  50,000,000   APRECO INCORPORATED**                                             2.93#       11/1/01       49,874,278
  50,000,000   ASSET SECURITIZATION COOPERATIVE CORPORATION**                    2.65#      10/16/01       49,944,792
  96,500,000   ATLANTIS ONE FUNDING**                                            3.44#      11/27/01       95,979,377
  75,000,000   ATLANTIS ONE FUNDING**                                            3.46#       2/22/02       73,980,000
  50,000,000   BETA FINANCE INCORPORATED**                                       3.61#      10/23/01       49,890,611
 100,000,000   BILLS SECURITIZATION LIMITED                                      3.60#       10/9/01       99,920,444
  50,000,000   BILLS SECURITIZATION LIMITED                                      3.49#      11/19/01       49,764,528
  50,000,000   BILLS SECURITIZATION LIMITED                                      2.92#      12/10/01       49,718,056
  75,000,000   CBA (DELAWARE) FINANCE INCORPORATED                               2.56#      11/26/01       74,702,500
  35,000,000   CHARTER CORPORATION**                                             3.48#      10/23/01       34,925,781
  54,000,000   CC USA INCORPORATED**                                             3.58#      10/25/01       53,871,120
  35,000,000   CC USA INCORPORATED**                                             3.38#      11/19/01       34,838,981
  34,000,000   CHARTER CORPORATION**                                             3.40#      10/30/01       33,905,508
  19,362,000   CONCORD MINUTEMAN CAPITAL COMPANY LLC**                           3.50#       11/2/01       19,302,279
 100,000,000   CORPORATE RECEIVABLES CORPORATION**                               3.60#      10/18/01       99,831,417
  50,000,000   CORPORATE RECEIVABLES CORPORATION**                               2.64#      10/23/01       49,919,639
  50,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION                            2.96#      11/19/01       49,799,236
  34,759,000   CROWN POINT CAPITAL COMPANY LLC**                                 3.50#      11/16/01       34,604,883
  75,000,000   CROWN POINT CAPITAL COMPANY LLC**                                 3.45#       12/5/01       74,536,875
  25,000,000   DIAGEO PLC**                                                      3.43#      11/16/01       24,891,389
  35,950,000   DORADA FINANCE INCORPORATED**                                     3.46#        3/5/02       35,423,733
  50,000,000   EUREKA SECURITIZATION INCORPORATED**                              3.60#      10/23/01       49,890,917
  38,106,000   FAIRWAY FINANCE CORPORATION**                                     3.48#       1/30/02       37,666,691
 150,000,000   FORRESTAL FUNDING TRUST**                                         3.50#      10/17/01      149,768,000
 100,000,000   GIRO FUNDING**                                                    3.68#      10/15/01       99,858,056
  90,000,000   GOVCO INCORPORATED**                                              2.81#      12/14/01       89,483,850
  90,000,000   GOVCO INCORPORATED**                                              2.80#      12/17/01       89,464,850
  75,000,000   INTERNATIONALE NEDERLANDER GROUP (US) FUNDING CORPORATION         3.92#       3/25/02       73,610,938
  50,000,000   INTREPID FUNDING TRUST**                                          3.45#      12/12/01       49,658,000

                                        5

                                                                                INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                        RATE        DATE          VALUE
COMMERCIAL PAPER (CONTINUED)
$ 61,660,000   IVORY FUNDING**                                                   2.52%#     10/18/01   $   61,586,625
  32,345,000   IVORY FUNDING**                                                   3.50#      10/25/01       32,269,960
  24,848,000   IVORY FUNDING**                                                   3.58#       11/8/01       24,754,889
  26,850,000   IVORY FUNDING**                                                   3.47#      11/26/01       26,706,323
  50,000,000   JP MORGAN CHASE & COMPANY                                         2.61#       11/1/01       49,888,056
  47,000,000   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED**                    2.90#       12/6/01       46,751,840
 115,000,000   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED**                    2.90#      12/10/01      114,356,000
  25,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                             4.65#      12/19/01       24,753,125
  60,000,000   LEXINGTON PARKER CAPITAL COMPANY LLC**                            3.51#       10/5/01       59,976,667
 100,000,000   LEXINGTON PARKER CAPITAL COMPANY LLC**                            3.41#        3/1/02       98,594,862
  50,000,000   MOAT FUNDING LLC**                                                3.52#      10/19/01       49,912,500
  50,000,000   MOAT FUNDING LLC**                                                3.44#       12/7/01       49,682,681
  50,000,000   MOAT FUNDING LLC**                                                3.42#        2/7/02       49,396,209
 100,000,000   NEPTUNE FUNDING CORPORATION**                                     3.57#       10/5/01       99,960,444
  50,000,000   NEPTUNE FUNDING CORPORATION**                                     3.47#      11/28/01       49,722,889
  40,257,000   NESS LLC**                                                        3.63#      10/25/01       40,160,383
  25,000,000   NEWPORT FUNDING LLC**                                             3.49#      11/16/01       24,889,473
 150,000,000   NORDEA GROUP                                                      3.38#       11/7/01      149,482,000
  29,311,000   PERRY GLOBAL FUNDING LIMITED**                                    3.48#      11/14/01       29,187,405
  55,260,000   SHEFFIELD RECEIVABLES CORPORATION                                 2.97#      11/15/01       55,055,538
  95,000,000   SIGMA FINANCE INCORPORATED**                                      3.62#      10/24/01       94,782,107
  48,000,000   SPINTAB AB                                                        3.61#      10/15/01       47,933,173
 150,000,000   SPINTAB AB                                                        3.61#      10/25/01      149,642,000
  93,000,000   STADSHYPOTER                                                      3.52#      10/15/01       92,873,416
  46,500,000   STADSHYPOTER                                                      3.43#      11/27/01       46,249,675
  75,000,000   TRANSAMERICA ASSET FUNDING**                                      3.03#      10/26/01       74,842,709
  50,000,000   TRIPLE A ONE FUNDING**                                            2.70#      10/11/01       49,962,500
  65,000,000   UBS FINANCIAL DELAWARE                                            4.52#      10/12/01       64,912,214
  31,000,000   UBS FINANCIAL DELAWARE                                            3.61#      12/17/01       30,764,616
  71,000,000   WCP FUNDING INCORPORATED**                                        3.54#       10/2/01       70,993,058
  56,500,000   WCP FUNDING INCORPORATED**                                        3.44#       12/7/01       56,141,429

TOTAL COMMERCIAL PAPER (COST $3,836,689,426)                                                            3,836,689,426
                                                                                                       --------------
CORPORATE BONDS & NOTES - 5.20%
  28,000,000   BAYER CORPORATION                                                 4.75        3/19/02       27,996,241
  92,000,000   HJ HEINZ COMPANY                                                  6.82       11/15/01       92,000,000
  82,600,000   MARSHALL & ISLEY CORPORATION                                      6.75        12/3/01       82,600,000
 100,500,000   MERRILL LYNCH & COMPANY                                           5.27         2/8/02      100,498,267

TOTAL CORPORATE BONDS & NOTES (COST $303,094,508)                                                         303,094,508
                                                                                                       --------------
MORTGAGE BACKED SECURITIES - 0.45%
  26,505,560   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED
               SERIES 2000 CLASS A-2                                             6.68       11/27/01       26,505,560
                                                                                                       --------------
TOTAL MORTGAGE BACKED SECURITIES (COST $26,505,560)                                                        26,505,560
                                                                                                       --------------

                                        6

                                                                                INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                        RATE        DATE          VALUE
TIME DEPOSITS - 7.48%
$218,000,000   MERITA BANK GRAND CAYMAN                                          3.50%       10/1/01   $  218,000,000
 218,536,193   SOCIETE GENERALE MONTREAL BRANCH                                  3.50        10/1/01      218,536,194

TOTAL TIME DEPOSITS (COST $436,536,194)                                                                   436,536,194
                                                                                                       --------------

VARIABLE RATE NOTES - 6.10%
  45,000,000   ASSOCIATES CORPORATION OF NAA++                                   2.64        6/26/02       45,000,000
  53,500,000   BEAR STEARNS & COMPANY INCORPORATED SERIES B++                    2.67        3/28/02       53,500,000
  30,000,000   CSFB GUERNSEY INTERNATIONAL++                                     3.73       10/15/01       29,999,831
  60,000,000   GENERAL ELECTRIC CAPITAL CORPORATION++                            3.01        9/19/02       60,000,000
  48,600,000   GOLDMAN SACHS GROUP INCORPORATED++                                3.65       11/26/01       48,611,529
  27,000,000   GOLDMAN SACHS GROUP INCORPORATED++                                3.66        12/3/01       27,009,441
  50,000,000   NORTHERN ROCK PLC++                                               3.50        2/12/02       50,000,000
  42,000,000   SYNDICATED LOAN FUNDING TRUST SERIES 2000-17++                    3.59       11/13/01       42,000,000

TOTAL VARIABLE RATE NOTES (COST $356,120,801)                                                             356,120,801
                                                                                                       --------------

REPURCHASE AGREEMENTS - 4.29%
  70,000,000   BANC AMERICA SECURITIES LLC                                       3.50        10/1/01       70,000,000
 180,000,000   GOLDMAN SACHS GROUP INCORPORATED                                  3.50        10/1/01      180,000,000

TOTAL REPURCHASE AGREEMENTS (COST $250,000,000)                                                           250,000,000
                                                                                                       --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,819,740,143)*                          99.80%                                                 $5,819,740,143
OTHER ASSETS AND LIABILITIES, NET                0.20                                                      13,481,251
                                               ------                                                  --------------
TOTAL NET ASSETS                               100.00%                                                 $5,833,221,394
                                               ------                                                  --------------

#    YIELD TO MATURITY.
++   A VARIABLE RATE SECURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
** SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             STATEMENT OF ASSETS & LIABILITIES -- SEPTEMBER 30, 2001 (UNAUDITED)


                                                                                  OVERLAND EXPRESS
                                                                                     SWEEP FUND
ASSETS
   INVESTMENTS:
    IN SECURITIES, AT AMORTIZED COST                                               $5,569,740,143
    REPURCHASE AGREEMENTS, AT COST                                                    250,000,000
   CASH                                                                                   197,548
   RECEIVABLE INTEREST AND OTHER RECEIVABLES                                           27,168,375
                                                                                   --------------
TOTAL ASSETS                                                                        5,847,106,066
                                                                                   --------------

LIABILITIES
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                         4,278,788
   PAYABLE TO OTHER RELATED PARTIES                                                     1,541,934
   ACCRUED EXPENSES AND OTHER LIABILITIES                                               1,077,775
   DIVIDENDS PAYABLE                                                                    6,986,175
                                                                                   --------------
TOTAL LIABILITIES                                                                      13,884,672
                                                                                   --------------
TOTAL NET ASSETS                                                                   $5,833,221,394
                                                                                   --------------
NET ASSETS CONSIST OF:
   PAID-IN CAPITAL                                                                 $5,833,212,735
   UNDISTRIBUTED NET REALIZED GAIN (LOSS)
   ON INVESTMENTS                                                                           8,659
                                                                                   --------------
TOTAL NET ASSETS                                                                   $5,833,221,394
                                                                                   --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
   NET ASSETS                                                                      $5,833,221,394
   SHARES OUTSTANDING                                                               5,833,223,368

   NET ASSET VALUE AND OFFERING PRICE PER SHARE                                    $         1.00
                                                                                   --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                                                                 OVERLAND EXPRESS
                                                                                       SWEEP FUND
INVESTMENT INCOME
   INTEREST                                                                        $  113,208,888
                                                                                   --------------
TOTAL INVESTMENT INCOME                                                               113,208,888
                                                                                   --------------

EXPENSES
   ADVISORY FEES                                                                       11,595,145
   ADMINISTRATION FEES                                                                  3,865,048
   CUSTODY                                                                                515,340
   SHAREHOLDER SERVICING FEES                                                           7,730,097
   PORTFOLIO ACCOUNTING FEES                                                               91,400
   TRANSFER AGENT                                                                          68,857
   DISTRIBUTION FEES                                                                    7,730,097
   LEGAL AND AUDIT FEES                                                                    30,118
   REGISTRATION FEES                                                                       25,919
   DIRECTORS' FEES                                                                          2,091
   SHAREHOLDER REPORTS                                                                    376,847
   OTHER                                                                                    8,909
                                                                                   --------------

TOTAL EXPENSES                                                                         32,039,868
                                                                                   --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES FEES                                                   (91)

   NET EXPENSES                                                                        32,039,777

NET INVESTMENT INCOME                                                                  81,169,111
                                                                                   --------------
    NET REALIZED (LOSS) FROM INVESTMENTS                                                     (200)
                                                                                   --------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                                      $   81,168,911
                                                                                   --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              STATEMENT OF CHANGES IN NET ASSETS


                                                                   (UNAUDITED)
                                                                       FOR THE            FOR THE
                                                              SIX MONTHS ENDED         YEAR ENDED
                                                            SEPTEMBER 30, 2001     MARCH 31, 2000
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                        $ 4,924,868,846   $  3,863,612,175
                                                               ---------------   ----------------
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                     81,169,111        229,899,552
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                        (200)           539,132
                                                               ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  81,168,911        230,438,684
                                                               ---------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                           (81,169,111)      (229,899,552)
CAPITAL SHARE TRANSACTIONS(1):
   PROCEEDS FROM SHARES SOLD                                     6,191,410,829     13,786,846,019
   REINVESTMENT OF DIVIDENDS                                        32,944,374         51,551,370
   COST OF SHARES REDEEMED                                      (5,316,002,455)   (12,777,679,850)
                                                               ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     81,168,911        230,438,684
   FROM CAPITAL SHARE TRANSACTIONS                                 908,352,748      1,060,717,539
NET INCREASE (DECREASE) IN NET ASSETS                              908,352,548      1,061,256,671
                                                               ---------------   ----------------
NET ASSETS:
   ENDING NET ASSETS                                           $ 5,833,221,394   $  4,924,868,846
                                                               ---------------   ----------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                         6,191,410,829     13,786,846,019
   SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A                                             32,944,374         51,551,370
   SHARES REDEEMED - CLASS A                                    (5,316,002,455)   (12,777,679,850)
   CONVERSION - CLASS A
   NET INCREASE (DECREASE) IN SHARES
    OUTSTANDING - CLASS A                                          908,352,748      1,060,717,539
ENDING BALANCE OF UNDISTRIBUTED
   NET INVESTMENT INCOME                                                     0                  0
                                                               ---------------   ----------------

(1) SHARES ISSUED AND REDEEMED AT CONSTANT $1.00 NAV

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

OVERLAND EXPRESS SWEEP FUND                                 FINANCIAL HIGHLIGHTS

                                                       BEGINNING                  DIVIDENDS        ENDING
                                                       NET ASSET          NET      FROM NET     NET ASSET
                                                       VALUE PER   INVESTMENT    INVESTMENT     VALUE PER
                                                           SHARE       INCOME        INCOME         SHARE
-----------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)          $1.00         0.02         (0.02)         $1.00
APRIL 1, 2000 TO MARCH 31, 2001                          $1.00         0.05         (0.05)         $1.00
APRIL 1, 1999 TO MARCH 31, 2000                          $1.00         0.04         (0.04)         $1.00
APRIL 1, 1998 TO MARCH 31, 1999                          $1.00         0.04         (0.04)         $1.00
JANUARY 1, 1998 TO MARCH 31, 1998                        $1.00         0.01         (0.01)         $1.00
JANUARY 1 , 1997 TO DECEMBER 31, 1997                    $1.00         0.04         (0.04)         $1.00
JANUARY 1, 1996 TO DECEMBER 31, 1996                     $1.00         0.04         (0.04)         $1.00

                                       12

                                                    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                    ----------------------------------------               NET ASSETS AT
                                                     NET INVESTMENT     NET          GROSS         TOTAL   END OF PERIOD
                                                        INCOME(1)    EXPENSES(1)   EXPENSES(1)(2)  RETURN  (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)           1.59%        1.25%         1.25%          1.61%    $ 5,833,221
APRIL 1, 2000 TO MARCH 31, 2001                           5.21%        1.25%         1.25%          5.35%    $ 4,924,869
APRIL 1, 1999 TO MARCH 31, 2000                           4.29%        1.25%         1.29%          4.32%    $ 3,863,612
APRIL 1, 1998 TO MARCH 31, 1999                           4.16%        1.25%         1.28%          4.26%    $ 3,097,219
JANUARY 1, 1998 TO MARCH 31, 1998                         4.49%        1.25%         1.26%          1.11%    $ 2,594,910
JANUARY 1 , 1997 TO DECEMBER 31, 1997                     4.40%        1.24%         1.26%          4.47%    $ 2,956,090
JANUARY 1, 1996 TO DECEMBER 31, 1996                      4.20%        1.24%         1.26%          4.29%    $ 2,002,725


(1) RATIOS INCLUDE ACTIVITY OF THE CASH INVESTMENT TRUST MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(2) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OVERLAND EXPRESS SWEEP FUND           NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the Overland Express Sweep Fund (the "Fund"), a diversified series of the Trust.
      Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through a tax-free exchange of shares as follows:

                 STAGECOACH FUND                   WELLS FARGO FUND
          OVERLAND EXPRESS SWEEP FUND*        OVERLAND EXPRESS SWEEP FUND

* Accounting survivor

2. SIGNIFICANT ACCOUNTING POLICIES
      The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
      The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
      The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION
      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
      The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS
      Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains are declared and distributed at least annually.
      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
      The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2001.

3. ADVISORY FEES
      The Trust has entered into an advisory contract on behalf of the Overland Express Sweep Fund with Wells Fargo Funds Management, LLC ("Funds Management").
      Pursuant to the advisory contract, Funds Management has agreed to provide the Fund with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.
      Funds Management assumed investment advisory responsibilities for the Fund on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Fund's advisor is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Fund.
      Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Fund. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion.

4.  DISTRIBUTION FEES
      The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Overland Express Sweep Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay to Stephens Inc. ("Stephens"), as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.30% of the Fund's average daily net assets. The distribution fees paid on behalf of the Fund for the year ended September 30, 2001 were $7,730,097.

5. ADMINISTRATION FEES
      The Trust has entered into an administration agreement on behalf of the Fund with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

6.  TRANSFER AGENT FEES
      The Trust has entered into a transfer agency agreement on behalf of the Fund with Boston Financial Data Services ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of the Fund. Wells Fargo Bank will continue to provide sub-transfer agency services to the Fund.

7. SHAREHOLDER SERVICING FEES
      The Trust has entered into a contract on behalf of the Fund with numerous shareholder servicing agents, whereby the Fund is charged an annual fee of 0.30% of the average daily net assets of the Fund for these services. The shareholder servicing fees paid on behalf of the Fund for the year ended September 30, 2001 were $7,730,097.

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
      Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Fund. For these services, Forum is entitled to receive a fixed monthly per Fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.
      In addition, the Trust has entered into a contract on behalf of the Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., whereby Wells Fargo Bank MN is responsible for providing custody services for the Fund. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of the Fund.

OVERLAND EXPRESS SWEEP FUND                                LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- ASSOCIATION OF BAY AREA GOVERNMENTS
ADR         -- AMERICAN DEPOSITORY RECEIPTS
AMBAC       -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT         -- ALTERNATIVE MINIMUM TAX
ARM         -- ADJUSTABLE RATE MORTGAGES
BART        -- BAY AREA RAPID TRANSIT
CDA         -- COMMUNITY DEVELOPMENT AUTHORITY
CDSC        -- CONTINGENT DEFERRED SALES CHARGE
CGIC        -- CAPITAL GUARANTY INSURANCE COMPANY
CGY         -- CAPITAL GUARANTY CORPORATION
CMT         -- CONSTANT MATURITY TREASURY
COFI        -- COST OF FUNDS INDEX
CONNIE LEE  -- CONNIE LEE INSURANCE COMPANY
COP         -- CERTIFICATE OF PARTICIPATION
CP          -- COMMERCIAL PAPER
CTF         -- COMMON TRUST FUND
DW&P        -- DEPARTMENT OF WATER & POWER
DWR         -- DEPARTMENT OF WATER RESOURCES
EDFA        -- EDUCATION FINANCE AUTHORITY
FGIC        -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA         -- FEDERAL HOUSING AUTHORITY
FHLB        -- FEDERAL HOME LOAN BANK
FHLMC       -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA        -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN         -- FLOATING RATE NOTES
FSA         -- FINANCIAL SECURITY ASSURANCE, INC
GNMA        -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO          -- GENERAL OBLIGATION
HFA         -- HOUSING FINANCE AUTHORITY
HFFA        -- HEALTH FACILITIES FINANCING AUTHORITY
IDA         -- INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR       -- LONDON INTERBANK OFFERED RATE
LLC         -- LIMITED LIABILITY CORPORATION
LOC         -- LETTER OF CREDIT
LP          -- LIMITED PARTNERSHIP
MBIA        -- MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR        -- MULTI-FAMILY HOUSING REVENUE
MUD         -- MUNICIPAL UTILITY DISTRICT
MTN         -- MEDIUM TERM NOTE
PCFA        -- POLLUTION CONTROL FINANCE AUTHORITY
PCR         -- POLLUTION CONTROL REVENUE
PFA         -- PUBLIC FINANCE AUTHORITY
PLC         -- PRIVATE PLACEMENT
PSFG        -- PUBLIC SCHOOL FUND GUARANTY
RAW         -- REVENUE ANTICIPATION WARRANTS
RDA         -- REDEVELOPMENT AUTHORITY
RDFA        -- REDEVELOPMENT FINANCE AUTHORITY
R&D         -- RESEARCH & DEVELOPMENT
SFMR        -- SINGLE FAMILY MORTGAGE REVENUE
STEERS      -- STRUCTURED ENHANCED RETURN TRUST
TBA         -- TO BE ANNOUNCED
TRAN        -- TAX REVENUE ANTICIPATION NOTES
USD         -- UNIFIED SCHOOL DISTRICT
V/R         -- VARIABLE RATE
WEBS        -- WORLD EQUITY BENCHMARK SHARES

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

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

DATED MATERIAL
PLEASE EXPEDITE

[WELLS FARGO FUNDS LOGO]

                                                             Presorted
                                                             Standard
                                                             U.S. Postage
                                                             PAID
                                                             Wells Fargo Funds

P.O. Box 8266
Boston, MA 02266-8266

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

SAR 011 (09/01)

                                                        [WELLS FARGO FUNDS LOGO]

                         WELLS FARGO MONEY MARKET FUNDS
                               SEMI-ANNUAL REPORT

CLASS A, CLASS B

CALIFORNIA TAX-FREE MONEY MARKET FUND

GOVERNMENT MONEY MARKET FUND

MINNESOTA MONEY MARKET FUND

MONEY MARKET FUND

NATIONAL TAX-FREE MONEY MARKET FUND

100% TREASURY MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

                                                              SEPTEMBER 30, 2001
[GRAPHIC]

                                                              MONEY MARKET FUNDS

TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                      1
MONEY MARKET OVERVIEW                                                       2
PRIMARY INVESTMENTS                                                         3
PERFORMANCE HIGHLIGHTS
   CALIFORNIA TAX-FREE MONEY MARKET FUND                                    4
   GOVERNMENT MONEY MARKET FUND                                             5
   MINNESOTA MONEY MARKET FUND                                              6
   MONEY MARKET FUND                                                        7
   NATIONAL TAX-FREE MONEY MARKET FUND                                      8
   100% TREASURY MONEY MARKET FUND                                          9
   TREASURY PLUS MONEY MARKET FUND                                         10
PORTFOLIO OF INVESTMENTS
   CALIFORNIA TAX-FREE MONEY MARKET FUND                                   11
   GOVERNMENT MONEY MARKET FUND                                            19
   MINNESOTA MONEY MARKET FUND                                             22
   MONEY MARKET FUND                                                       25
   NATIONAL TAX-FREE MONEY MARKET FUND                                     29
   100% TREASURY MONEY MARKET FUND                                         37
   TREASURY PLUS MONEY MARKET FUND                                         38
FINANCIAL STATEMENTS
   STATEMENTS OF ASSETS AND LIABILITIES                                    40
   STATEMENTS OF OPERATIONS                                                42
   STATEMENTS OF CHANGES IN NET ASSETS                                     44
   FINANCIAL HIGHLIGHTS                                                    48
NOTES TO FINANCIAL HIGHLIGHTS                                              50
NOTES TO FINANCIAL STATEMENTS                                              51
LIST OF ABBREVIATIONS                                                      55

NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MONEY MARKET FUNDS

  DEAR VALUED SHAREHOLDERS,

     All of us at WELLS FARGO FUNDS join our nation and the world in extending our deepest sympathy and concern to everyone affected by the tragic events of September 11, 2001. In this period of uncertainty, we remain focused on our primary objective of helping shareholders achieve their financial goals.

   OVERVIEW OF FINANCIAL MARKETS

     Uncertainty gripped financial markets during the six-month period that ended September 30, 2001. A declining stock market mirrored an economy teetering on the brink of recession before the events of September 11. In fact, economic growth during the second quarter of 2001 was at 0.3%, the weakest performance in eight years. Over the ensuing three months, stocks would eventually decline to a three-year low during some of the most volatile trading days in recent history.

   WELLS FARGO MONEY MARKET FUNDS

     Amid uncertain markets, many investors have sought the stability of money market mutual funds. During this period, Wells Fargo money market funds achieved their objective of maintaining their $1 per share price. They provided investors liquidity and a place to hold available cash while evaluating other investment opportunities.

     Throughout the past year, the Federal Reserve Board has worked to jump-start a sluggish economy through an aggressive rate cutting campaign. Short-term interest rates plummeted from 6.5% at the beginning of 2001 to 3% at the end of this period -- the lowest level in nearly four decades. As short-term interest rates fell, so did yields on the securities that comprise money market mutual funds. The prospect of additional interest rate cuts may send yields even lower in the near future. However, unless the economic slowdown is severe, declining yields may be restrained by other factors, including a worsening budget outlook and additional weakness in the U.S. dollar.

     Longer term, we believe that fiscal and monetary stimulus should help lead to renewed economic growth in 2002. Yields on shorter-maturity U.S. Treasuries and other money market securities may rise from their currently low levels in anticipation of an economic recovery.

   INVESTMENT STRATEGIES IN UNCERTAIN TIMES

     As the economic ramifications of the September 11 attacks continue to reverberate in the coming weeks and months, the economy faces many challenges. Regardless of the economy's short-term prospects, it may be a mistake to make any rash investment decisions.

     These are difficult times for everyone. Keep in mind, however, that the United States has a resilient financial system that should not be undermined by the September 11 events. The key to smart investing has not changed with the terrorist attacks: asset allocation, patience and diversification among stocks, bonds and cash. Diversification and asset allocation will not prevent losses in a bear market, but they could help to mitigate them in an effort to keep you on track toward your financial goals. If you have any questions about your investments or need further information, please contact your investment professional or call Investor Services at 1-800-222-8222.

     We want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs.

   Sincerely,

   /s/ Michael J. Hogan
   Michael J. Hogan
   PRESIDENT
   WELLS FARGO FUNDS

MONEY MARKET OVERVIEW

     During the six-month period ended September 30, 2001, interest rates fell due to the Federal Reserve Board's (the Fed's) ongoing campaign to lower short-term interest rates in an effort to revive economic growth. The federal funds rate dropped by two percentage points since April 1, 2001, from 5% down to 3% by the end of the period. As a result of the Fed's actions, money market yields fell significantly lower throughout the period. Despite lower yields, money market funds experienced an increase in assets as investors sought safer vehicles to park their cash in a volatile stock market. The following sections discuss the recent performance of specific types of money market instruments.

   U.S. TREASURY SECURITIES

     The increased issuance of U.S. Treasury bills, including the addition of a weekly auction of one-month bills, resulted in narrowing spreads among these securities and other money market vehicles. Spreads are the difference in yield on securities of the same maturity but different quality. Although the trend over the past six months was toward tighter spreads, after the September 11 terrorist attacks, short-term yields fell to below two percent. The issuance of one-month bills also eliminated special bills -- those bills that received a strong bid because of a favorable maturity and dealer demand. As a result, the reduction of U.S. Treasury notes over the past two years triggered liquidity disruptions in the marketplace, while also causing other securities to trade more expensively.

   U.S. GOVERNMENT AGENCY SECURITIES

     Yields declined throughout the reporting period, with short-term agency securities yields -- those securities maturing within one to three months -- declining by 2.30%. In contrast, yields on agency securities maturing within six to twelve months fell 2.10%. Narrowing spreads between agency and U.S. Treasury securities appeared to reflect the general perception that the U.S. Treasury may issue fewer treasury securities despite the fact that financing is needed for increased government spending.

   OTHER MONEY MARKET SECURITIES

     Rates on other money market instruments -- such as commercial paper, repurchase agreements, corporate bonds and certificates of deposit -- dropped 2% on average, regardless of maturity. Nearly half of this decline came in September, as the Fed attempted to combat the nation's economic slowdown by lowering interest rates. In addition, the Fed pumped billions of dollars into financial markets to meet liquidity needs following the terrorist attacks. Although spreads between high- and low-quality money market instruments narrowed to a mere quarter percent at one point during the period, spreads widened to one-half percent by the end of the period.

   TAX-FREE SECURITIES

     After trading within a narrow range throughout most of the year, yields on one-year municipal securities declined by more than one percentage point since late March to close the period at 2.15%. Rates on certain securities also were subject to supply and demand pressures.

   STRATEGIC OUTLOOK

     In the short-term, money market yields may continue to fall with continuing actions from the Fed to stimulate the economy. However, during this period of market volatility, Wells Fargo Money Market Funds intend to provide a vehicle for investors to hold cash while evaluating other potential investment opportunities. The Funds intend to pursue opportunities to enhance yield consistent with the goals of maintaining stability of principal and meeting shareholder liquidity needs. While money market yields fell steadily over the past six months, we believe rates may increase once economic conditions improve.

  PRIMARY INVESTMENTS*

                                                                                                   Mortgage
                                                              Certificates                        and Other
 Wells Fargo        U.S.                   U.S.               of Deposit/            Floating/      Asset-
 Money Market     Treasury  Repurchase Government  Commercial   Bankers      Time   Variable Rate   Backed    Corporate   Municipal
 Fund Name       Securities Agreements Obligations   Paper    Acceptances  Deposits  Notes/Bonds  Securities Notes/Bonds Obligations
 100% TREASURY     X
 TREASURY PLUS     X           X
 GOVERNMENT        X           X            X
 MONEY MARKET      X           X            X          X           X           X         X            X           X
 NATIONAL
  TAX-FREE                                                                                                                    X
 MINNESOTA                                                                                                                    X
 CALIFORNIA
  TAX-FREE                                                                                                                    X

----------
* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

                                                          PERFORMANCE HIGHLIGHTS

CALIFORNIA TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE

   The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGERS
   Dave Sylvester
   Mary Gail Walton, CFA

INCEPTION DATE
   01/01/92

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                                                                             Since
                                                                                           Inception
                                                                   6-Month* 1-Year 5-Year  01/01/92
   CLASS A                                                            1.06   2.44   2.67    2.63
   BENCHMARK
     iMONEYNET ALL STATE SPECIFIC CALIFORNIA MONEY FUND AVERAGE(2)    1.12   2.68   2.86    2.69(3)

 * RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
   7-DAY CURRENT YIELD                        1.61%
   7-DAY COMPOUND YIELD                       1.62%
   30-DAY SIMPLE YIELD                        1.55%
   30-DAY COMPOUND YIELD                      1.56%

   FUND CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
   AVERAGE MATURITY                           50 DAYS
   NUMBER OF HOLDINGS                         262

[CHART]

   PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2001)
Variable Rate Bonds/Notes               77%
Municipal Notes                         17%
Municipal Commercial Paper               4%
Municipal Put Bonds                      2%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                               81%
15-29 days                               2%
30-59 days                               1%
60-89 days                               1%
180+ days                               15%

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
Performance shown for the Class A shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet All State Specific California Money Fund Average is an average of California retail state tax-free and municipal money funds.
(3) The published return closest to the Fund's inception date of 01/01/92.
(4) Portfolio holdings are subject to change.

GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Government Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  11/16/87

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                                                    6-Month* 1-Year  5-Year 10-Year
   CLASS A                                                            1.77    4.57   4.83    4.36
   BENCHMARK
    iMONEYNET FIRST TIER RETAIL MONEY FUND AVERAGE(2)                 1.76    4.60   4.93    4.46

 * RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
   7-DAY CURRENT YIELD                        2.78%
   7-DAY COMPOUND YIELD                       2.82%
   30-DAY SIMPLE YIELD                        2.83%
   30-DAY COMPOUND YIELD                      2.87%

   FUND CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
   AVERAGE MATURITY                           56 DAYS
   NUMBER OF HOLDINGS                         81

[CHART]

   PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2001)
Repurchase Agreements                           28%
FHLB                                            23%
FHLMC                                           17%
FFCB                                             2%
FNMA                                            30%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                               54%
15-29 days                               7%
30-59 days                               5%
60-89 days                              11%
90-179 days                             14%
180+ days                                9%

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U. S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-governmental retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.
(3) Portfolio holdings are subject to change.

MINNESOTA MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Minnesota Money Market Fund (the Fund) seeks to provide a high level of income exempt from federal income tax, but not the federal AMT, and Minnesota individual income tax, while preserving capital and liquidity.

FUND MANAGERS
  Dave Sylvester
  Mary Gail Walton, CFA

INCEPTION DATE
  8/14/00

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                                                                            Since
                                                                          6-month* 1-year Inception
   CLASS A                                                                  1.17   2.80    2.90
   BENCHMARK
     iMONEYNET ALL STATE SPECIFIC MINNESOTA RETAIL MONEY FUND AVERAGE(2)    1.16   2.76    2.87(3)

  * RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
   7-DAY CURRENT YIELD                        1.89%
   7-DAY COMPOUND YIELD                       1.90%
   30-DAY SIMPLE YIELD                        1.80%
   30-DAY COMPOUND YIELD                      1.82%

   FUND CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
   WEIGHTED AVERAGE MATURITY                 68 DAYS
   NUMBER OF HOLDINGS                        64

[CHART]

   PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2001)
Municipal Demand Notes                   65%
Municipal Notes                          30%
Municipal Commercial Paper                5%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                               65%
30-59 days                               2%
60-89 days                               8%
90-179 days                              8%
180+ days                               17%


  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
(2) The iMoneyNet All State Specific Minnesota Retail Money Fund Average consists of only Minnesota retail state tax-free and municipal money funds.
(3) The published return closest to the Fund's inception date of 8/14/00.
(4) Portfolio holdings are subject to change.

MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Money Market Fund (the Fund) seeks a high current income, while preserving capital and liquidity.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  07/01/92

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                                                                             Since
                                                                    6-Month* 1-Year 5-Year Inception
CLASS A                                                               1.72   4.54   4.92    4.48
CLASS B                                                               1.33   3.76   4.19    3.76
BENCHMARK
  iMONEYNET FIRST TIER RETAIL MONEY FUND AVERAGE(2)                   1.76   4.60   4.93    4.39(3)

 * RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY CLASS A AND CLASS B
   (AS OF SEPTEMBER 30, 2001)       CLASS A   CLASS B
   7-DAY CURRENT YIELD               2.65%    1.90%
   7-DAY COMPOUND YIELD              2.68%    1.92%
   30-DAY SIMPLE YIELD               2.80%    2.04%
   30-DAY COMPOUND YIELD             2.83%    2.06%

   FUND CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
   AVERAGE MATURITY                          46 DAYS
   NUMBER OF HOLDINGS                        115

[CHART]

   PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2001)
Municipal Commercial Paper                      78%
Certificates of Deposits                         6%
Floating/Variable Rate Bonds/Notes               6%
Repurchase Agreements                            5%
Time Deposits                                    3%
U.S. T-Bills                                     1%
FHLMC                                            1%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                                       30%
15-29 days                                      17%
30-59 days                                      25%
60-89 days                                      18%
90-179 days                                      9%
180+ days                                        1%

  The Fund is sold without a front-end sales charge, but the Fund's Class B shares are subject to a contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, Stagecoach Prime Money Market Fund and the Stagecoach Money Market), its predecessor fund. Performance shown for the Class B shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class S shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(3) The published return closest to the Fund's inception date of 07/01/92.
(4) Portfolio holdings are subject to change.

NATIONAL TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  01/07/88

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                                                      6-Month* 1-Year 5-Year 10 Year
  CLASS A                                                               1.20   2.89   3.04    2.90
  BENCHMARK
    iMONEYNET ALL TAX-FREE MONEY FUND AVERAGE(2)                        1.15   2.75   2.91    2.79

 * RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
   7-DAY CURRENT YIELD                        1.86%
   7-DAY COMPOUND YIELD                       1.88%
   30-DAY SIMPLE YIELD                        1.82%
   30-DAY COMPOUND YIELD                      1.84%

   FUND CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
   WEIGHTED AVERAGE MATURITY                61 DAYS
   NUMBER OF HOLDINGS                       185

[CHART]

   PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2001)
Municipal Demand Notes                          76%
Municipal Notes                                 16%
Municipal Put Bonds                              4%
Municipal Commercial Paper                       3%
Municipal Bonds                                  1%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                                       72%
30-59 days                                       3%
60-89 days                                       4%
90-179 days                                      7%
180+ days                                       14%

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A shares of the Wells Fargo National Tax-Free Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A (formerly Investor Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet All Tax-Free Money Fund Average includes all tax-free and municipal retail and institutional money funds. It is made up of funds in the National Tax-Free Retail, National Tax-Free Institutional, State-Specific Retail and State-Specific Institutional categories.
(3) Portfolio holdings are subject to change.

100% TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  12/03/90

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                                              6-Month*   1-Year    5-Year     10-Year
   CLASS A                                                      1.67      4.32      4.61       4.21
   BENCHMARK (AS OF SEPTEMBER 30, 2001)
     iMONEYNET TREASURY RETAIL FUND AVERAGE(2)                  1.74      4.49      4.66        N/A

 * RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
   7-DAY CURRENT YIELD                       2.41%
   7-DAY COMPOUND YIELD                      2.44%
   30-DAY SIMPLE YIELD                       2.73%
   30-DAY COMPOUND YIELD                     2.76%

   FUND CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
   AVERAGE MATURITY                        57 DAYS
   NUMBER OF HOLDINGS                       13


[CHART]

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2001
U.S. Treasury Bills                            100%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
15-29 days                                      26%
30-59 days                                      31%
60-89 days                                      20%
90-179 days                                     23%

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A shares of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into Wells Fargo Funds.
(2) The iMoneyNet Treasury Retail Fund Average includes only retail funds that hold 100% in U.S. Treasury securities.
(3) Portfolio holdings are subject to change.

TREASURY PLUS MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks current income and stability of principal.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  10/01/85

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                                              6-Month*   1-Year    5-Year     10-Year
   CLASS A                                                      1.73      4.51      4.81       4.36
   BENCHMARK
     iMONEYNET TREASURY & REPO RETAIL MONEY FUND AVERAGE(2)     1.68      4.43      4.76       4.32

 * RETURNS FOR LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
   7-DAY CURRENT YIELD                      2.79%
   7-DAY COMPOUND YIELD                     2.83%
   30-DAY SIMPLE YIELD                      2.83%
   30-DAY COMPOUND YIELD                    2.86%

   FUND CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
   WEIGHTED AVERAGE MATURITY               43 DAYS
   NUMBER OF HOLDINGS                         18

[CHART]

PORTFOLIO COMPOSTION(3) (AS OF SEPTEMBER 30, 2001)
Repurchase Agreements                    43%
U.S. Treasury Bills                      32%
U.S. Treasury Notes                      25%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                                 60%
15-29 days                                 4%
30-59 days                                 6%
60-89 days                                11%
90-179 days                               12%
180+ days                                  7%

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Treasury Plus Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the period October 1, 1995, through September 6, 1996, reflects performance of the Investor shares of the Pacifica Treasury Money Market Fund, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. Performance shown for periods prior to October 1,1995, reflects performance of the Service Class shares of the predecessor portfolio.
(2) The iMoneyNet Treasury & Repo Retail Money Fund Average is an average of retail government funds holding U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.
(3) Portfolio holdings are subject to change.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
CALIFORNIA MUNICIPAL SECURITIES - 97.28%
$   3,500,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CA EDUCATION FACILITIES
               REVENUE WRIGHT INSTITUTE PROJECT++                                           2.20%    11/3/31    $    3,500,000
    5,000,000  ABAG FINANCE AUTHORITY NONPROFIT CORPORATION CA MFHR HOUSING GAIA
               BUILDING PROJECT SERIES A++                                                  2.30     9/15/32         5,000,000
    1,775,000  ABAG FINANCIAL AUTHORITY NONPROFIT CORPORATION
               CA COP SERIES C BANQUE NATIONALE PARIS LOC++                                 2.50     10/1/27         1,775,000
    8,176,000  ABN AMRO MUNITOPS 1998-25 MUNITOPS CERTIFICATES ABN AMRO BANK NV LOC++       2.30      7/5/06         8,176,000
   17,995,000  ABN AMRO MUNITOPS COP 1998-20 MUNITOPS CERTIFICATES AMBAC INSURED++          2.30      7/5/06        17,995,000
   17,000,000  ABN AMRO MUNITOPS COP FGIC INSURED++                                         4.00      5/7/08        17,000,000
    4,600,000  ABN AMRO MUNITOPS COP SERIES 199-7 MBIA INSURED++                            2.30      7/4/07         4,600,000
    2,510,000  ALAMEDA COUNTY CA COP MBIA INSURED                                           4.10     12/1/01         2,514,556
    6,580,000  ALAMEDA COUNTY CA COP SERIES 410 MBIA INSURED++                              2.23      9/1/21         6,580,000
    3,000,000  ALAMEDA CONTRA COSTA CA SCHOOLS FINANCING AUTHORITY COP CAPITAL
               IMPROVEMENTS FINANCING PROJECTS BANK OF NOVA SCOTIA LOC++                    2.25      7/1/16         3,000,000
    1,700,000  ALHAMBRA CA IDA REVENUE SUNCLIPSE PROJECT BANK OF AMERICA NT & SA LOC++      2.30      5/1/07         1,700,000
    4,445,000  ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B
               COLLATERALIZED BY FNMA++                                                     2.30     5/15/27         4,445,000
    2,000,000  BAY AREA TOLL AUTHORITY CA TOLL BRIDGE RV SAN FRANCISCO BAY AREA PROJECT
               SERIES C AMBAC INSURED++                                                     2.15      4/1/25         2,000,000
    1,000,000  BAY AREA TOLL AUTHORITY CA TRANSPORTATION REVENUE SAN FRANCISCO BAY AREA
               PROJECT SERIES A AMBAC INSURED++                                             2.50      4/1/36         1,000,000
   11,000,000  BUENA PARK CA MFHR WALDEN GLEN APARTMENTS PROJECT SERIES A++                 2.30     2/15/33        11,000,000
   11,550,000  BURBANK CA REDEVELOPMENT AGENCY MFHR SERIES A FHLB INSURED++                 2.00     11/1/10        11,550,000
   25,000,000  BUTTE COUNTY CA OFFICE OF EDUCATION TRAN                                     4.75    10/12/01        25,007,331
   13,000,000  CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE LEASE
               PURCHASE PROGRAM PROJECT SERIES A SUTRO & COMPANY INCORPORATED++             2.30      9/1/06        13,000,000
    1,000,000  CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY LEASE REVENUE SERIES A
               MBIA INSURED                                                                 4.00     10/1/01         1,000,000
   41,925,000  CALIFORNIA COMMUNITY FINANCING AUTHORITY N5 REG D++                          2.90     10/4/01        41,925,000
    7,280,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY EDUCATION REVENUE CLAREMONT
               SERIES 11 AMBAC INSURED++                                                    2.20      4/1/28         7,280,000
   28,600,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE LOYOLA MARYMOUNT
               UNIVERSITY SERIES B MBIA INSURED++                                           2.20     10/1/27        28,600,000
    2,895,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SERIES 147++             2.23     10/1/27         2,895,000
    7,200,000  CALIFORNIA HFFA HEALTH CARE REVENUE SCRIPPS HEALTH PROJECT SERIES B
               STATE STREET BANK &TRUST COMPANY++                                           2.05     10/1/22         7,200,000
      300,000  CALIFORNIA HFFA REVENUE SCRIPPS HEALTH PROJECT SERIES A++                    2.05     10/1/22           300,000
    1,200,000  CALIFORNIA HFFA HEALTH CARE REVENUE SAN DIEGO HOSPITAL ASSOCIATION
               PROJECT SERIES A MBIA INSURED                                                6.95     10/2/01         1,224,000
    6,595,000  CALIFORNIA HFFA HEALTH CARE REVENUE SERIES 202 MBIA INSURED++                2.23      7/1/10         6,595,000
    2,100,000  CALIFORNIA HFFA HEALTH CARE REVENUE ADVENTIST PROJECT SERIES C
               MBIA INSURED++                                                               2.55      9/1/15         2,100,000
    6,365,000  CALIFORNIA HFFA REVENUE PA 587++                                             2.28     12/1/34         6,365,000
    7,560,000  CALIFORNIA HFA HOUSING REVENUE SERIES M US BANK TRUST NA LOC++               2.08      8/1/19         7,560,000
    4,200,000  CALIFORNIA HFA REVENUE FSA INSURED SERIES J++                                2.08      8/1/31         4,200,000
    4,093,000  CALIFORNIA HFA REVENUE SERIES 412 AMBAC INSURED++                            2.28      8/1/29         4,093,000
    4,755,000  CALIFORNIA HFA ROC SERIES II-R-89++                                          2.13      2/1/04         4,755,000
      805,000  CALIFORNIA HFA SFMR SERIES 83 FHA INSURED++                                  2.33      8/1/25           805,000

                                       11

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
$  40,000,000  CALIFORNIA HFA SFMR SERIES I US BANK TRUST NA LOC                            2.95%    6/14/02    $   40,000,000
    9,560,000  CALIFORNIA HOUSING FINANCE AGENCY HOUSING REVENUE HOME MORTGAGE PROJECT
               SERIES Q AMBAC FHA INSURED++                                                 2.08      8/1/20         9,560,000
    3,360,000  CALIFORNIA HOUSING FINANCE AGENCY HOUSING REVENUE PA 112A++                  2.15      8/1/26         3,360,000
    3,905,000  CALIFORNIA HOUSING FINANCE AGENCY REVENUE 539R++                             2.08      8/1/26         3,905,000
    2,330,000  CALIFORNIA HOUSING FINANCE AGENCY REVENUE MULTIFAMILY SERIES A FNMA
               INSURED REMARKETED 9/28/94++                                                 2.20     7/15/13         2,330,000
    3,795,000  CALIFORNIA HOUSING FINANCE AGENCY REVENUE PT 215 MBIA INSURED++              2.15      8/1/16         3,795,000
    3,550,000  CALIFORNIA HOUSING FINANCE AGENCY REVENUE SERIES 150 MBIA INSURED++          2.28      2/1/29         3,550,000
   17,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                             2.05    11/13/01        17,000,000
    4,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT INDUSTRIAL DEVELOPMENT
               REVENUE FISH HOUSE FOODS INCORPORATED PROJECT COMERICA BANK LOC++            2.30      9/1/24         4,300,000
    5,000,000  CALIFORNIA PCFA PCR SHELL MARTINEZ REFINING PROJECT SERIES A++               2.50     10/1/31         5,000,000
    8,995,000  CALIFORNIA PCFA PCR EXXON MOBIL PROJECT BANKERS TRUST LOC++                  2.55     12/1/29         8,995,000
    7,400,000  CALIFORNIA PCFA PCR SIERRA PACIFIC PROJECT BANK OF AMERICA LOC++             2.25      2/1/13         7,400,000
   72,000,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY EDUCATIONAL FACILITIES
               REVENUE NOTES SERIES A AMBAC INSURED                                         4.00      7/3/02        72,713,342
  109,000,000  CALIFORNIA STATE DEPARTMENT OF WATER SERIES D++                              2.35    10/31/04       109,000,000
    3,000,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY PROJECT REVENUE
               WATER SYSTEM SERIES L                                                        8.00     12/1/01         3,025,673
    2,150,000  CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY IDA REVENUE
               SERRA MISSION PROJECT SERIES A US BANK LOC++                                 2.60      8/1/27         2,150,000
    4,995,000  CALIFORNIA STATE GO SERIES 471 MBIA INSURED++                                2.28      9/1/24         4,995,000
    4,995,000  CALIFORNIA STATE GO SERIES 472 MBIA INSURED++                                2.28      3/1/17         4,995,000
    4,495,000  CALIFORNIA STATE GO SERIES 475++                                             2.28      9/1/17         4,495,000
    4,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE++                          2.13      9/1/17         4,000,000
    7,345,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES 210 AMBAC INSURED++ 2.23      1/1/11         7,345,000
   19,570,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES D BANK OF
               AMERICA NA LOC++                                                             2.08     12/1/15        19,570,000
    6,370,000  CALIFORNIA STATE SERIES 142++                                                2.28     12/1/23         6,370,000
    4,700,000  CALIFORNIA STATEWIDE CDA COP HEALTH CARE REVENUE CONTINUING CARE
               UNIVERSITY PROJECT US  BANK TRUST NA LOC++                                   2.50    11/15/28         4,700,000
   59,750,000  CALIFORNIA STATEWIDE CDA INDUSTRIAL DEVELOPMENT REVENUE SERIES D BANK OF
               NEW YORK LOC++                                                               2.35     10/4/01        59,750,000
    3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS PROJECT SERIES R++     2.30    10/15/30         3,985,000
    7,492,000  CALIFORNIA STATEWIDE CDA MFHR PARKWAY APARTMENTS PROJECT SERIES Z CHASE
               BANK OF TEXAS NA LOC++                                                       2.08     7/25/31         7,492,000
    3,000,000  CALIFORNIA STATEWIDE CDA MFHR PROJECT SERIES W3 BANK OF AMERICA NA LOC++     2.25      4/1/25         3,000,000
    4,365,000  CALIFORNIA STATEWIDE CDA MFHR PROJECT SERIES W3 BANK OF AMERICA NA LOC++     2.43      5/6/30         4,365,000
    8,640,000  CALIFORNIA STATEWIDE CDA MFHR PROJECT SERIES W3 BANK OF AMERICA NA LOC++     2.30    10/15/30         8,640,000
    5,090,000  CALIFORNIA STATEWIDE CDA MFHR PT 1208++                                      2.43      5/6/30         5,090,000
   21,195,000  CALIFORNIA STATEWIDE CDA MFHR PT 1268++                                      2.28      6/1/09        21,195,000
    6,150,000  CALIFORNIA STATEWIDE CDA MFHR STATE STREET BANK & TRUST COMPANY LOC++        2.43      9/9/09         6,150,000
    3,515,000  CALIFORNIA STATEWIDE CDA REVENUE FLOATER CERTIFICATES SERIES 151
               AMBAC INSURED++                                                              2.23      8/1/11         3,515,000
   37,500,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES N7 BANK OF NEW YORK LOC++            2.25     10/4/01        37,500,000
   10,900,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY COP HEALTH CARE
               REVENUE NORTH CALIFORNIA RETIRED OFFICERS PROJECT BANK OF SCOTLAND LOC++     2.50      6/1/26        10,900,000

                                       12

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
$   8,500,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY MFHR++                2.43%    1/25/31    $    8,500,000
   16,420,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT FNMA INSURED++               2.30    10/15/26        16,420,000
    1,930,000  CAMBRIAN CA SCHOOL DISTRICT EDUCATION FACILITIES REVENUE TRAN                3.00     8/30/02         1,939,787
   25,000,000  CHARTER MAC CERTIFICATE TRUST I FLOATER CA SERIES 2++                        2.40      8/1/36        25,000,000
   56,000,000  CHARTER MAC CERTIFICATE TRUST I FLOATER MBIA INSURED++                       2.40      9/1/40        56,000,000
    5,100,000  COLTON CA REDEVELOPMENT AGENCY COP LAS PALOMAS ASSOCIATION PROJECT BANK
               OF AMERICA LOC++                                                             2.20     11/1/15         5,100,000
    4,000,000  COLTON CA REDEVELOPMENT AGENCY SERIES 1985 ISSUE A COAST FEDERAL BANK LOC++  1.80      5/1/10         4,000,000
    7,300,000  CONCORD CA MFHR ARCADIAN PROJECT SERIES A REMARKETED 9/28/94++               2.20     7/15/18         7,300,000
    4,150,000  CONTRA COSTA COUNTY CA GO TAX & REVENUE ANTICIPATION NOTES SERIES A          5.25     10/1/01         4,150,000
      745,000  CONTRA COSTA COUNTY CA MFHR EL CERRITO ROYALE PROJECT SERIES A BANK
               OF AMERICA LOC++                                                             2.25     12/1/17           745,000
    4,400,000  DELTA COUNTY CA HOME MORTGAGE FINANCE AUTHORITY SFMR MBIA INSURED++          2.85      6/1/19         4,400,000
   10,390,000  EAGLE TRUST CA++                                                             2.13      2/1/06        10,390,000
    1,000,000  EAST BAY CA MUNICIPAL UTILITIES DISTRICT WATER SYSTEMS REVENUE AMBAC INSURED
               PREREFUNDED 12/1/01 @ 102                                                    6.38     12/1/01         1,025,736
    5,000,000  ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP SERIES A FGIC INSURED++      2.25      7/1/29         5,000,000
    4,400,000  ESCONDIDO CA CDA COP BANK OF AMERICA LOC++                                   2.25     10/1/16         4,400,000
    3,000,000  FONTANA CA UNION SCHOOL DISTRICT GO TRAN                                     3.25      7/5/02         3,013,515
      800,000  FOWLER CA IDA INDUSTRIAL DEVELOPMENT REVENUE BEE SWEET CITRUS INCORPORATED
               BANK OF AMERICA LOC++                                                        2.30     12/1/05           800,000
    9,000,000  FREMONT CA UNIFIED HIGH SCHOOL DISTRICT GO SANTA CLARA COUNTY TRAN           3.50      7/2/02         9,055,280
   10,000,000  FRESNO CA GO TRAN                                                            3.25     6/28/02        10,044,650
    8,500,000  FRESNO CA UNION SCHOOL DISTRICT GO TRAN                                      3.00     10/2/02         8,574,715
    6,800,000  FULLERTON CA INDUSTRIAL DEVELOPMENT REVENUE SUNCLIPSE INCORPORATED PROJECT
               SERIES A BANK OF AMERICA LOC++                                               2.30      7/1/15         6,800,000
   12,600,000  HAYWARD CA MFHR SERIES A FGIC INSURED++                                      2.25      8/1/14        12,600,000
   12,600,000  HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A US BANK
               NA LOC++                                                                     2.60      8/1/32         1,600,000
    3,505,000  HUNTINGTON BEACH CA SEABRIDGE VILLAS SERIES A++                              2.25      8/1/14         3,505,000
   15,455,000  IBM TAX EXEMPT GRANTOR TRUST++                                               2.28     11/1/05        15,455,000
   33,215,000  IRVINE CA PUBLIC FACILITIES & INFRASTRUCTURE AUTHORITY LEASE REVENUE CAPITAL
               IMPORTANT PROJECT BAYERISCHE VEREINSBANK LOC++                               2.20     11/1/10        33,215,000
    1,500,000  IRVINE CA STATE REVENUE IRVINE EAST INVESTMENT COMPANY++                     2.20     12/1/05         1,500,000
    6,000,000  LA COUNTY CAPITAL ASSET                                                      2.60     10/5/01         6,000,000
      100,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR WESTWOOD PARK APARTMENTS SERIES K
               BANK OF AMERICA NT & SA LOC++                                                2.20     12/1/07           100,000
    2,800,000  LOS ANGELES CA MFHR BONDS MASSELIN MANOR HOUSING PROJECT BANK OF AMERICA
               NT & SA LOC++                                                                2.30      7/1/15         2,800,000
    2,500,000  LOS ANGELES CA COMMUNITY COLLEGE DISTRICT EDUCATIONAL FACILITIES REVENUE
               PUTTERS SERIES 216++                                                         2.28      8/1/17         2,500,000
    1,800,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR GRAND PROMENADE
               PROJECT BANK OF AMERICA NT & SA LOC++                                        2.20     12/1/10         1,800,000
    5,500,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR SECURITY BUILDING
               PROJECT SERIES A AIG INSURED                                                 2.50     11/8/01         5,500,000
   16,070,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE
               SERIES 162++                                                                 2.28     8/15/04        16,070,000

                                       13

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
$   8,800,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER LEASING REVENUE SERIES 88
               MBIA INSURED++                                                               2.13%    8/15/18    $    8,800,000
    5,000,000  LOS ANGELES CA COP SAMUEL A FRYER YAVNEY SERIES A SOCIETE GENERALE LOC++     2.00      8/1/21         5,000,000
    5,365,000  LOS ANGELES CA DEPARTMENT OF WATER & POWER ELECTRIC REVENUE SERIES 143++     2.28     2/15/24         5,365,000
    9,495,000  LOS ANGELES CA DEPARTMENT WATER & POWER ELECTRIC REVENUE SERIES 144
               FSA INSURED++                                                                2.28     6/15/29         9,495,000
   30,200,000  LOS ANGELES CA DEPARTMENT WATER & POWER WATERWORKS REVENUE DEXIA INSURED++   2.30      7/1/35        30,200,000
    2,995,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION CLASS F SERIES 7++   2.20     11/1/26         2,995,000
    8,490,000  LOS ANGELES CA HOUSING AUTHORITY MFHR ROWLAND HEIGHTS APARTMENTS SERIES A
               WASHINGTON MUTUAL BANK LOC++                                                 2.10      8/1/30         8,490,000
   10,000,000  LOS ANGELES CA METROPOLITAN TRANSPORTATION REVENUE                           2.05    10/11/01        10,000,000
      500,000  LOS ANGELES CA MFHR COLLATERALIZED BY FNMA++                                 2.15     12/1/03           500,000
    4,400,000  LOS ANGELES CA MFHR LA BREA APARTMENTS PROJECT SERIES G++                    2.30     12/1/30         4,400,000
      100,000  LOS ANGELES CA MFHR LOANS TO LENDER PROGRAM SERIES A FHLB INSURED++          2.55      8/1/26           100,000
    5,500,000  LOS ANGELES CA PA 554++                                                      2.08      9/1/15         5,500,000
    3,210,000  LOS ANGELES CA SERIES 709++                                                  2.08      9/1/09         3,210,000
   28,755,000  LOS ANGELES CA USD GO TAX & REVENUE ANTICIPATION NOTES SERIES II-R-35
               FGIC INSURED++                                                               2.13      7/1/21        28,755,000
    5,000,000  LOS ANGELES CA USD SERIES 1179++                                             3.05      7/1/19         5,000,000
    5,445,000  LOS ANGELES CA UNION SCHOOL DISTRICT GO++                                    2.08      7/1/21         5,445,000
   10,595,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 184++                            2.31      7/1/22        10,595,000
   20,300,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 US BANK TRUST NA LOC++    2.35      7/1/34        20,300,000
   56,000,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B5++                          2.30      7/1/34        56,000,000
   23,500,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B7++                          2.30      7/1/34        23,500,000
   15,500,000  LOS ANGELES CA WATER & POWER REVENUE SERIES B-6++                            2.30      7/1/34        15,499,430
    1,725,000  LOS ANGELES COUNTY CA GO SCHOOLS POOLED FINANCING PROGRAM COP POOLED
               TRANSPORTATION SERIES B                                                      5.00     10/2/01         1,725,055
    3,500,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE FSA
               CREDIT SUPPORT++                                                             2.13      7/1/16         3,500,000
   14,000,000  LOS ANGELES COUNTY CA SCHOOLS POOLED FINANCING PROGRAM COP POOLED
               TRANSPORTATION SERIES A                                                      3.50      7/1/02        14,083,579
   20,015,000  LOS ANGELES COUNTY CA TAXABLE PENSION OBLIGATION BONDS SERIES C
               AMBAC INSURED++                                                              2.20     6/30/07        20,015,000
    3,500,000  MARYSVILLE CA JOINT USD TRAN++                                               4.75    10/11/01         3,500,877
   21,990,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES K++        2.13      8/5/22        21,990,000
    8,055,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
               SERIES SG128++                                                               2.13      7/1/30         8,055,000
   15,500,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES A
               AMBAC INSURED++                                                              2.20      6/1/23        15,500,000
    9,995,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
               SERIES 154 MBIA INSURED++                                                    2.55      7/1/27         9,995,000
   19,800,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
               SERIES C++                                                                   2.10      7/1/27        19,800,000
    1,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES C
               BANK OF AMERICA NT & SA LOC++                                                2.10      7/1/28         1,000,000
   20,000,000  MILPITAS CA MFHR CROSSING AT MONTAGUE PROJECT SERIES A US BANK
               TRUST NA LOC++                                                               2.35     8/15/33        20,000,000
    4,000,000  MODESTO CA IRRIGATION DISTRICT                                               2.60     11/2/01         4,000,000
    3,000,000  MODESTO CA IRRIGATION DISTRICT COP REFERENDUM & CAPITAL IMPROVEMENTS PROJECT
               SERIES A MBIA INSURED                                                        6.00     10/2/01         3,000,000

                                       14

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
$  11,100,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE SERIES SG66
               MBIA INSURED++                                                               2.13%    10/1/15    $   11,100,000
    3,900,000  MODESTO CA MFHR LIVE OAK APARTMENTS PROJECT US BANK TRUST LOC++              2.25     9/15/24         3,900,000
    5,000,000  MODESTO CA MFHR WESTDALE COMMONS APARTMENT PROJECT SERIES A++                2.35     12/1/15         5,000,000
    3,000,000  MODESTO CA PUBLIC FINANCING AUTHORITY LEASE REVENUE SERIES 354 AMBAC
               MOTOR VEHICLE FEE WITHHOLDING INSURED++                                      2.23      9/1/29         3,000,000
    2,900,000  MONTEBELLO CA IDA INDUSTRIAL DEVELOPMENT REVENUE SUNCLIPSE PROJECT BANK OF
               AMERICA LOC++                                                                2.30      4/1/15         2,900,000
    1,600,000  MONTEREY COUNTY CA FINANCE AUTHORITY REVENUE RECLAMATION & DISTRICT PROJECTS
               CREDIT LOCAL DE FRANCE LOC++                                                 2.25      9/1/36         1,600,000
    9,890,000  MORGAN HILL CA USD GO SERIES SG145 FGIC INSURED++                            2.08      8/1/25         9,890,000
      550,000  MSR PUBLIC POWER AGENCY CA POWER REVENUE SAN JUAN PROJECT SERIES F
               MBIA INSURED++                                                               2.60      7/1/22           550,000
   43,718,611  NEWMAN CAPITAL TRUST++                                                       2.38      4/1/32        43,718,611
   15,900,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES A
               BANK OF AMERICA NT & SA LOC++                                                2.55     10/1/26        15,900,000
   16,000,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES B
               BANK OF AMERICA NT & SA LOC++                                                2.55     10/1/26        16,000,000
   16,700,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES C
               BANK OF AMERICA NT & SA LOC++                                                2.55     10/1/26        16,700,000
    6,565,000  OAKLAND CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE SERIES A-2 OAKLAND
               CONVENTION CENTERS FSA INSURED                                               5.00     10/1/01         6,565,000
    7,200,000  OAKLAND CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE SERIES A2
               FSA INSURED++                                                                2.20      8/1/21         7,199,765
   28,100,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT MFHR SERIES A FHLMC INSURED++         2.25     12/1/06        28,100,000
   11,800,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS APARTMENTS SERIES C++  2.25     12/1/29        11,800,000
    8,749,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE HARBOR POINTE ISSUE D++       2.20     12/1/22         8,749,000
    3,900,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
               COLLATERALIZED BY FNMA++                                                     2.20    11/15/28         3,900,000
   10,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE RIVERBEND APARTMENTS
               SERIES B++                                                                   2.25     12/1/29        10,000,000
    9,200,000  ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY REVENUE SERIES B DEXIA
               PUBLIC FINANCE BANK LOC++                                                    2.50      8/1/30         9,200,000
    2,700,000  ORANGE COUNTY CA WATER DISTRICTS COP SERIES B BAYERISCHE LANDESBANK LOC++    2.55     8/15/15         2,700,000
    1,050,000  ORANGE COUNTY TRANSPORTATION AUTHORITY SALES TAX REVENUE                     6.10     2/15/02         1,085,077
   14,720,000  PALO ALTO CA UNION SCHOOL DISTRICT SERIES II R 93++                          2.13      2/1/07        14,720,000
    5,875,000  PENINSULA CORRIDOR JOINT POWERS GRANT ANTICIPATION NOTES SERIES C            3.95    10/19/01         5,875,558
    4,995,000  PORT OF OAKLAND CA++                                                         2.15     11/1/17         4,995,000
    3,400,000  PORT OF OAKLAND CA PORT REVENUE SERIES A1 REG D++                            2.30     11/1/22         3,400,000
    2,095,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC INSURED++            2.20     11/1/21         2,095,000
   22,000,000  RANCHO CA WATER DISTRICT FINANCING AUTHORITY REVENUE TORONTO DOMINION
               BANK LOC++                                                                   2.20     8/15/21        22,000,000
    4,570,000  REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION REVENUE AVIATION
               HIGH REDEVELOPMENT PROJECT ALLIED IRISH BANK PLC LOC++                       2.20      7/1/30         4,570,000
    7,500,000  RIVERSIDE CA PFA LEASE REVENUE SERIES A BANK OF NEW YORK WESTERN TRUST       5.00      4/1/02         7,570,097
   20,900,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION JAIL FACILITIES REVENUE
               SOUTHWEST JUSTICE CENTER PROJECT SERIES B MBIA INSURED++                     2.20     11/1/32        20,900,000
    2,245,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD REVENUE MBIA
               INSURED++                                                                    2.23      6/1/16         2,245,000

                                       15

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
$   1,400,000  RIVERSIDE COUNTY CA IDA INDUSTRIAL DEVELOPMENT REVENUE CRYOGENIC PROJECT
               ISSUE B++                                                                    2.30%     7/5/14    $    1,400,000
    5,000,000  RIVERSIDE COUNTY CA IDA BANK OF AMERICA LOC++                                2.10      6/1/26         5,000,000
    3,300,000  RIVERSIDE COUNTY CA IDA REVENUE UNIVERSAL FOREST PRODUCTS PROJECT BANK ONE
               MICHIGAN LOC++                                                               2.40      8/1/29         3,300,000
   30,000,000  RIVERSIDE COUNTY CA SCHOOL FINANCING AUTHORITY SERIES N10 BANK OF NEW YORK++ 2.35    10/19/01        30,000,000
    2,380,000  SACRAMENTO CA CITY FINANCING AUTHORITY REVENUE STONE & YOUNGBERG++           6.70     11/1/01         2,433,267
    1,750,000  SACRAMENTO CA CITY FINANCING AUTHORITY REVENUE STONE & YOUNGBERG             6.80     11/1/01         1,789,315
    4,000,000  SACRAMENTO COUNTY C TRUSTS GO SERIES L16 REG D LEHMAN LIQUIDITY LLC++        2.35      8/1/02         4,000,000
    6,300,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR HIDDEN OAKS APARTMENTS
               PROJECT SERIES C COLLATERALIZED BY FNMA++                                    2.30     5/15/29         6,300,000
    5,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR STONE CREEK APARTMENTS PROJECT
               COLLATERALIZED BY FNMA                                                       2.20    11/15/27         5,000,000
    8,000,000  SACRAMENTO COUNTY CA MFHR SERIES C US BANK NA LOC++                          2.20     4/15/07         8,000,000
   14,600,000  SACRAMENTO COUNTY CA OFFICE OF EDUCATION GO TRAN                             3.50     9/20/02        14,740,892
    2,730,000  SACRAMENTO COUNTY CA TRAN                                                    5.25     10/4/01         2,730,391
    3,000,000  SACRAMENTO COUNTY CA TRAN GO                                                 5.00     10/4/01         3,000,273
    6,000,000  SACRAMENTO COUNTY CA MFHR NORMANDY PARK APARTMENTS PROJECT SERIES A
               WELLS FARGO BANK LOC++                                                       2.30     2/15/33         6,000,000
    5,000,000  SALINAS CA MFHR BRENTWOOD GARDEN SERIES A COLLATERALIZED BY FNMA++           2.20     5/15/27         5,000,000
   23,600,000  SAN BERNARDINO COUNTY CA COP HEALTH CARE REVENUE MEDICAL CENTER FINANCING
               PROJECT MBIA INSURED++                                                       2.08      8/1/26        23,600,000
   10,200,000  SAN BERNARDINO COUNTY CA COP MBIA INSURED++                                  2.13      8/1/28        10,200,000
   35,000,000  SAN BERNARDINO COUNTY CA GO TRAN                                             3.75      7/2/02        35,284,021
    6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT SERIES A
               COLLATERALIZED BY FNMA++                                                     2.20     5/15/29         6,115,000
   87,000,000  SAN BERNARDINO COUNTY CA TRAN                                                3.50      7/2/02        87,542,281
    1,655,000  SAN BERNARDINO COUNTY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE++        2.08      3/1/10         1,655,000
    3,395,000  SAN DIEGO CA AREA HOUSING & FINANCE AGENCY LEASE REVENUE SERIES B++          2.30      6/1/06         3,395,000
   16,000,000  SAN DIEGO CA GO TRAN                                                         3.25      8/1/02        16,082,018
    8,020,000  SAN DIEGO CA GO TRAN                                                         5.25     10/2/01         8,020,301
    5,400,000  SAN DIEGO CA MFHR BANC OF AMERICA SECURITIES LLC LOC REMARKETED 2/28/00++    2.20      8/1/14         5,400,000
   43,330,000  SAN DIEGO CA MFHR PT 474 FHLMC INSURED++                                     2.13      9/1/04        43,330,000
    3,500,000  SAN DIEGO CA MFHR UNIVERSITY TOWN CENTER APARTMENTS PROJECT BANK OF AMERICA
               NT & SA LOC++                                                                1.95     10/1/15         3,500,000
   15,000,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER REVENUE SERIES SG++ 2.08     5/15/29        15,000,000
    3,000,000  SAN DIEGO CA USD++                                                           2.08      7/1/22         3,000,000
    6,150,000  SAN DIEGO CA USD SERIES A BANC OF AMERICA LOC                                5.25     10/4/01         6,150,811
    8,025,000  SAN DIEGO COUNTY & SCHOOL DISTRICT TRAN SERIES C                             6.00     10/4/01         8,026,751
    3,150,000  SAN DIEGO COUNTY CA COP INTERIM JUSTICE FACILITIES MORGAN GUARANTY++         2.25      8/1/07         3,150,000
      685,000  SAN DIEGO COUNTY CA COP SAN PASQUAL ACADEMY PROJECT++                        2.25      8/1/20           685,000
   80,000,000  SAN DIEGO COUNTY CA GO TRAN                                                  3.50     6/28/02        80,489,599
    4,900,000  SAN DIEGO COUNTY CA MFHR NATIONWIDE PROJECT SERIES C US BANK TRUST NA
               LOC REMARKETED 9/28/94++                                                     2.20     4/15/05         4,900,000
    1,250,000  SAN FRANCISCO CA BAY AREA RAPID TRANSPORTATION DISTRICT SALESTAX REVENUE
               PA 572++                                                                     2.08      7/1/26         1,250,000

                                        16

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
$   8,000,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMUNITY INTERNATIONAL AIRPORT
               REVENUE SERIES                                                               2.05%   10/11/01    $    8,000,000
    7,000,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMUNITY INTERNATIONAL AIRPORT
               REVENUE SERIES 38A++                                                         2.28      5/1/24         7,000,000
   19,200,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION LEASE REVENUE MOSCONE
               CENTER EXPANSION PROJECT SERIES 2 AMBAC INSURED++                            2.15      4/1/30        19,199,388
   15,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR FILLMORE CENTER
               PROJECT SERIES A1 CREDIT SUISSE FIRST BOSTON LOC++                           2.08     12/1/17        15,000,000
   14,900,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR ORLANDO CEPEDA
               PLACE PROJECT SERIES D CITIBANK NA LOC++                                     2.30     11/1/33        14,900,000
    5,000,000  SAN FRANCISCO CA CITY & COUNTY USD TRAN                                      4.38    12/13/01         5,006,458
   18,000,000  SAN FRANCISCO CA CITY AND COUNTY FINANCE CORPORATION LEASE REVENUE MOSCONE
               CENTER EXPANSION PROJECT SERIES 3 AMBAC INSURED++                            2.10      4/1/30        18,000,000
    2,805,000  SAN JACINTO CA USD COP SCHOOL FACILITIES BOARDING FUNDING PROGRAM FSA
               INSURED++                                                                    2.35      9/1/14         2,805,000
   15,600,000  SAN JOSE - SANTA CLARA CA WATER FINANCING AUTHORITY SEWER REVENUE SERIES B
               FGIC INSURED++                                                               2.20    11/15/11        15,600,000
    1,500,000  SAN JOSE CA MFHR ALMADEN LAKE VILLAGE APARTMENTS PROJECT SERIES A BANK OF
               AMERICA NT & SA LOC++                                                        2.27      3/1/32         1,500,000
    3,500,000  SAN JOSE CA MFHR FAIRWAY GLEN APARTMENTS PROJECT SERIES A FGIC INSURED
               REMARKETED 3/17/94++                                                         2.30     11/1/07         3,500,000
    9,970,000  SAN JOSE CA MFHR PT 1216++                                                   2.43      5/1/30         9,970,000
    2,000,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE JP MORGAN
               SECURITIES++                                                                 2.28      2/1/05         2,000,000
    2,200,000  SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY PACIFIC
               NATIONAL LOC++                                                               2.20     10/1/07         2,200,000
   14,615,000  SANTA CLARA CA ELECTRIC REVENUE SERIES A++                                   2.25      7/1/10        14,615,000
   13,625,000  SANTA CLARA CA ELECTRIC REVENUE SERIES B++                                   2.25      7/1/10        13,625,000
    2,200,000  SANTA CLARA COUNTY CA FINANCE AUTHORITY LEASE REVENUE VMC FACILITY
               REPLACEMENT PROJECT SERIES B UNION BANK OF SWITZERLAND LOC++                 2.25    11/15/25         2,200,000
    5,900,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR BENTON PARK CENTER
               APARTMENTS SERIES A FNMA COLLATERAL AGREEMENT++                              2.20    12/15/25         5,900,000
   14,600,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR FGIC INSURED++                  2.25     11/1/07        14,600,000
    3,770,000  SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE SERIES A    5.50      6/1/02         3,838,847
   34,595,000  SOUTH ORANGE COUNTY CA PFA SPECIAL TAX REVENUE SERIES 146 FGIC INSURED++     2.28     8/15/15        34,594,643
    5,400,000  SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES II FGIC INSURED++        2.13      5/1/09         5,400,000
   10,700,000  SOUTH PLACER CA WASTEWATER AUTHORITY UTILITY REVENUE SERIES B FGIC INSURED++ 2.20     11/1/35        10,700,000
   66,000,000  SOUTHERN CALIFORNIA HOME FINANCING AUTHORITY SFHR++                          2.43     11/1/02        66,000,000
   11,200,000  TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT PROJECT SOCIETE
               GENERALE LOC++                                                               2.55      1/1/31        11,200,000
    5,995,000  UNIVERSITY CA EDUCATIONAL FACILITIES REVENUE SERIES 478 MBIA INSURED++       2.23      9/1/22         5,995,000
    3,000,000  UNIVERSITY CA EDUCATIONAL REVENUE SERIES 480 MBIA INSURED++                  2.23      9/1/22         3,000,000
      290,000  UNIVERSITY OF CA REVENUE++                                                   2.08      9/1/14           290,000
    1,000,000  UNIVERSITY OF CALIFORNIA EDUCATIONAL FACILITIES REVENUE FLOATS
               PA SERIES 529++                                                              2.08      9/1/16         1,000,000
    7,300,000  VALLEJO CA HOUSING AUTHORITY MFHR REMARKETED 1/3/94 DRESNER BANK AG LOC++    2.15      1/1/08         7,300,000
    2,900,000  WALNUT CREEK CA MFHR CREEKSIDE DRIVE APARTMENTS PROJECT BANK OF AMERICA
               NT & SA LOC++                                                                1.85      4/1/07         2,900,000

TOTAL CALIFORNIA MUNICIPAL SECURITIES (COST $2,592,730,890)                                                      2,592,730,890
                                                                                                                --------------

                                       17

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
PUERTO RICO MUNICIPAL SECURITIES - 4.07%
$   4,700,000  CHILDRENS TRUST FUND PR PUTTERS PROJECT SERIES 149 MORGAN GUARANTY TRUST++   2.13%     7/1/08    $    4,700,000
    1,330,000  PUERTO RICO COMMONWEALTH GO SERIES 365 MBIA INSURED++                        2.18      7/1/29         1,330,000
    7,000,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK INDUSTRIAL
               DEVELOPMENT REVENUE                                                          2.20    10/11/01         7,000,000
    5,900,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK INDUSTRIAL
               DEVELOPMENT REVENUE                                                          2.20    10/26/01         5,900,000
    2,390,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY HIGHWAY
               REVENUE PA 605++                                                             2.06      7/1/26         2,390,000
    6,090,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY HIGHWAY
               REVENUE PA 548R++                                                            2.65      7/1/15         6,090,000
    1,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY REVENUE
               SERIES 472++                                                                 2.06      7/1/18         1,000,000
    2,400,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY HIGHWAY
               REVENUE MBIA IBC INSURED++                                                   2.13     8/11/10         2,400,000
    2,000,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY PA 498++         2.06      7/1/28         2,000,000
   10,825,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY IDA REVENUE
               SERIES 139 AMBAC INSURED++                                                   2.55      7/1/28        10,825,000
    6,315,000  PUERTO RICO COMMONWEALTH PUBLIC FINANCE CORPORATION APPROPRIATION++          2.06      6/1/19         6,315,000
   26,293,000  PUERTO RICO COP                                                              1.90    10/15/01        26,293,000
    5,000,000  PUERTO RICO COP                                                              1.95    10/16/01         5,000,000
    2,100,000  PUERTO RICO ELECTRIC POWER AUTHORITY POWER REVENUE SERIES S STARS & STRIPES
               PROJECT FSA INSURED                                                          5.55      7/1/02         2,143,846
    7,200,000  PUERTO RICO INFRASTRUCTURE++                                                 2.13     10/1/34         7,200,000
    4,800,000  PUERTO RICO MUNICIPAL FINANCE AGENCY++                                       2.06      8/1/19         4,800,000
    3,820,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GUARANTEED REVENUE PA 577++           2.06      7/1/27         3,820,000
    6,135,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY REVENUE SERIES 416 FSA++              2.18      7/1/21         6,135,000
    1,195,000  PUERTO RICO PUBLIC FINANCE CORPORATION REVENUE SERIES 111 AMBAC INSURED++    2.18      6/1/26         1,195,000
    2,000,000  PUERTO RICO PUBLIC FINANCING AUTHORITY++                                     2.06      6/1/16         2,000,000

TOTAL PUERTO RICO MUNICIPAL SECURITIES (COST $108,536,846)                                                         108,536,846
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,701,267,736)*                         101.35%                                                          $2,701,267,736
OTHER ASSETS AND LIABILITIES, NET               (1.35)                                                             (35,804,643)
                                               -------                                                         ---------------
TOTAL NET ASSETS                               100.00%                                                          $2,665,463,093
                                               -------                                                         ---------------

++  VARIABLE RATE SECURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

GOVERNMENT MONEY MARKET FUND

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE

SHORT-TERM FEDERAL AGENCIES - DISCOUNT NOTES - 29.75%

FEDERAL FARM CREDIT BANK - 0.26%
$   9,950,000  FEDERAL FARM CREDIT BANK                                                     2.40%#    1/2/02    $    9,949,005
                                                                                                                --------------
FEDERAL HOME LOAN BANK - 0.38%
   15,000,000  FEDERAL HOME LOAN BANK                                                       3.93#    6/28/02        14,574,750
                                                                                                                --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.96%
    1,950,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       2.78#    10/9/01         1,948,795
  193,800,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       2.81#   10/12/01       193,634,193
   50,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       3.56#   10/25/01        49,882,334
   42,432,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       3.42#   10/30/01        42,315,784
   13,042,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       3.80#    11/8/01        12,991,270
   25,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       4.91#   11/16/01        24,848,584
   12,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       3.50#    12/3/01        11,927,340
   75,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       3.93#    12/6/01        74,472,000
   25,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       3.85#     1/3/02        24,754,556
   40,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       3.55#    1/18/02        39,577,323
   20,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       3.42#    2/28/02        19,723,751
   25,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       3.45#    3/15/02        24,612,709
   60,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       3.52#    8/15/02        58,198,886

                                                                                                                   578,887,525
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.15%
   18,250,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        3.62#    10/1/01        18,250,000
   47,681,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        3.70#    10/1/01        47,681,000
   50,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.25#   10/12/01        49,923,153
   50,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        2.63#    11/1/01        49,887,194
    4,708,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        3.80#    11/8/01         4,689,687
   50,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.00#   11/16/01        49,692,695
   50,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        3.39#   11/29/01        49,724,667
   39,500,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        3.44#    12/4/01        39,260,543
   25,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.14#   12/14/01        24,748,195
   44,540,100  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        2.50#    1/15/02        44,214,858
    6,057,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        3.71#    1/24/02         5,987,893
   60,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        3.40#    1/31/02        59,324,342
   60,750,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        4.94#     2/8/02        59,717,161
   19,900,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        3.42#     3/1/02        19,619,543
   25,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        2.66#     8/9/02        24,436,668

                                                                                                                   547,157,599
                                                                                                                --------------
TOTAL SHORT-TERM FEDERAL AGENCIES - DISCOUNT NOTES (COST $1,150,568,881)                                         1,150,568,879
                                                                                                                --------------
SHORT-TERM FEDERAL AGENCIES - FIXED RATE NOTES - 15.72%

FEDERAL FARM CREDIT BANK - 0.74%
   13,000,000  FEDERAL FARM CREDIT BANK                                                     6.50      4/2/02        13,155,433
   15,000,000  FEDERAL FARM CREDIT BANK                                                     6.88      5/1/02        15,272,852

                                                                                                                    28,428,285
                                                                                                                --------------
                                       19

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
FEDERAL HOME LOAN BANK - 8.97%
$  23,000,000  FEDERAL HOME LOAN BANK                                                       3.94%   10/23/01    $   23,000,000
   10,975,000  FEDERAL HOME LOAN BANK                                                       6.00    11/15/01        11,001,312
    5,000,000  FEDERAL HOME LOAN BANK                                                       4.30    11/21/01         5,004,869
   10,000,000  FEDERAL HOME LOAN BANK                                                       6.17     1/14/02        10,027,362
   15,000,000  FEDERAL HOME LOAN BANK                                                       3.80     1/18/02        15,000,000
   25,000,000  FEDERAL HOME LOAN BANK                                                       5.25     1/23/02        25,040,753
   25,000,000  FEDERAL HOME LOAN BANK                                                       4.90      2/7/02        24,987,997
   11,000,000  FEDERAL HOME LOAN BANK                                                       6.75     2/15/02        11,083,680
   25,000,000  FEDERAL HOME LOAN BANK                                                       6.75     2/15/02        25,134,341
   25,000,000  FEDERAL HOME LOAN BANK                                                       5.13     2/26/02        25,134,266
    4,025,000  FEDERAL HOME LOAN BANK                                                       3.60      3/5/02         4,025,000
   19,875,000  FEDERAL HOME LOAN BANK                                                       4.50     3/26/02        19,880,367
   25,000,000  FEDERAL HOME LOAN BANK                                                       4.50      4/4/02        24,985,548
   25,000,000  FEDERAL HOME LOAN BANK                                                       5.25     4/25/02        25,093,048
   15,000,000  FEDERAL HOME LOAN BANK                                                       6.75      5/1/02        15,262,291
   14,000,000  FEDERAL HOME LOAN BANK                                                       4.13     5/29/02        14,006,175
   12,460,000  FEDERAL HOME LOAN BANK                                                       3.75     6/28/02        12,460,000
   54,400,000  FEDERAL HOME LOAN BANK                                                       6.88     7/18/02        55,732,909

                                                                                                                   346,859,918
                                                                                                                --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.30%
   25,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       4.75    12/14/01        25,038,364
   15,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       3.72     2/27/02        15,000,000
   17,200,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       5.50     5/15/02        17,348,412
   30,960,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       6.63     8/15/02        31,718,894

                                                                                                                    89,105,670
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.71%
    5,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        4.63    10/15/01         4,999,324
   30,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        6.40    12/21/01        30,159,251
   40,300,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        6.63     1/15/02        40,484,836
    9,300,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        6.23      3/1/02         9,387,293
   20,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.38     3/15/02        20,150,497
   13,455,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        6.63     4/15/02        13,592,702
    9,030,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        7.55     4/22/02         9,179,765
   15,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        6.75     8/15/02        15,403,351

                                                                                                                   143,357,019
                                                                                                                --------------
TOTAL SHORT-TERM FEDERAL AGENCIES - FIXED RATE NOTES (COST $607,750,890)                                           607,750,892
                                                                                                                --------------
FLOATING RATE NOTES - AGENCY - 27.96%

FEDERAL FARM CREDIT BANK - 1.29%
   50,000,000  FEDERAL FARM CREDIT BANK++                                                   2.50    11/25/02        49,985,886
                                                                                                                --------------
FEDERAL HOME LOAN BANK - 14.08%
   50,000,000  FEDERAL HOME LOAN BANK++                                                     3.41      2/1/02        49,996,706
   25,000,000  FEDERAL HOME LOAN BANK++                                                     3.32     2/15/02        24,997,246

                                       20

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
$  50,000,000  FEDERAL HOME LOAN BANK++                                                     3.40%     5/1/02    $   49,990,980
   94,590,000  FEDERAL HOME LOAN BANK++                                                     3.04     8/13/02        94,562,492
   50,000,000  FEDERAL HOME LOAN BANK++                                                     3.18     9/13/02        49,981,558
  100,000,000  FEDERAL HOME LOAN BANK++                                                     3.05    11/14/02        99,972,719
   50,000,000  FEDERAL HOME LOAN BANK++                                                     3.31    12/11/02        49,979,603
  125,000,000  FEDERAL HOME LOAN BANK++                                                     3.34     1/17/03       124,948,199

                                                                                                                   544,429,503
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.59%
   62,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION++                                      3.29     12/3/01        62,079,546
   75,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION++                                      3.08     5/14/02        75,000,000
  100,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION++                                      3.07      9/5/02        99,977,589
  250,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION++                                      3.06    10/17/02       249,949,386

                                                                                                                   487,006,521
                                                                                                                --------------
TOTAL FLOATING RATE NOTES - AGENCY (COST $1,081,421,910)                                                         1,081,421,910
                                                                                                                --------------
REPURCHASE AGREEMENTS - 29.05%
  250,731,928  BANKAMERICA NT & SA                                                          3.40     10/1/01       250,731,928
  640,766,500  BEAR STEARNS & COMPANY INCORPORATED                                          3.40     10/1/01       640,766,500
   12,950,000  BEAR STEARNS & COMPANY INCORPORATED TRI-PARTY MORTGAGE                       3.20     10/1/01        12,950,000
   99,766,500  CREDIT SUISSE FIRST BOSTON                                                   3.40     10/1/01        99,766,500
  119,000,000  MERRILL LYNCH & COMPANY                                                      3.25     10/1/01       119,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,123,214,928)                                                                1,123,214,928
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,962,956,609)*                         102.48%                                                          $3,962,956,609
OTHER ASSETS AND LIABILITIES, NET               (2.48)                                                             (95,954,092)
                                               ------                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $3,867,002,517
                                               ------                                                           --------------

++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
#   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MINOSTA MONEY MARKET FUND

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
MINNESOTA MUNICIPAL SECURITIES - 99.47%
$   4,000,000  BELTRAMI COUNTY MN ENVIRONMENTAL CONTROL PCR NORTHWOOD PANELBOARD PROJECT
               TORONTO DOMINION BANK LOC++                                                  2.65%    12/1/21    $    4,000,000
    1,100,000  BELTRAMI COUNTY MN ENVIRONMENTAL CONTROL PCR NORTHWOOD PANELBOARD PROJECT
               UBS AG LOC++                                                                 2.80      7/1/25         1,100,000
      500,000  CIRCLE PINES MN INDEPENDENT SCHOOL DISTRICT #12 SERIES A SCHOOL DISTRICT
               CREDIT PROGRAM CREDIT SUPPORT                                                3.65      2/1/02           500,483
      400,000  CITY OF ROCHESTER MN                                                         2.20     10/1/01           400,000
    1,565,000  CITY OF ROCHESTER MN                                                         2.20     10/2/01         1,565,000
      250,000  CITY OF ROCHESTER MN                                                         2.20     10/2/01           250,000
    1,100,000  COHASSET MN POWER REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT
               SERIES A ABN AMRO BANK NV LOC++                                              2.75      6/1/20         1,100,000
    1,725,000  COHASSET MN POWER REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT
               SERIES B ABN AMRO BANK NV LOC++                                              2.75      6/1/13         1,725,000
    1,000,000  DAKOTA COUNTY MN DEVELOPMENT AGENCY SFMR SERIES C COLLATERALIZED BY GNMA     3.50      5/1/02         1,004,547
    2,900,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE PT484
               COLLATERALIZED BY FHLMC++                                                    4.25     12/6/01         2,900,000
      100,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES REVENUE
               BENEDICTINE HEALTH SYSTEMS ST MARY'S SERIES A                                5.30     2/15/02           100,677
    5,150,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES REVENUE
               MILLER DWAN MEDICAL CENTER PROJECT DEXIA CREDIT LOCAL DE FRANCE LOC++        2.75      6/1/19         5,150,000
    2,885,000  EAGAN MN MFHR PT 1221 PROJECT++                                              2.55     12/1/29         2,885,000
    1,245,000  EDEN PRAIRIE MN INDUSTRIAL DEVELOPMENT REVENUE MICRO DYNAMICS CORPORATION
               PROJECT US BANK NA LOC++                                                     2.65     11/1/05         1,245,000
      385,000  EDEN PRARIE MN INDUSTRIAL DEVELOPMENT REVENUE SWB LLC PROJECT SERIES A++     2.65     11/1/20           385,000
    6,500,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A SCHOOL DISTRICT
               CREDIT PROGRAM                                                               2.75     8/26/02         6,500,000
      100,000  FRIDLEY MN INDUSTRIAL DEVELOPMENT REVENUE LONGVIEW FIBRE COMPANY
               PROJECT ABN AMRO++                                                           2.45      1/1/03           100,000
      500,000  FULDA MN INDEPENDENT SCHOOL DISTRICT #505 EDUCATION FACILITIES REVENUE
               SCHOOL DISTRICT CREDIT PROGRAM                                               4.55     10/1/01           500,000
    3,700,000  GOLDEN VALLEY MN IDA HEALTH CARE REVENUE UNICARE HOMES PROJECT BANK OF
               NEW YORK LOC++                                                               2.35      9/1/14         3,700,000
    1,500,000  MANKATO MN INDUSTRIAL DEVELOPMENT REVENUE KATOLIGHT CORPORATION PROJECT
               US BANK NA LOC++                                                             2.65     11/1/15         1,500,000
    1,700,000  MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC REMARKETED 10/3/00++   2.90      5/1/27         1,700,000
      750,000  MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                            2.30     11/7/01           750,000
      750,000  MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                            2.30     11/8/01           750,000
      750,000  MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                            2.20    12/10/01           750,000
      750,000  MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                            2.20    12/11/01           750,000
    2,500,000  MBIA CAPITAL CORPORATION++                                                   2.48      1/6/05         2,500,000
    3,980,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN COMMUNITY AIRPORT REVENUE
               SERIES SG136++                                                               2.38      1/1/25         3,980,000
    1,000,000  MINNEAPOLIS MN GO SALES TAX REVENUE                                          5.90      4/1/02         1,016,393
    2,200,000  MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT FIRSTAR BANK LOC++                  2.90      5/1/26         2,200,000
      400,000  MINNEAPOLIS MN PA 711 PROJECT++                                              2.38      3/1/10           400,000
      885,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT COP FSA INSURED                       4.25      2/1/02           887,737
    1,000,000  MINNEAPOLIS ST PAUL MN HOUSING FINANCE BOARD REVENUE SINGLE FAMILY FNMA
               MORTGAGE SERIES A-4 US BANCORP PIPER JAFFRAY LOC                             3.25      5/1/02         1,000,000
      700,000  MINNESOTA PFA WATER PCR BONDS STATE STREET B&T COMPANY LOC++                 2.38      3/1/15           700,000

                                       22

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
$     100,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR SERIES A                     5.00%      3/1/02   $      100,808
      600,000  MINNESOTA RURAL WATER FINANCIAL AUTHORITY PUBLIC PROJECTS CONSTRUCTION NOTES 5.25       4/1/02          607,174
    1,750,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING PROGRAM COP
               SERIES A                                                                     4.00      2/12/02        1,754,226
      125,000  MINNESOTA STATE GO                                                           5.00       8/1/02          127,338
    2,800,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE OLAF COLLEGE
               PROJECT SERIES 5H HARRIS TRUST & SAVINGS BANK LOC++                          2.75      10/1/30        2,800,000
    3,500,000  MINNESOTA STATE HOUSING FINANCE AGENCY                                       4.45     11/29/01        3,500,000
      275,000  MONTROSE MN INDUSTRIAL DEVELOPMENT REVENUE US BANK NA LOC++                  2.95       5/1/26          275,000
      570,000  NEW BRIGHTON MN INDUSTRIAL DEVELOPMENT REVENUE UNICARE HOMES INCORPORATED
               PROJECT US BANK TRUST NA LOC++                                               2.35      12/1/14          570,000
    1,470,000  NORTHERN MUNICIPAL POWER AGENCY MN POWER REVENUE SERIES II FSA INSURED++     2.38       1/1/13        1,470,000
      235,000  OSSEO MN INDEPENDENT SCHOOL DISTRICT #279 SERIES A SCHOOL DISTRICT CREDIT
               PROGRAM CREDIT SUPPORT                                                       4.00       2/1/02          235,695
    1,800,000  PLYMOUTH MN INDUSTRIAL DEVELOPMENT REVENUE DAILY PRINTING INCORPORATED
               PROJECT US BANK NA LOC++                                                     2.65      10/1/10        1,800,000
      220,000  PLYMOUTH MN INDUSTRIAL DEVELOPMENT REVENUE TURCK MULTIPROX INCORPORATED
               PROJECT DEUTSCHE BANK LOC++                                                  2.32      11/1/06          220,000
    3,390,000  PRIOR LAKE MN INDEPENDENT SCHOOL DISTRICT #719                               3.75      3/28/02        3,396,386
    1,510,000  ROBBINSDALE MN INDUSTRIAL DEVELOPMENT REVENUE UNICARE HOMES INCORPORATED
               PROJECT BANK OF AMERICA NA LOC++                                             2.35      10/1/14        1,510,000
    2,450,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE GO SERIES 2++                    2.38      5/15/22        2,450,000
    1,675,000  ROCORI AREA SCHOOLS MN INDEPENDENT SCHOOL DISTRICT #750 GO SCHOOL DISTRICT
               CREDIT PROGRAM                                                               3.25      8/12/02        1,682,701
      250,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT EDUCATIONAL FACILITIES REVENUE
               SERIES C FGIC INSURED                                                        5.45       2/1/02          252,346
    2,400,000  RUSHFORD PETERSON MN INDEPENDENT SCHOOL DISTRICT #239 GO AID ANTICIPATION
               CERTIFICATES INDEBTURE SCHOOL DISTRICT CREDIT PROGRAM                        3.00       8/5/02        2,405,879
    5,000,000  ST LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS PROJECT FNMA INSURED++     2.50      9/15/31        5,000,000
    1,000,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRIBUTION COOLING REVENUE
               SERIES L++                                                                   2.45       3/1/18        1,000,000
    1,045,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 GO SERIES B SCHOOL DISTRICT
               CREDIT PROGRAM                                                               4.50       2/1/02        1,051,178
    1,130,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY INDUSTRIAL DEVELOPMENT REVENUE
               SERIES I DEXIA CREDIT LOCAL FRANCE LOC++                                     2.45       6/1/15        1,130,000
    2,060,000  ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE 2001 SERIES O DEXIA
               CREDIT LOCAL LOC++                                                           2.85       3/1/12        2,060,000
    2,230,000  ST PAUL MN PORT AUTHORITY TRANSPORTATION REVENUE SERIES M DEXIA BANK LOC++   2.85       3/1/21        2,230,000
    2,000,000  UNIVERSITY OF MINNESOTA ROC-II-R-29++                                        2.38       7/1/21        2,000,000
    4,550,000  UNIVESITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE INTERMEDIATE TERN
               FINANCING SERIES A++                                                         2.30       7/1/08        4,550,000
      200,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY JAIL FACILITIES
               REVENUE                                                                      7.00       2/1/02          202,411
      100,000  WASHINGTON COUNTY MN SPECIAL ASSESSMENT SERIES B                             5.40       2/1/02          100,656
    3,000,000  WHITE BEAR LAKE MN INDEPENDENT SCHOOL DISTRICT #624 TAX ANTICIPATION
               CERTIFICATES                                                                 4.00      2/25/02        3,005,805
      175,000  WILLMAR MN INDEPENDENT SCHOOL DISTRICT #347 GO SERIES C AMBAC INSURED        6.25       2/1/02          176,598

TOTAL MINNESOTA MUNICIPAL SECURITIES (COST $101,659,038)                                                           101,659,038
                                                                                                                --------------

                                       23

                                                                                                                    VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $101,659,038)*                            99.47%                                                          $  101,659,038
OTHER ASSETS AND LIABILITIES, NET                0.53                                                                  537,884
                                               ------                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $  102,196,922
                                               ------                                                           --------------

++   VARIABLE RATE.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKTET FUND

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
CERTIFICATES OF DEPOSIT - 7.25%
$150,000,000  BARCLAYS BANK PLC (LONDON)                                                   3.83%     12/10/01  $   150,001,906
 100,000,000  COMMERZBANK AG NEW YORK BRANCH++                                             2.62       9/30/02       99,980,026
 100,000,000  NATEXIS BANQUES POPULAIRES                                                   2.52      12/21/01      100,000,000
 200,000,000  NATEXIS BANQUE NEW YORK BRANCH                                               3.25      12/10/01      200,000,000
  50,000,000  RABOBANK                                                                     5.22       1/14/02       49,997,231
 100,000,000  SOUTHTRUST BANK NA                                                           3.99       2/28/02      100,000,000
  75,000,000  SOUTHTRUST BANK NA                                                           4.00       8/19/02       75,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $774,979,163)                                                                  774,979,163
                                                                                                               ---------------

COMMERCIAL PAPER - 75.94%
  35,000,000  AEGON FUNDING**                                                              3.56#      11/2/01       34,890,178
 150,000,000  AMSTEL FUNDING CORPORATION**                                                 3.50#     11/15/01      149,349,375
  93,000,000  ANZ (DELAWARE) INCORPORATED                                                  2.53#      12/7/01       92,564,696
  50,000,000  APRECO INCORPORATED                                                          2.64#      11/6/01       49,868,500
 170,000,000  AQUINAS FUNDING LLC                                                          3.01#     10/19/01      169,745,000
  80,000,000  ATLANTIS ONE FUNDING                                                         3.44#     11/27/01       79,568,067
 300,000,000  ATLANTIS ONE FUNDING                                                         3.55#     12/14/01      297,841,667
 214,319,000  BAVARIA TRR CORPORATION                                                      3.47#      10/9/01      214,154,213
  50,000,000  BETA FINANCE INCORPORATED**                                                  3.45#      2/25/02       49,307,875
  80,500,000  BETA FINANCE INCORPORATED**                                                  3.72#      3/15/02       79,164,371
 135,000,000  BILLS SECURITIZATION LIMITED                                                 3.48#     11/14/01      134,430,750
  35,000,000  BILLS SECURITIZATION LIMITED                                                 3.55#      12/6/01       34,774,775
  55,000,000  CC USA INCORPORATED**                                                        3.41#       3/4/02       54,211,820
  98,441,000  CONCORD MINUTEMAN CAPITAL COMPANY LLC**                                      3.50#     11/13/01       98,032,990
 153,141,000  CONCORD MINUTEMAN CAPITAL COMPANY LLC**                                      3.43#      2/19/02      151,119,668
  65,050,000  COOPERATIVE ASSOCIATION OF TRACTOR DEALERS                                   2.65#      10/2/01       65,045,212
  50,000,000  CORPORATE RECEIVABLES CORPORATION**                                          2.64#     10/23/01       49,919,639
  25,000,000  CREDIT SUISSE FIRST BOSTON                                                   3.98#     11/27/01       24,845,625
 100,000,000  CREDIT SUISSE FIRST BOSTON                                                   3.86#      12/5/01       99,315,695
  95,004,000  CROWN POINT CAPITAL COMPANY LLC**                                            2.58#     10/24/01       94,848,009
 100,000,000  CXC INCORPORATED**                                                           3.60#     10/22/01       99,791,750
  60,000,000  CXC INCORPORATED**                                                           3.48#      11/8/01       59,781,500
 150,000,000  CXC INCORPORATED**                                                           3.49#      11/9/01      149,437,750
 229,500,000  DEXIA DELAWARE LLC                                                           3.52#      11/7/01      228,676,796
  77,169,000  DIAGEO PLC**                                                                 3.43#     11/16/01       76,833,744
  40,000,000  DORADA FINANCE INCORPORATED**                                                3.40#       3/1/02       39,439,622
  50,000,000  EUREKA SECURITIZATION INCORPORATED**                                         3.60#     10/24/01       49,885,958
  44,000,000  EUREKA SECURITIZATION INCORPORATED**                                         3.47#      11/8/01       43,839,767
  50,440,000  FAIRWAY FINANCE CORPORATION**                                                3.43#     11/29/01       50,158,938
  42,813,000  FAIRWAY FINANCE CORPORATION**                                                2.55#     12/12/01       42,595,510
  48,649,000  FAIRWAY FINANCE CORPORATION**                                                2.65#     12/17/01       48,375,337
 331,141,000  FORRESTAL FUNDING NOTES                                                      3.49#     10/10/01      330,852,907
 116,410,000  GIRO FUNDING CORPORATION**                                                   3.49#     11/15/01      115,906,527
  63,521,000  GRAND FUNDING CORPORATION                                                    3.55#      10/4/01       63,502,314
 212,000,000  GREENWICH FUNDING CORPORATION                                                3.11#     10/11/01      211,817,445
 125,000,000  GREYHAWK FUNDING LLC                                                         3.05#      10/9/01      124,916,667

                                       25

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE
$ 49,500,000  HALIFAX PLC                                                                  3.52%#    12/28/01  $    49,080,130
 125,000,000  HALOGEN CAPITAL COMPANY LLC**                                                3.01#     10/17/01      124,833,333
 151,430,000  HALOGEN CAPITAL COMPANY LLC**                                                3.49#     11/13/01      150,804,174
  96,975,000  IVORY FUNDING CORPORATION                                                    3.58#      10/1/01       96,975,000
  70,000,000  IVORY FUNDING CORPORATION                                                    3.10#      10/2/01       69,993,972
  45,130,000  IVORY FUNDING CORPORATION                                                    3.58#      10/3/01       45,121,049
  43,012,000  IVORY FUNDING CORPORATION                                                    3.53#     10/15/01       42,953,289
  38,230,000  IVORY FUNDING CORPORATION**                                                  3.50#     11/15/01       38,064,178
 196,000,000  JP MORGAN CHASE & COMPANY                                                    2.60#      11/1/01      195,561,178
  50,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                        4.65#     12/19/01       49,506,250
  50,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                        3.89#       4/1/02       49,044,500
  55,439,000  LEXINGTON PARKER CAPITAL COMPANY LLC                                         3.51#      10/5/01       55,417,440
 132,500,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                       3.82#      12/3/01      131,630,469
 141,948,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                       3.43#      2/19/02      140,074,405
  50,000,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                       3.41#       3/1/02       49,297,432
 124,831,000  LONESTAR FUNDING                                                             3.75#      10/9/01      124,728,084
  50,000,000  MOAT FUNDING LLC**                                                           3.52#     10/19/01       49,912,500
 100,000,000  MOAT FUNDING LLC**                                                           3.52#     10/26/01       99,757,639
 150,000,000  MOAT FUNDING LLC**                                                           4.17#      11/5/01      149,405,000
  94,223,000  NEPTUNE FUNDING CORPORATION**                                                3.02#     10/18/01       94,089,073
 175,602,000  NEPTUNE FUNDING CORPORATION**                                                2.54#     10/25/01      175,305,818
  47,000,000  NEPTUNE FUNDING CORPORATION**                                                3.06#     10/31/01       46,880,542
 109,444,000  NESS LLC**                                                                   3.64#     12/21/01      108,564,893
  35,628,000  NESS LLC**                                                                   3.46#      2/25/02       35,133,366
  76,168,000  NESS LLC**                                                                   2.65#      3/15/02       75,253,351
  77,800,000  NORDEA NORTH AMERICA INCORPORATED                                            2.62#     12/19/01       77,356,108
  25,000,000  PARADIGM FUNDING LLC                                                         3.55#      10/1/01       25,000,000
 300,000,000  PARADIGM FUNDING LLC                                                         3.53#     10/11/01      299,706,667
 122,727,000  PERRY GLOBAL FUNDING LLC                                                     2.53#     10/15/01      122,606,250
 135,319,000  PERRY GLOBAL FUNDING LLC                                                     3.50#      11/7/01      134,836,400
 106,647,000  PERRY III FUNDING CORPORATION                                                3.59#     10/30/01      106,341,160
  50,000,000  RECEIVABLES CAPITAL CORPORATION                                              3.51#      10/3/01       49,990,278
 246,920,000  SHEFFIELD RECEIVABLES CORPORATION                                            3.51#      10/5/01      246,823,976
  50,000,000  SHEFFIELD RECEIVABLES CORPORATION                                            2.51#     10/22/01       49,927,083
  84,000,000  SIGMA FINANCE INCORPORATED**                                                 3.70#      3/15/02       82,614,000
 200,000,000  SPINTAB AB                                                                   3.43#     11/21/01      199,036,667
  46,000,000  SPINTAB AB                                                                   3.43#     11/27/01       45,752,367
 162,200,000  SPINTAB AB                                                                   3.25#     12/11/01      161,169,941
  85,600,000  SURREY FUNDING CORPORATION**                                                 2.61#     10/18/01       85,494,902
  25,000,000  SVENSKA HANDELSBANKEN INCORPORATED                                           3.71#       3/4/02       24,612,862
  50,000,000  SWEDBANK AB                                                                  3.82#      12/6/01       49,656,250
  59,809,000  TRANSAMERICA ASSET FUNDING**                                                 2.61#     10/25/01       59,705,331
  97,000,000  TRANSAMERICA ASSET FUNDING**                                                 3.01#     10/31/01       96,757,500
  88,897,000  TULIP FUNDING CORPORATION**                                                  2.59#     10/24/01       88,750,468
 100,000,000  UBS FINANCIAL DELAWARE                                                       4.52#     10/12/01       99,864,945

TOTAL COMMERICAL PAPER (COST $8,112,200,877)                                                                     8,112,200,877
                                                                                                               ---------------

                                       26

                                                                                           INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE      DATE          VALUE

DISCOUNT NOTES - AGENCY - 0.53%
$ 57,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       2.55%#     11/9/01  $    56,843,155

TOTAL DISCOUNT NOTES - AGENCY (COST $56,843,155)                                                                    56,843,155
                                                                                                               ---------------

FIXED RATE NOTES - CORPORATE - 0.19%
  20,000,000  BAYER CORPORATION                                                            4.75       3/19/02       19,997,315

TOTAL FIXED RATE NOTES - CORPORATE (COST $19,997,315)                                                               19,997,315
                                                                                                               ---------------

FLOATING RATE FUNDING AGREEMENTS - 1.47%
   7,250,000  ALLSTATE LIFE INSURANCE COMPANY++                                            3.89      10/18/01        7,250,000
 150,000,000  TRANSAMERICA LIFE INCORPORATED++                                             3.91      10/12/01      150,000,000

TOTAL FLOATING RATE FUNDING AGREEMENTS (COST $157,250,000)                                                         157,250,000
                                                                                                               ---------------

FLOATING RATE NOTES - CORPORATE - 3.84%
 100,000,000  BEAR STEARNS & COMPANY INCORPORATED SERIES B++                               2.67       3/28/02      100,000,000
  35,000,000  DORADA FINANCE INCORPORATED++**                                              3.49       4/17/02       35,000,000
 108,000,000  GENERAL ELECTRIC CAPITAL CORPORATION++                                       3.01       9/19/02      108,000,000
  25,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                           2.82       3/21/02       25,000,000
 125,000,000  NATIONAL RURAL UTILITIES++                                                   3.79       4/17/02      125,000,000
  25,000,000  NORTHERN ROCK PLC++                                                          3.50       2/12/02       25,000,000
 100,000,000  SIGMA FINANCE INCORPORATED++                                                 3.48       3/15/02      100,000,000

TOTAL FLOATING RATE NOTES - CORPORATE (COST $518,000,000)                                                          518,000,000
                                                                                                               ---------------

MUNICIPAL DEMAND NOTES - 0.01%
   1,195,000  KALAMAZOO FUNDING CORPORATION OLD KENT BANK LOC++                            3.07      12/15/26        1,195,000

TOTAL MUNICIPAL DEMAND NOTES (COST $1,195,000)                                                                       1,195,000
                                                                                                               ---------------

REPURCHASE AGREEMENTS - 5.48%
  75,000,000  BANKAMERICA NT & SA                                                          3.40       10/1/01       75,000,000
 206,816,689  BEAR STEARNS & COMPANY INCORPORATED                                          3.40       10/1/01      206,816,689
  33,000,000  CREDIT SUISSE FIRST BOSTON                                                   3.40       10/1/01       33,000,000
 270,946,097  GOLDMAN SACHS GROUP INCORPORATED                                             3.50       10/1/01      270,946,097

TOTAL REPURCHASE AGREEMENTS (COST $585,762,786)                                                                    585,762,786
                                                                                                               ---------------

TIME DEPOSITS - 3.34%
 184,015,057  MERITA BANK GRAND CAYMAN                                                     3.50       10/1/01      184,015,057
  57,978,929  SOCIETE GENERALE MONTREAL BRANCH                                             3.50       10/1/01       57,978,929
 114,678,605  UNION BANK OF SWITZERLAND GRAND CAYMAN                                       2.75       10/1/01      114,678,605

TOTAL TIME DEPOSITS (COST $356,672,591)                                                                            356,672,591
                                                                                                               ---------------

US TREASURY BILLS - 0.93%
 100,000,000  US TREASURY BILLS                                                            3.73#      11/8/01       99,618,417

TOTAL US TREASURY BILLS (COST $99,618,417)                                                                          99,618,417
                                                                                                               ---------------

                                       27


                                                                                                                   VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $10,682,519,304)*                         99.99%                                                         $10,682,519,304
OTHER ASSETS AND LIABILITIES, NET                0.01                                                                  795,905
                                               ------                                                          ---------------
TOTAL NET ASSETS                               100.00%                                                         $10,683,315,209
                                               ------                                                          ---------------

++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
#    YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
** SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                             INTEREST  MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE      DATE          VALUE
MUNICIPAL SECURITIES - 100.35%
ALABAMA - 2.40%
$ 2,000,000  MONTGOMERY AL BIRMINGHAM MEDICAL CENTER SPECIAL CARE FACILITIES FINANCING
             AUTHORITY REVENUE VHA AL INCORPORATED CAPITAL PROJECT SERIES G AMBAC INSURED++    2.25%    12/1/30   $  2,000,000
 11,500,000  STEVENSON AL INDUSTRIAL DEVELOPMENT BOARD ENVIRONMENTAL IMPACT REVENUE THE
             MEAD CORPORATION PROJECT TORONTO DOMINION BANK LOC++                              2.80      6/1/32     11,500,000

                                                                                                                    13,500,000
                                                                                                                  ------------
ALASKA - 0.60%
    100,000  ALASKA HOUSING FINANCE CORPORATION HOUSING REVENUE SERIES 2-REG D MBIA INSURED++  2.45      6/1/35        100,000

  1,465,000  ALASKA HOUSING FINANCE CORPORATION HOUSING REVENUE STATE CAPITAL
             PROJECT SERIES A-2                                                                5.00      6/1/02      1,481,877

  1,775,000  ALASKA IDA REVENUE PROVIDENCE MEDICAL OFFICE BUILDING++                           2.45      6/1/10      1,775,000

                                                                                                                     3,356,877
                                                                                                                  ------------
ARIZONA - 0.63%
  1,500,000  ARIZONA SCHOOL DISTRICT TAX ANTICIPATION NOTES FINANCING PROGRAM COP EDUCATION
             REVENUE US BANCORP PIPER JAFFRAY LOC                                              3.25     7/31/02      1,508,517

  1,000,000  ARIZONA STATE TRANSPORTATION BOARD EXCISE TAX REVENUE MARICOPA COUNTY REGAL
             AREA SERIES A AMBAC INSURED                                                       5.50      7/1/02      1,020,514

  1,000,000  MOHAVE COUNTY AZ IDA ENVIROC INCORPORATED PROJECT SERIES A AMBAC INSURED          4.88    12/14/01      1,000,000

                                                                                                                     3,529,031
                                                                                                                  ------------
ARKANSAS - 0.53%
  3,000,000  ARKANSAS STATE DEVELOPMENT FINANCE AUTHORITY SERIES H++                           2.75      1/2/02      3,000,000
                                                                                                                  ------------
CALIFORNIA - 1.48%
  2,000,000  CALIFORNIA HIGHER EDUCATIONAL LOAN AUTHORITY STUDENT LOAN REVENUE SERIES A
             STATE STREET BANK &TRUST CA LOC++                                                 2.87      6/3/02      2,000,000
  1,900,000  DAVIS CA INDEPENDENT SCHOOL DISTRICT YOLO & SOLANO COUNTIES EDUCATION
             FACILITIES REVENUE TRAN                                                           3.00     9/11/02      1,909,298
  4,400,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE SERIES SG66 MBIA
             INSURED++                                                                         2.13     10/1/15      4,400,000

                                                                                                                     8,309,298
                                                                                                                  ------------
COLORADO - 6.93%
  2,000,000  ARAPAHOE COUNTY CO CAPITAL IMPROVEMENTS & TRANSPORTATION HIGHWAY REVENUE
             SERIES 437 MERRILL LYNCH++                                                        2.43     8/31/26      2,000,000
  2,000,000  ARVADA CO++                                                                       2.65     11/1/20      2,000,000
  4,264,000  BOULDER COUNTY CO MFHR CLOVERBASIN VILLAGE APARTMENTS PROJECT CHASE
             BANK OF TEXAS NA++                                                                2.98    12/25/31      4,264,000
  4,985,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES R-98 FSA INSURED++                 2.40    11/15/16      4,985,000
  2,000,000  EAGLE RANCH METROPOLITAN DISTRICT CO GO SOCIETE GENERALE LOC++                    2.30    10/15/18      2,000,000
  1,400,000  EAGLE RANCH METROPOLITAN DISTRICT CO GOLF COURSE REVENUE SERIES B SOCIETE
             GENERALE LOC++                                                                    2.30    10/15/18      1,400,000
  2,500,000  EAGLE TAX EXEMPT++                                                                2.38    11/15/17      2,500,000

                                       29

                                                                                             INTEREST  MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE      DATE          VALUE

$ 3,555,000  FORT COLLINS CO ECONOMIC DEVELOPMENT REVENUE HEALTH CARE REVENUE OAKRIDGE
             PROJECT SERIES A US BANK NA LOC++                                                 2.55%    12/1/32   $  3,555,000
  2,200,000  PITKIN COUNTY CO MFHR CENTENNIAL PROJECT SERIES A CREDIT LYONNAIS LOC++           2.30     12/1/24      2,200,000
 10,542,671  PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 1999-2 AMBAC INSURED++     2.50     3/16/05     10,542,671
  1,040,000  ROARING FORKS CO++                                                                2.48      6/1/05      1,040,000
  2,430,000  ROARING FORKS CO SFMR++                                                           2.48     12/1/05      2,430,000

                                                                                                                    38,916,671
                                                                                                                  ------------
DISTRICT OF COLUMBIA - 0.72%
  2,065,000  DISTRICT OF COLUMBIA PA 568++                                                     2.43      6/1/10      2,065,000
  2,000,000  DISTRICT OF COLUMIBA HOUSING FINANCE SFHR SERIES C                                3.50     3/25/02      2,000,000

                                                                                                                     4,065,000
                                                                                                                  ------------
FLORIDA - 0.28%
  1,500,000  BREVARD COUNTY FL HFA HEALTH CARE REVENUE WUESTHOFF MEMORIAL PROJECT
             SERIES B MBIA INSURED                                                             7.20      4/1/02      1,560,685
                                                                                                                  ------------
GEORGIA - 0.89%
  5,000,000  ATLANTA GA AIRPORT REVENUE SERIES SG 138++                                        2.38      1/1/26      5,000,000
                                                                                                                  ------------
HAWAII - 0.58%
  1,250,000  HONOLULU HI CITY & COUNTY GO SERIES A FGIC INSURED                                5.00      7/1/02      1,271,064
  1,965,000  HONOLULU HI CITY & COUNTY GO SERIES B FGIC INSURED                                5.00     11/1/01      1,967,752

                                                                                                                     3,238,816
                                                                                                                  ------------
IDAHO - 0.11%
    600,000  IDAHO HOUSING & FINANCE ASSOCIATION HOUSING REVENUE BALMORAL APARTMENTS
             PROJECT US BANK LOC++                                                             2.85      5/1/32        600,000
                                                                                                                  ------------
ILLINOIS - 6.33%
  2,000,000  CHICAGO IL IDR CHICAGO'S FINEST INCORPORATED PROJECT AMERICAN NATIONAL B&T LOC++  2.60     11/1/26      2,000,000
  3,165,000  CHICAGO IL O'HARE AIRPORT SPECIAL FACILITIES REVENUE NORDDEUTSCHE
             LANDESBANKEN LOC++                                                                2.85     11/1/25      3,165,000
    400,000  ELMHURST IL INDUSTRIAL DEVELOPMENT REVENUE JOHN SAKASH COMPANY INCORPORATED
             PROJECT LASALLE BANK NA LOC++                                                     2.33      2/1/25        400,000
  1,190,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY DEVELOPMENT REVENUE REVCOR INCORPORATED
             PROJECT LASALLE NATIONAL BANK LOC++                                               2.33      6/1/08      1,190,000
  1,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE SERIES A BANK ONE TRUST LOC++      2.30      5/1/31      1,000,000
  3,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY EDUCATION REVENUE SERIES A3
             HARRIS TRUST & SAVINGS LOC++                                                      2.75    10/18/01      3,000,000
 10,800,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE REVENUE PALOS
             COMMUNITY HOSPITAL PROJECT SERIES B BANK ONE TRUST COMPANY LOC++                  2.30     12/1/15     10,800,000
  3,900,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE REVENUE NORTHWEST COMMUNITY
             HOSPITAL PROJECT BANK ONE ILLINOIS NA LOC++                                       2.35      7/1/25      3,900,000
  2,100,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE REVENUE
             SERIES 166 AMBAC INSURED++                                                        2.36     2/15/24      2,100,000
  5,200,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE NORTHWESTERN MEMORIAL
             HOSPITAL PROJECT++                                                                2.70     8/15/25      5,200,000
    650,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE ST LUKES MEDICAL CENTER PROJECT
             SERIES B MBIA INSURED++                                                           2.35    11/15/23        650,000
  1,000,000  ILLINOIS STATE GO AIRPORT REVENUE FGIC INSURED                                    4.70      2/1/02      1,004,588

                                       30

                                                                                             INTEREST  MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE      DATE          VALUE
$ 1,000,000  ILLINOIS STATE SALES TAX REVENUE                                                  5.63%    6/15/02   $  1,020,521
    100,000  SPRINGFIELD IL TRANSPORTATION REVENUE GUARANTEED BY ALLIED SIGNAL++               2.45    10/15/16        100,000

                                                                                                                    35,530,109
                                                                                                                  ------------
INDIANA - 5.10%
  2,650,000  INDIANA HEALTH FACILITIES FINANCING AUTHORITY HEALTH CARE REVENUE ASCENSION
             HEALTH CREDIT SERIES B++                                                          2.55    11/15/39      2,650,000
 14,900,000  INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY HEALTH CARE REVENUE SERIES A
             MBIA INSURED++                                                                    2.25     12/1/15     14,900,000
  2,000,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY EDUCATION REVENUE ST MARY
             PROJECT BANK ONE INDIANA NA LOC++                                                 2.25     2/15/26      2,000,000
  1,500,000  INDIANA TRANSPORTATION FINANCIAL AUTHORITY HIGHWAY REVENUE SERIES A               6.80     12/1/01      1,540,837
  4,490,000  RICHMOND IN HOSPITAL AUTHORITY HEALTH CARE REVENUE REID HOSPITAL & HEALTH CARE
             PROJECTS STAR BANK NA LOC++                                                       4.35      1/2/02      4,502,538
  3,000,000  ST JOSEPH COUNTY IN INDEPENDENT HOSPITAL HEALTH CARE FACILITIES REVENUE HOLY
             CROSS HEALTH SYTEMS MBIA INSURED                                                  7.00     12/1/01      3,041,790

                                                                                                                    28,635,165
                                                                                                                  ------------
IOWA - 2.74%
  3,000,000  IOWA FINANCE AUTHORITY HEALTH CARE REVENUE TRINITY REGIONAL HOSPITAL PROJECT
             NORWEST BANK IOWA NA LOC PREREFUNDED 7/1/02 @ 102                                 7.00      7/1/02      3,150,090
  3,700,000  IOWA FINANCE AUTHORITY HEALTH CARE RV WHEATON  FRANCISCAN PROJECT SERIES B
             MBIA INSURED++                                                                    2.28     8/15/24      3,700,000
  3,810,000  IOWA FINANCE AUTHORITY SFMR SERIES N++                                            2.43      1/1/08      3,810,000
  1,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE PRIVATE
             EDUCATION PROJECT WELLS FARGO BANK IOWA LOC                                       3.75     5/23/02      1,004,350
  2,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE REVENUE ANTICIPATION NOTES
             PRIVATE EDUCATION SERIES K                                                        3.75     5/23/02      2,008,702
  1,500,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE REVENUE ANTICIPATION NOTES PRIVATE
             EDUCATION SERIES L                                                                3.75     5/23/02      1,506,526
    200,000  URBANDALE IA INDUSTRIAL DEVELOPMENT REVENUE INTERSTATE ACRES LP PROJECT
             PRINICPAL MUTUAL LIFE INSURANCE INSURED++                                         2.45     12/1/14        200,000

                                                                                                                    15,379,668
                                                                                                                  ------------
LOUISIANA - 6.75%
  1,365,000  EAST BATON ROUGE PARISH LA SALES & USE TAX REVENUE PUBLIC IMPROVEMENT SERIES A
             FGIC INSURED                                                                      8.00      2/1/02      1,386,257
  1,955,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY PT229++                               3.48      2/7/02      1,955,000
  2,010,000  LOUISIANA PUBLIC FACILITIES AUTHORITY ADVANCE FUNDING NOTES
             SERIES A AIG INSURED                                                              3.25     8/29/02      2,018,004
  3,420,000  LOUISIANA PUBLIC FACILITIES AUTHORITY GO ADVANCE FUNDING NOTES
             SERIES E STATE AID INTERCEPT PROGRAM LOC                                          3.00     10/3/02      3,445,204
 13,500,000  LOUISIANA PUBLIC FACILITIES AUTHORITY HOSPITAL REVENUE WILLIS-KNIGHTON MEDICAL
             CENTER PROJECT AMBAC INSURED++                                                    2.30      9/1/27     13,500,000
 10,950,000  LOUISIANA STATE HEALTH EDUCATION AUTHORITY REVENUE CLASS A SERIES B CAISSE
             DES DEPOTS LOC++                                                                  2.40     10/1/17     10,950,000
  3,150,000  LOUISIANA STATE SERIES II-R-111 GO STATES TERRITORIES SERIES MBIA INSURED++       2.21     5/15/12      3,150,000
  1,500,000  ORLEANS PARISH LA LAW ENFORCEMENT DISTRICT FGIC INSURED                           5.00      3/1/02      1,509,838

                                                                                                                    37,914,303
                                                                                                                  ------------

                                       31

                                                                                             INTEREST  MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE      DATE          VALUE
MAINE - 0.36%
$ 2,000,000  REGIONAL WASTE SYSTEM INDUSTRIES ME SOLID WASTE RESOURCES RECOVERY REVENUE
             SERIES R REMARKETED 4/10/01++                                                     2.75%     7/1/12   $  2,000,000
                                                                                                                  ------------
MARYLAND - 0.93%
  1,600,000  HOWARD COUNTY MD MFHR SHERWOOD CROSSING  LIMITED PROJECT GUARDIAN
             SAVINGS & LOAN LOC++                                                              3.00      6/1/02      1,600,000
  1,000,000  MARYLAND STATE DEPARTMENT OF TRANSPORTATION TRANSPORTATION REVENUE++              2.38     9/15/09      1,000,000
  2,600,000  MARYLAND STATE HEALTH & HIGHER EDUCATION FACILITIES AUTHORITY REVENUE CATHOLIC
             HEALTH SERIES B MORGAN GUARANTY TRUST LOC++                                       2.35     12/1/15      2,600,000

                                                                                                                     5,200,000
                                                                                                                  ------------
MASSACHUSETTS - 0.57%
  1,495,000  MASSACHUSETTS STATE GO SERIES II R 101 FSA INSURED++                              2.55     12/1/14      1,495,000
  1,700,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE FAIRVIEW
             EXTENDED SERIES B++                                                               4.55     7/15/02      1,723,591

                                                                                                                     3,218,591
                                                                                                                  ------------
MICHIGAN - 2.22%
  5,965,000  DETROIT MI SEWER DISPOSAL RV SERIES II-R-116 WATER & SEWER RV MBIA INSURED++      2.21      7/1/17      5,965,000
  3,310,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY MFHR PINE RIDGE PROJECT BANK
             ONE MICHIGAN LOC++                                                                2.35     10/1/07      3,310,000
  3,200,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION REVENUE VILLAGE AT
             BRIGHTON LLC PROJECT COLLATERALIZED BY FNMA++                                     2.25     8/15/34      3,200,000

                                                                                                                    12,475,000
                                                                                                                  ------------
MINNESOTA - 12.32%
  1,250,000  CITY OF ROCHESTER MN                                                              2.20     10/2/01      1,250,000
  1,500,000  CLOQUET MN PCR POTLATCH CORPORATION PROJECT BANK ONE NA LOC++                     2.25     12/1/09      1,500,000
  1,500,000  EAGAN MN MFHR PT 1221 PROJECT++                                                   2.55     12/1/29      1,500,000
    730,000  EDEN PRAIRIE MN MFHR LAKE PLACE APARTMENTS PROJECT US BANK NA LOC++               2.40      4/1/18        730,000
  8,050,000  EDINA MN MFHR EDINA PARK PLAZA PROJECT US BANK TRUST NA LOC++                     2.20     12/1/29      8,050,000
  1,930,000  HENNEPIN COUNTY MN LEASE REVENUE COP SERIES A                                     6.80    11/15/01      1,935,567
  1,045,000  LAUDERDALE MN CHILDREN'S HOME SOCIETY PROJECT FIRSTAR BANK LOC++                  2.90     12/1/30      1,045,000
  2,750,000  MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                                 2.30     11/7/01      2,750,000
  2,750,000  MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                                 2.30     11/8/01      2,750,000
  2,750,000  MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                                 2.20    12/10/01      2,750,000
  2,750,000  MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                                 2.20    12/11/01      2,750,000
  1,180,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN COMMUNITY AIRPORT REVENUE SERIES SG136++    2.38      1/1/25      1,180,000
  1,400,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT  SERIES A US BANK NA LOC++           2.85     10/1/21      1,400,000
  5,300,000  MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT FIRSTAR BANK LOC++                       2.90      5/1/26      5,300,000
  4,236,000  MINNEAPOLIS MN PA 711 PROJECT++                                                   2.38      3/1/10      4,236,000
  2,650,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A US BANK NA LOC++            2.85     10/1/21      2,650,000
  2,400,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR++                                 2.38      3/1/14      2,400,000
  1,900,000  MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION  BORROWING PROGRAM COP SERIES A  4.00     2/12/02      1,904,590
  3,200,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING PROGRAM CERTIFICATES
             AID ANTICIPATION CERTIFICATES INDEBTURE SERIES A COP SCHOOL DISTRICT CREDIT
             PROGRAM LOC                                                                       3.25     8/27/02      3,216,869
  2,000,000  MINNESOTA STATE GO++                                                              3.10      6/1/09      2,000,000

                                       32

                                                                                             INTEREST  MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE      DATE          VALUE
$ 1,700,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY EDUCATION REVENUE
             UNIVERSITY STATE THOMAS PROJECT SERIES C GO OF UNIVERSITY LOC++                   2.25%     4/1/25   $  1,700,000
  3,115,000  NORTHERN MUNICIPAL POWER AGENCY MN POWER REVENUE SERIES II FSA INSURED++          2.38      1/1/13      3,115,000
  1,770,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE GO SERIES 2++                         2.38     5/15/22      1,770,000
    700,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HOUSING REVENUE GOODWILL/EASTER
             SEALS PROJECT FIRSTAR BANK LOC++                                                  2.40      8/1/25        700,000
  9,060,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY WATER REVENUE DEXIA CREDIT LOCAL
             FRANCE LOC REMARKETED 1/3/94++                                                    2.20     12/1/12      9,060,000
  1,500,000  WADENA MN INDUSTRIAL DEVELOPMENT REVENUE HOMECREST INDUSTRIES INCORPORATED
             PROJECT US BANK NA LOC++                                                          2.55      8/1/19      1,500,000

                                                                                                                    69,143,026
                                                                                                                  ------------
MISSISSIPPI - 1.73%
  5,605,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION PT 1302++                         2.38      7/1/31      5,605,000
  2,125,000  MISSISSIPPI HOME CORPORATION SINGLE FAMILY HOUSING REVENUE PT146++                2.43     11/1/29      2,125,000
  2,000,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY REVENUE NORTH MISSISSIPPI
             HEALTH SERVICES SERIES 1 WESTDEUTSCHE LANDESBANK LOC++                            2.40     5/15/30      2,000,000

                                                                                                                     9,730,000
                                                                                                                  ------------
MISSOURI - 1.34%
  5,100,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY STUDENT LOAN REVENUE SERIES A BANK OF
             AMERICA  NA LOC++                                                                 2.35     12/1/05      5,100,000
    100,000  MISSOURI STATE DEVELOPMENT FINANCIAL BOARD RECREATIONAL FACILITIES REVENUE YMCA
             GREATER ST LOUIS PROJECT SERIES B BANK OF AMERICA NA INSURED++                    2.30      9/1/02        100,000
  2,300,000  MISSOURI STATE HEFA EDCUATION FACILITIES REVENUE SAINT LOUIS UNIVERSITY PROJECT
             SERIES A BANK OF AMERICA NA LOC++                                                 2.80     10/1/09      2,300,000

                                                                                                                     7,500,000
                                                                                                                  ------------
MONTANA - 0.73%
  4,080,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE CONSTRUCTION INTERCAP
             PROGRAM REVENUE++                                                                 3.50      3/1/02      4,080,000
                                                                                                                  ------------
NEW HAMPSHIRE - 0.29%
  1,600,000  NEW HAMPSHIRE HIGHER EDUCATION & HEALTH FACILITES AUTHORITY REVENUE BONDS
             MUNICIPAL TRUST RECEIPTS SERIES SG-19++                                           2.43      6/1/23      1,600,000
                                                                                                                  ------------
NEW JERSEY - 0.81%
  4,520,000  WILDWOOD CREST NJ BOND ANTICIPATION NOTES                                         3.50     5/24/02      4,538,335
                                                                                                                  ------------
NEW MEXICO - 0.57%
  1,445,000  ALBUQUERQUE NM INDUSTRIAL DEVELOPMENT REVENUE KARSTEN COMPANY NEW MEXICO
             PROJECT SERIES A BANK ONE ARIZONA NA LOC++                                        2.75     12/1/17      1,445,000
      5,000  ALBUQUERQUE NM INDUSTRIAL DEVELOPMENT REVENUE KARSTEN COMPANY NEW MEXICO
             PROJECT SERIES A BANK ONE ARIZONA NA LOC++                                        2.75     12/1/17          5,000
  1,630,000  ESPANOLA NM HEALTH CARE REVENUE SERIES A LA SALLE NATIONAL BANK LOC++             2.40    11/15/10      1,630,000
    100,000  SILVER CITY NM GO SERIES A LA SALLE NATIONAL BANK LOC++                           2.40    11/15/10        100,000

                                                                                                                     3,180,000
                                                                                                                  ------------
NEW YORK - 0.12%
    675,000  IBM TAX EXEMPT GRANTOR TRUST OTHER REVENUE IBM PROJECT SERIES 1999-C++            2.53     3/14/06        675,000
                                                                                                                  ------------
                                       33

                                                                                             INTEREST  MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE      DATE          VALUE
NORTH CAROLINA - 0.38%
$ 1,000,000  MECKLENBURG COUNTY NC PUBLIC IMPROVEMENT GO                                       6.25%     1/1/02   $  1,028,243
  1,100,000  NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY EDUCATION REVENUE GASTON
             DAY SCHOOL PROJECT BANK OF AMERICA LOC++                                          2.30      7/1/20      1,100,000

                                                                                                                     2,128,243
                                                                                                                  ------------
NORTH DAKOTA - 0.58%
  3,200,000  DEVILS LAKE ND INDUSTRIAL DEVELOPMENT REVENUE NOODLES BY LEONARDO US BANK
             NA LOC++                                                                          2.85      8/1/17      3,200,000
                                                                                                                  ------------
OHIO - 2.75%
  5,900,000  HAMILTON COUNTY OH HOSPITAL FACILITIES REVENUE++                                  2.55     7/15/29      5,900,000
    200,000  HAMILTON COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE COMMUNITY URBAN
             REDEVELOPMENT PROJECT NATIONAL WESTMINSTER LOC++                                  2.15    10/15/12        200,000
  5,000,000  OHIO HOUSING FINANCING AGENCY MORTGAGE REVENUE SERIES B                           3.40      3/1/02      5,000,000
  4,400,000  WOOSTER OH INDUSTRIAL DEVELOPMENT REVENUE ALLEN GROUP INCORPORATED NATIONAL
             BANK OF DETROIT LOC++                                                             2.50     12/1/10      4,400,000

                                                                                                                    15,500,000
                                                                                                                  ------------
OKLAHOMA - 0.51%
  2,885,000  OKLAHOMA STATE IDA REVENUE TEALRIDGE MANOR CORPORATION PROJECT BANK OF
             AMERICA NA LOC++                                                                  2.35     11/1/18      2,885,000
                                                                                                                  ------------
OREGON - 0.29%
  1,600,000  OREGON STATE DEPARTMENT ADMINISTRATIVE SERVICES COP SERIES B AMBAC INSURED        5.00     11/1/01      1,602,834
                                                                                                                  ------------
OTHER - 3.27%
  4,234,660  ABN AMRO LEASETOPS 2000-1 LEASETOPS CERTIFICATES ABN AMRO BANK NV LOC++           3.40     10/3/01      4,234,660
  3,500,000  ABN AMRO MUNITOPS GO SERIES 2001-23 MBIA INSURED++                                2.80     12/5/01      3,500,000
  2,300,000  CHARTER MAC FLOATER CERTIFICATE TRUST NATIONAL SERIES 2++                         2.58      5/1/43      2,300,000
  1,605,000  KOCH FIXED RATE DAILY FLOATER PL-6A++                                             2.58     10/6/03      1,605,000
  5,220,000  MBIA CAPITAL CORPORATION++                                                        2.48     1/14/16      5,220,000
  1,520,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES PPT-4 AMBAC INSURED++         2.95    10/11/30      1,520,000

                                                                                                                    18,379,660
                                                                                                                  ------------
PENNSYLVANIA - 1.03%
  4,000,000  EMMAUS PA GENERAL AUTHORITY REVENUE REMARKETED 5/1/2000 KBC BANK NV LOC++         2.35      3/1/24      4,000,000
  1,800,000  PHILADELPHIA PA AIRPORT REVENUE SERIES 118 FGIC INSURED++                         2.38     6/15/22      1,800,000

                                                                                                                     5,800,000
                                                                                                                  ------------
SOUTH CAROLINA - 1.46%
  6,000,000  FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER TREATMENT ROCHE CAROLINA
             INCORPORATED PROJECT DEUTSCHE BANK LOC++                                          2.75      4/1/28      6,000,000
    300,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY REVENUE SERIES SG-2 MBIA INSURED++  2.38      7/1/21        300,000
  1,900,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY UTILITIES REVENUE FGIC INSURED++    2.38      1/1/23      1,900,000

                                                                                                                     8,200,000
                                                                                                                  ------------
TENNESSEE - 2.78%
  4,000,000  MEMPHIS CENTER CITY TN REVENUE FINANCE CORPORATION MFHR++                         2.43     11/1/29      4,000,000
  2,200,000  MEMPHIS TN GO SERIES A WESTDEUTCHE LANDESBANK LOC++                               2.30      8/1/04      2,200,000

                                       34

                                                                                             INTEREST  MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE      DATE          VALUE

$ 3,000,000  MEMPHIS TN WATER REVENUE SERIES A                                                 6.00%     1/1/02   $  3,080,121
  1,315,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN SERIES A & B               5.00    10/15/02      1,351,906
  5,000,000  PORTLAND TN HEALTH & EDUCATIONAL FACILITIES BOARD HOSPITAL REVENUE SERIES 322
             FSA INSURED++                                                                     2.48    11/15/14      5,000,000

                                                                                                                    15,632,027
                                                                                                                  ------------
TEXAS - 12.37%
  3,290,000  AUSTIN TX UTILITIES SYSTEM REVENUE SERIES G++                                     2.38    11/15/11      3,290,000
  5,500,000  BRAZOS RIVER AUTHORITY TX PCR REVENUE TEXAS UTILITIES ELECTRIC COMPANY PROJECT
             SERIES D MBIA INSURED++                                                           2.30      7/1/22      5,500,000
  1,400,000  BRAZOS RIVER AUTHORITY TX PCR REVENUE UTILITIES ELECTRIC COMPANY PROJECT
             SERIES C AMBAC INSURED++                                                          2.75      6/1/30      1,400,000
  4,000,000  CALHOUN COUNTY TX SOLID WASTE DISPOSAL REVENUE FORMOSA PLASTICS CORPORATION
             PROJECT++                                                                         2.40      5/1/25      4,000,000
  9,100,000  COASTAL BEND TX HEALTH FACILITIES DEVELOPMENT CORPORATION INCARNATE WD HEALTH
             SYSTEM PROJECT SERIES D CHASE BANK OF TEXAS NA LOC++                              2.32     8/15/28      9,100,000
  4,995,000  COLLIN COUNTY TX HOUSING FINANCING CORPORATION MFHR++                             2.48      9/1/18      4,995,000
  1,880,000  DALLAS TX GO                                                                      5.50     2/15/02      1,894,999
 12,250,000  GALENA PARK TX INDEPENDENT SCHOOL DISTRICT GO PSFG INSURED++                      2.38     8/15/23     12,250,000
  1,805,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION HOSPITAL REVENUE
             MEMORIAL HOSPITAL SYSTEM PROJECT SERIES B MBIA INSURED++                          2.30      6/1/24      1,805,000
  3,000,000  HARRIS COUNTY TX HOUSING FINANCE CORPORATION ARBOR II LIMITED PROJECT             4.40     10/1/01      3,000,000
  3,770,000  HOUSTON TX WATER & SEWER SYSTEMS REVENUE MUNICIPAL TRUST RECEIPTS SERIES SG
             120 FGIC INSURED++                                                                2.38     12/1/23      3,770,000
  4,150,000  TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS MFHR++                      2.58     12/1/39      4,150,000
     90,000  TEXAS STATE DEPARTMENT OF HOUSING AND COMMUNITY AFFAIRS SFMR SERIES PT 136
             MBIA INSURED++                                                                    2.43      3/1/17         90,000
  8,100,000  TEXAS STATE GO TRAN SERIES A L32                                                  3.75     8/29/02      8,191,097
  2,000,000  TOWN CENTER IMPORT DISTRICT TX SALES & HOTEL OCCUPANCY TAX RV SERIES PA 884
             FGIC INSURED++                                                                    2.80     7/25/02      2,000,000
  4,000,000  TRAVIS COUNTY TX HOUSING FINANCE CORPORATION, SFMR SERIES 1287 GNMA
             COLLATERAL LOC++                                                                  2.45      9/1/18      4,000,000

                                                                                                                    69,436,096
                                                                                                                  ------------
UTAH - 2.10%
  5,000,000  UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES R++                          2.35     11/1/31      5,000,000
  6,800,000  WEBER COUNTY UT GO TRAN NOTES                                                     4.25    12/31/01      6,813,309

                                                                                                                    11,813,309
                                                                                                                  ------------
VIRGINIA - 0.18%
  1,000,000  PENINSULA PORTS AUTHORITY VA HEALTH CARE REVENUE RIVERSIDE HEALTH SYSTEM PROJECT
             SERIES A PREREFUNDED 7/1/02 @102                                                  6.25      7/1/02      1,024,190
                                                                                                                  ------------
WASHINGTON - 10.47%
  1,800,000  CITY OF TACOMA WA                                                                 2.85    11/13/01      1,800,000
 12,350,000  ISSAQUAH WA COMMUNITY PROPERTIES WATER REVENUE SERIES A BANK OF AMERICA
             NA LOC++                                                                          2.30     2/15/21     12,350,000
  1,000,000  KING COUNTY WA ECONOMIC ENTERPRISE CORPORATION INDUSTRIAL DEVELOPMENT REVENUE
             PUGET SOUND BLOOD CENTER PROJECT US BANK TRUST NA LOC++                           2.30      4/1/23      1,000,000

                                     35

                                                                                             INTEREST  MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE      DATE          VALUE
$ 3,500,000  LAKE TAPPS PARKWAY WA SPECIAL RV SERIES A++                                       2.35%    12/1/19   $  3,500,000
  1,300,000  PORT ANACORTES WA                                                                 2.45     10/3/01      1,300,000
  2,500,000  SEATTLE WA INDUSTRIAL DEVELOPMENT REVENUE LONGVIEW FIBRE COMPANY++                2.45      1/1/03      2,500,000
  2,000,000  SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT # 833 GO SERIES II R 34
             MBIA INSURED++                                                                    2.38      2/1/20      2,000,000
 11,500,000  SPOKANE WA GO                                                                     3.75     4/17/02     11,515,012
  1,700,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM POWER REVENUE NUCLEAR PROJECT #1
             MUNICIPAL SECURITIES TRUST RECEIPTS SERIES CMC2++                                 2.40      1/1/05      1,700,000
    805,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY REVENUE ACE TANK
             PROJECT US BANK NA LOC++                                                          2.50     11/1/18        805,000
  3,415,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY SOLID WASTE DISPOSAL
             REVENUE WASTE MANAGEMENT PROJECT SERIES I FLEET NATIONAL BANK LOC++               2.35     10/1/25      3,415,000
  1,300,000  WASHINGTON STATE EDFA REVENUE INDUSTRIAL DEVELOPMENT REVENUE CANAM STEEL
             PROJECT SERIES D++                                                                2.45     9/30/30      1,300,000
    950,000  WASHINGTON STATE HEATLH AND EDUCATION FINANCE AUTHORITY REVENUE MILL POINTE
             APARTMENTS PROJECT SERIES A US BANK TRUST NA LOC++                                2.85      1/1/30        950,000
 10,200,000  WASHINGTON STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE SEATTLE PACIFIC
             UNIVERSITY PROJECT SERIES B BANK OF AMERICA NA LOC++                              2.30     10/1/30     10,200,000
    295,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MFHR CANYON LAKES II PROJECT
             PACIFIC NORTHWEST BANK LOC++                                                      2.30     10/1/19        295,000
  3,140,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MFHR LAKEWOOD MEADOWS
             APARTMENTS PROJECT SERIES A++                                                     2.50     7/15/33      3,140,000
    700,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR CEDAR LANDING APARTMENT
             PROJECT SERIES A US BANK NA LOC++                                                 2.50     12/1/28        700,000
    300,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM POWER REVENUE NUCLEAR PROJECT #2
             AMBAC INSURED++                                                                   2.40      7/1/07        300,000

                                                                                                                    58,770,012
                                                                                                                  ------------
WISCONSIN - 4.11%
  4,600,000  KENOSHA WI UNION SCHOOL DISTRICT #001 TAX & REVENUE ANTICIPATION PROMISSORY NOTES 2.70     10/4/02      4,622,402
  1,500,000  ONEIDA TRIBE OF INDIANS WI HEALTH CARE REVENUE BANK OF AMERICA NA LOC++           2.30      7/1/16      1,500,000
  5,075,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SFHR++                         2.48      9/1/33      5,075,000
  2,200,000  WISCONSIN SCHOOL DISTRICTS CASH FLOW MANAGEMENT PROGRAM SERIES B1                 4.63     11/1/01      2,200,000
  4,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE NOVUS HEALTH
             GROUP SERIES B MBIA INSURED                                                       6.75    12/15/01      4,111,961
  1,000,000  WISCONSIN STATE HEATLH AND EDUCATION FINANCE AUTHORITY HEALTH CARE REVENUE
             GUNDERSEN LUTHERAN PROJECT SERIES B FSA INSURED++                                 2.80     12/1/29      1,000,000
  1,750,000  WISCONSIN STATE SCHOOL DISTRICTS CASH FLOW MANAGEMENT PROGRAM COP SERIES A-1
             US BANK NA LOC                                                                    3.25     9/25/02      1,761,405
  2,800,000  WISCONSIN STATE SCHOOL DISTRICTS CASH FLOW MANAGEMENT PROGRAM COP SERIES A2       3.25     9/25/02      2,819,330

                                                                                                                    23,090,098
                                                                                                                  ------------

TOTAL MUNICIPAL SECURITIES (COST $563,337,044)                                                                     563,337,044
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $563,337,044)*                           100.35%                                                            $563,337,044
OTHER ASSETS AND LIABILITIES, NET               (0.35)                                                              (1,976,331)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $561,360,713
                                               ------                                                             ------------

++   VARIABLE RATE SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001 (UNAUDITED)    MONEY MARKET FUNDS

100% TREASURY MONEY MARKET FUND

PRINCIPAL     SECURITY NAME                                            INTEREST RATE   MATURITY DATE        VALUE
U.S. TREASURY SECURITIES - 80.96%

U.S. TREASURY BILLS - 80.96%
$225,000,000  U.S. TREASURY BILLS                                          3.54%#         10/04/01    $   224,933,365
 100,000,000  U.S. TREASURY BILLS                                          1.95#          10/18/01         99,907,917
 275,000,000  U.S. TREASURY BILLS                                          2.53#          10/25/01        274,442,167
 200,000,000  U.S. TREASURY BILLS                                          3.48#          11/01/01        199,402,820
  50,000,000  U.S. TREASURY BILLS                                          3.35#          11/08/01         49,823,195
 150,000,000  U.S. TREASURY BILLS                                          3.36#          11/15/01        149,371,563
 300,000,000  U.S. TREASURY BILLS                                          3.31#          11/23/01        298,528,699
 224,750,000  U.S. TREASURY BILLS                                          3.35#          11/29/01        223,516,061
 225,000,000  U.S. TREASURY BILLS                                          2.56#          12/20/01        223,720,001
 299,800,000  U.S. TREASURY BILLS                                          3.35#          12/27/01        297,876,237
 150,000,000  U.S. TREASURY BILLS                                          3.44#          01/10/02        148,581,793
  75,000,000  U.S. TREASURY BILLS                                          3.27#          02/28/02         73,976,561

TOTAL U.S. TREASURY SECURITIES (COST $2,264,080,379)                                                  $ 2,264,080,379
                                                                                                      ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,264,080,379)*                          80.96%                                                $ 2,264,080,379
OTHER ASSETS AND LIABILITIES, NET               19.04                                                     532,509,609
                                               ------                                                 ---------------
TOTAL NET ASSETS                               100.00%                                                $ 2,796,589,988
                                               ------                                                 ---------------

# YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TREASURY PLUS MONEY MARKET FUND

PRINCIPAL     SECURITY NAME                                            INTEREST RATE   MATURITY DATE        VALUE
U.S. TREASURY SECURITIES - 57.03%

U.S. TREASURY BILLS - 31.94%
$250,000,000  U.S. TREASURY BILLS                                          3.45%#         10/04/01    $   249,928,146
  62,500,000  U.S. TREASURY BILLS                                          2.48#          10/25/01         62,396,458
  75,000,000  U.S. TREASURY BILLS                                          3.31#          01/10/02         74,304,574
  50,000,000  U.S. TREASURY BILLS                                          3.27#          02/07/02         49,415,021
  75,000,000  U.S. TREASURY BILLS                                          3.31#          03/07/02         73,915,719
  50,000,000  U.S. TREASURY BILLS                                          2.29#          03/28/02         49,433,862

                                                                                                          559,393,780
                                                                                                      ---------------
U.S. TREASURY NOTES - 24.40%
  50,000,000  U.S. TREASURY NOTES                                          5.63           10/01/01         50,000,000
  62,500,000  U.S. TREASURY NOTES                                          5.88           10/31/01         62,571,989
  50,000,000  U.S. TREASURY NOTES                                          7.50           11/15/01         50,207,321
 187,500,000  U.S. TREASURY NOTES                                          5.88           11/30/01        187,956,814
  50,000,000  U.S. TREASURY NOTES                                          6.63           04/30/02         51,217,248
  25,000,000  U.S. TREASURY NOTES                                          6.50           05/31/02         25,429,085

                                                                                                          427,382,457
                                                                                                      ---------------
U.S. TREASURY STRIPS - 0.69%
  12,253,000  U.S. TREASURY STRIPS                                         5.16           02/15/02         12,025,597
                                                                                                      ---------------

TOTAL U.S. TREASURY SECURITIES (COST $998,801,834)                                                        998,801,834
                                                                                                      ---------------

REPURCHASE AGREEMENTS - 42.65%
 412,050,000  BEAR STEARNS & COMPANY INCORPORATED TRI-PARTY MORTGAGE       3.20           10/01/01        412,050,000
  13,335,000  DEUTSCHE BANC ALEX BROWN                                     3.10           10/01/01         13,335,000
  21,500,000  GOLDMAN SACHS GROUP INCORPORATED                             3.14           10/01/01         21,500,000
 300,000,000  SALOMON SMITH BARNEY HOLDINGS                                3.20           10/01/01        300,000,000

TOTAL REPURCHASE AGREEMENTS (COST $746,885,000)                                                           746,885,000
                                                                                                      ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,745,686,834)*                          99.68%                                                $ 1,745,686,834
OTHER ASSETS AND LIABILITIES, NET                0.32                                                       5,665,590
                                               ------                                                 ---------------
TOTAL NET ASSETS                               100.00%                                                $ 1,751,352,424
                                               ------                                                 ---------------

# YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MONEY MARKET FUNDS

STATEMENTS OF ASSETS & LIABILITIES -- SEPTEMBER 30, 2001 (UNAUDITED)

                                                           CALIFORNIA TAX-FREE      GOVERNMENT
                                                            MONEY MARKET FUND    MONEY MARKET FUND
--------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
    IN SECURITIES AT AMORTIZED COST                             $2,701,267,736     $2,839,741,681
    REPURCHASE AGREEMENTS, AT COST                                           0      1,123,214,928
   CASH                                                              1,480,176             54,565
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                    12,973,272         12,645,727
   RECEIVABLE FOR INVESTMENTS SOLD                                  15,401,941          6,298,669
   PREPAID EXPENSES AND OTHER ASSETS                                         0            682,752
                                                                --------------     --------------
TOTAL ASSETS                                                     2,731,123,125      3,982,638,322
                                                                --------------     --------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                62,875,037        104,051,058
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                      1,995,209          1,555,064
   PAYABLE TO OTHER RELATED PARTIES                                     85,954            788,255
   ACCRUED EXPENSES AND OTHER LIABILITIES                              305,384          1,184,313
   DIVIDENDS PAYABLE                                                   398,448          8,057,115
                                                                --------------     --------------
TOTAL LIABILITIES                                                   65,660,032        115,635,805
                                                                --------------     --------------
TOTAL NET ASSETS                                                $2,665,463,093     $3,867,002,517
                                                                --------------     --------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                              $2,665,997,963     $3,867,012,545
   UNDISTRIBUTED NET INVESTMENT INCOME                                       0                  0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS              (534,870)           (10,028)
                                                                --------------     --------------
TOTAL NET ASSETS                                                $2,665,463,093     $3,867,002,517
                                                                --------------     --------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------------------------

NET ASSETS - CLASS A                                            $2,367,145,200     $  131,519,808
SHARES OUTSTANDING - CLASS A                                     2,367,702,508        131,517,336
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A          $         1.00     $         1.00
NET ASSETS - CLASS B                                                       N/A                N/A
SHARES OUTSTANDING - CLASS B                                               N/A                N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                     N/A                N/A
NET ASSETS - SERVICE CLASS                                      $  298,317,893     $3,735,482,709
SHARES OUTSTANDING - SERVICE CLASS                                 298,300,425      3,735,552,594
NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS    $         1.00     $         1.00
                                                                --------------     --------------

                                       40

                                                                   MINNESOTA MONEY       MONEY
                                                                    MARKET FUND(1)     MARKET FUND
--------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
    IN SECURITIES AT AMORTIZED COST                                 $101,659,038   $10,096,756,518
    REPURCHASE AGREEMENTS, AT COST                                             0       585,762,786
   CASH                                                                  120,090            58,751
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                         650,705         9,886,829
   RECEIVABLE FOR INVESTMENTS SOLD                                             0                 0
   PREPAID EXPENSES AND OTHER ASSETS                                      14,095                 0
                                                                    ------------   ---------------
TOTAL ASSETS                                                         102,443,928    10,692,464,884
                                                                    ------------   ---------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                           0                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                           59,612         5,591,064
   PAYABLE TO OTHER RELATED PARTIES                                       28,302         2,286,584
   ACCRUED EXPENSES AND OTHER LIABILITIES                                 (1,687)          237,471
   DIVIDENDS PAYABLE                                                     160,779         1,034,556
                                                                    ------------   ---------------
TOTAL LIABILITIES                                                        247,006         9,149,675
                                                                    ------------   ---------------
TOTAL NET ASSETS                                                    $102,196,922   $10,683,315,209
                                                                    ------------   ---------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                                  $102,196,890   $10,683,309,979
   UNDISTRIBUTED NET INVESTMENT INCOME                                         0                 0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      32             5,230
                                                                    ------------   ---------------
TOTAL NET ASSETS                                                    $102,196,922   $10,683,315,209
                                                                    ------------   ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------------------------

NET ASSETS - CLASS A                                                $102,196,922   $ 8,133,076,467
SHARES OUTSTANDING - CLASS A                                         102,196,890     8,132,516,009
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A              $       1.00   $          1.00
NET ASSETS - CLASS B                                                         N/A   $ 2,550,238,742
SHARES OUTSTANDING - CLASS B                                                 N/A     2,550,147,711
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                       N/A   $          1.00
NET ASSETS - SERVICE CLASS                                                   N/A               N/A
SHARES OUTSTANDING - SERVICE CLASS                                           N/A               N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS                 N/A               N/A
                                                                    ------------   ---------------

                                                             NATIONAL TAX-FREE     100% TREASURY    TREASURY PLUS
                                                             MONEY MARKET FUND  MONEY MARKET FUND  MONEYMARKET FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS
    IN SECURITIES AT AMORTIZED COST                               $563,337,044     $2,264,080,379  $  998,801,834
    REPURCHASE AGREEMENTS, AT COST                                           0                  0     746,885,000
   CASH                                                                258,416             52,076          50,318
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                     3,020,315          1,089,996      10,192,576
   RECEIVABLE FOR INVESTMENTS SOLD                                           0        538,333,967               0
   PREPAID EXPENSES AND OTHER ASSETS                                         0             94,539               0
                                                                  ------------     --------------  --------------
TOTAL ASSETS                                                       566,615,775      2,803,650,957   1,755,929,728
                                                                  ------------     --------------  --------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                 4,622,402                  0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                        287,353            955,329         908,635
   PAYABLE TO OTHER RELATED PARTIES                                    183,397             45,048          23,884
   ACCRUED EXPENSES AND OTHER LIABILITIES                              133,086             (1,745)        481,706
   DIVIDENDS PAYABLE                                                    28,824          6,062,337       3,163,079
                                                                  ------------     --------------  --------------
TOTAL LIABILITIES                                                    5,255,062          7,060,969       4,577,304
                                                                  ------------     --------------  --------------
TOTAL NET ASSETS                                                  $561,360,713     $2,796,589,988  $1,751,352,424
                                                                  ------------     --------------  --------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                                $561,228,502     $2,795,608,982  $1,750,992,303
   UNDISTRIBUTED NET INVESTMENT INCOME                                       0            168,885               0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS               132,211            812,121         360,121
                                                                  ------------     --------------  --------------
TOTAL NET ASSETS                                                  $561,360,713     $2,796,589,988  $1,751,352,424
                                                                  ------------     --------------  --------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-------------------------------------------------------------------------------------------------------------------

NET ASSETS - CLASS A                                              $561,360,713     $  161,461,909  $1,751,352,424
SHARES OUTSTANDING - CLASS A                                       561,235,633        161,373,278   1,751,029,577
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A            $       1.00     $         1.00  $         1.00
NET ASSETS - CLASS B                                                       N/A                N/A             N/A
SHARES OUTSTANDING - CLASS B                                               N/A                N/A             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                     N/A                N/A             N/A
NET ASSETS - SERVICE CLASS                                                 N/A     $2,635,128,079             N/A
SHARES OUTSTANDING - SERVICE CLASS                                         N/A      2,634,234,419             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE C                   N/A     $         1.00             N/A
                                                                  ------------     --------------  --------------

(1) THIS FUND COMMENCED OPERATIONS ON AUGUST 14, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY EQUITY FUNDS              STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED
                                SEPTEMBER 30, 2001 (UNAUDITED)

                                                              CALIFORNIA TAX-FREE     GOVERNMENT
                                                               MONEY MARKET FUND   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST                                                        $36,717,162        $79,159,535
                                                                   -----------        -----------
TOTAL INVESTMENT INCOME                                             36,717,162         79,159,535
                                                                   -----------        -----------

EXPENSES
   ADVISORY FEES                                                     4,032,176          6,595,402
   ADMINISTRATION FEES                                               2,016,088          2,826,601
   CUSTODY                                                             268,812            376,880
   SHAREHOLDER SERVICING FEES                                        3,089,958            116,192
   PORTFOLIO ACCOUNTING FEES                                             9,049             80,567
   TRANSFER AGENT
    CLASS A                                                             19,582            221,961
    CLASS B                                                                N/A                N/A
    SERVICE CLASS                                                          754              2,372
   DISTRIBUTION FEES
    CLASS B                                                                N/A                N/A
   LEGAL AND AUDIT FEES                                                 10,154             16,156
   REGISTRATION FEES                                                       867             19,670
   DIRECTORS' FEES                                                       2,091              2,091
   SHAREHOLDER REPORTS                                                   3,260              6,742
   OTHER                                                                   927                927
                                                                   -----------        -----------
TOTAL EXPENSES                                                       9,453,718         10,265,561
                                                                   -----------        -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                (980,346)          (772,155)
   NET EXPENSES                                                      8,473,372          9,493,406
                                                                   -----------        -----------
NET INVESTMENT INCOME                                               28,243,790         69,666,129
                                                                   -----------        -----------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                             6,043             86,552
                                                                   -----------        -----------
NET INCREASE IN NET ASSETS  RESULTING FROM OPERATIONS              $28,249,833        $69,752,681
                                                                   -----------        -----------

                                       42

                                                                   MINNESOTA MONEY     MONEY
                                                                    MARKET FUND(1)   MARKET FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST                                                         $1,610,101      $238,073,236
                                                                    ----------      ------------
TOTAL INVESTMENT INCOME                                              1,610,101       238,073,236
                                                                   -----------        -----------

EXPENSES
   ADVISORY FEES                                                       156,577        22,693,226
   ADMINISTRATION FEES                                                  78,288         8,509,960
   CUSTODY                                                              10,438         1,134,661
   SHAREHOLDER SERVICING FEES                                          130,481        14,183,266
   PORTFOLIO ACCOUNTING FEES                                            38,114           167,724
   TRANSFER AGENT
    CLASS A                                                              3,149         5,398,631
    CLASS B                                                                N/A            66,574
    SERVICE CLASS                                                          N/A               N/A
   DISTRIBUTION FEES
    CLASS B                                                                N/A         9,362,598
   LEGAL AND AUDIT FEES                                                  4,998            15,233
   REGISTRATION FEES                                                     1,168             7,909
   DIRECTORS' FEES                                                         591             2,091
   SHAREHOLDER REPORTS                                                     730            13,947
   OTHER                                                                    61            10,820
                                                                    ----------      ------------
TOTAL EXPENSES                                                         424,595        61,566,640
                                                                    ----------      ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                  (9,542)       (9,488,341)
   NET EXPENSES                                                        415,053        52,078,299
                                                                    ----------      ------------
NET INVESTMENT INCOME                                                1,195,048       185,994,937
                                                                    ----------      ------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                32                 0
                                                                    ----------      ------------
NET INCREASE IN NET ASSETS  RESULTING FROM OPERATIONS               $1,195,080      $185,994,937
                                                                    ----------      ------------

                                                             NATIONAL TAX-FREE   100% TREASURY       TREASURY PLUS
                                                             MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST                                                         $7,956,264        $48,671,563     $33,312,890
                                                                    ----------        -----------     -----------
TOTAL INVESTMENT INCOME                                              7,956,264         48,671,563      33,312,890
                                                                   -----------        -----------     -----------

EXPENSES
   ADVISORY FEES                                                       666,873          4,356,943       2,897,631
   ADMINISTRATION FEES                                                 400,124          1,867,262       1,241,842
   CUSTODY                                                              53,350            248,968         165,579
   SHAREHOLDER SERVICING FEES                                          666,873            189,790       2,069,737
   PORTFOLIO ACCOUNTING FEES                                            15,857             74,615          60,840
   TRANSFER AGENT
    CLASS A                                                              6,080                367          12,735
    CLASS B                                                                N/A                N/A             N/A
    SERVICE CLASS                                                          N/A             27,655             N/A
   DISTRIBUTION FEES                                                         0
    CLASS B                                                                N/A                N/A             N/A
   LEGAL AND AUDIT FEES                                                    949             11,011           1,489
   REGISTRATION FEES                                                       114              4,683           1,841
   DIRECTORS' FEES                                                         591              2,091           1,091
   SHAREHOLDER REPORTS                                                      44                538           1,384
   OTHER                                                                    25                 86             263
                                                                    ----------        -----------     -----------
TOTAL EXPENSES                                                       1,810,880          6,784,009       6,454,432
                                                                    ----------        -----------     -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                 (84,950)          (943,532)     (1,101,084)
   NET EXPENSES                                                      1,725,930          5,840,477       5,353,348
                                                                    ----------        -----------     -----------
NET INVESTMENT INCOME                                                6,230,334         42,831,086      27,959,542

   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                           137,828            717,541         246,668
                                                                    ----------        -----------     -----------
NET INCREASE IN NET ASSETS  RESULTING FROM OPERATIONS               $6,368,162        $43,548,627     $28,206,210
                                                                    ----------        -----------     -----------

(1) THIS FUND COMMENCED OPERATIONS ON AUGUST 14, 2000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS

                                                                       CALIFORNIA TAX-FREE
                                                                        MONEY MARKET FUND
                                                             ------------------------------------
                                                                      (UNAUDITED)
                                                                         FOR THE          FOR THE
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                              SEPTEMBER 30, 2001   MARCH 31, 2001
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                        $  2,678,493,851   $ 2,540,587,408
OPERATIONS:
   NET INVESTMENT INCOME                                             28,243,790        73,395,713
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                        6,043           123,232
                                                               ----------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 28,249,833        73,518,945
                                                               ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                         (25,859,167)      (69,354,451)
    ADMINISTRATIVE CLASS                                                    N/A               N/A
    CLASS B                                                                 N/A               N/A
    INSTITUTIONAL CLASS                                                     N/A               N/A
    S SHARES/SERVICE CLASS                                           (2,384,623)       (4,041,262)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                   0                 0
    ADMINISTRATIVE CLASS                                                    N/A               N/A
    CLASS B                                                                 N/A               N/A
    INSTITUTIONAL CLASS                                                     N/A               N/A
    S SHARES/SERVICE CLASS                                                    0                 0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                            1,880,405,436     3,588,081,329
   REINVESTMENT OF DIVIDENDS - CLASS A                               22,439,501        64,396,133
   COST OF SHARES REDEEMED - CLASS A                             (2,064,045,675)   (3,589,133,524)
                                                               ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A                                    (161,200,738)       63,343,938
                                                               ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS                         N/A               N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                         N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                           N/A               N/A
                                                               ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATIVE CLASS                                N/A               N/A
                                                               ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                              N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                              N/A               N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E                                N/A               N/A
                                                               ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS B/CLASS E                                     N/A               N/A
                                                               ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                          N/A               N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                          N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                            N/A               N/A
                                                               ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                 N/A               N/A
                                                               ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS                247,719,910       238,532,251
   REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                  2,324,342         4,138,857
   COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS                 (101,880,315)     (168,231,835)
                                                               ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                       148,163,937        74,439,273
                                                               ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS                               (13,030,758)      137,906,443
                                                               ----------------   ---------------
NET ASSETS:
--------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                              $  2,665,463,093   $ 2,678,493,851
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                          1,880,405,436     3,588,081,329
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A              22,439,501        64,396,133
   SHARES REDEEMED - CLASS A                                     (2,064,045,675)   (3,589,133,524)
                                                               ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A            (161,200,738)       63,343,938
                                                               ----------------   ---------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                       N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     ADMINISTRATIVE CLASS                                                   N/A               N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                   N/A               N/A
                                                               ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS                                                      N/A               N/A
                                                               ----------------   ---------------
   SHARES SOLD - CLASS B/CLASS E                                            N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS B/CLASS E                                                        N/A               N/A
   SHARES REDEEMED - CLASS B/CLASS E                                        N/A               N/A
                                                               ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS B/CLASS E                                                           N/A               N/A
                                                               ----------------   ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                                        N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                                    N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                    N/A               N/A
                                                               ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS                                                       N/A               N/A
                                                               ----------------   ---------------
   SHARES SOLD - CLASS S/SERVICE CLASS                              247,719,910       238,532,251
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS S/SERVICE CLASS                                            2,324,343         4,138,857
   SHARES REDEEMED - CLASS S/SERVICE CLASS                         (101,880,315)     (168,231,835)
                                                               ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS S/SERVICE CLASS                                             148,163,938        74,439,273
                                                               ----------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME          $              0   $             0
                                                               ----------------   ---------------

                                       44

                                                                           GOVERNMENT
                                                                       MONEY MARKET FUND
                                                               ----------------------------------
                                                                      (UNAUDITED)
                                                                          FOR THE         FOR THE
                                                                 SIX MONTHS ENDED      YEAR ENDED
                                                               SEPTEMBER 30, 2001  MARCH 31, 2001
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                        $  3,253,603,571  $  3,492,915,705
OPERATIONS:
   NET INVESTMENT INCOME                                             69,666,129       191,903,755
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                       86,552           211,813
                                                               ----------------  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 69,752,681       192,115,568
                                                               ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                          (1,576,854)       (3,506,069)
    ADMINISTRATIVE CLASS                                                    N/A               N/A
    CLASS B                                                                 N/A               N/A
    INSTITUTIONAL CLASS                                                     N/A               N/A
    S SHARES/SERVICE CLASS                                          (68,089,275)     (188,397,686)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                   0                 0
    ADMINISTRATIVE CLASS                                                    N/A               N/A
    CLASS B                                                                 N/A               N/A
    INSTITUTIONAL CLASS                                                     N/A               N/A
    S SHARES/SERVICE CLASS                                                    0                 0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                              162,311,645       213,353,218
   REINVESTMENT OF DIVIDENDS - CLASS A                                  969,548         1,260,599
   COST OF SHARES REDEEMED - CLASS A                               (104,223,735)     (201,118,454)
                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A                                      59,057,458        13,495,363
                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS                         N/A               N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                         N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                           N/A               N/A
                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATIVE CLASS                                N/A               N/A
                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                              N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                              N/A               N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E                                N/A               N/A
                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS B/CLASS E                                     N/A               N/A
                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                          N/A               N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                          N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                            N/A               N/A
                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                 N/A               N/A
                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS             18,166,828,554    29,887,589,726
   REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                 11,112,139        26,682,893
   COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS              (17,623,685,757)  (30,167,291,929)
                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                       554,254,936      (253,019,310)
                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS                               613,398,946      (239,312,134)
                                                               ----------------  ----------------
NET ASSETS:
--------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                              $  3,867,002,517  $  3,253,603,571
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                            162,311,646       213,353,218
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                 969,546         1,260,599
   SHARES REDEEMED - CLASS A                                       (104,223,735)     (201,118,454)
                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A              59,057,457        13,495,363
                                                               ----------------  ----------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                       N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     ADMINISTRATIVE CLASS                                                   N/A               N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                   N/A               N/A
                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS                                                      N/A               N/A
                                                               ----------------  ----------------
   SHARES SOLD - CLASS B/CLASS E                                            N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS B/CLASS E                                                        N/A               N/A
   SHARES REDEEMED - CLASS B/CLASS E                                        N/A               N/A
                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS B/CLASS E                                                           N/A               N/A
                                                               ----------------  ----------------
   SHARES SOLD - INSTITUTIONAL CLASS                                        N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                                    N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                    N/A               N/A
                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS                                                       N/A               N/A
                                                               ----------------  ----------------
   SHARES SOLD - CLASS S/SERVICE CLASS                           18,166,830,086    29,887,589,726
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS S/SERVICE CLASS                                           11,112,142        26,682,893
   SHARES REDEEMED - CLASS S/SERVICE CLASS                      (17,623,685,757)  (30,167,291,929)
                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS S/SERVICE CLASS                                             554,256,471      (253,019,310)
                                                               ----------------  ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME          $              0  $              0
                                                               ----------------  ----------------

                                                                           MINNESOTA
                                                                          MONEY MARKET                     MONEY MARKET FUND
                                                           ------------------------------------   ----------------------------------
                                                                    (UNAUDITED)                          (UNAUDITED)
                                                                       FOR THE          FOR THE             FOR THE         FOR THE
                                                              SIX MONTHS ENDED     PERIOD ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                            SEPTEMBER 30, 2001 MARCH 31, 2001(1) SEPTEMBER 30, 2001  MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                         $  113,871,035   $            0  $ 16,899,576,890   $15,178,597,286

OPERATIONS:
   NET INVESTMENT INCOME                                             1,195,048        1,619,460       185,994,937       867,873,638
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                          32                0                 0           360,685
                                                                --------------   --------------  ----------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,195,080        1,619,460       185,994,937       868,234,323
                                                                --------------   --------------  ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                         (1,195,048)      (1,619,460)     (153,277,947)     (762,066,241)
    ADMINISTRATIVE CLASS                                                   N/A              N/A               N/A               N/A
    CLASS B                                                                N/A              N/A       (32,716,990)     (105,807,397)
    INSTITUTIONAL CLASS                                                    N/A              N/A               N/A               N/A
    S SHARES/SERVICE CLASS                                                 N/A              N/A               N/A               N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                  0                0                 0                 0
    ADMINISTRATIVE CLASS                                                   N/A              N/A               N/A               N/A
    CLASS B                                                                N/A              N/A                 0                 0
    INSTITUTIONAL CLASS                                                    N/A              N/A               N/A               N/A
    S SHARES/SERVICE CLASS                                                 N/A              N/A               N/A               N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                              89,561,088      259,258,511     6,379,578,242     9,824,945,114
   REINVESTMENT OF DIVIDENDS - CLASS A                               1,032,898        1,481,164       146,278,042       735,307,818
   COST OF SHARES REDEEMED - CLASS A                              (102,268,131)    (146,868,640)  (12,799,237,386)   (9,595,867,807)
                                                                --------------   --------------  ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A                                    (11,674,145)     113,871,035    (6,273,381,102)      964,385,125
                                                                --------------   --------------  ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS                        N/A              N/A               N/A               N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                        N/A              N/A               N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                          N/A              N/A               N/A               N/A
                                                                --------------   --------------  ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATIVE CLASS                               N/A              N/A               N/A               N/A
                                                                --------------   --------------  ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                             N/A              N/A     1,846,656,062     4,136,456,231
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                             N/A              N/A        32,938,597       106,024,172
   COST OF SHARES REDEEMED - CLASS B/CLASS E                               N/A              N/A    (1,822,475,238)   (3,486,246,609)
                                                                --------------   --------------  ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS B/CLASS E                                    N/A              N/A        57,119,421       756,233,794
                                                                --------------   --------------  ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                         N/A              N/A               N/A               N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                         N/A              N/A               N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                           N/A              N/A               N/A               N/A
                                                                --------------   --------------  ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                N/A              N/A               N/A               N/A
                                                                --------------   --------------  ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS                       N/A              N/A               N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                       N/A              N/A               N/A               N/A
   COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS                         N/A              N/A               N/A               N/A
                                                                --------------   --------------  ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                              N/A              N/A               N/A             N/A(5)
                                                                --------------   --------------  ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS                              (11,674,113)     113,871,035    (6,216,261,681)    1,720,979,604
                                                                --------------   --------------  ----------------   ---------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                               $  102,196,922   $  113,871,035  $ 10,683,315,209   $16,899,576,890
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                            89,561,088      259,258,511     6,379,578,242     9,824,945,114
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A              1,032,898        1,481,164       146,278,042       735,307,818
   SHARES REDEEMED - CLASS A                                      (102,268,131)    (146,868,640)  (12,799,237,386)   (9,595,867,807)
                                                                --------------   --------------  ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A            (11,674,145)     113,871,035    (6,273,381,102)      964,385,125
                                                                --------------   --------------  ----------------   ---------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                      N/A              N/A               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     ADMINISTRATIVE CLASS                                                  N/A              N/A               N/A               N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                  N/A              N/A               N/A               N/A
                                                                --------------   --------------  ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS                                                     N/A              N/A               N/A               N/A
                                                                --------------   --------------  ----------------   ---------------
   SHARES SOLD - CLASS B/CLASS E                                           N/A              N/A     1,846,656,062     4,136,456,231
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS B/CLASS E                                                       N/A              N/A        32,938,596       106,024,172
   SHARES REDEEMED - CLASS B/CLASS E                                       N/A              N/A    (1,822,475,238)   (3,486,246,609)
                                                                --------------   --------------  ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS B/CLASS E                                                          N/A              N/A        57,119,420       756,233,794
                                                                --------------   --------------  ----------------   ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                                       N/A              N/A               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                                   N/A              N/A               N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                   N/A              N/A               N/A               N/A
                                                                --------------   --------------  ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS                                                      N/A              N/A               N/A               N/A
                                                                --------------   --------------  ----------------   ---------------
   SHARES SOLD - CLASS S/SERVICE CLASS                                     N/A              N/A               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS S/SERVICE CLASS                                                 N/A              N/A               N/A               N/A
   SHARES REDEEMED - CLASS S/SERVICE CLASS                                 N/A              N/A               N/A               N/A
                                                                --------------   --------------  ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS S/SERVICE CLASS                                                    N/A              N/A                 0                 -
                                                                --------------   --------------  ----------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME           $            0   $            0  $              0   $             0
                                                                --------------   --------------  ----------------   ---------------

(1) This fund commenced operations on August 14, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                           NATIONAL TAX-FREE
                                                                           MONEY MARKET FUND
                                                                 -----------------------------------
                                                                         (UNAUDITED)
                                                                            FOR THE          FOR THE
                                                                   SIX MONTHS ENDED       YEAR ENDED
                                                                 SEPTEMBER 30, 2001   MARCH 31, 2001
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                               $ 445,252,162    $ 324,451,950
                                                                      -------------    -------------

OPERATIONS:
   NET INVESTMENT INCOME                                                  6,230,334       12,785,098
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                          137,828           (5,613)
                                                                      -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      6,368,162       12,779,485
                                                                      -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                              (6,230,334)     (12,785,098)
    ADMINISTRATIVE CLASS                                                        N/A              N/A
    CLASS B                                                                     N/A              N/A
    INSTITUTIONAL CLASS                                                         N/A              N/A
    S SHARES/SERVICE CLASS                                                      N/A              N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                       0                0
    ADMINISTRATIVE CLASS                                                        N/A              N/A
    CLASS B                                                                     N/A              N/A
    INSTITUTIONAL CLASS                                                         N/A              N/A
    S SHARES/SERVICE CLASS                                                      N/A              N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                  684,189,493      866,641,264
   REINVESTMENT OF DIVIDENDS - CLASS A                                    6,188,529       12,724,430
   COST OF SHARES REDEEMED - CLASS A                                   (574,407,299)    (758,559,869)
                                                                      -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A                                  115,970,723      120,805,825
                                                                      -------------    -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVECLASS                              N/A              N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                             N/A              N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                               N/A              N/A
                                                                      -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS                             N/A              N/A
                                                                      -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                                  N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                  N/A              N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E                                    N/A              N/A
                                                                      -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E                                  N/A              N/A
                                                                      -------------    -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                              N/A              N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                              N/A              N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                N/A              N/A
                                                                      -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                              N/A              N/A
                                                                      -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS                            N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                            N/A              N/A
   COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS                              N/A              N/A
                                                                      -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                            N/A              N/A
                                                                      -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS                                   116,108,551      120,800,212
                                                                      -------------    -------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                                     $ 561,360,713    $ 445,252,162
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                684,189,492      866,641,264
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                   6,188,529       12,724,430
   SHARES REDEEMED - CLASS A                                           (574,407,299)    (758,559,869)
                                                                      -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                 115,970,722      120,805,825
                                                                      -------------    -------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                           N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     ADMINISTRATIVE CLASS                                                       N/A              N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                       N/A              N/A
                                                                      -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS                                                          N/A              N/A
                                                                      -------------    -------------
   SHARES SOLD - CLASS B/CLASS E                                                N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS B/CLASS E                                                            N/A              N/A
   SHARES REDEEMED - CLASS B/CLASS E                                            N/A              N/A
                                                                      -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS B/CLASS E                                                               N/A              N/A
                                                                      -------------    -------------
   SHARES SOLD - INSTITUTIONAL CLASS                                            N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                                        N/A              N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                        N/A              N/A
                                                                      -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS                                                           N/A              N/A
                                                                      -------------    -------------
   SHARES SOLD - CLASS S/SERVICE CLASS                                          N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS S/SERVICE CLASS                                                      N/A              N/A
   SHARES REDEEMED - CLASS S/SERVICE CLASS                                      N/A              N/A
                                                                      -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS S/SERVICE CLASS                                                         N/A              N/A
                                                                      -------------    -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                 $           0    $           0
                                                                      -------------    -------------

                                       46

                                                                              100% TREASURY
                                                                            MONEY MARKET FUND
                                                                  -------------------------------------
                                                                        (UNAUDITED)
                                                                            FOR THE             FOR THE
                                                                   SIX MONTHS ENDED          YEAR ENDED
                                                                  SEPTEMBER 30,2001      MARCH 31, 2001
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                             $ 2,352,877,712    $  1,704,296,646
                                                                    ---------------    ----------------

OPERATIONS:
   NET INVESTMENT INCOME                                                 42,831,086         101,697,374
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                          717,541           1,399,867
                                                                    ---------------    ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     43,548,627         103,097,241
                                                                    ---------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                              (2,449,501)         (3,068,343)
    ADMINISTRATIVE CLASS                                                        N/A                 N/A
    CLASS B                                                                     N/A                 N/A
    INSTITUTIONAL CLASS                                                         N/A                 N/A
    S SHARES/SERVICE CLASS                                              (40,381,585)        (98,629,031)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                  (7,739)                  0
    ADMINISTRATIVE CLASS                                                        N/A                 N/A
    CLASS B                                                                     N/A                 N/A
    INSTITUTIONAL CLASS                                                         N/A                 N/A
    S SHARES/SERVICE CLASS                                                 (117,261)                  0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                  159,533,490         295,536,066
   REINVESTMENT OF DIVIDENDS - CLASS A                                    2,079,317           2,808,718
   COST OF SHARES REDEEMED - CLASS A                                    (98,445,945)       (202,184,972)
                                                                    ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS - CLASS A                                     63,166,862          96,159,812
                                                                    ---------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS                             N/A                 N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                             N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                               N/A                 N/A
                                                                    ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATIVE CLASS                                          N/A                 N/A
                                                                    ---------------    ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                                  N/A                 N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                  N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E                                    N/A                 N/A
                                                                    ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE
   TRANSACTIONS - CLASS B/CLASS E                                               N/A                 N/A
                                                                    ---------------    ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                              N/A                 N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                              N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                N/A                 N/A
                                                                    ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                           N/A                 N/A
                                                                    ---------------    ----------------
   PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS                  5,224,978,492      12,056,886,644
   REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                      9,802,754          23,896,280
   COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS                   (4,854,828,373)    (11,529,761,537)
                                                                    ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE
   TRANSACTIONS - CLASS S/SERVICE CLASS                                 379,952,873         551,021,387
                                                                    ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS                                   443,712,276         648,581,066
                                                                    ---------------    ----------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                                   $ 2,796,589,988    $  2,352,877,712
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                159,533,490         295,536,066
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                   2,079,317           2,808,718
   SHARES REDEEMED - CLASS A                                            (98,445,945)       (202,184,972)
                                                                    ---------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                  63,166,862          96,159,812
                                                                    ---------------    ----------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                           N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     ADMINISTRATIVE CLASS                                                       N/A                 N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                       N/A                 N/A
                                                                    ---------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS                                                          N/A                 N/A
                                                                    ---------------    ----------------
   SHARES SOLD - CLASS B/CLASS E                                                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS B/CLASS E                                                            N/A                 N/A
   SHARES REDEEMED - CLASS B/CLASS E                                            N/A                 N/A
                                                                    ---------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS B/CLASS E                                                               N/A                 N/A
                                                                    ---------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS                                            N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                                        N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                        N/A                 N/A
                                                                    ---------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS                                                           N/A                 N/A
                                                                    ---------------    ----------------
   SHARES SOLD - CLASS S/SERVICE CLASS                                5,224,978,493      12,056,886,644
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS S/SERVICE CLASS                                                9,802,752          23,896,280
   SHARES REDEEMED - CLASS S/SERVICE CLASS                           (4,854,828,373)    (11,529,761,537)
                                                                    ---------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS S/SERVICE CLASS                                                 379,952,872         551,021,387
                                                                    ---------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME               $       168,885    $        168,885
                                                                    ---------------    ----------------

                                                                             100% TREASURY
                                                                           MONEY MARKET FUND
                                                                 -------------------------------------
                                                                        (UNAUDITED)
                                                                            FOR THE            FOR THE
                                                                   SIX MONTHS ENDED         YEAR ENDED
                                                                 SEPTEMBER 30, 2001     MARCH 31, 2001
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                             $ 1,568,050,469    $ 1,150,181,439
                                                                    ---------------    ---------------

OPERATIONS:
   NET INVESTMENT INCOME                                                 27,959,542         69,677,991
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                          246,668            158,137
                                                                    ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     28,206,210         69,836,128
                                                                    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                             (27,959,542)       (69,677,991)
    ADMINISTRATIVE CLASS                                                        N/A                N/A
    CLASS B                                                                     N/A                N/A
    INSTITUTIONAL CLASS                                                         N/A                N/A
    S SHARES/SERVICE CLASS                                                      N/A                N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                       0                  0
    ADMINISTRATIVE CLASS                                                        N/A                N/A
    CLASS B                                                                     N/A                N/A
    INSTITUTIONAL CLASS                                                         N/A                N/A
    S SHARES/SERVICE CLASS                                                      N/A                N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                3,073,628,591      4,813,266,733
   REINVESTMENT OF DIVIDENDS - CLASS A                                    6,417,812         12,827,513
   COST OF SHARES REDEEMED - CLASS A                                 (2,896,991,116)    (4,408,383,353)
                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS - CLASS A                                    183,055,287        417,710,893
                                                                    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVECLASS                              N/A                N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                             N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                               N/A                N/A
                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS                             N/A                N/A
                                                                    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                                  N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                  N/A                N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E                                    N/A                N/A
                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E                                  N/A               N/A
                                                                    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                              N/A               N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                              N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                N/A               N/A
                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                              N/A               N/A
                                                                    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS                            N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                            N/A               N/A
   COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS                              N/A               N/A
                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE
   TRANSACTIONS - CLASS S/SERVICE CLASS                                         N/A               N/A
                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                   183,301,955        417,869,030
                                                                    ---------------    ---------------
NET ASSETS:
------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                                   $ 1,751,352,424    $ 1,568,050,469
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                              3,073,628,591      4,813,266,733
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                   6,417,812         12,827,513
   SHARES REDEEMED - CLASS A                                         (2,896,991,116)    (4,408,383,353)
                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                 183,055,287        417,710,893
                                                                    ---------------    ---------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                           N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     ADMINISTRATIVE CLASS                                                       N/A                N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                       N/A                N/A
                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS                                                          N/A                N/A
                                                                    ---------------    ---------------
   SHARES SOLD - CLASS B/CLASS E                                                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS B/CLASS E                                                            N/A                N/A
   SHARES REDEEMED - CLASS B/CLASS E                                            N/A                N/A
                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS B/CLASS E                                                               N/A                N/A
                                                                    ---------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                                            N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                                        N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                        N/A                N/A
                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS                                                           N/A                N/A
                                                                    ---------------    ---------------
   SHARES SOLD - CLASS S/SERVICE CLASS                                          N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS S/SERVICE CLASS                                                      N/A                N/A
   SHARES REDEEMED - CLASS S/SERVICE CLASS                                      N/A                N/A
                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS S/SERVICE CLASS                                                         N/A                N/A
                                                                    ---------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME               $             0    $             0
                                                                    ---------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                                          FINANCIAL HIGHLIGHTS

                                                                                              NET REALIZED
                                                                   BEGINNING                           AND      DIVIDENDS
                                                                   NET ASSET           NET      UNREALIZED       FROM NET
                                                                   VALUE PER    INVESTMENT    GAIN(LOSS)ON     INVESTMENT
                                                                       SHARE        INCOME     INVESTMENTS         INCOME
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)                         $ 1.00          0.01            0.00         (0.01)
APRIL 1,2000 TO MARCH 31,2001                                         $ 1.00          0.03            0.00         (0.03)
APRIL 1,1999 TO MARCH 31,2000                                         $ 1.00          0.02            0.00         (0.02)
APRIL 1,1998 TO MARCH 31,1999                                         $ 1.00          0.02            0.00         (0.02)
APRIL 1,1997 TO MARCH 31,1998                                         $ 1.00          0.03            0.00         (0.03)
OCTOBER 1,1996 TO MARCH 31,1997(2)                                    $ 1.00          0.01            0.00         (0.01)
JANUARY 1,1996 TO SEPTEMBER 30,1996                                   $ 1.00          0.02            0.00         (0.02)

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)                         $ 1.00          0.02            0.00         (0.02)
APRIL 1,2000 TO MARCH 31,2001                                         $ 1.00          0.06            0.00         (0.06)
NOVEMBER 8,1999(3) TO MARCH 31,2000                                   $ 1.00          0.02            0.00         (0.02)

MINNESOTA MONEY MARKET FUND(5)
-------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)                         $ 1.00          0.01            0.00         (0.01)
AUGUST 14,2000(3) TO MARCH 31,2001                                    $ 1.00          0.02            0.00         (0.02)

MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)                         $ 1.00          0.02            0.00         (0.02)
APRIL 1,2000 TO MARCH 31,2001                                         $ 1.00          0.06            0.00         (0.06)
APRIL 1,1999 TO MARCH 31,2000                                         $ 1.00          0.05            0.00         (0.05)
APRIL 1,1998 TO MARCH 31,1999                                         $ 1.00          0.05            0.00         (0.05)
APRIL 1,1997 TO MARCH 31,1998                                         $ 1.00          0.05            0.00         (0.05)
OCTOBER 1,1996 TO MARCH 31,1997(2)                                    $ 1.00          0.02            0.00         (0.02)
JANUARY 1,1996 TO SEPTEMBER 30,1996                                   $ 1.00          0.03            0.00         (0.03)

CLASS B
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)                         $ 1.00          0.01            0.00         (0.01)
APRIL 1,2000 TO MARCH 31,2001                                         $ 1.00          0.05            0.00         (0.05)
APRIL 1,1999 TO MARCH 31,2000(4)                                      $ 1.00          0.04            0.00         (0.04)
APRIL 1,1998 TO MARCH 31,1999                                         $ 1.00          0.04            0.00         (0.04)
APRIL 1,1997 TO MARCH 31,1998                                         $ 1.00          0.04            0.00         (0.04)
OCTOBER 1,1996 TO MARCH 31,1997(2)                                    $ 1.00          0.02            0.00         (0.02)
JANUARY 1,1996 TO SEPTEMBER 30,1996                                   $ 1.00          0.03            0.00         (0.03)

NATIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)                         $ 1.00          0.01            0.00         (0.01)
APRIL 1,2000 TO MARCH 31,2001                                         $ 1.00          0.04            0.00         (0.04)
JUNE 1,1999 TO MARCH 31,2000(5)                                       $ 1.00          0.03            0.00         (0.03)
JUNE 1,1998 TO MAY 31,1999                                            $ 1.00          0.03            0.00         (0.03)
JUNE 1,1997 TO MAY 31,1998                                            $ 1.00          0.03            0.00         (0.03)
JUNE 1,1996 TO MAY 31,1997                                            $ 1.00          0.03            0.00         (0.03)
JUNE 1,1995 TO MAY 31,1996                                            $ 1.00          0.03            0.00         (0.03)

100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)                         $ 1.00          0.02            0.00         (0.02)
APRIL 1,2000 TO MARCH 31,2001                                         $ 1.00          0.05            0.00         (0.05)
NOVEMBER 8,1999(4) TO MARCH 31,2000                                   $ 1.00          0.02            0.00         (0.02)

TREASURY PLUS MONEY MARKET FUND(6)
-------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)                         $ 1.00          0.02            0.00         (0.02)
APRIL 1,2000 TO MARCH 31,2001                                         $ 1.00          0.05            0.00         (0.05)
APRIL 1,1999 TO MARCH 31,2000                                         $ 1.00          0.04            0.00         (0.04)
APRIL 1,1998 TO MARCH 31,1999                                         $ 1.00          0.05            0.00         (0.05)
APRIL 1,1997 TO MARCH 31,1998                                         $ 1.00          0.05            0.00         (0.05)
OCTOBER 1,1996 TO MARCH 31,1997(2)                                    $ 1.00          0.02            0.00         (0.02)
OCTOBER 1,1995(4) TO SEPTEMBER 30,1996                                $ 1.00          0.05            0.00         (0.05)

                                       48

                                        DISTRIBUTIONS          ENDING            RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                             FROM NET      NET ASSETS      --------------------------------------------------
                                             REALIZED       VALUE PER      NET INVESTMENT            NET                GROSS
                                                GAINS           SHARE              INCOME       EXPENSES           EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)    0.00          $ 1.00               2.10%          0.65%                 0.73%
APRIL 1,2000 TO MARCH 31,2001                    0.00          $ 1.00               2.93%          0.65%                 0.80%
APRIL 1,1999 TO MARCH 31,2000                    0.00          $ 1.00               2.48%          0.65%                 0.96%
APRIL 1,1998 TO MARCH 31,1999                    0.00          $ 1.00               2.46%          0.65%                 1.03%
APRIL 1,1997 TO MARCH 31,1998                    0.00          $ 1.00               2.85%          0.65%                 1.05%
OCTOBER 1,1996 TO MARCH 31,1997(2)               0.00          $ 1.00               2.72%          0.65%                 1.03%
JANUARY 1,1996 TO SEPTEMBER 30,1996              0.00          $ 1.00               2.69%          0.65%                 1.02%

GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)    0.00          $ 1.00               3.40%          0.75%                 1.26%
APRIL 1,2000 TO MARCH 31,2001                    0.00          $ 1.00               5.53%          0.75%                 0.93%
NOVEMBER 8,1999(3) TO MARCH 31,2000              0.00          $ 1.00               4.99%          0.75%                 0.81%

MINNESOTA MONEY MARKET FUND(5)
------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)    0.00          $ 1.00               2.30%          0.80%                 0.82%
AUGUST 14,2000(3) TO MARCH 31,2001               0.00          $ 1.00               2.53%          0.81%                 0.89%

MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)    0.00          $ 1.00               3.47%          0.76%                 0.95%
APRIL 1,2000 TO MARCH 31,2001                    0.00          $ 1.00               5.59%          0.76%                 0.95%
APRIL 1,1999 TO MARCH 31,2000                    0.00          $ 1.00               4.78%          0.75%                 1.01%
APRIL 1,1998 TO MARCH 31,1999                    0.00          $ 1.00               4.67%          0.75%                 0.93%
APRIL 1,1997 TO MARCH 31,1998                    0.00          $ 1.00               4.95%          0.75%                 0.93%
OCTOBER 1,1996 TO MARCH 31,1997(2)               0.00          $ 1.00               4.71%          0.75%                 0.90%
JANUARY 1,1996 TO SEPTEMBER 30,1996              0.00          $ 1.00               4.66%          0.75%                 0.88%

CLASS B
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)    0.00          $ 1.00               2.63%          1.51%                 1.58%
APRIL 1,2000 TO MARCH 31,2001                    0.00          $ 1.00               4.85%          1.50%                 1.60%
APRIL 1,1999 TO MARCH 31,2000(4)                 0.00          $ 1.00               4.06%          1.46%                 1.65%
APRIL 1,1998 TO MARCH 31,1999                    0.00          $ 1.00               4.01%          1.42%                 1.62%
APRIL 1,1997 TO MARCH 31,1998                    0.00          $ 1.00               4.28%          1.42%                 1.62%
OCTOBER 1,1996 TO MARCH 31,1997(2)               0.00          $ 1.00               4.02%          1.43%                 1.56%
JANUARY 1,1996 TO SEPTEMBER 30,1996              0.00          $ 1.00               3.98%          1.42%                 1.55%

NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)    0.00          $ 1.00               2.34%          0.65%                 0.68%
APRIL 1,2000 TO MARCH 31,2001                    0.00          $ 1.00               3.47%          0.65%                 0.81%
JUNE 1,1999 TO MARCH 31,2000(5)                  0.00          $ 1.00               2.96%          0.65%                 0.87%
JUNE 1,1998 TO MAY 31,1999                       0.00          $ 1.00               2.72%          0.65%                 0.86%
JUNE 1,1997 TO MAY 31,1998                       0.00          $ 1.00               3.13%          0.65%                 0.83%
JUNE 1,1996 TO MAY 31,1997                       0.00          $ 1.00               3.01%          0.65%                 0.87%
JUNE 1,1995 TO MAY 31,1996                       0.00          $ 1.00               3.25%          0.65%                 0.88%

100% TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)    0.00          $ 1.00               2.59%          0.65%                 0.78%
APRIL 1,2000 TO MARCH 31,2001                    0.00          $ 1.00               5.27%          0.65%                 0.81%
NOVEMBER 8,1999(4) TO MARCH 31,2000              0.00          $ 1.00               4.89%          0.65%                 0.82%

TREASURY PLUS MONEY MARKET FUND(6)
------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)    0.00          $ 1.00               3.39%          0.65%                 0.78%
APRIL 1,2000 TO MARCH 31,2001                    0.00          $ 1.00               5.47%          0.65%                 0.80%
APRIL 1,1999 TO MARCH 31,2000                    0.00          $ 1.00               4.56%          0.65%                 0.82%
APRIL 1,1998 TO MARCH 31,1999                    0.00          $ 1.00               4.50%          0.65%                 0.79%
APRIL 1,1997 TO MARCH 31,1998                    0.00          $ 1.00               4.93%          0.62%                 0.85%
OCTOBER 1,1996 TO MARCH 31,1997(2)               0.00          $ 1.00               4.81%          0.55%                 0.75%
OCTOBER 1,1995(4) TO SEPTEMBER 30,1996           0.00          $ 1.00               4.96%          0.55%                 0.67%

                                                                         NET ASSETS AT
                                                           TOTAL         END OF PERIOD
                                                          RETURN        (000'S OMITTED)
---------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)              1.06%          $  2,367,145
APRIL 1,2000 TO MARCH 31,2001                              2.99%          $  2,528,345
APRIL 1,1999 TO MARCH 31,2000                              2.51%          $  2,464,890
APRIL 1,1998 TO MARCH 31,1999                              2.49%          $  2,246,123
APRIL 1,1997 TO MARCH 31,1998                              2.91%          $  2,118,881
OCTOBER 1,1996 TO MARCH 31,1997(2)                         1.36%          $  1,384,310
JANUARY 1,1996 TO SEPTEMBER 30,1996                        2.04%          $  1,161,431

GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)              1.77%          $    131,520
APRIL 1,2000 TO MARCH 31,2001                              5.70%          $     72,460
NOVEMBER 8,1999(3) TO MARCH 31,2000                        1.99%          $     58,960

MINNESOTA MONEY MARKET FUND(5)
---------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)              1.17%          $    102,197
AUGUST 14,2000(3) TO MARCH 31,2001                         2.07%          $    113,871

MONEY MARKET FUND
---------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)              1.72%          $  8,133,076
APRIL 1,2000 TO MARCH 31,2001                              5.77%          $ 14,406,458
APRIL 1,1999 TO MARCH 31,2000                              4.84%          $ 13,441,754
APRIL 1,1998 TO MARCH 31,1999                              4.79%          $  9,137,812
APRIL 1,1997 TO MARCH 31,1998                              5.07%          $  6,711,584
OCTOBER 1,1996 TO MARCH 31,1997(2)                         2.36%          $  4,640,148
JANUARY 1,1996 TO SEPTEMBER 30,1996                        3.55%          $  3,799,908

CLASS B
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)              1.33%          $  2,550,239
APRIL 1,2000 TO MARCH 31,2001                              4.99%          $  2,493,119
APRIL 1,1999 TO MARCH 31,2000(4)                           4.10%          $  1,736,843
APRIL 1,1998 TO MARCH 31,1999                              4.10%          $  1,158,589
APRIL 1,1997 TO MARCH 31,1998                              4.37%          $    951,172
OCTOBER 1,1996 TO MARCH 31,1997(2)                         2.02%          $    707,781
JANUARY 1,1996 TO SEPTEMBER 30,1996                        3.03%          $    699,231

NATIONAL TAX-FREE MONEY MARKET FUND
---------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)              1.20%          $    561,361
APRIL 1,2000 TO MARCH 31,2001                              3.57%          $    445,252
JUNE 1,1999 TO MARCH 31,2000(5)                            2.84%          $    324,452
JUNE 1,1998 TO MAY 31,1999                                 2.76%          $     41,174
JUNE 1,1997 TO MAY 31,1998                                 3.18%          $     44,070
JUNE 1,1996 TO MAY 31,1997                                 3.08%          $     54,616
JUNE 1,1995 TO MAY 31,1996                                 3.31%          $     57,021

100% TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)              1.67%          $    161,462
APRIL 1,2000 TO MARCH 31,2001                              5.39%          $     98,260
NOVEMBER 8,1999(4) TO MARCH 31,2000                        1.89%          $      2,047

TREASURY PLUS MONEY MARKET FUND(6)
---------------------------------------------------------------------------------------
CLASS A
APRIL 1,2001 TO SEPTEMBER 30,2001 (UNAUDITED)              1.73%          $  1,751,352
APRIL 1,2000 TO MARCH 31,2001                              5.64%          $  1,568,050
APRIL 1,1999 TO MARCH 31,2000                              4.20%          $  1,150,181
APRIL 1,1998 TO MARCH 31,1999                              4.62%          $    543,903
APRIL 1,1997 TO MARCH 31,1998                              5.06%          $    381,594
OCTOBER 1,1996 TO MARCH 31,1997(2)                         2.42%          $     66,486
OCTOBER 1,1995(4) TO SEPTEMBER 30,1996                     4.95%          $     53,706

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               NOTES TO FINANCIAL HIGHLIGHTS
               -----------------------------------------------------------------

               (1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

               (2) The Fund changed its fiscal year-end from September 30 to
                   March 31.

               (3) Commencement of operations.

               (4) This class of shares was redesignated from Class S to Class B on November 8, 1999.

               (5) The Fund changed its fiscal year-end from May 31 to March 31.

               (6) The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on September 6, 1996, the Fund was reorganized as a series of Stagecoach Funds, Inc. In conjunction with the September 6, 1996 reorganization, WFB assumed investment advisory responsibilites. Prior to April 1, 1996, First Interstate Capital Management, Inc. (FICM) served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management, Inc.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     NOTES TO FINANCIAL STATEMENTS
     ---------------------------------------------------------------------------

     1. ORGANIZATION

          Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the California Tax-Free Money Market, Government Money Market, Minnesota Money Market, Money Market, National Tax-Free Money Market, 100% Treasury Money Market, and Treasury Plus Money Market Funds (each, a "Fund", collectively, the "Funds"), each with the exception of the California Tax-Free Money Market Fund and Minnesota Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

          Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through an exchange of shares as follows:

          Stagecoach Fund                         Norwest Advantage Fund                  Wells Fargo Fund
          CALIFORNIA TAX-FREE MONEY MARKET                                      CALIFORNIA TAX-FREE MONEY MARKET
            FUND (A)*                                                           FUND

          GOVERNMENT MONEY MARKET                 U.S. GOVERNMENT FUND*         GOVERNMENT MONEY MARKET FUND
            FUND (A)

          MONEY MARKET FUND (A,S)*                READY CASH INVESTMENT         MONEY MARKET FUND
          PRIME MONEY MARKET FUND (A)             FUND (A,B)

          NATIONAL TAX-FREE MONEY MARKET          MUNICIPAL MONEY MARKET        NATIONAL TAX-FREE MONEY MARKET FUND
            FUND (A)                              FUND (A)*

                                                  TREASURY FUND (SVC)*          100% TREASURY MONEY MARKET FUND

          TREASURY PLUS MONEY MARKET FUND (A, E)*                               TREASURY PLUS MONEY MARKET FUND

       *  ACCOUNTING SURVIVOR

          In the Consolidation, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Stagecoach Government Money Market Fund and Norwest Advantage U.S. Government Fund. The Stagecoach Government Money Market Fund exchanged its 59,955,742 shares for 59,955,742 shares of the Wells Fargo Government Money Market Fund.
          In the Consolidation, the Wells Fargo Money Market Fund acquired all of the A and S share class net assets of the Stagecoach Money Market Fund, the net assets of the A share class of the Stagecoach Prime Money Market Fund, and the net assets of the A and B share classes of the Norwest Advantage Ready Cash Investment Fund. Concurrent with this consolidation, Class S shares of the Stagecoach Money Market Fund were converted into Class B shares of the Wells Fargo Money Market Fund. The A share class of the Stagecoach Prime Money Market Fund exchanged its 578,398,886 shares for 578,398,886 shares of the Wells Fargo Money Market Fund. The A and B share classes of the Norwest Advantage Ready Cash Investment Fund exchanged their 995,712,147 shares for 995,712,147 shares of the Wells Fargo Money Market Fund.
          In the Consolidation, the Wells Fargo National Tax-Free Money Market Fund acquired all of the assets of the A share class of the Stagecoach National Tax-Free Money Market Fund and all of the assets of the A share class of the Norwest Advantage Municipal Money Market Fund. The A share class of the Stagecoach National Tax-Free Money Market Fund exchanged its 95,773,144 shares for 95,773,144 shares of the Wells Fargo National Tax-Free Money Market Fund.
          The California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Money Market Fund offers Class A and Class B shares. The Minnesota Money Market, National Tax-Free Money Market and Treasury Plus Money Market Funds offer a single class of shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

     2. SIGNIFICANT ACCOUNTING POLICIES
          The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION
          The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
          The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

     SECURITIES TRANSACTIONS AND INCOME RECOGNITION

          Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     REPURCHASE AGREEMENTS
          Each Fund, with exception of the California Tax-Free Money Market Fund, Minnesota Money Market Fund, National Tax-Free Money Market Fund and 100% Treasury Money Market Fund, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must #notes to financial statements (unaudited)money market fundsbe fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

     DISTRIBUTIONS TO SHAREHOLDERS
          Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
          Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.
          On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows:

          Fund                             Undistributed Net Realized Gain/(Loss)      Paid-in Capital

          GOVERNMENT MONEY MARKET FUND                   (122,756)                          122,756

          MONEY MARKET FUND                              (364,265)                          364,265

     FEDERAL INCOME TAXES
          Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2001.
          The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

          Fund                                            Year Expires            Capital Loss Carryforwards

          GOVERNMENT MONEY MARKET FUND                        2008                        $ 96,580

          CALIFORNIA TAX-FREE MONEY MARKET FUND               2003                           1,017

                                                              2005                         144,877

                                                              2006                          25,929

                                                              2007                         358,278

                                                              2008                          10,810

          NATIONAL TAX-FREE MONEY MARKET FUND                 2008                               4

                                                              2009                            5613

     3. ADVISORY FEES

          The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant #money market fundsnotes to financial statements (unaudited)to the advisory contracts, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

          Fund                                     % of Average Daily Net Assets

          CALIFORNIA TAX-FREE MONEY MARKET FUND                 0.30

          GOVERNMENT MONEY MARKET FUND                          0.35

          MINNESOTA MONEY MARKET FUND                           0.35

          MONEY MARKET FUND                                     0.40

          NATIONAL TAX-FREE MONEY MARKET FUND                   0.25

          100% TREASURY MONEY MARKET FUND                       0.35

          TREASURY PLUS MONEY MARKET FUND                       0.35

          Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.
          Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management , acts as investment sub-advisor to the Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.

        4.DISTRIBUTION FEES
          The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Money Market Fund's Class B shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for Class A and Service Class shares. The distribution fees paid on behalf of the Money Market Fund for the period ended September 30, 2001 were $9,362,598.

        5.ADMINISTRATION FEES
          The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

     6. TRANSFER AGENT FEES
          The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.

        7. SHAREHOLDER SERVICING FEES
          The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of each Fund for Class A and Class B shares for these services. No fee is charged for Service Class shares of the California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds.

          The shareholder servicing fees paid on behalf of the Funds for the period ended September 30, 2001 were as follows:

          Fund                                      Class A            Class B    Institutional Class   Service Class
          CALIFORNIA TAX-FREE MONEY MARKET FUND   $ 3,089,958             N/A             N/A             $    0

          GOVERNMENT MONEY MARKET FUND                116,192             N/A             N/A                  0

          MINNESOTA MONEY MARKET FUND                 130,481             N/A             N/A                N/A

          MONEY MARKET FUND                        11,062,400       3,120,866             N/A                N/A

          NATONAL TAX-FREE MONEY MARKET FUND          666,873             N/A             N/A                N/A

          100% TREASURY MONEY MARKET FUND             189,790             N/A             N/A                  0

          TREASURY PLUS MONEY MARKET FUND           2,069,737             N/A             N/A                N/A

     8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
          Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.
          In addition, the Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

     9. WAIVED FEES AND REIMBURSED EXPENSES
          All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended September 30, 2001, were waived by Funds Management.

     Fund                                        Total Fees Waived by Funds Management
     CALIFORNIA TAX-FREE MONEY MARKET FUND                $    980,346

     GOVERNMENT MONEY MARKET FUND                              772,156

     MINNESOTA MONEY MARKET FUND                                 9,542

     MONEY MARKET FUND                                       9,488,340

     NATIONAL TAX-FREE MONEY MARKET FUND                        84,950

     100% TREASURY MONEY MARKET FUND                           943,532

     TREASURY PLUS MONEY MARKET FUND                         1,101,085

LIST OF ABBREVIATIONS                                         MONEY MARKET FUNDS

        The following is a list of common abbreviations for terms and entities which may have appeared in this report.

        ABAG         - ASSOCIATION OF BAY AREA GOVERNMENTS
        ADR          - AMERICAN DEPOSITORY RECEIPTS
        AMBAC        - AMERICAN MUNICIPAL BOND ASSURANCE
        AMT          - ALTERNATIVE MINIMUM TAX
        ARM          - ADJUSTABLE RATE MORTGAGES
        BART         - BAY AREA RAPID TRANSIT
        CDA          - COMMUNITY DEVELOPMENT AUTHORITY
        CDSC         - CONTINGENT DEFERRED SALES CHARGE
        CGIC         - CAPITAL GUARANTY INSURANCE COMPANY
        CGY          - CAPITAL GUARANTY CORPORATION
        CMT          - CONSTANT MATURITY TREASURY
        COFI         - COST OF FUNDS INDEX
        CONNIE LEE   - CONNIE LEE INSURANCE COMPANY
        COP          - CERTIFICATE OF PARTICIPATION
        CP           - COMMERCIAL PAPER
        CTF          - COMMON TRUST FUND
        DDW&P        - DEPARTMENT OF WATER & POWER
        DWR          - DEPARTMENT OF WATER RESOURCES
        EDFA         - EDUCATION FINANCE AUTHORITY
        FGIC         - FINANCIAL GUARANTY INSURANCE CORPORATION
        FHA          - FEDERAL HOUSING AUTHORITY
        FHLB         - FEDERAL HOME LOAN BANK
        FHLMC        - FEDERAL HOME LOAN MORTGAGE CORPORATION
        FNMA         - FEDERAL NATIONAL MORTGAGE ASSOCIATION
        FRN          - FLOATING RATE NOTES
        FSA          - FINANCIAL SECURITY ASSURANCE,INC
        GNMA         - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        GO           - GENERAL OBLIGATION
        HFA          - HOUSING FINANCE AUTHORITY
        HFFA         - HEALTH FACILITIES FINANCING AUTHORITY
        IDA          - INDUSTRIAL DEVELOPMENT AUTHORITY
        LIBOR        - LONDON INTERBANK OFFERED RATE
        LLC          - LIMITED LIABILITY Corporation
        LOC          - LETTER OF CREDIT
        LP           - LIMITED PARTNERSHIP
        MBIA         - MUNICIPAL BOND INSURANCE ASSOCIATION
        MFHR         - MULTI-FAMILY HOUSING REVENUE
        MUD          - MUNICIPAL UTILITY DISTRICT
        MTN          - MEDIUM TERM NOTE
        PCFA         - POLLUTION CONTROL FINANCE AUTHORITY
        PCR          - POLLUTION CONTROL REVENUE
        PFA          - PUBLIC FINANCE AUTHORITY
        PLC          - PRIVATE PLACEMENT
        PSFG         - PUBLIC SCHOOL FUND GUARANTY
        RAW          - REVENUE ANTICIPATION WARRANTS
        RDA          - REDEVELOPMENT AUTHORITY
        RDFA         - REDEVELOPMENT FINANCE AUTHORITY
        R&D          - RESEARCH & DEVELOPMENT
        SFMR         - SINGLE FAMILY MORTGAGE REVENUE
        STEERS       - STRUCTURED ENHANCED RETURN TRUST
        TBA          - TO BE ANNOUNCED
        TRAN         - TAX REVENUE ANTICIPATION NOTES
        USD          - UNIFIED SCHOOL DISTRICT
        V/R          - VARIABLE RATE
        WEBS         - WORLD EQUITY BENCHMARK SHARES

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                                       56

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                                       57

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                                       58

DATED MATERIAL                                               Presorted
PLEASE EXPEDITE                                              Standard
                                                           U.S. Postage
                                                               PAID
                                                         WELLS FARGO FUNDS

[WELLS FARGO FUNDS LOGO]

P.O. Box 8266
Boston, MA 02266-8266

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
PO Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investors Services: 1-800-222-8222

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

                                                                 SAR 004 (09/01)

                                                        [WELLS FARGO FUNDS LOGO]

                         WELLS FARGO MONEY MARKET FUNDS

                               SEMI-ANNUAL REPORT

INSTITUTIONAL AND SERVICE CLASSES

CALIFORNIA TAX-FREE MONEY MARKET FUND

CASH INVESTMENT MONEY MARKET FUND

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

GOVERNMENT MONEY MARKET FUND

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

100% TREASURY INSTITUTIONAL MONEY MARKET FUND

100% TREASURY MONEY MARKET FUND

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

PRIME INVESTMENT MONEY MARKET FUND

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

                                                              SEPTEMBER 30, 2001

[GRAPHIC]

                                                              MONEY MARKET FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

MONEY MARKET OVERVIEW                                                       2

PRIMARY INVESTMENTS                                                         3

PERFORMANCE HIGHLIGHTS

   CALIFORNIA TAX-FREE MONEY MARKET FUND                                    4
   CASH INVESTMENT MONEY MARKET FUND                                        5
   GOVERNMENT INSTITUTIONAL MONEY MARKET FUND                               6
   GOVERNMENT MONEY MARKET FUND                                             7
   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                        8
   100% TREASURY INSTITUTIONAL MONEY MARKET FUND                            9
   100% TREASURY MONEY MARKET FUND                                         10
   PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND                        11
   PRIME INVESTMENT MONEY MARKET FUND                                      12
   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                           13

PORTFOLIO OF INVESTMENTS

   CALIFORNIA TAX-FREE MONEY MARKET FUND                                   14
   CASH INVESTMENT MONEY MARKET FUND                                       22
   GOVERNMENT INSTITUTIONAL MONEY MARKET FUND                              27
   GOVERNMENT MONEY MARKET FUND                                            28
   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                       31
   100% TREASURY INSTITUTIONAL MONEY MARKET FUND                           43
   100% TREASURY MONEY MARKET FUND                                         44
   PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND                        45
   PRIME INVESTMENT MONEY MARKET FUND                                      47
   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                           49

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                    50
   STATEMENTS OF OPERATIONS                                                52
   STATEMENTS OF CHANGES IN NET ASSETS                                     54
   FINANCIAL HIGHLIGHTS                                                    60

NOTES TO FINANCIAL HIGHLIGHTS                                              64

NOTES TO FINANCIAL STATEMENTS                                              65

LIST OF ABBREVIATIONS                                                      70

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

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                                                              MONEY MARKET FUNDS

DEAR VALUED SHAREHOLDERS,

    All of us at WELLS FARGO FUNDS join our nation and the world in extending our deepest sympathy and concern to everyone affected by the tragic events of September 11, 2001. In this period of uncertainty, we remain focused on our primary objective of helping shareholders achieve their financial goals.

OVERVIEW OF FINANCIAL MARKETS

  Uncertainty gripped financial markets during the six-month period that ended September 30, 2001. A declining stock market mirrored an economy teetering on the brink of recession before the events of September 11. In fact, economic growth during the second quarter of 2001 was at 0.3%, the weakest performance in eight years. Over the ensuing three months, stocks would eventually decline to a three-year low during some of the most volatile trading days in recent history.

WELLS FARGO MONEY MARKET FUNDS

  Amid uncertain markets, many investors have sought the stability of money market mutual funds. During this period, Wells Fargo money market funds achieved their objective of maintaining their $1 per share price. They provided investors liquidity and a place to hold available cash while evaluating other investment opportunities.
    Throughout the past year, the Federal Reserve Board has worked to jump-start a sluggish economy through an aggressive rate cutting campaign. Short-term interest rates plummeted from 6.5% at the beginning of 2001 to 3% at the end of this period -- the lowest level in nearly four decades. As short-term interest rates fell, so did yields on the securities that comprise money market mutual funds. The prospect of additional interest rate cuts may send yields even lower in the near future. However, unless the economic slowdown is severe, declining yields may be restrained by other factors, including a worsening budget outlook and additional weakness in the U.S. dollar.
    Longer term, we believe that fiscal and monetary stimulus should help lead to renewed economic growth in 2002. Yields on shorter-maturity U.S. Treasuries and other money market securities may rise from their currently low levels in anticipation of an economic recovery.

INVESTMENT STRATEGIES IN UNCERTAIN TIMES

  As the economic ramifications of the September 11 attacks continue to reverberate in the coming weeks and months, the economy faces many challenges. Regardless of the economy's short-term prospects, it may be a mistake to make any rash investment decisions.
    These are difficult times for everyone. Keep in mind, however, that the United States has a resilient financial system that should not be undermined by the September 11 events. The key to smart investing has not changed with the terrorist attacks: asset allocation, patience and diversification among stocks, bonds and cash. Diversification and asset allocation will not prevent losses in a bear market, but they could help to mitigate them in an effort to keep you on track toward your financial goals. If you have any questions about your investments or need further information, please contact your investment professional or call Investor Services at 1-800-222-8222.
    We want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs.

  Sincerely,

  /s/ Michael J. Hogan
  Michael J. Hogan
  PRESIDENT
  WELLS FARGO FUNDS

MONEY MARKET OVERVIEW

  During the six-month period ended September 30, 2001, interest rates fell due to the Federal Reserve Board's (the Fed's) ongoing campaign to lower short-term interest rates in an effort to revive economic growth. The federal funds rate dropped by two percentage points since April 1, 2001, from 5% down to 3% by the end of the period. As a result of the Fed's actions, money market yields fell significantly lower throughout the period. Despite lower yields, money market funds experienced an increase in assets as investors sought safer vehicles to park their cash in a volatile stock market. The following sections discuss the recent performance of specific types of money market instruments.

U.S. TREASURY SECURITIES

    The increased issuance of U.S. Treasury bills, including the addition of a weekly auction of one-month bills, resulted in narrowing spreads among these securities and other money market vehicles. Spreads are the difference in yield on securities of the same maturity but different quality. Although the trend over the past six months was toward tighter spreads, after the September 11 terrorist attacks, short-term yields fell to below two percent. The issuance of one-month bills also eliminated special bills -- those bills that received a strong bid because of a favorable maturity and dealer demand. As a result, the reduction of U.S. Treasury notes over the past two years triggered liquidity disruptions in the marketplace, while also causing other securities to trade more expensively.

U.S. GOVERNMENT AGENCY SECURITIES

    Yields declined throughout the reporting period, with short-term agency securities yields -- those securities maturing within one to three months -- declining by 2.30%. In contrast, yields on agency securities maturing within six to twelve months fell 2.10%. Narrowing spreads between agency and U.S. Treasury securities appeared to reflect the general perception that the U.S. Treasury may issue fewer treasury securities despite the fact that financing is needed for increased government spending.

OTHER MONEY MARKET SECURITIES

    Rates on other money market instruments -- such as commercial paper, repurchase agreements, corporate bonds and certificates of deposit -- dropped 2% on average, regardless of maturity. Nearly half of this decline came in September, as the Fed attempted to combat the nation's economic slowdown by lowering interest rates. In addition, the Fed pumped billions of dollars into financial markets to meet liquidity needs following the terrorist attacks. Although spreads between high- and low-quality money market instruments narrowed to a mere quarter percent at one point during the period, spreads widened to one-half percent by the end of the period.

TAX-FREE SECURITIES

    After trading within a narrow range throughout most of the year, yields on one-year municipal securities declined by more than one percentage point since late March to close the period at 2.15%. Rates on certain securities also were subject to supply and demand pressures.

STRATEGIC OUTLOOK

    In the short-term, money market yields may continue to fall with continuing actions from the Fed to stimulate the economy. However, during this period of market volatility, Wells Fargo Money Market Funds intend to provide a vehicle for investors to hold cash while evaluating other potential investment opportunities. The Funds intend to pursue opportunities to enhance yield consistent with the goals of maintaining stability of principal and meeting shareholder liquidity needs. While money market yields fell steadily over the past six months, we believe rates may increase once economic conditions improve.

PRIMARY INVESTMENTS*

                                                               Certificates          Floating/    Mortgage-
                   U.S.                    U.S.                of Deposit/           Variable     and Other
                 Treasury   Repurchase  Government  Commercial   Bankers     Time   Rate Notes/ Asset-Backed Corporate    Municipal
                Securities  Agreements  Obligations   Paper    Acceptances Deposits   Bonds      Securities  Notes/Bonds Obligations
100% TREASURY       X

100% TREASURY
  INSTITUTIONAL     X

TREASURY PLUS
  INSTITUTIONAL     X           X

GOVERNMENT          X           X           X

GOVERNMENT
  INSTITUTIONAL     X           X           X

PRIME INVESTMENT    X           X           X           X           X        X          X            X            X

PRIME INVESTMENT
  INSTITUTIONAL     X           X           X           X           X        X          X            X            X

CASH INVESTMENT     X           X           X           X           X        X          X            X            X

NATIONAL TAX-FREE
  INSTITUTIONAL                                                                                                              X

CALIFORNIA TAX-FREE                                                                                                          X

----------
* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS

CALIFORNIA TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks to obtain a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGERS
  Dave Sylvester
  Mary Gail Walton, CFA

INCEPTION DATE
  01/01/92

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                                                        Since
                                                                6-Month* 1-Year 5-Year Inception
  SERVICE CLASS                                                   1.16    2.65   2.74     2.66
  BENCHMARK
    iMONEYNET CALIFORNIA STATE SPECIFIC INSTITUTIONAL
      MONEY FUND AVERAGE(2)                                       1.21    2.87   3.09     2.90(3)

----------
* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
7-DAY CURRENT YIELD                         1.81%
7-DAY COMPOUND YIELD                        1.83%
30-DAY SIMPLE YIELD                         1.75%
30-DAY COMPOUND YIELD                       1.77%

CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
AVERAGE MATURITY                          50 DAYS
NUMBER OF HOLDINGS                          262

[CHART]

PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2001)
Variable Rate Bonds/Notes               77%
Municipal Notes                         17%
Municipal Commercial Paper               4%
Municipal Put Bonds                      2%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                               81%
15-29 days                               2%
30-59 days                               1%
60-89 days                               1%
180+ days                               15%

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Service Class shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.
(3) The published return closest to the Fund's inception date of 01/01/92.
(4) Portfolio holdings are subject to change.

CASH INVESTMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Cash Investment Money Market Fund (the Fund) seeks high current income, preservation of capital and liquidity.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  10/14/87

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                                6-Month* 1-Year 5-Year   10-Year
  INSTITUTIONAL CLASS                                           2.12     5.27    5.39     4.87
  SERVICE CLASS                                                 2.00     5.03    5.29     4.82
  BENCHMARK
    iMONEYNET FIRST TIER INSTITUTIONAL MONEY FUND AVERAGE(2)    1.93     4.95    5.30     4.83

----------
* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


FUND YIELD SUMMARY
(AS OF SEPTEMBER 30, 2001) INSTITUTIONAL SERVICE
7-DAY CURRENT YIELD                         3.49%      3.26%
7-DAY COMPOUND YIELD                        3.55%      3.31%
30-DAY SIMPLE YIELD                         3.62%      3.39%
30-DAY COMPOUND YIELD                       3.68%      3.44%

CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
AVERAGE MATURITY                            50 DAYS
NUMBER OF HOLDINGS                          162

[CHART]

PORTFOLIO COMPOSITIONS(3) (AS OF SEPTEMBER 30, 2001)
Commercial Paper                                     55%
Floating/Variable Rate Notes                         17%
Fixed Rate Notes                                      9%
Certificates of Deposit                               8%
Repurchase Agreement                                  7%
Asset Backed Securities                               2%
Time Deposits                                         2%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                                            31%
15-29 days                                           22%
30-59 days                                           15%
60-89 days                                           16%
90-179 days                                          11%
180+ days                                            5%

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for the Institutional and Service Class shares of the Wells Fargo Cash Investment Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares of the Norwest Advantage Cash Investment Fund (the accounting survivor of a merger of the Norwest Advantage Cash Investment Fund and the Stagecoach Prime Money Market Fund at the close of business on November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(3) Portfolio holdings are subject to change.

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Government Institutional Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  07/31/01

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                                          Since
                                                                       Inception*
   INSTITUTIONAL CLASS                                                    .59
   BENCHMARK
   iMONEYNET GOVERNMENT INSTITUTIONAL MONEY FUND AVERAGE(2)             3.11(3)*

*RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
7-DAY CURRENT YIELD                                  3.21%
7-DAY COMPOUND YIELD                                 3.26%
30-DAY SIMPLE YIELD                                  3.29%
30-DAY COMPOUND YIELD                                3.34%

CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
AVERAGE MATURITY                                     43 DAYS
NUMBER OF HOLDINGS                                     12

[CHART]

PORTFOLIO COMPOSITIONS(4) (AS OF SEPTEMBER 30, 2001)
Repurchase Agreements                                45%
FHLMC                                                24%
FHLB                                                 19%
FFCB                                                 12%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                                            62%
30-59 days                                           11%
90-179 days                                          20%
180+ days                                            7%

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
(2) The iMoneyNet Government Institutional Money Fund Average is an average of all governmental institutional funds.
(3) The published return closest to the Fund's inception date of 07/31/01.
(4) Portfolio holdings are subject to change.

GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Government Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  11/16/87

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                              6-Month*  1-Year   5-Year   10-Year
  SERVICE CLASS                                                  1.90    4.83     5.09     4.62
  BENCHMARK
   IMONEYNET GOVERNMENT INSTITUTIONAL MONEY FUND AVERAGE(2)      1.83    4.75     5.08     4.64

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)

7-DAY CURRENT YIELD                                  3.03%
7-DAY COMPOUND YIELD                                 3.08%
30-DAY SIMPLE YIELD                                  3.08%
30-DAY COMPOUND YIELD                                3.13%

CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
AVERAGE MATURITY                                     56 DAYS
NUMBER OF HOLDINGS                                     81

[CHART]

PORTFOLIO COMPOSITIONS(3) (AS OF SEPTEMBER 30, 2001)
FNMA                                                 30%
Repurchase Agreements                                28%
FHLB                                                 23%
FHLMC                                                17%
FFCB                                                  2%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                                            54%
15-29 days                                            7%
30-59 days                                            5%
60-89 days                                           11%
90-179 days                                          14%
180+ days                                             9%

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Service Class shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet Government Institutional Money Fund Average is an average of all governmental institutional funds.
(3) Portfolio holdings are subject to change.

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo National Tax-Free Institutional Money Market Fund (the Fund) seeks to provide current income exempt from federal income taxes, while preserving capital and liquidity.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  01/07/88

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                            6-Month*  1-Year 5-Year 10-Year
   INSTITUTIONAL                                              1.40     3.29   3.31   3.10
   SERVICE CLASS                                              1.33     3.14   3.25   3.07
   BENCHMARK
   IMONEYNET TAX-FREE INSTITUTIONAL MONEY FUND AVERAGE(2)     1.25     2.98   3.18   3.04

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
7-DAY CURRENT YIELD                                  2.21%         2.06%
7-DAY COMPOUND YIELD                                 2.23%         2.08%
30-DAY SIMPLE YIELD                                  2.17%         2.02%
30-DAY COMPOUND YIELD                                2.19%         2.04%

CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
AVERAGE MATURITY                                     60 DAYS
NUMBER OF HOLDINGS                                     311

[CHART]

PORTFOLIO COMPOSITIONS(3) (AS OF SEPTEMBER 30, 2001)
Municipal Demand Notes                               72%
Municipal Notes                                      14%
Municipal Put Bonds                                   7%
Commercial Paper                                      6%
Municipal Bonds                                       1%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                                            68%
15-29 days                                            2%
30-59 days                                            6%
60-89 days                                            5%
90-179 days                                           6%
180+ days                                            13%

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Institutional and Service Class shares of the Wells Fargo National Tax-Free Institutional Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State-Specific Institutional categories.
(3) Portfolio changes are subject to change.

100% TREASURY INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo 100% Treasury Institutional Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  07/31/01

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                                         Since
                                                                      Inception*
         INSTITUTIONAL CLASS                                             .56
         BENCHMARK
         iMONEYNET TREASURY INSTITUTIONAL FUND AVERAGE(2)               3.09(3)

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
7-DAY CURRENT YIELD                                  2.90%
7-DAY COMPOUND YIELD                                 2.94%
30-DAY SIMPLE YIELD                                  3.08%
30-DAY COMPOUND YIELD                                3.12%

CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
AVERAGE MATURITY                                     35 DAYS
NUMBER OF HOLDINGS                                   4

[CHART]

PORTFOLIO COMPOSITIONS(4) (AS OF SEPTEMBER 30, 2001)
US Treasury Bills                                    100%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
15-29 days                                           63%
60-89 days                                           21%
90-179 days                                          16%

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
(2) The iMoneyNet Treasury Institutional Fund Average includes only institutional funds that hold 100% in U.S. Treasury securities.
(3) The published return closest to the Fund's inception date of 07/31/01.
(4) Portfolio holdings are subject to change.

100% TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  12/03/90

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                                        6-Month*  1-Year   5-Year   10-Year
   SERVICE CLASS                                                          1.77     4.52     4.81     4.41
   BENCHMARKS
   iMONEYNET TREASURY INSTITUTIONAL FUND AVERAGE(2)                       1.78     4.60      N/A      N/A

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
7-DAY CURRENT YIELD                                  2.60%
7-DAY COMPOUND YIELD                                 2.64%
30-DAY SIMPLE YIELD                                  2.92%
30-DAY COMPOUND YIELD                                2.96%

CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
AVERAGE MATURITY                                     57 DAYS
NUMBER OF HOLDINGS                                     13

[CHART]

PORTFOLIO COMPOSITIONS(3) (AS OF SEPTEMBER 30, 2001)
US Treasury Bills                                    100%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
15-29 days                                           26%
30-59 days                                           31%
60-89 days                                           20%
90-179 days                                          23%

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's reductions would have been lower.
  Performance shown for the Service Class of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into Wells Fargo Funds.
(2) The iMoneyNet Treasury Institutional Fund Average includes only institutional funds that hold 100% in U.S. Treasury securities.
(3) Portfolio holdings are subject to change.

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Prime Investment Institutional Money Market Fund (the Fund) seeks high current income consistent with the preservation of capital and liquidity.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  07/31/01

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                              Since Inception*
    INSTITUTIONAL CLASS                                              0.58
    BENCHMARK
    IMONEYNET FIRST TIER INSTITUTIONAL MONEY FUND AVERAGE(2)         3.26(3)

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
7-DAY CURRENT YIELD                                  3.12%
7-DAY COMPOUND YIELD                                 3.17%
30-DAY SIMPLE YIELD                                  3.18%
30-DAY COMPOUND YIELD                                3.23%

CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
AVERAGE MATURITY                                     11 DAYS
NUMBER OF HOLDINGS                                     37

[CHART]

PORTFOLIO COMPOSITIONS(4) (AS OF SEPTEMBER 30, 2001)
Repurchase Agreements                                57%
Commercial Paper                                     29%
Time Deposits                                        13%
Floating/Variable Rate Notes/Bonds                    1%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                                            80%
15-29 days                                            7%
30-59 days                                            9%
60-89 days                                            3%
90-179 days                                           1%

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(3) The published return closest to the Fund's inception date of 07/31/01.
(4) Portfolio holdings are subject to change.

PRIME INVESTMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Prime Investment Money Market Fund (the Fund) seeks high current income consistent with the preservation of capital and liquidity.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  09/02/98

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                                                       Since
                                                                  6-Month*  1-Year   Inception
   SERVICE CLASS                                                    1.86     4.80     5.14
   BENCHMARK
   iMONEYNET FIRST TIER INSTITUTIONAL MONEY FUND AVERAGE(2)         1.93     4.95     5.12(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
7-DAY CURRENT YIELD                                  2.92%
7-DAY COMPOUND YIELD                                 2.96%
30-DAY SIMPLE YIELD                                  3.03%
30-DAY COMPOUND YIELD                                3.07%

CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
AVERAGE MATURITY                                     39 DAYS
NUMBER OF HOLDINGS                                     42

[CHART]

PORTFOLIO COMPOSITIONS(4) (AS OF SEPTEMBER 30, 2001)
Commercial Paper                                     58%
Repurchase Agreements                                13%
Time Deposits                                        9%
Corporate Bonds                                      7%
Floating/Variable Rate Notes/Bonds                   7%
Certificates of Deposits                             3%
Asset Backed Securities                              2%
Bank Notes                                           1%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                                            40%
15-29 days                                           20%
30-59 days                                           15%
60-89 days                                           13%
90-179 days                                          9%%
180-269 days                                         2%
270+ days                                            1%

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Service Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service (formerly Public Entities) shares of the Norwest Advantage Ready Cash Investment Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(3) The published return closest to the Fund's inception date of 09/02/98. Portfolio holdings are subject to change.
(4) Portfolio holdings are subject to change.

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Treasury Plus Institutional Money Market Fund (the Fund) seeks current income and stability of principal.

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  10/01/85

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                                      6-Month*   1-Year   5-Year   10-Year
     INSTITUTIONAL CLASS                                                  1.92     4.91     5.20     4.66
     SERVICE CLASS                                                        1.81     4.69     4.99     4.55
     BENCHMARK
     iMONEYNET TREASURY & REPO INSTITUTIONAL MONEY FUND AVERAGE(2)        1.68     4.43     4.76     4.32

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY                                   INSTITUTIONAL SERVICE
(AS OF SEPTEMBER 30, 2001)                          CLASS             CLASS
7-DAY CURRENT YIELD                                  3.23%             2.98%
7-DAY COMPOUND YIELD                                 3.28%             3.02%
30-DAY SIMPLE YIELD                                  3.25%             3.00%
30-DAY COMPOUND YIELD                                3.30%             3.04%

AVERAGE MATURITY                                     42 DAYS
NUMBER OF HOLDINGS                                     20

[CHART]

PORTFOLIO COMPOSITIONS(3) (AS OF SEPTEMBER 30, 2001)
Repurchase Agreements                                38%
US Treasury Bills                                    36%
US Treasury Notes                                    26%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
2-14 days                                            59%
15-29 days                                            3%
30-59 days                                           10%
60-89 days                                           10%
90-179 days                                          11%
180-269 days                                          5%
270+ days                                             2%

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
Performance shown for the Institutional and Service Class shares of the Wells Fargo Treasury Plus Institutional Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Institutional and Service Class shares, respectively, of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor Fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
  Performance shown for the periods between September 6, 1996, and October 1, 1994, reflects performance of the Pacific American U.S. Treasury Portfolio, a predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. For the periods prior to October 1, 1994, the performance shown reflects the performance of the shares of a portfolio of the Pacific American Funds.
(2) The iMoneyNet Treasury & Repo Institutional Money Fund Average is an average of institutional government funds that hold U.S. Treasuries securities and repurchase agreements backed by the U.S. Treasury.
(3) Portfolio holdings are subject to change.

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001 (UNAUDITED)

  CALIFORNIA TAX-FREE MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                                 INTEREST RATE MATURITY DATE   VALUE
CALIFORNIA MUNICIPAL SECURITIES - 97.28%
$   3,500,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CA EDUCATION FACILITIES
                REVENUE WRIGHT INSTITUTE PROJECT++                                                  2.20%   11/3/31  $    3,500,000
    5,000,000   ABAG FINANCE AUTHORITY NONPROFIT CORPORATION CA MFHR HOUSING GAIA
                BUILDING PROJECT SERIES A++                                                         2.30    9/15/32       5,000,000
    1,775,000   ABAG FINANCIAL AUTHORITY NONPROFIT CORPORATION
                CA COP SERIES C BANQUE NATIONALE PARIS LOC++                                        2.50    10/1/27       1,775,000
    8,176,000   ABN AMRO MUNITOPS 1998-25 MUNITOPS CERTIFICATES ABN AMRO BANK NV LOC++              2.30     7/5/06       8,176,000
   17,995,000   ABN AMRO MUNITOPS COP 1998-20 MUNITOPS CERTIFICATES AMBAC INSURED++                 2.30     7/5/06      17,995,000
   17,000,000   ABN AMRO MUNITOPS COP FGIC INSURED++                                                4.00     5/7/08      17,000,000
    4,600,000   ABN AMRO MUNITOPS COP SERIES 199-7 MBIA INSURED++                                   2.30     7/4/07       4,600,000
    2,510,000   ALAMEDA COUNTY CA COP MBIA INSURED                                                  4.10    12/1/01       2,514,556
    6,580,000   ALAMEDA COUNTY CA COP SERIES 410 MBIA INSURED++                                     2.23     9/1/21       6,580,000
    3,000,000   ALAMEDA CONTRA COSTA CA SCHOOLS FINANCING AUTHORITY COP CAPITAL
                IMPROVEMENTS FINANCING PROJECTS BANK OF NOVA SCOTIA LOC++                           2.25     7/1/16       3,000,000
    1,700,000   ALHAMBRA CA IDA REVENUE SUNCLIPSE PROJECT BANK OF AMERICA NT & SA LOC++             2.30     5/1/07       1,700,000
    4,445,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B
                COLLATERALIZED BY FNMA++                                                            2.30    5/15/27       4,445,000
    2,000,000   BAY AREA TOLL AUTHORITY CA TOLL BRIDGE RV SAN FRANCISCO BAY AREA PROJECT
                SERIES C AMBAC INSURED++                                                            2.15     4/1/25       2,000,000
    1,000,000   BAY AREA TOLL AUTHORITY CA TRANSPORTATION REVENUE SAN FRANCISCO BAY AREA
                PROJECT SERIES A AMBAC INSURED++                                                    2.50     4/1/36       1,000,000
   11,000,000   BUENA PARK CA MFHR WALDEN GLEN APARTMENTS PROJECT SERIES A++                        2.30    2/15/33      11,000,000
   11,550,000   BURBANK CA REDEVELOPMENT AGENCY MFHR SERIES A FHLB INSURED++                        2.00    11/1/10      11,550,000
   25,000,000   BUTTE COUNTY CA OFFICE OF EDUCATION TRAN                                            4.75   10/12/01      25,007,331
   13,000,000   CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE LEASE
                PURCHASE PROGRAM PROJECT SERIES A SUTRO & COMPANY INCORPORATED++                    2.30     9/1/06      13,000,000
    1,000,000   CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY LEASE REVENUE SERIES A
                MBIA INSURED                                                                        4.00    10/1/01       1,000,000
   41,925,000   CALIFORNIA COMMUNITY FINANCING AUTHORITY N5 REG D++                                 2.90    10/4/01      41,925,000
    7,280,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY EDUCATION REVENUE CLAREMONT
                SERIES 11 AMBAC INSURED++                                                           2.20     4/1/28       7,280,000
   28,600,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE LOYOLA MARYMOUNT
                UNIVERSITY SERIES B MBIA INSURED++                                                  2.20    10/1/27      28,600,000
    2,895,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SERIES 147++                    2.23    10/1/27       2,895,000
    7,200,000   CALIFORNIA HFFA HEALTH CARE REVENUE SCRIPPS HEALTH PROJECT SERIES B
                STATE STREET BANK &TRUST COMPANY++                                                  2.05    10/1/22       7,200,000
      300,000   CALIFORNIA HFFA REVENUE SCRIPPS HEALTH PROJECT SERIES A++                           2.05    10/1/22         300,000
    1,200,000   CALIFORNIA HFFA HEALTH CARE REVENUE SAN DIEGO HOSPITAL ASSOCIATION
                PROJECT SERIES A MBIA INSURED                                                       6.95    10/2/01       1,224,000
    6,595,000   CALIFORNIA HFFA HEALTH CARE REVENUE SERIES 202 MBIA INSURED++                       2.23     7/1/10       6,595,000
    2,100,000   CALIFORNIA HFFA HEALTH CARE REVENUE ADVENTIST PROJECT SERIES C
                MBIA INSURED++                                                                      2.55     9/1/15       2,100,000
    6,365,000   CALIFORNIA HFFA REVENUE PA 587++                                                    2.28    12/1/34       6,365,000
    7,560,000   CALIFORNIA HFA HOUSING REVENUE SERIES M US BANK TRUST NA LOC++                      2.08     8/1/19       7,560,000
    4,200,000   CALIFORNIA HFA REVENUE FSA INSURED SERIES J++                                       2.08     8/1/31       4,200,000
    4,093,000   CALIFORNIA HFA REVENUE SERIES 412 AMBAC INSURED++                                   2.28     8/1/29       4,093,000
    4,755,000   CALIFORNIA HFA ROC SERIES II-R-89++                                                 2.13     2/1/04       4,755,000
      805,000   CALIFORNIA HFA SFMR SERIES 83 FHA INSURED++                                         2.33     8/1/25         805,000

                                       14

PRINCIPAL       SECURITY NAME                                                                 INTEREST RATE MATURITY DATE   VALUE
$  40,000,000   CALIFORNIA HFA SFMR SERIES I US BANK TRUST NA LOC                                   2.95%   6/14/02  $   40,000,000
    9,560,000   CALIFORNIA HOUSING FINANCE AGENCY HOUSING REVENUE HOME MORTGAGE PROJECT
                SERIES Q AMBAC FHA INSURED++                                                        2.08     8/1/20       9,560,000
    3,360,000   CALIFORNIA HOUSING FINANCE AGENCY HOUSING REVENUE PA 112A++                         2.15     8/1/26       3,360,000
    3,905,000   CALIFORNIA HOUSING FINANCE AGENCY REVENUE 539R++                                    2.08     8/1/26       3,905,000
    2,330,000   CALIFORNIA HOUSING FINANCE AGENCY REVENUE MULTIFAMILY SERIES A FNMA
                INSURED REMARKETED 9/28/94++                                                        2.20    7/15/13       2,330,000
    3,795,000   CALIFORNIA HOUSING FINANCE AGENCY REVENUE PT 215 MBIA INSURED++                     2.15     8/1/16       3,795,000
    3,550,000   CALIFORNIA HOUSING FINANCE AGENCY REVENUE SERIES 150 MBIA INSURED++                 2.28     2/1/29       3,550,000
   17,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                                    2.05   11/13/01      17,000,000
    4,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT INDUSTRIAL DEVELOPMENT
                REVENUE FISH HOUSE FOODS INCORPORATED PROJECT COMERICA BANK LOC++                   2.30     9/1/24       4,300,000
    5,000,000   CALIFORNIA PCFA PCR SHELL MARTINEZ REFINING PROJECT SERIES A++                      2.50    10/1/31       5,000,000
    8,995,000   CALIFORNIA PCFA PCR EXXON MOBIL PROJECT BANKERS TRUST LOC++                         2.55    12/1/29       8,995,000
    7,400,000   CALIFORNIA PCFA PCR SIERRA PACIFIC PROJECT BANK OF AMERICA LOC++                    2.25     2/1/13       7,400,000
   72,000,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY EDUCATIONAL FACILITIES
                REVENUE NOTES SERIES A AMBAC INSURED                                                4.00     7/3/02      72,713,342
  109,000,000   CALIFORNIA STATE DEPARTMENT OF WATER SERIES D++                                     2.35   10/31/04     109,000,000
    3,000,000   CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY PROJECT REVENUE
                WATER SYSTEM SERIES L                                                               8.00    12/1/01       3,025,673
    2,150,000   CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY IDA REVENUE
                SERRA MISSION PROJECT SERIES A US BANK LOC++                                        2.60     8/1/27       2,150,000
    4,995,000   CALIFORNIA STATE GO SERIES 471 MBIA INSURED++                                       2.28     9/1/24       4,995,000
    4,995,000   CALIFORNIA STATE GO SERIES 472 MBIA INSURED++                                       2.28     3/1/17       4,995,000
    4,495,000   CALIFORNIA STATE GO SERIES 475++                                                    2.28     9/1/17       4,495,000
    4,000,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE++                                 2.13     9/1/17       4,000,000
    7,345,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES 210 AMBAC INSURED++        2.23     1/1/11       7,345,000
   19,570,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES D BANK OF
                AMERICA NA LOC++                                                                    2.08    12/1/15      19,570,000
    6,370,000   CALIFORNIA STATE SERIES 142++                                                       2.28    12/1/23       6,370,000
    4,700,000   CALIFORNIA STATEWIDE CDA COP HEALTH CARE REVENUE CONTINUING CARE
                UNIVERSITY PROJECT US  BANK TRUST NA LOC++                                          2.50   11/15/28       4,700,000
   59,750,000   CALIFORNIA STATEWIDE CDA INDUSTRIAL DEVELOPMENT REVENUE SERIES D BANK OF
                NEW YORK LOC++                                                                      2.35    10/4/01      59,750,000
    3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS PROJECT SERIES R++            2.30   10/15/30       3,985,000
    7,492,000   CALIFORNIA STATEWIDE CDA MFHR PARKWAY APARTMENTS PROJECT SERIES Z CHASE
                BANK OF TEXAS NA LOC++                                                              2.08    7/25/31       7,492,000
    3,000,000   CALIFORNIA STATEWIDE CDA MFHR PROJECT SERIES W3 BANK OF AMERICA NA LOC++            2.25     4/1/25       3,000,000
    4,365,000   CALIFORNIA STATEWIDE CDA MFHR PROJECT SERIES W3 BANK OF AMERICA NA LOC++            2.43     5/6/30       4,365,000
    8,640,000   CALIFORNIA STATEWIDE CDA MFHR PROJECT SERIES W3 BANK OF AMERICA NA LOC++            2.30   10/15/30       8,640,000
    5,090,000   CALIFORNIA STATEWIDE CDA MFHR PT 1208++                                             2.43     5/6/30       5,090,000
   21,195,000   CALIFORNIA STATEWIDE CDA MFHR PT 1268++                                             2.28     6/1/09      21,195,000
    6,150,000   CALIFORNIA STATEWIDE CDA MFHR STATE STREET BANK & TRUST COMPANY LOC++               2.43     9/9/09       6,150,000
    3,515,000   CALIFORNIA STATEWIDE CDA REVENUE FLOATER CERTIFICATES SERIES 151
                AMBAC INSURED++                                                                     2.23     8/1/11       3,515,000
   37,500,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES N7 BANK OF NEW YORK LOC++                   2.25    10/4/01      37,500,000
   10,900,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY COP HEALTH CARE
                REVENUE NORTH CALIFORNIA RETIRED OFFICERS PROJECT BANK OF SCOTLAND LOC++            2.50     6/1/26      10,900,000

                                       15

PRINCIPAL       SECURITY NAME                                                                 INTEREST RATE MATURITY DATE   VALUE
$   8,500,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY MFHR++                       2.43%   1/25/31  $    8,500,000
   16,420,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT FNMA INSURED++                      2.30   10/15/26      16,420,000
    1,930,000   CAMBRIAN CA SCHOOL DISTRICT EDUCATION FACILITIES REVENUE TRAN                       3.00    8/30/02       1,939,787
   25,000,000   CHARTER MAC CERTIFICATE TRUST I FLOATER CA SERIES 2++                               2.40     8/1/36      25,000,000
   56,000,000   CHARTER MAC CERTIFICATE TRUST I FLOATER MBIA INSURED++                              2.40     9/1/40      56,000,000
    5,100,000   COLTON CA REDEVELOPMENT AGENCY COP LAS PALOMAS ASSOCIATION PROJECT BANK
                OF AMERICA LOC++                                                                    2.20    11/1/15       5,100,000
    4,000,000   COLTON CA REDEVELOPMENT AGENCY SERIES 1985 ISSUE A COAST FEDERAL BANK LOC++         1.80     5/1/10       4,000,000
    7,300,000   CONCORD CA MFHR ARCADIAN PROJECT SERIES A REMARKETED 9/28/94++                      2.20    7/15/18       7,300,000
    4,150,000   CONTRA COSTA COUNTY CA GO TAX & REVENUE ANTICIPATION NOTES SERIES A                 5.25    10/1/01       4,150,000
      745,000   CONTRA COSTA COUNTY CA MFHR EL CERRITO ROYALE PROJECT SERIES A BANK
                OF AMERICA LOC++                                                                    2.25    12/1/17         745,000
    4,400,000   DELTA COUNTY CA HOME MORTGAGE FINANCE AUTHORITY SFMR MBIA INSURED++                 2.85     6/1/19       4,400,000
   10,390,000   EAGLE TRUST CA++                                                                    2.13     2/1/06      10,390,000
    1,000,000   EAST BAY CA MUNICIPAL UTILITIES DISTRICT WATER SYSTEMS REVENUE AMBAC INSURED
                PREREFUNDED 12/1/01 @ 102                                                           6.38    12/1/01       1,025,736
    5,000,000   ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP SERIES A FGIC INSURED++             2.25     7/1/29       5,000,000
    4,400,000   ESCONDIDO CA CDA COP BANK OF AMERICA LOC++                                          2.25    10/1/16       4,400,000
    3,000,000   FONTANA CA UNION SCHOOL DISTRICT GO TRAN                                            3.25     7/5/02       3,013,515
      800,000   FOWLER CA IDA INDUSTRIAL DEVELOPMENT REVENUE BEE SWEET CITRUS INCORPORATED
                BANK OF AMERICA LOC++                                                               2.30    12/1/05         800,000
    9,000,000   FREMONT CA UNIFIED HIGH SCHOOL DISTRICT GO SANTA CLARA COUNTY TRAN                  3.50     7/2/02       9,055,280
   10,000,000   FRESNO CA GO TRAN                                                                   3.25    6/28/02      10,044,650
    8,500,000   FRESNO CA UNION SCHOOL DISTRICT GO TRAN                                             3.00    10/2/02       8,574,715
    6,800,000   FULLERTON CA INDUSTRIAL DEVELOPMENT REVENUE SUNCLIPSE INCORPORATED PROJECT
                SERIES A BANK OF AMERICA LOC++                                                      2.30     7/1/15       6,800,000
   12,600,000   HAYWARD CA MFHR SERIES A FGIC INSURED++                                             2.25     8/1/14      12,600,000
   12,600,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A US BANK
                NA LOC++                                                                            2.60     8/1/32       1,600,000
    3,505,000   HUNTINGTON BEACH CA SEABRIDGE VILLAS SERIES A++                                     2.25     8/1/14       3,505,000
   15,455,000   IBM TAX EXEMPT GRANTOR TRUST++                                                      2.28    11/1/05      15,455,000
   33,215,000   IRVINE CA PUBLIC FACILITIES & INFRASTRUCTURE AUTHORITY LEASE REVENUE CAPITAL
                IMPORTANT PROJECT BAYERISCHE VEREINSBANK LOC++                                      2.20    11/1/10      33,215,000
    1,500,000   IRVINE CA STATE REVENUE IRVINE EAST INVESTMENT COMPANY++                            2.20    12/1/05       1,500,000
    6,000,000   LA COUNTY CAPITAL ASSET                                                             2.60    10/5/01       6,000,000
      100,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR WESTWOOD PARK APARTMENTS SERIES K
                BANK OF AMERICA NT & SA LOC++                                                       2.20    12/1/07         100,000
    2,800,000   LOS ANGELES CA MFHR BONDS MASSELIN MANOR HOUSING PROJECT BANK OF AMERICA
                NT & SA LOC++                                                                       2.30     7/1/15       2,800,000
    2,500,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT EDUCATIONAL FACILITIES REVENUE PUTTERS
                SERIES 216++                                                                        2.28     8/1/17       2,500,000
    1,800,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR GRAND PROMENADE
                PROJECT BANK OF AMERICA NT & SA LOC++                                               2.20    12/1/10       1,800,000
    5,500,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR SECURITY BUILDING
                PROJECT SERIES A AIG INSURED                                                        2.50    11/8/01       5,500,000
   16,070,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE
                SERIES 162++                                                                        2.28    8/15/04      16,070,000

                                       16

PRINCIPAL       SECURITY NAME                                                                 INTEREST RATE MATURITY DATE   VALUE
$   8,800,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER LEASING REVENUE SERIES 88
                MBIA INSURED++                                                                      2.13%   8/15/18  $    8,800,000
    5,000,000   LOS ANGELES CA COP SAMUEL A FRYER YAVNEY SERIES A SOCIETE GENERALE LOC++            2.00     8/1/21       5,000,000
    5,365,000   LOS ANGELES CA DEPARTMENT OF WATER & POWER ELECTRIC REVENUE SERIES 143++            2.28    2/15/24       5,365,000
    9,495,000   LOS ANGELES CA DEPARTMENT WATER & POWER ELECTRIC REVENUE SERIES 144
                FSA INSURED++                                                                       2.28    6/15/29       9,495,000
   30,200,000   LOS ANGELES CA DEPARTMENT WATER & POWER WATERWORKS REVENUE DEXIA INSURED++          2.30     7/1/35      30,200,000
    2,995,000   LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION CLASS F SERIES 7++          2.20    11/1/26       2,995,000
    8,490,000   LOS ANGELES CA HOUSING AUTHORITY MFHR ROWLAND HEIGHTS APARTMENTS SERIES A
                WASHINGTON MUTUAL BANK LOC++                                                        2.10     8/1/30       8,490,000
   10,000,000   LOS ANGELES CA METROPOLITAN TRANSPORTATION REVENUE                                  2.05   10/11/01      10,000,000
      500,000   LOS ANGELES CA MFHR COLLATERALIZED BY FNMA++                                        2.15    12/1/03         500,000
    4,400,000   LOS ANGELES CA MFHR LA BREA APARTMENTS PROJECT SERIES G++                           2.30    12/1/30       4,400,000
      100,000   LOS ANGELES CA MFHR LOANS TO LENDER PROGRAM SERIES A FHLB INSURED++                 2.55     8/1/26         100,000
    5,500,000   LOS ANGELES CA PA 554++                                                             2.08     9/1/15       5,500,000
    3,210,000   LOS ANGELES CA SERIES 709++                                                         2.08     9/1/09       3,210,000
   28,755,000   LOS ANGELES CA USD GO TAX & REVENUE ANTICIPATION NOTES SERIES II-R-35
                FGIC INSURED++                                                                      2.13     7/1/21      28,755,000
    5,000,000   LOS ANGELES CA USD SERIES 1179++                                                    3.05     7/1/19       5,000,000
    5,445,000   LOS ANGELES CA UNION SCHOOL DISTRICT GO++                                           2.08     7/1/21       5,445,000
   10,595,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 184++                                   2.31     7/1/22      10,595,000
   20,300,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 US BANK TRUST NA LOC++           2.35     7/1/34      20,300,000
   56,000,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B5++                                 2.30     7/1/34      56,000,000
   23,500,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B7++                                 2.30     7/1/34      23,500,000
   15,500,000   LOS ANGELES CA WATER & POWER REVENUE SERIES B-6++                                   2.30     7/1/34      15,499,430
    1,725,000   LOS ANGELES COUNTY CA GO SCHOOLS POOLED FINANCING PROGRAM COP POOLED
                TRANSPORTATION SERIES B                                                             5.00    10/2/01       1,725,055
    3,500,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE FSA
                CREDIT SUPPORT++                                                                    2.13     7/1/16       3,500,000
   14,000,000   LOS ANGELES COUNTY CA SCHOOLS POOLED FINANCING PROGRAM COP POOLED
                TRANSPORTATION SERIES A                                                             3.50     7/1/02      14,083,579
   20,015,000   LOS ANGELES COUNTY CA TAXABLE PENSION OBLIGATION BONDS SERIES C
                AMBAC INSURED++                                                                     2.20    6/30/07      20,015,000
    3,500,000   MARYSVILLE CA JOINT USD TRAN++                                                      4.75   10/11/01       3,500,877
   21,990,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES K++               2.13     8/5/22      21,990,000
    8,055,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES SG128++   2.13     7/1/30       8,055,000
   15,500,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES A
                AMBAC INSURED++                                                                     2.20     6/1/23      15,500,000
    9,995,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES 154
                MBIA INSURED++                                                                      2.55     7/1/27       9,995,000
   19,800,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES C++       2.10     7/1/27      19,800,000
    1,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES C
                BANK OF AMERICA NT & SA LOC++                                                       2.10     7/1/28       1,000,000
   20,000,000   MILPITAS CA MFHR CROSSING AT MONTAGUE PROJECT SERIES A US BANK TRUST NA LOC++       2.35    8/15/33      20,000,000
    4,000,000   MODESTO CA IRRIGATION DISTRICT                                                      2.60    11/2/01       4,000,000
    3,000,000   MODESTO CA IRRIGATION DISTRICT COP REFERENDUM & CAPITAL IMPROVEMENTS PROJECT
                SERIES A MBIA INSURED                                                               6.00    10/2/01       3,000,000

                                       17

PRINCIPAL       SECURITY NAME                                                                 INTEREST RATE MATURITY DATE   VALUE
$  11,100,000   MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE SERIES SG66
                MBIA INSURED++                                                                      2.13%   10/1/15  $   11,100,000
    3,900,000   MODESTO CA MFHR LIVE OAK APARTMENTS PROJECT US BANK TRUST LOC++                     2.25    9/15/24       3,900,000
    5,000,000   MODESTO CA MFHR WESTDALE COMMONS APARTMENT PROJECT SERIES A++                       2.35    12/1/15       5,000,000
    3,000,000   MODESTO CA PUBLIC FINANCING AUTHORITY LEASE REVENUE SERIES 354 AMBAC
                MOTOR VEHICLE FEE WITHHOLDING INSURED++                                             2.23     9/1/29       3,000,000
    2,900,000   MONTEBELLO CA IDA INDUSTRIAL DEVELOPMENT REVENUE SUNCLIPSE PROJECT BANK OF
                AMERICA LOC++                                                                       2.30     4/1/15       2,900,000
    1,600,000   MONTEREY COUNTY CA FINANCE AUTHORITY REVENUE RECLAMATION & DISTRICT PROJECTS
                CREDIT LOCAL DE FRANCE LOC++                                                        2.25     9/1/36       1,600,000
    9,890,000   MORGAN HILL CA USD GO SERIES SG145 FGIC INSURED++                                   2.08     8/1/25       9,890,000
      550,000   MSR PUBLIC POWER AGENCY CA POWER REVENUE SAN JUAN PROJECT SERIES F
                MBIA INSURED++                                                                      2.60     7/1/22         550,000
   43,718,611   NEWMAN CAPITAL TRUST++                                                              2.38     4/1/32      43,718,611
   15,900,000   NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES A
                BANK OF AMERICA NT & SA LOC++                                                       2.55    10/1/26      15,900,000
   16,000,000   NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES B
                BANK OF AMERICA NT & SA LOC++                                                       2.55    10/1/26      16,000,000
   16,700,000   NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES C
                BANK OF AMERICA NT & SA LOC++                                                       2.55    10/1/26      16,700,000
    6,565,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE SERIES A-2 OAKLAND
                CONVENTION CENTERS FSA INSURED                                                      5.00    10/1/01       6,565,000
    7,200,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE SERIES A2 FSA INSURED++   2.20     8/1/21       7,199,765
   28,100,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT MFHR SERIES A FHLMC INSURED++                2.25    12/1/06      28,100,000
   11,800,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS APARTMENTS SERIES C++         2.25    12/1/29      11,800,000
    8,749,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE HARBOR POINTE ISSUE D++              2.20    12/1/22       8,749,000
    3,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
                COLLATERALIZED BY FNMA++                                                            2.20   11/15/28       3,900,000
   10,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE RIVERBEND APARTMENTS
                SERIES B++                                                                          2.25    12/1/29      10,000,000
    9,200,000   ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY REVENUE SERIES B DEXIA PUBLIC
                FINANCE BANK LOC++                                                                  2.50     8/1/30       9,200,000
    2,700,000   ORANGE COUNTY CA WATER DISTRICTS COP SERIES B BAYERISCHE LANDESBANK LOC++           2.55    8/15/15       2,700,000
    1,050,000   ORANGE COUNTY TRANSPORTATION AUTHORITY SALES TAX REVENUE                            6.10    2/15/02       1,085,077
   14,720,000   PALO ALTO CA UNION SCHOOL DISTRICT SERIES II R 93++                                 2.13     2/1/07      14,720,000
    5,875,000   PENINSULA CORRIDOR JOINT POWERS GRANT ANTICIPATION NOTES SERIES C                   3.95   10/19/01       5,875,558
    4,995,000   PORT OF OAKLAND CA++                                                                2.15    11/1/17       4,995,000
    3,400,000   PORT OF OAKLAND CA PORT REVENUE SERIES A1 REG D++                                   2.30    11/1/22       3,400,000
    2,095,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC INSURED++                   2.20    11/1/21       2,095,000
   22,000,000   RANCHO CA WATER DISTRICT FINANCING AUTHORITY REVENUE TORONTO DOMINION
                BANK LOC++                                                                          2.20    8/15/21      22,000,000
    4,570,000   REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION REVENUE AVIATION
                HIGH REDEVELOPMENT PROJECT ALLIED IRISH BANK PLC LOC++                              2.20     7/1/30       4,570,000
    7,500,000   RIVERSIDE CA PFA LEASE REVENUE SERIES A BANK OF NEW YORK WESTERN TRUST
                COMPANY LOC                                                                         5.00     4/1/02       7,570,097
   20,900,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION JAIL FACILITIES REVENUE SOUTHWEST
                JUSTICE CENTER PROJECT SERIES B MBIA INSURED++                                      2.20    11/1/32      20,900,000
    2,245,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD REVENUE MBIA INSURED++      2.23     6/1/16       2,245,000

                                       18

PRINCIPAL       SECURITY NAME                                                                 INTEREST RATE MATURITY DATE   VALUE
$   1,400,000   RIVERSIDE COUNTY CA IDA INDUSTRIAL DEVELOPMENT REVENUE CRYOGENIC PROJECT
                ISSUE B++                                                                           2.30%    7/5/14  $    1,400,000
    5,000,000   RIVERSIDE COUNTY CA IDA BANK OF AMERICA LOC++                                       2.10     6/1/26       5,000,000
    3,300,000   RIVERSIDE COUNTY CA IDA REVENUE UNIVERSAL FOREST PRODUCTS PROJECT BANK ONE
                MICHIGAN LOC++                                                                      2.40     8/1/29       3,300,000
   30,000,000   RIVERSIDE COUNTY CA SCHOOL FINANCING AUTHORITY SERIES N10 BANK OF NEW YORK++        2.35   10/19/01      30,000,000
    2,380,000   SACRAMENTO CA CITY FINANCING AUTHORITY REVENUE STONE & YOUNGBERG++                  6.70    11/1/01       2,433,267
    1,750,000   SACRAMENTO CA CITY FINANCING AUTHORITY REVENUE STONE & YOUNGBERG                    6.80    11/1/01       1,789,315
    4,000,000   SACRAMENTO COUNTY C TRUSTS GO SERIES L16 REG D LEHMAN LIQUIDITY LLC++               2.35     8/1/02       4,000,000
    6,300,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR HIDDEN OAKS APARTMENTS
                PROJECT SERIES C COLLATERALIZED BY FNMA++                                           2.30    5/15/29       6,300,000
    5,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR STONE CREEK APARTMENTS PROJECT
                COLLATERALIZED BY FNMA                                                              2.20   11/15/27       5,000,000
    8,000,000   SACRAMENTO COUNTY CA MFHR SERIES C US BANK NA LOC++                                 2.20    4/15/07       8,000,000
   14,600,000   SACRAMENTO COUNTY CA OFFICE OF EDUCATION GO TRAN                                    3.50    9/20/02      14,740,892
    2,730,000   SACRAMENTO COUNTY CA TRAN                                                           5.25    10/4/01       2,730,391
    3,000,000   SACRAMENTO COUNTY CA TRAN GO                                                        5.00    10/4/01       3,000,273
    6,000,000   SACRAMENTO COUNTY CA MFHR NORMANDY PARK APARTMENTS PROJECT SERIES A
                WELLS FARGO BANK LOC++                                                              2.30    2/15/33       6,000,000
    5,000,000   SALINAS CA MFHR BRENTWOOD GARDEN SERIES A COLLATERALIZED BY FNMA++                  2.20    5/15/27       5,000,000
   23,600,000   SAN BERNARDINO COUNTY CA COP HEALTH CARE REVENUE MEDICAL CENTER FINANCING
                PROJECT MBIA INSURED++                                                              2.08     8/1/26      23,600,000
   10,200,000   SAN BERNARDINO COUNTY CA COP MBIA INSURED++                                         2.13     8/1/28      10,200,000
   35,000,000   SAN BERNARDINO COUNTY CA GO TRAN                                                    3.75     7/2/02      35,284,021
    6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT SERIES A
                COLLATERALIZED BY FNMA++                                                            2.20    5/15/29       6,115,000
   87,000,000   SAN BERNARDINO COUNTY CA TRAN                                                       3.50     7/2/02      87,542,281
    1,655,000   SAN BERNARDINO COUNTY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE++               2.08     3/1/10       1,655,000
    3,395,000   SAN DIEGO CA AREA HOUSING & FINANCE AGENCY LEASE REVENUE SERIES B++                 2.30     6/1/06       3,395,000
   16,000,000   SAN DIEGO CA GO TRAN                                                                3.25     8/1/02      16,082,018
    8,020,000   SAN DIEGO CA GO TRAN                                                                5.25    10/2/01       8,020,301
    5,400,000   SAN DIEGO CA MFHR BANC OF AMERICA SECURITIES LLC LOC REMARKETED 2/28/00++           2.20     8/1/14       5,400,000
   43,330,000   SAN DIEGO CA MFHR PT 474 FHLMC INSURED++                                            2.13     9/1/04      43,330,000
    3,500,000   SAN DIEGO CA MFHR UNIVERSITY TOWN CENTER APARTMENTS PROJECT BANK OF AMERICA
                NT & SA LOC++                                                                       1.95    10/1/15       3,500,000
   15,000,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER REVENUE SERIES SG++        2.08    5/15/29      15,000,000
    3,000,000   SAN DIEGO CA USD++                                                                  2.08     7/1/22       3,000,000
    6,150,000   SAN DIEGO CA USD SERIES A BANC OF AMERICA LOC                                       5.25    10/4/01       6,150,811
    8,025,000   SAN DIEGO COUNTY & SCHOOL DISTRICT TRAN SERIES C                                    6.00    10/4/01       8,026,751
    3,150,000   SAN DIEGO COUNTY CA COP INTERIM JUSTICE FACILITIES MORGAN GUARANTY++                2.25     8/1/07       3,150,000
      685,000   SAN DIEGO COUNTY CA COP SAN PASQUAL ACADEMY PROJECT++                               2.25     8/1/20         685,000
   80,000,000   SAN DIEGO COUNTY CA GO TRAN                                                         3.50    6/28/02      80,489,599
    4,900,000   SAN DIEGO COUNTY CA MFHR NATIONWIDE PROJECT SERIES C US BANK TRUST NA
                LOC REMARKETED 9/28/94++                                                            2.20    4/15/05       4,900,000
    1,250,000   SAN FRANCISCO CA BAY AREA RAPID TRANSPORTATION DISTRICT SALESTAX REVENUE
                PA 572++                                                                            2.08     7/1/26       1,250,000

                                       19

PRINCIPAL       SECURITY NAME                                                                 INTEREST RATE MATURITY DATE   VALUE
$   8,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMUNITY INTERNATIONAL AIRPORT
                REVENUE SERIES                                                                      2.05%  10/11/01  $    8,000,000
    7,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMUNITY INTERNATIONAL AIRPORT
                REVENUE SERIES 38A++                                                                2.28     5/1/24       7,000,000
   19,200,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION LEASE REVENUE MOSCONE
                CENTER EXPANSION PROJECT SERIES 2 AMBAC INSURED++                                   2.15     4/1/30      19,199,388
   15,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR FILLMORE CENTER
                PROJECT SERIES A1 CREDIT SUISSE FIRST BOSTON LOC++                                  2.08    12/1/17      15,000,000
   14,900,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR ORLANDO CEPEDA
                PLACE PROJECT SERIES D CITIBANK NA LOC++                                            2.30    11/1/33      14,900,000
    5,000,000   SAN FRANCISCO CA CITY & COUNTY USD TRAN                                             4.38   12/13/01       5,006,458
   18,000,000   SAN FRANCISCO CA CITY AND COUNTY FINANCE CORPORATION LEASE REVENUE MOSCONE
                CENTER EXPANSION PROJECT SERIES 3 AMBAC INSURED++                                   2.10     4/1/30      18,000,000
    2,805,000   SAN JACINTO CA USD COP SCHOOL FACILITIES BOARDING FUNDING PROGRAM FSA INSURED++     2.35     9/1/14       2,805,000
   15,600,000   SAN JOSE - SANTA CLARA CA WATER FINANCING AUTHORITY SEWER REVENUE SERIES B
                FGIC INSURED++                                                                      2.20   11/15/11      15,600,000
    1,500,000   SAN JOSE CA MFHR ALMADEN LAKE VILLAGE APARTMENTS PROJECT SERIES A BANK OF
                AMERICA NT & SA LOC++                                                               2.27     3/1/32       1,500,000
    3,500,000   SAN JOSE CA MFHR FAIRWAY GLEN APARTMENTS PROJECT SERIES A FGIC INSURED
                REMARKETED 3/17/94++                                                                2.30    11/1/07       3,500,000
    9,970,000   SAN JOSE CA MFHR PT 1216++                                                          2.43     5/1/30       9,970,000
    2,000,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE JP MORGAN SECURITIES++      2.28     2/1/05       2,000,000
    2,200,000   SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY PACIFIC
                NATIONAL LOC++                                                                      2.20    10/1/07       2,200,000
   14,615,000   SANTA CLARA CA ELECTRIC REVENUE SERIES A++                                          2.25     7/1/10      14,615,000
   13,625,000   SANTA CLARA CA ELECTRIC REVENUE SERIES B++                                          2.25     7/1/10      13,625,000
    2,200,000   SANTA CLARA COUNTY CA FINANCE AUTHORITY LEASE REVENUE VMC FACILITY
                REPLACEMENT PROJECT SERIES B UNION BANK OF SWITZERLAND LOC++                        2.25   11/15/25       2,200,000
    5,900,000   SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR BENTON PARK CENTER
                APARTMENTS SERIES A FNMA COLLATERAL AGREEMENT++                                     2.20   12/15/25       5,900,000
   14,600,000   SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR FGIC INSURED++                         2.25    11/1/07      14,600,000
    3,770,000   SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE SERIES A           5.50     6/1/02       3,838,847
   34,595,000   SOUTH ORANGE COUNTY CA PFA SPECIAL TAX REVENUE SERIES 146 FGIC INSURED++            2.28    8/15/15      34,594,643
    5,400,000   SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES II FGIC INSURED++               2.13     5/1/09       5,400,000
   10,700,000   SOUTH PLACER CA WASTEWATER AUTHORITY UTILITY REVENUE SERIES B FGIC INSURED++        2.20    11/1/35      10,700,000
   66,000,000   SOUTHERN CALIFORNIA HOME FINANCING AUTHORITY SFHR++                                 2.43    11/1/02      66,000,000
   11,200,000   TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT PROJECT SOCIETE
                GENERALE LOC++                                                                      2.55     1/1/31      11,200,000
    5,995,000   UNIVERSITY CA EDUCATIONAL FACILITIES REVENUE SERIES 478 MBIA INSURED++              2.23     9/1/22       5,995,000
    3,000,000   UNIVERSITY CA EDUCATIONAL REVENUE SERIES 480 MBIA INSURED++                         2.23     9/1/22       3,000,000
      290,000   UNIVERSITY OF CA REVENUE++                                                          2.08     9/1/14         290,000
    1,000,000   UNIVERSITY OF CALIFORNIA EDUCATIONAL FACILITIES REVENUE FLOATS PA SERIES 529++      2.08     9/1/16       1,000,000
    7,300,000   VALLEJO CA HOUSING AUTHORITY MFHR REMARKETED 1/3/94 DRESNER BANK AG LOC++           2.15     1/1/08       7,300,000
    2,900,000   WALNUT CREEK CA MFHR CREEKSIDE DRIVE APARTMENTS PROJECT BANK OF AMERICA
                NT & SA LOC++                                                                       1.85     4/1/07       2,900,000

TOTAL CALIFORNIA MUNICIPAL SECURITIES (COST $2,592,730,890)                                                           2,592,730,890
                                                                                                                     --------------

                                       20

PRINCIPAL       SECURITY NAME                                                                 INTEREST RATE MATURITY DATE   VALUE
PUERTO RICO MUNICIPAL SECURITIES - 4.07%
$   4,700,000   CHILDRENS TRUST FUND PR PUTTERS PROJECT SERIES 149 MORGAN GUARANTY TRUST++          2.13%    7/1/08  $    4,700,000
    1,330,000   PUERTO RICO COMMONWEALTH GO SERIES 365 MBIA INSURED++                               2.18     7/1/29       1,330,000
    7,000,000   PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK INDUSTRIAL
                DEVELOPMENT REVENUE                                                                 2.20   10/11/01       7,000,000
    5,900,000   PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK INDUSTRIAL
                DEVELOPMENT REVENUE                                                                 2.20   10/26/01       5,900,000
    2,390,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY HIGHWAY
                REVENUE PA 605++                                                                    2.06     7/1/26       2,390,000
    6,090,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY HIGHWAY
                REVENUE PA 548R++                                                                   2.65     7/1/15       6,090,000
    1,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY REVENUE
                SERIES 472++                                                                        2.06     7/1/18       1,000,000
    2,400,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY HIGHWAY
                REVENUE MBIA IBC INSURED++                                                          2.13    8/11/10       2,400,000
    2,000,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY PA 498++                2.06     7/1/28       2,000,000
   10,825,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY IDA REVENUE
                SERIES 139 AMBAC INSURED++                                                          2.55     7/1/28      10,825,000
    6,315,000   PUERTO RICO COMMONWEALTH PUBLIC FINANCE CORPORATION APPROPRIATION++                 2.06     6/1/19       6,315,000
   26,293,000   PUERTO RICO COP                                                                     1.90   10/15/01      26,293,000
    5,000,000   PUERTO RICO COP                                                                     1.95   10/16/01       5,000,000
    2,100,000   PUERTO RICO ELECTRIC POWER AUTHORITY POWER REVENUE SERIES S STARS & STRIPES
                PROJECT FSA INSURED                                                                 5.55     7/1/02       2,143,846
    7,200,000   PUERTO RICO INFRASTRUCTURE++                                                        2.13    10/1/34       7,200,000
    4,800,000   PUERTO RICO MUNICIPAL FINANCE AGENCY++                                              2.06     8/1/19       4,800,000
    3,820,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GUARANTEED REVENUE PA 577++                  2.06     7/1/27       3,820,000
    6,135,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY REVENUE SERIES 416 FSA++                     2.18     7/1/21       6,135,000
    1,195,000   PUERTO RICO PUBLIC FINANCE CORPORATION REVENUE SERIES 111 AMBAC INSURED++           2.18     6/1/26       1,195,000
    2,000,000   PUERTO RICO PUBLIC FINANCING AUTHORITY++                                            2.06     6/1/16       2,000,000

TOTAL PUERTO RICO MUNICIPAL SECURITIES (COST $108,536,846)                                                              108,536,846
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,701,267,736)*                   101.35%                                                                     $2,701,267,736
OTHER ASSETS AND LIABILITIES, NET         (1.35)                                                                        (35,804,643)
                                         ------                                                                      --------------
                TOTAL NET ASSETS         100.00%                                                                     $2,665,463,093
                                         ------                                                                      --------------

----------
++ VARIABLE RATE SECURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   CASH INVESTMENT MONEY MARKET FUND

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
ASSET BACKED SECURITIES - 2.15%
$  41,132,978   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2000 CLASS A-1+                2.69%  11/29/01  $   41,132,977
  186,547,018   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2000 - WM2 CLASS A1+           2.69   11/29/01     186,547,018
  142,743,403   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2000 - WM2 CLASS A2            6.68   11/29/01     142,743,403
TOTAL ASSET BACKED SECURITIES (COST $370,423,398)                                                                       370,423,398
                                                                                                                     --------------
BANK NOTES - 0.44%
  75,000,000    BANK ONE NA ILLINOIS                                                                6.65   10/18/01      74,999,336
                                                                                                                     --------------
TOTAL BANK NOTES (COST $74,999,336)                                                                                      74,999,336
                                                                                                                     --------------

CERTIFICATES OF DEPOSIT - 7.78%
 200,000,000    COMMERZBANK NY                                                                      5.27    1/14/02     200,008,304
  80,000,000    DRESDNER BANK AG                                                                    5.25    1/11/02      79,997,849
  50,000,000    LANDESBANK BADEN-WURTTENBERG GRAND CAYMAN BRANCH                                    4.00   11/26/01      50,002,253
 100,000,000    MERITA BANK NY BRANCH                                                               3.99    2/28/02     100,000,000
 150,000,000    SOUTHTRUST BANK NA                                                                  3.80   12/10/01     150,000,000
 100,000,000    SOUTHTRUST BANK NA                                                                  3.81    3/18/02     100,004,534
 125,000,000    SOUTHTRUST BANK NA                                                                  4.00    8/19/02     125,000,000
  60,000,000    SVENSKA HANDELSBANKEN NEW YORK BRANCH                                               3.86    5/13/02      60,003,609
 100,000,000    SVENSKA HANDELSBANKEN NEW YORK BRANCH                                               3.86    5/17/02     100,006,121
 200,000,000    SVENSKA HANDELSBANKEN NEW YORK BRANCH                                               3.86    5/20/02     200,012,400
 175,000,000    UNION BANK OF SWITZERLAND NEW YORK BRANCH                                           3.77   12/13/01     175,001,740

TOTAL CERTIFICATES OF DEPOSIT (COST $1,340,036,810)                                                                   1,340,036,810
                                                                                                                     --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.05%
   7,848,332    MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2000 CLASS A-2                 6.68   11/29/01       7,848,332
                                                                                                                     --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,848,332)                                                               7,848,332
                                                                                                                     --------------
COMMERCIAL PAPER - 54.46%
 175,000,000    AMSTEL FUNDING CORPORATION**                                                        3.77#  10/15/01     174,746,493
 100,000,000    AMSTEL FUNDING CORPORATION**                                                        3.67#  10/18/01      99,828,111
 183,216,000    AMSTEL FUNDING CORPORATION**                                                        3.52#  10/22/01     182,841,934
 150,000,000    AMSTEL FUNDING CORPORATION**                                                        3.98#   11/5/01     149,431,250
  55,000,000    AMSTEL FUNDING CORPORATION**                                                        3.50#  11/15/01      54,761,438
  46,000,000    APRECO INCORPORATED**                                                               3.54#  10/12/01      45,950,525
 100,000,000    APRECO INCORPORATED**                                                               2.60#  11/21/01      99,634,500
 198,000,000    AQUINAS FUNDING LLC**                                                               2.60#  10/12/01     197,842,700
 270,000,000    AQUINAS FUNDING LLC**                                                               3.01#  10/19/01     269,595,000
 100,000,000    ASPEN FUNDING CORPORATION**                                                         3.81#   11/8/01      99,604,167
  40,000,000    ASPEN FUNDING CORPORATION**                                                         3.27#  12/13/01      39,737,200
 109,000,000    ATLANTIS ONE FUNDING CORPORATION**                                                  3.44#  11/27/01     108,411,491
 125,000,000    BAVARIA TRR CORPORATION**                                                           2.81#  10/25/01     124,766,667
 100,000,000    BILLS SECURITIZATION LIMITED                                                        3.69#  10/12/01      99,888,167
  65,000,000    BILLS SECURITIZATION LIMITED                                                        3.48#  11/14/01      64,724,328
  65,000,000    BILLS SECURITIZATION LIMITED                                                        3.55#   12/6/01      64,581,725
  50,000,000    BILLS SECURITIZATION LIMITED                                                        3.27#  12/10/01      49,685,000
  57,000,000    COMPASS SECURITIZATION LLC**                                                        2.65#   10/9/01      56,966,433
  59,500,000    COMPASS SECURITIZATION LLC**                                                        3.49#  10/22/01      59,379,562

                                       22

                                                                                               INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                    RATE       DATE           VALUE
COMMERCIAL PAPER (Continued)
$ 87,650,000    CONCORD MINUTEMAN CAPITAL COMPANY LLC**                                            3.50%#   11/8/01  $   87,328,958
  40,377,000    CONCORD MINUTEMAN CAPITAL COMPANY LLC**                                            3.50#   11/13/01      40,209,649
 100,000,000    CORPORATE ASSET SECURITIZATION LIMITED**                                           3.54#    10/9/01      99,921,556
 200,000,000    CREDIT SUISSE FIRST BOSTON                                                         4.19#   10/24/01     199,476,111
  50,000,000    CREDIT SUISSE FIRST BOSTON                                                         3.98#   11/27/01      49,691,250
  30,101,000    CROWN POINT CAPITAL COMPANY LLC**                                                  2.66#    11/2/01      30,030,096
  48,377,000    CROWN POINT CAPITAL COMPANY LLC**                                                  3.50#    11/8/01      48,199,806
  90,913,000    CROWN POINT CAPITAL COMPANY LLC**                                                  3.50#    11/9/01      90,571,243
  45,000,000    CROWN POINT CAPITAL COMPANY LLC**                                                  2.59#    1/16/02      44,656,263
  50,883,000    CROWN POINT CAPITAL COMPANY LLC**                                                  3.46#    2/25/02      50,176,575
  34,250,000    DORADA FINANCE INCORPORATED**                                                      4.00#    2/25/02      33,707,367
  89,413,000    EDISON ASSET SECURITIZATION LLC**                                                  3.47#   10/17/01      89,275,900
  38,000,000    EUREKA SECURITIZATION INCORPORATED**                                               3.47#    11/7/01      37,865,259
  68,000,000    FAIRWAY FINANCE CORPORATION**                                                      3.56#    10/1/01      68,000,000
  43,000,000    FAIRWAY FINANCE CORPORATION**                                                      2.52^#  12/17/01      42,770,070
 162,000,000    FALCON ASSET SECURITIZATION CORPORATION**                                          2.61#    11/7/01     161,567,100
 186,917,000    FORRESTAL FUNDING TRUST**                                                          3.50#   10/17/01     186,627,902
  67,150,000    FORRESTAL FUNDING TRUST**                                                          2.69#    11/9/01      66,955,041
  50,463,000    GIRO FUNDING CORPORATION**                                                         3.68#    10/9/01      50,422,069
  93,218,000    GIRO FUNDING CORPORATION**                                                         3.68#   10/15/01      93,085,682
  28,252,000    GIRO FUNDING CORPORATION**                                                         3.68#   10/16/01      28,209,034
 106,637,000    GIRO FUNDING CORPORATION**                                                         3.63#   10/22/01     106,413,062
 210,000,000    GREENWICH FUNDING CORPORATION**                                                    3.11#   10/11/01     209,819,167
 210,000,000    GREYHAWK FUNDING LLC**                                                             3.00#    10/9/01     209,860,000
  50,000,000    HALIFAX PLC                                                                        3.52#   12/28/01      49,575,889
 340,000,000    HALOGEN CAPITAL COMPANY LLC**                                                      3.67#   10/17/01     339,449,956
  75,000,000    HALOGEN CAPITAL COMPANY LLC**                                                      2.59#    1/16/02      74,427,105
 175,000,000    INTERNATIONALE NEDERLANDER GROUP (US) FUNDING CORPORATION                          3.92#    3/26/02     171,740,334
  67,195,000    IVORY FUNDING CORPORATION**                                                        3.10#    10/2/01      67,189,214
 145,425,000    IVORY FUNDING CORPORATION**                                                        3.03#   10/12/01     145,290,805
  20,178,000    IVORY FUNDING CORPORATION**                                                        3.48#   11/26/01      20,069,712
  43,000,000    IVORY FUNDING CORPORATION**                                                        3.44#    2/26/02      42,402,491
 150,000,000    JP MORGAN CHASE & COMPANY                                                          2.48#   12/20/01     149,176,667
  64,324,000    JUPITER SECURITIZATION CORPORATION**                                               3.76#    10/5/01      64,297,341
  98,473,000    JUPITER SECURITIZATION CORPORATION**                                               3.53#   10/15/01      98,338,584
  80,000,000    K2 (USA) LLC**                                                                     4.52#   10/15/01      79,862,489
  52,000,000    K2 (USA) LLC**                                                                     3.87#   11/29/01      51,676,156
 100,000,000    KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED**                                     3.69#   10/12/01      99,888,167
 129,000,000    KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED**                                     3.39#    11/8/01     128,541,118
 100,000,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                                              4.65#   12/19/01      99,012,500
 125,000,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                                              3.89#     4/1/02     122,611,250
 100,000,000    LEXINGTON PARKER CAPITAL COMPANY LLC**                                             3.87#    12/3/01      99,335,000
 130,091,000    LONE STAR FUNDING**                                                                3.63#   10/25/01     129,778,782
108,238,000     LONE STAR FUNDING**                                                                3.55#    11/8/01     107,835,836
  51,731,000    LONE STAR FUNDING**                                                                3.28#   12/12/01      51,394,749
 100,000,000    MOAT FUNDING LLC**                                                                 4.61#    10/4/01      99,962,500

                                       23

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
$ 35,000,000    MOAT FUNDING LLC**                                                                  4.17%#  11/1/01  $   34,877,034
 100,000,000    MOAT FUNDING LLC**                                                                  3.27#  12/11/01      99,361,000
 100,000,000    MOAT FUNDING LLC**                                                                  3.27#  12/13/01      99,343,000
 125,000,000    NEPTUNE FUNDING CORPORATION**                                                       3.55#   10/2/01     124,987,674
  50,653,000    NEPTUNE FUNDING CORPORATION**                                                       3.54#  10/11/01      50,603,332
  44,109,000    NEPTUNE FUNDING CORPORATION**                                                       3.06#  10/31/01      43,996,890
  55,850,000    NEPTUNE FUNDING CORPORATION**                                                       3.45#  11/14/01      55,614,499
 144,382,000    NEPTUNE FUNDING CORPORATION**                                                       3.48#  11/15/01     143,759,353
  49,862,000    NEPTUNE FUNDING CORPORATION**                                                       3.47#  11/28/01      49,585,654
  95,234,000    NESS LLC**                                                                          3.76#   10/5/01      95,194,637
  50,000,000    NESS LLC**                                                                          3.70#  10/15/01      49,928,639
 103,272,000    NESS LLC**                                                                          3.63#  10/22/01     103,055,129
  62,459,000    NESS LLC**                                                                          3.84#  12/11/01      61,994,600
 150,000,000    NEWPORT FUNDING LLC**                                                               3.27#  12/13/01     149,014,500
  21,500,000    PARADIGM FUNDING LLC**                                                              3.55#   10/1/01      21,500,000
 291,000,000    PARADIGM FUNDING LLC**                                                              3.53#   10/9/01     290,772,373
 134,500,000    PERRY GLOBAL FUNDING LIMITED**                                                      3.42#    2/7/02     132,851,703
 206,000,000    REPEAT OFFERING SECURITIZATION ENTITY**                                             3.62#  10/29/01     205,424,803
  69,070,000    SHEFFIELD RECEIVABLES CORPORATION                                                   3.53#  10/11/01      69,002,657
  55,000,000    SIGMA FINANCE INCORPORATED**                                                        3.99#    2/5/02      54,247,173
  50,000,000    SPECIAL PURPOSE ACCOUNTS RECEIVABLES COOPERATIVE CORPORATION**                      2.64#  11/16/01      49,831,973
  75,000,000    STADSHYPOTEK DELAWARE                                                               2.53#   3/11/02      74,161,459
 170,000,000    SURREY FUNDING CORPORATION**                                                        3.56#   10/5/01     169,932,944
  50,000,000    SWEDBANK AB                                                                         4.18#  10/12/01      49,937,361
 100,000,000    SWEDBANK AB                                                                         3.82#   12/6/01      99,312,500
 100,000,000    TRANSAMERICA ASSET FUNDING**                                                        3.01#  10/31/01      99,750,000
 108,000,000    TULIP FUNDING CORPORATION**                                                         3.44#  11/29/01     107,396,430
  84,025,000    UBS FINANCIAL DELAWARE                                                              3.61#  12/17/01      83,386,994
 250,000,000    UBS FINANCIAL INCORPORATED                                                          4.52#  10/11/01     249,693,056

TOTAL COMMERCIAL PAPER (COST $9,377,589,863)                                                                          9,377,589,863
                                                                                                                     --------------
FIXED RATE FUNDING AGREEMENT - 1.16%
 200,000,000    SECURITY LIFE OF DENVER                                                             2.69   12/26/01     200,000,000
                                                                                                                     --------------
TOTAL FIXED RATE FUNDING AGREEMENT (COST $200,000,000)                                                                  200,000,000
                                                                                                                     --------------
FIXED RATE NOTES - CORPORATE - 7.93%
 100,000,000    BAYER CORPORATION                                                                   4.75    3/19/02      99,986,573
 100,000,000    BEAR STEARN COMPANY INCORPORATED MED TERM NOTE                                      5.22    2/12/02     100,000,000
 113,000,000    HJ HEINZ COMPANY                                                                    6.82   11/15/01     113,000,000
 270,000,000    MARSHALL & ISLEY CORPORATION                                                        6.75    12/3/01     270,000,000
 150,000,000    MERCK & COMPANY INCORPORATED                                                        5.10    2/22/02     150,000,000
 100,000,000    MERRILL LYNCH & COMPANY                                                             5.27     2/8/02      99,998,277
 233,000,000    SIGMA FINANCE INCORPORATED**                                                        5.28    2/22/02     233,000,000
 175,000,000    SYNDICATED LOAN FUNDING TRUST                                                       5.00    4/12/02     175,000,000
  125,000,000   SYNDICATED LOAN FUNDING TRUST SERIES 2000-18                                        6.88   11/13/01     125,000,000

TOTAL FIXED RATE NOTES - CORPORATE (COST $1,365,984,850)                                                              1,365,984,850
                                                                                                                     --------------

                                       24

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
FLOATING RATE FUNDING AGREEMENTS - 3.29%
$ 22,250,000    ALLSTATE LIFE INSURANCE COMPANY+                                                    3.89%  10/18/01  $   22,250,000
  20,000,000    ALLSTATE LIFE INSURANCE COMPANY+                                                    3.89   10/18/01      20,000,000
  25,000,000    BEAR STEARNS COMPANY INCORPORATED FRN+                                              4.11     4/5/02      25,035,314
  50,000,000    GE LIFE & ANNUITY+                                                                  3.62     7/1/02      50,000,000
  50,000,000    GE LIFE & ANNUITY+                                                                  3.58     7/1/02      50,000,000
 100,000,000    SECURITY LIFE OF DENVER+                                                            3.56    6/14/02     100,000,000
 250,000,000    TRANSAMERICA LIFE INCORPORATED+                                                     3.91   10/12/01     250,000,000
  50,000,000    UNITED OF OMAHA INSURANCE+                                                          3.67     7/1/02      50,000,000

TOTAL FLOATING RATE FUNDING AGREEMENTS (COST $567,285,314)                                                              567,285,314
                                                                                                                     --------------

FLOATING RATE NOTES - AGENCY - 2.03%
 100,000,000    BEAR STEARNS & COMPANY INCORPORATED TRI-PARTY MORTGAGE+                             3.84     6/7/02     100,154,462
  50,000,000    GOLDMAN SACHS GROUP INCORPORATED+                                                   3.65    3/14/02      50,030,723
 200,000,000    K2 (USA) LLC+                                                                       3.05    7/22/02     200,000,000

TOTAL FLOATING RATE NOTES - AGENCY (COST $350,185,185)                                                                  350,185,185
                                                                                                                     --------------
FLOATING RATE NOTES - CORPORATE - 11.23%
  85,000,000    ALLSTATE FINANICAL GLOBAL+                                                          2.72    9/27/02      85,000,000
  90,000,000    ASSOCIATES CORPORATION OF NORTH AMERICA+                                            2.64    6/26/02      90,000,000
  20,000,000    BEAR STEARNS & COMPANY INCORPORATED+                                                3.88     8/5/02      20,030,193
 200,000,000    BEAR STEARNS & COMPANY INCORPORATED SERIES B+                                       2.67    3/28/02     200,000,000
  75,000,000    BEAR STEARNS & COMPANY INCORPORATED FRN+                                            3.53    8/12/02      75,000,000
  85,000,000    BEAR STEARNS & COMPANY INCORPORATED FRN SERIES B+                                   2.64    1/30/02      85,000,000
 100,000,000    DORADA FINANCE INCORPORATED+**                                                      3.49    4/17/02     100,000,000
 100,000,000    GE LIFE & ANNUITY ASSURANCE COMPANY+                                                3.63   12/27/01     100,000,000
 175,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+                                               3.01    9/19/02     175,000,000
  25,000,000    GOLDMAN SACHS GROUP INCORPORATED+                                                   3.94    1/14/02      25,014,425
 150,000,000    GOLDMAN SACHS GROUP INCORPORATED+                                                   2.82    3/21/02     150,000,000
 275,000,000    NATIONAL RURAL UTILITIES+                                                           3.79    4/17/02     275,000,000
  55,000,000    NATIONAL RURAL UTILITIES+                                                           3.70    5/31/02      55,061,116
 204,000,000    NORTHERN ROCK PLC+                                                                  3.50    2/12/02     204,000,000
  20,700,000    ROYAL BANK OF SCOTLAND+                                                             2.83   12/21/01      20,704,784
 100,000,000    SIGMA FINANCE INCORPORATED+**                                                       3.57     3/8/02      99,995,672
 100,000,000    SIGMA FINANCE INCORPORATED+**                                                       3.48    3/15/02     100,000,000
  75,000,000    SYNDICATED LOAN FUNDING TRUST SERIES 2000-17+                                       3.59   11/13/01      75,000,000

TOTAL FLOATING RATE NOTES - CORPORATE (COST $1,934,806,190)                                                           1,934,806,190
                                                                                                                     --------------
MUNICIPAL DEMAND NOTES - 0.05%
   8,245,000    KALAMAZOO FUNDING CORPORATION OLD KENT BANK LOC+                                    3.07   12/15/26       8,245,000
                                                                                                                     --------------

TOTAL MUNICIPAL DEMAND NOTES (COST $8,245,000)                                                                            8,245,000
                                                                                                                     --------------
REPURCHASE AGREEMENTS - 6.72%
 556,859,491    BANC AMERICA SECURITIES LLC                                                         3.50    10/1/01     556,859,491
  600,000,000   GOLDMAN SACHS GROUP INCORPORATED                                                    3.50    10/1/01     600,000,000
TOTAL REPURCHASE AGREEMENTS (COST $1,156,859,491)                                                                     1,156,859,491
                                                                                                                     --------------

                                       25

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
TIME DEPOSITS - 1.89%
$125,129,200    MERITA BANK GRAND CAYMAN                                                            3.50%   10/1/01 $   125,129,200
 200,000,000    SOCIETE GENERALE MONTREAL BRANCH                                                    3.50    10/1/01     200,000,000
TOTAL TIME DEPOSITS (COST $325,129,200)                                                                                 325,129,200

US TREASURY OBLIGATIONS - 0.43%
  75,000,000    US TREASURY BILLS                                                                   3.29    2/21/02      74,021,344
                                                                                                                     --------------
TOTAL US TREASURY OBLIGATIONS (COST $74,021,344)                                                                         74,021,344
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $17,153,414,313)*                            99.61%                                                           $17,153,414,313
OTHER ASSETS AND LIABILITIES, NET                   0.39                                                                 67,053,246
                                                  ------                                                             --------------
TOTAL NET ASSETS                                  100.00%                                                           $17,220,467,559
                                                  ------                                                             --------------

+  VARIABLE RATE SECURITY.
#  YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
** SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE
   144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
SHORT TERM FEDERAL AGENCIES - DISCOUNT NOTES - 33.60%

FEDERAL FARM CREDIT BANK - 9.23%
$     25,000    FEDERAL FARM CREDIT BANK                                                            3.60%# 10/10/01  $       24,979
      18,000    FEDERAL FARM CREDIT BANK                                                            4.01#  11/16/01          17,908
      50,000    FEDERAL FARM CREDIT BANK                                                            2.41#    1/2/02          49,995

                                                                                                                             92,882
                                                                                                                     --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 24.37%
      50,000    FEDERAL HOME LOAN MORTGAGE CORPORATION                                              2.78#   10/9/01          49,969
     100,000    FEDERAL HOME LOAN MORTGAGE CORPORATION                                              2.80#  10/12/01          99,915
      22,000    FEDERAL HOME LOAN MORTGAGE CORPORATION                                              3.60#   2/28/02          21,670
      75,000    FEDERAL HOME LOAN MORTGAGE CORPORATION                                              3.44#   4/17/02          73,582

                                                                                                                            245,136
                                                                                                                     --------------

TOTAL SHORT TERM FEDERAL AGENCIES - DISCOUNT NOTES (COST $338,017)                                                          338,018
                                                                                                                     --------------
SHORT TERM FEDERAL AGENCIES - FIXED RATE NOTES - 22.94%
FEDERAL FARM CREDIT BANK - 3.00%
      30,000    FEDERAL FARM CREDIT BANK                                                            6.40    1/16/02          30,204
                                                                                                                     --------------
FEDERAL HOME LOAN BANK - 19.94%
     100,000    FEDERAL HOME LOAN BANK                                                              4.96   12/28/01         100,328
     100,000    FEDERAL HOME LOAN BANK                                                              6.00   11/15/01         100,279
                                                                                                                            200,607
                                                                                                                     --------------

TOTAL SHORT TERM FEDERAL AGENCIES - FIXED RATE NOTES (COST $230,812)                                                        230,811
                                                                                                                     --------------
REPURCHASE AGREEMENTS - 46.43%
      233,500   BEAR STEARNS & COMPANY INCORPORATED                                                 3.40    10/1/01         233,500
      233,500   CREDIT SUISSE FIRST BOSTON                                                          3.40    10/1/01         233,500
TOTAL REPURCHASE AGREEMENTS (COST $467,000)                                                                                 467,000
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,035,829)*                                102.97%                                                            $    1,035,829
OTHER ASSETS AND LIABILITIES, NET                  (2.97)                                                                   (29,920)
                                                                                                                     --------------
                                                  ------
TOTAL NET ASSETS                                  100.00%                                                            $    1,005,909
                                                  ------                                                              --------------

# YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT
  PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       27

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
SHORT-TERM FEDERAL AGENCIES - DISCOUNT NOTES - 29.75%

FEDERAL FARM CREDIT BANK - 0.26%
$    9,950,000  FEDERAL FARM CREDIT BANK                                                            2.40%#   1/2/02  $    9,949,005
                                                                                                                     --------------
FEDERAL HOME LOAN BANK - 0.38%
   15,000,000   FEDERAL HOME LOAN BANK                                                              3.93#   6/28/02      14,574,750
                                                                                                                     --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.96%
    1,950,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              2.78#   10/9/01       1,948,795
  193,800,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              2.81#  10/12/01     193,634,193
   50,000,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              3.56#  10/25/01      49,882,334
   42,432,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              3.42#  10/30/01      42,315,784
   13,042,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              3.80#   11/8/01      12,991,270
   25,000,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              4.91#  11/16/01      24,848,584
   12,000,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              3.50#   12/3/01      11,927,340
   75,000,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              3.93#   12/6/01      74,472,000
   25,000,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              3.85#    1/3/02      24,754,556
   40,000,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              3.55#   1/18/02      39,577,323
   20,000,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              3.42#   2/28/02      19,723,751
   25,000,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              3.45#   3/15/02      24,612,709
   60,000,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              3.52#   8/15/02      58,198,886

                                                                                                                        578,887,525
                                                                                                                     --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.15%
   18,250,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               3.62#   10/1/01      18,250,000
   47,681,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               3.70#   10/1/01      47,681,000
   50,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               5.25#  10/12/01      49,923,153
   50,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               2.63#   11/1/01      49,887,194
    4,708,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               3.80#   11/8/01       4,689,687
   50,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               5.00#  11/16/01      49,692,695
   50,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               3.39#  11/29/01      49,724,667
   39,500,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               3.44#   12/4/01      39,260,543
   25,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               5.14#  12/14/01      24,748,195
   44,540,100   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               2.50#   1/15/02      44,214,858
    6,057,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               3.71#   1/24/02       5,987,893
   60,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               3.40#   1/31/02      59,324,342
   60,750,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               4.94#    2/8/02      59,717,161
   19,900,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               3.42#    3/1/02      19,619,543
   25,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               2.66#    8/9/02      24,436,668

                                                                                                                        547,157,599
                                                                                                                     --------------
TOTAL SHORT-TERM FEDERAL AGENCIES - DISCOUNT NOTES (COST $1,150,568,881)                                              1,150,568,879
                                                                                                                     --------------

SHORT-TERM FEDERAL AGENCIES - FIXED RATE NOTES - 15.72%

FEDERAL FARM CREDIT BANK - 0.74%
   13,000,000   FEDERAL FARM CREDIT BANK                                                            6.50     4/2/02      13,155,433
   15,000,000   FEDERAL FARM CREDIT BANK                                                            6.88     5/1/02      15,272,852
                                                                                                                         28,428,285
                                                                                                                     --------------

                                       28

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
FEDERAL HOME LOAN BANK - 8.97%
$  23,000,000   FEDERAL HOME LOAN BANK                                                              3.94%  10/23/01  $   23,000,000
   10,975,000   FEDERAL HOME LOAN BANK                                                              6.00   11/15/01      11,001,312
    5,000,000   FEDERAL HOME LOAN BANK                                                              4.30   11/21/01       5,004,869
   10,000,000   FEDERAL HOME LOAN BANK                                                              6.17    1/14/02      10,027,362
   15,000,000   FEDERAL HOME LOAN BANK                                                              3.80    1/18/02      15,000,000
   25,000,000   FEDERAL HOME LOAN BANK                                                              5.25    1/23/02      25,040,753
   25,000,000   FEDERAL HOME LOAN BANK                                                              4.90     2/7/02      24,987,997
   11,000,000   FEDERAL HOME LOAN BANK                                                              6.75    2/15/02      11,083,680
   25,000,000   FEDERAL HOME LOAN BANK                                                              6.75    2/15/02      25,134,341
   25,000,000   FEDERAL HOME LOAN BANK                                                              5.13    2/26/02      25,134,266
    4,025,000   FEDERAL HOME LOAN BANK                                                              3.60     3/5/02       4,025,000
   19,875,000   FEDERAL HOME LOAN BANK                                                              4.50    3/26/02      19,880,367
   25,000,000   FEDERAL HOME LOAN BANK                                                              4.50     4/4/02      24,985,548
   25,000,000   FEDERAL HOME LOAN BANK                                                              5.25    4/25/02      25,093,048
   15,000,000   FEDERAL HOME LOAN BANK                                                              6.75     5/1/02      15,262,291
   14,000,000   FEDERAL HOME LOAN BANK                                                              4.13    5/29/02      14,006,175
   12,460,000   FEDERAL HOME LOAN BANK                                                              3.75    6/28/02      12,460,000
   54,400,000   FEDERAL HOME LOAN BANK                                                              6.88    7/18/02      55,732,909

                                                                                                                        346,859,918
                                                                                                                     --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.30%
   25,000,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              4.75   12/14/01      25,038,364
   15,000,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              3.72    2/27/02      15,000,000
   17,200,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              5.50    5/15/02      17,348,412
   30,960,000   FEDERAL HOME LOAN MORTGAGE CORPORATION                                              6.63    8/15/02      31,718,894

                                                                                                                         89,105,670
                                                                                                                     --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.71%
    5,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               4.63   10/15/01       4,999,324
   30,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               6.40   12/21/01      30,159,251
   40,300,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               6.63    1/15/02      40,484,836
    9,300,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               6.23     3/1/02       9,387,293
   20,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               5.38    3/15/02      20,150,497
   13,455,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               6.63    4/15/02      13,592,702
    9,030,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               7.55    4/22/02       9,179,765
   15,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               6.75    8/15/02      15,403,351

                                                                                                                        143,357,019
                                                                                                                     --------------
TOTAL SHORT-TERM FEDERAL AGENCIES - FIXED RATE NOTES (COST $607,750,890)                                                607,750,892
                                                                                                                     --------------
FLOATING RATE NOTES - AGENCY - 27.96%

FEDERAL FARM CREDIT BANK - 1.29%
   50,000,000   FEDERAL FARM CREDIT BANK++                                                          2.50   11/25/02      49,985,886
                                                                                                                     --------------

FEDERAL HOME LOAN BANK - 14.08%
   50,000,000   FEDERAL HOME LOAN BANK++                                                            3.41     2/1/02      49,996,706
   25,000,000   FEDERAL HOME LOAN BANK++                                                            3.32    2/15/02      24,997,246

                                       29

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
FEDERAL HOME LOAN BANK (Continued)
$  50,000,000   FEDERAL HOME LOAN BANK++                                                            3.40%    5/1/02  $   49,990,980
   94,590,000   FEDERAL HOME LOAN BANK++                                                            3.04    8/13/02      94,562,492
   50,000,000   FEDERAL HOME LOAN BANK++                                                            3.18    9/13/02      49,981,558
  100,000,000   FEDERAL HOME LOAN BANK++                                                            3.05   11/14/02      99,972,719
   50,000,000   FEDERAL HOME LOAN BANK++                                                            3.31   12/11/02      49,979,603
  125,000,000   FEDERAL HOME LOAN BANK++                                                            3.34    1/17/03     124,948,199

                                                                                                                        544,429,503
                                                                                                                     --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.59%
   62,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION++                                             3.29    12/3/01      62,079,546
   75,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION++                                             3.08    5/14/02      75,000,000
  100,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION++                                             3.07     9/5/02      99,977,589
  250,000,000   FEDERAL NATIONAL MORTGAGE ASSOCIATION++                                             3.06   10/17/02     249,949,386

                                                                                                                        487,006,521
                                                                                                                     --------------
TOTAL FLOATING RATE NOTES - AGENCY (COST $1,081,421,910)                                                              1,081,421,910
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 29.05%
  250,731,928   BANKAMERICA NT & SA                                                                 3.40    10/1/01     250,731,928
  640,766,500   BEAR STEARNS & COMPANY INCORPORATED                                                 3.40    10/1/01     640,766,500
   12,950,000   BEAR STEARNS & COMPANY INCORPORATED TRI-PARTY MORTGAGE                              3.20    10/1/01      12,950,000
   99,766,500   CREDIT SUISSE FIRST BOSTON                                                          3.40    10/1/01      99,766,500
  119,000,000   MERRILL LYNCH & COMPANY                                                             3.25    10/1/01     119,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,123,214,928)                                                                     1,123,214,928
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES (COST $3,962,956,609)*  102.48%                                                      $3,962,956,609
OTHER ASSETS AND LIABILITIES, NET                        (2.48)                                                         (95,954,092)
                                                        -------                                                      --------------
TOTAL NET ASSETS                                        100.00%                                                      $3,867,002,517
                                                        -------                                                      --------------

++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES
   THE REMAINING MATURITY.
#  YIELD TO MATURITY.
*  COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT
   PURPOSES.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       30

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
MUNICIPAL SECURITIES - 100.34%

ALABAMA - 1.07%
$   5,195,000   ALABAMA WATER POLLUTION CONTROL AUTHORITY SERIES II-R-115 PCR AMBAC INSURED+        2.21%   8/15/10  $    5,195,000
    6,655,000   BIRMINGHAM BAPTIST MEDICAL CENTER AL SPECIAL CARE FACILITIES FINANCE AUTHORITY
                REVENUE PA-354+                                                                     2.55   11/15/16       6,655,000
    3,495,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY REVENUE
                SERIES 435 MBIA INSURED+                                                            2.38   11/15/29       3,495,000

                                                                                                                         15,345,000
                                                                                                                     --------------
ALASKA - 0.40%
    3,500,000   ALASKA ST HOUSING FINANCE CORPORATION HOUSING REVENUE STATE
                CAPITAL PROJECT SERIES B-1                                                          4.35    12/1/01       3,505,712
    2,200,000   ALASKA ST HOUSING FINANCE CORPORATION HOUSING REVENUE SERIES BB+                    2.43     6/1/07       2,200,000

                                                                                                                          5,705,712
                                                                                                                     --------------
ARIZONA - 1.47%
      600,000   APACHE COUNTY AZ PCR TUCSON ELECTRIC POWER PROJECT SERIES 83A TORONTO
                DOMINION BANK LOC +                                                                 2.25   12/15/18         600,000
    5,000,000   ARIZONA SCHOOL DISTRICT TAX ANTICIPATION NOTES FINANCING PROGRAM COP
                EDUCATION REVENUE US BANCORP PIPER JAFFRAY LOC                                      3.25    7/31/02       5,028,400
    1,075,000   ARIZONA STATE TRANSPORTATION BOARD EXCISE TAX REVENUE MARICOPA COUNTY
                REGAL AREA SERIES A AMBAC INSURED                                                   5.50     7/1/02       1,099,083
    4,135,000   ARIZONA STATE TRANSPORTATION BOARD EXCISE TAX TRANSPORTATION REVENUE MARICOPA
                COUNTY REGIONAL AREA PROJECT SERIES B AMBAC INSURED                                 6.00     7/1/02       4,235,470
    4,800,000   MARICOPA COUNTY AZ IDA MFHR FLOATS PROJECT+                                         2.58    11/1/32       4,800,000
    2,300,000   MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT REVENUE MFHR VILLAS SOLANAS
                APARTMENTS PROJECT SERIES A BANK OF CHERRY CREEK NA LOC+                            2.50   11/15/32       2,300,000
    3,000,000   MOHAVE COUNTY AZ IDA ENVIROC INCORPORATED PROJECT SERIES A AMBAC INSURED+           4.88%  12/14/01       3,000,000

                                                                                                                         21,062,953
                                                                                                                     --------------
ARKANSAS - 0.56%
    8,000,000   ARKANSAS STATE DEVELOPMENT FINANCE AUTHORITY SERIES H                               2.75     1/2/02       8,000,000
                                                                                                                     --------------

CALIFORNIA - 1.74%
    2,000,000   ABAG FINANCIAL AUTHORITY NONPROFIT CORPORATION CA COP SERIES C
                BANQUE NATIONALE PARIS LOC+                                                         2.50    10/1/27       2,000,000
    6,000,000   CALIFORNIA HIGHER EDUCATIONAL LOAN AUTHORITY STUDENT LOAN REVENUE
                SERIES A STATE STREET BANK &TRUST CA LOC                                            2.87     6/3/02       6,000,000
    1,600,000   CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY PCR SHELL MARTINEZ REFINING
                PROJECT SERIES A+                                                                   2.50    10/1/31       1,600,000
    5,000,000   DAVIS CA INDEPENDENT SCHOOL DISTRICT YOLO & SOLANO COUNTIES EDUCATION
                FACILITIES REVENUE TAX & REVENUE ANTICIPATION NOTES                                 3.00    9/11/02       5,024,477
   10,390,000   IBM TAX EXEMPT GRANTOR TRUST+                                                       2.53     9/1/07      10,390,000

                                                                                                                         25,014,477
                                                                                                                     --------------
COLORADO - 3.24%
    2,000,000   COLORADO HOUSING FINANCE AUTHORITY REVENUE MFH PROJECT SERIES B-3
                CLASS I FHLB INSURED+                                                               2.40    10/1/35       2,000,000
    2,850,000   DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES B WEST DEUTSCHE
                LANDESBANK LOC+                                                                     2.30    12/1/20       2,850,000
    1,000,000   EAGLE RANCH METROPOLITAN DISTRICT CO GO SOCIETE GENERALE LOC+                       2.30   10/15/18       1,000,000
    5,190,000   LARIMER COUNTY CO SD #1 POUDRE COP COLORADO ASSOCIATION SCHOOL BOARDS
                LEASE PROJECT NORWEST BANK COMPANY NA LOC                                           6.90    12/1/01       5,338,705

                                       31

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
COLORADO (Continued)
$   6,300,000   PITKIN COUNTY CO INDUSTRIAL DEVELOPMENT REVENUE ASPENT SKIING PROJECT
                SERIES A FIRST NATIONAL BANK CHICAGO LOC+                                           2.70%    4/1/16  $    6,300,000
   11,620,000   ROARING FORKS CO+                                                                   2.48     6/1/05      11,620,000
    4,515,000   ROARING FORKS CO+                                                                   2.53     9/1/05       4,515,000
   12,810,000   ROARING FORKS CO SFMR+                                                              2.48    12/1/05      12,810,000

                                                                                                                         46,433,705
                                                                                                                     --------------
DISTRICT OF COLUMBIA - 0.78%
    3,000,000   DISTRICT OF COLUMBIA GO BONDS SERIES A MBIA INSURED                                 5.63     6/1/02       3,061,530
    1,000,000   DISTRICT OF COLUMBIA GO BONDS SERIES B MBIA INSURED                                 4.65     6/1/02       1,012,184
    2,100,000   DISTRICT OF COLUMBIA PA 568+                                                        2.43     6/1/10       2,100,000
    5,000,000   DISTRICT OF COLUMBIA HOUSING FINANCE SINGLE FAMILY HOUSING SERIES C                 3.50    3/25/02       5,000,000

                                                                                                                         11,173,714
                                                                                                                     --------------
FLORIDA - 3.43%
    2,000,000   BREVARD COUNTY FL HFA HEALTH CARE REVENUE WUESTHOFF MEMORIAL
                PROJECT SERIES B MBIA INSURED                                                       7.20     4/1/02       2,080,914
    3,000,000   DADE COUNTY FL SALES TAX REVENUE                                                    6.00    10/1/02       3,113,024
    4,500,000   ESCAMBIA COUNTY FL HFFA HEALTH FACILITIES REVENUE SERIES 159+                       2.43     7/1/16       4,500,000
    1,030,000   ESCAMBIA COUNTY FL HOUSING FINANCE AUTHORITY SFMR MBIA FHA/VA INSURED+              2.43     4/1/10       1,030,000
    1,900,000   FLORIDA HFA MFHR SERIES AA REMARKETED 7/31/95 FNMA INSURED+                         2.25    6/15/25       1,900,000
    8,500,000   FLORIDA STATE BOARD OF EDUCATION CAPITAL OUTLAY EDUCATIONAL FACILITIES REVENUE
                SERIES 137+                                                                         2.16    12/1/08       8,500,000
    1,175,000   FLORIDA STATE FLOATER CERTIFICATES SERIES 117+                                      2.36     7/1/27       1,175,000
    2,770,000   HILLSBOROUGH COUNTY FL HOUSING FINANCE AUTHORITY SFHR GNMA/FNMA INSURED+            2.55    4/15/02       2,770,000
    5,635,000   MIAMI DADE COUNTY FL AVIATION+                                                      2.40   11/13/01       5,635,000
   13,100,000   ORLANDO FL SPECIAL ASSESSMENT REVENUE REPUBLIC DRIVE INTERCHANGE SERIES A+          2.20    10/1/21      13,100,000
    5,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                NORTHERN TRUST COMPANY LOC+                                                         2.35     5/1/31       5,500,000

                                                                                                                         49,303,938
                                                                                                                     --------------
GEORGIA - 1.86%
    6,500,000   ATLANTA GA AIRPORT REVENUE SERIES SG 138+                                           2.38     1/1/26       6,500,000
    1,500,000   BUFORD GA HOUSING AUTHORITY MFHR SERIES 1172+                                       2.55     9/1/25       1,500,000
    2,695,000   FULTON COUNTY GA INDUSTRIAL DEVELOPMENT REVENUE
                GUARANTEED BY AUTOMATIC DATA PROCESSING+                                            2.20     9/1/12       2,695,000
   10,095,000   GEORGIA STATE GO+                                                                   2.38     3/1/07      10,095,000
    5,865,000   LEE COUNTY GA DEVELOPMENT AUTHORITY REVENUE WOODGRAIN MILLWORK INCORPORATED
                PROJECT WEST ONE BANK IDAHO INSURED+                                                2.70    10/1/10       5,865,000

                                                                                                                         26,655,000
                                                                                                                     --------------
IDAHO - 1.28%
   10,000,000   BOISE CITY ID HOUSING AUTHORITY REVENUE US BANK NA LOC+                             4.70    10/1/01      10,000,000
    3,900,000   IDAHO HOUSING & FINANCE ASSOCIATION HOUSING REVENUE BALMORAL
                APARTMENTS PROJECT US BANK LOC+                                                     2.85     5/1/32       3,900,000
    3,000,000   NEZ PERCE COUNTY ID PCR BONDS POTLATCH CORPORATION PROJECT BANK
                ONE CHICAGO LOC+                                                                    2.25    12/1/07       3,000,000
    1,500,000   NEZ PERCE COUNTY IDAHO POLLUTION CONTROL REVENUE POTLATCH 84 BANK
                ONE CHICAGO LOC+                                                                    2.30    12/1/14       1,500,000

                                                                                                                         18,400,000
                                                                                                                     --------------

                                       32

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
ILLINOIS - 6.37%
$   5,080,000   COOK COUNTY IL AMBAC INSURED                                                        6.75%   11/1/01  $    5,195,766
   26,475,000   COOK COUNTY IL GO BONDS AMBAC INSURED                                               6.25    11/1/01      27,072,669
    1,140,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY DEVELOPMENT REVENUE REVCOR
                INCORPORATED PROJECT LASALLE NATIONAL BANK LOC+                                     2.33     6/1/08       1,140,000
    2,200,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY EDUCATIONAL FACILITIES REVENUE TRINITY
                INTERNATIONAL UNIVERSITY PROJECT SERIES A FIRSTAR BANK NA+                          2.35    10/1/30       2,200,000
    1,960,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY INDUSTRIAL DEVELOPMENT REVENUE BONDS
                JEWISH FEDERATION PROJECT AMBAC INSURED+                                            2.25     9/1/24       1,960,000
    4,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE SERIES A BANK ONE TRUST LOC+         2.30     5/1/31       4,000,000
   10,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY EDUCATION  REVENUE SERIES A3
                HARRIS TRUST & SAVINGS LOC+                                                         2.75   10/18/01      10,000,000
    6,185,000   ILLINOIS HEALTH CARE AUTHORITY REVENUE NORTHWEST COMMUNITY HOSPITAL
                FIRST NATIONAL BANK OF CHICAGO LOC+                                                 2.35     7/1/27       6,185,000
    2,000,000   ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE REVENUE ADVOCATE HEALTH CARE
                PROJECT SERIES B BANK ONE TRUST COMPANY LOC+                                        2.60    8/15/22       2,000,000
      700,000   ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE REVENUE ELMHURST MEMORIAL
                HOSPITAL PROJECT SERIES B NORTHERN TRUST COMPANY LOC+                               2.80     1/1/20         700,000
   12,500,000   ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE REVENUE NORTHWEST COMMUNITY
                HOSPITAL PROJECT BANK ONE ILLINOIS NA LOC+                                          2.35     7/1/25      12,500,000
    2,425,000   ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE REVENUE SERIES 166 AMBAC INSURED+  2.36    2/15/24       2,425,000
    5,500,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE ST LUKES MEDICAL CENTER
                PROJECT SERIES B MBIA INSURED+                                                      2.35   11/15/23       5,500,000
    1,000,000   ILLINOIS STATE SALES TAX REVENUE SERIES SG9+                                        2.38    6/15/19       1,000,000
    6,800,000   LOMBARD IL INDUSTRIAL DEVELOPMENT REVENUE BONDS 2500 HIGHLAND AVENUE
                MID-AMERICAN FEDERAL SAVINGS & LOAN LOC+                                            2.65    12/1/06       6,800,000
    1,500,000   NORTH AURORA IL INDUSTRIAL DEVELOPMENT REVENUE BONDS OBERWEIS DAIRY
                INCORPORATED PROJECT LASALLE NATIONAL BANK LOC+                                     2.33     2/1/10       1,500,000
    1,200,000   SCHAUMBERG IL MFHR WINDSONG APARTMENTS PROJECT LASALLE NATIONAL BANK LOC+           2.26     2/1/24       1,200,000

                                                                                                                         91,378,435
                                                                                                                     --------------
INDIANA - 6.38%
    4,185,000   IN TRANSPORTATION FINANCIAL AUTHORITY HIGHWAY REVENUE SERIES A                      6.80    12/1/01       4,298,935
    7,350,000   INDIANA HEALTH FACILITIES FINANCING AUTHORITY HEALTH CARE REVENUE
                ASCENSION HEALTH CREDIT SERIES B+                                                   2.55   11/15/39       7,350,000
    7,000,000   INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY HEALTH CARE REVENUE
                SERIES A MBIA INSURED+                                                              2.25    12/1/15       7,000,000
    3,710,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE+                             2.35    10/1/19       3,710,000
    8,616,000   INDIANA STATE HFA MFHR PEDCOR INVESTMENTS M-A+                                      2.50     1/1/29       8,616,000
   19,465,000   INDIANA TRANSPORTATION FINANCE AUTHORITY TOLL ROAD LEASE REVENUE
                SERIES 11-R-105 AMBAC INSURED+                                                      2.21     7/1/12      19,465,000
    5,000,000   INDIANAPOLIS IN AIRPORT AUTHORITY REVENUE SERIES  PA 632+                           2.61   11/15/31       5,000,000
    5,700,000   INDIANAPOLIS IN MFHR+                                                               2.58    11/1/32       5,700,000
    6,545,000   INDIANAPOLIS IN MFHR SERIES A COLLATERALIZED BY GNMA+                               2.40   12/20/33       6,545,000
    8,700,000   INDIANAPOLIS IN MFHR VARIABLE/FIXED HOUSING CROSSING PARTNERS
                PROJECT NATIONAL CITY BANK LOC+                                                     2.48     3/1/31       8,700,000
    5,800,000   RICHMOND IN HOSPITAL AUTHORITY HEALTH CARE REVENUE REID HOSPITAL & HEALTH CARE
                PROJECTS STAR BANK NA LOC                                                           4.35     1/2/02       5,816,567
    9,000,000   ST JOSEPH COUNTY IN INDEPENDENT HOSPITAL HEALTH CARE FACILITIES REVENUE HOLY CROSS
                HEALTH SYSTEMS MBIA INSURED                                                         7.00    12/1/01       9,241,161

                                                                                                                         91,442,663
                                                                                                                     --------------

                                       33

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
IOWA - 3.14%
$   3,000,000   BOYDEN IA INDUSTRIAL DEVELOPMENT REVENUE BONDS DETHMERS MANUFACTURING
                COMPANY PROJECT US BANK NA LOC+                                                     2.65%    5/1/16  $    3,000,000
    1,425,000   DAVENPORT IA COMMUNITY SCHOOL DISTRICT INFRASTRUCTURE & SERVICES MBIA INSURED       4.00     7/1/02       1,439,417
    7,000,000   IOWA FINANCE AUTHORITY HEALTH CARE REVENUE TRINITY REGIONAL HOSPITAL PROJECT
                NORWEST BANK IOWA NA LOC PREREFUNDED 7/1/02 @ 102                                   7.00     7/1/02       7,350,210
    2,960,000   IOWA FINANCE AUTHORITY MFHR DRAKE UNIVERSITY PROJECT FIRSTAR BANK LOC+              2.55     5/1/31       2,960,000
   10,135,000   IOWA FINANCE AUTHORITY SFMR SERIES N+                                               2.43     1/1/08      10,135,000
    2,500,000   IOWA HIGHER AUTHORITY REVENUE PRIVATE SCHOOL FACILITIES DRAKE UNIVERSITY PROJECT
                FIRSTAR BANK LOC+                                                                   2.85     7/1/31       2,500,000
    7,000,000   IOWA HIGHER EDUCATION LOAN AUTHORITY                                                3.75    5/23/02       7,030,457
    2,000,000   IOWA HIGHER EDUCATION LOAN AUTHORITY+                                               2.85    10/1/25       2,000,000
    1,380,000   IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE SERIES G          3.75    5/23/02       1,386,004
    1,500,000   IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE SERIES J
                WELLS FARGO BANK IOWA LOC                                                           3.05    5/23/02       1,506,526
    5,800,000   URBANDALE IA INDUSTRIAL DEVELOPMENT REVENUE INTERSTATE ACRES LP PROJECT PRINCIPAL
                MUTUAL LIFE INSURANCE INSURED+                                                      2.45    12/1/14       5,800,000

                                                                                                                         45,107,614
                                                                                                                     --------------
KANSAS - 1.31%
    4,895,000   EL DORADO KS RECREATIONAL FACILITIES REVENUE BANK OF AMERICA NA LOC+                2.30     5/1/06       4,895,000
    9,500,000   KANSAS STATE DEVELOPMENT FINANCE AUTHORITY MFHR BLUFFS OLATHE APARTMENTS
                PROJECT SERIES X CHASE BANK OF TEXAS NA LOC+                                        2.98   11/25/31       9,500,000
    4,325,000   SEDGWICK & SHAWNEE COUNTIES KS SFMR BONDS SERIES 1188+                              2.48    12/1/13       4,325,000

                                                                                                                         18,720,000
                                                                                                                     --------------
KENTUCKY - 0.35%
    5,000,000   KENTUCKY RURAL WATER FINANCE CORPORATION GO PUBLIC PROJECTS INSURED                 5.00     2/1/02       5,031,989
                                                                                                                     --------------

LOUISIANA - 2.93%
    3,955,000   JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY PT345+                                  2.48     6/1/20       3,955,000
    6,205,000   JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY PT340+                                  3.48     2/7/02       6,205,000
    4,950,000   JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY PT229+                                  3.48     2/7/02       4,950,000
    3,030,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ADVANCE FUNDING NOTES SERIES D AIG INSURED    3.25    8/29/02       3,042,066
      500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY GO BONDS ADVANCE FUNDING NOTES
                SERIES H STATE AID INTERCEPT PROGRAM                                                3.00    10/3/02         503,685
    2,500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY GO BONDS ADVANCE FUNDING NOTES SERIES G
                STATE AID INTERCEPT PROGRAM                                                         3.00    10/3/02       2,518,424
    2,995,000   LOUISIANA PUBLIC FACILITIES AUTHORITY GO BONDS ADVANCE FUNDING NOTES SERIES F
                STATE AID INTERCEPT PROGRAM                                                         3.00    10/3/02       3,017,072
    3,740,000   LOUISIANA STATE HEALTH EDUCATION AUTHORITY REVENUE CLASS A SERIES B
                CAISSE DES DEPOTS+                                                                  2.40    10/1/17       3,740,000
    3,770,000   LOUISIANA LOC GOVERNMENT ENVIRONMENT FACILITY CDA REVENUE UNO/AVONDALE
                MARITIME PROJECT AMBAC CREDIT SUPPORT                                               5.00    10/1/01       3,770,000
    2,800,000   ORLEANS PARISH LA LAW ENFORCEMENT DISTRICT FGIC INSURED                             5.00     3/1/02       2,818,363
    7,500,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT #3 INDUSTRIAL DEVELOPMENT REVENUE
                BONDS DOW CHEMICAL COMPANY PROJECT+                                                 2.80    12/1/23       7,500,000

                                                                                                                         42,019,610
                                                                                                                     --------------

                                       34

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE           VALUE
MAINE - 0.10%
$   1,500,000   REGIONAL WASTE SYSTEM INDUSTRIES ME SOLID WASTE RESOURCES RECOVERY REVENUE
                SERIES R REMARKETED 4/10/01+                                                        2.75%    7/1/12  $    1,500,000
                                                                                                                     --------------
MARYLAND - 0.98%
    4,100,000   BALTIMORE MD INDUSTRIAL DEVELOPMENT REVENUE BONDS DAI-ICHI KANGYO LIMITED+          2.25     8/1/16       4,100,000
    4,900,000   HOWARD COUNTY MD MFHR SHERWOOD CROSSING  LIMITED PROJECT GUARDIAN
                SAVINGS & LOAN LOC+                                                                 3.00     6/1/02       4,900,000
    4,995,000   MARYLAND STATE COMMUNITY DEVELOPMENT ADMINISTRATION DEPARTMENT HOUSING
                REVENUE SERIES 629-R MERRILL LYNCH CAPITAL+                                         2.85     7/1/39       4,995,000
                                                                                                                         13,995,000
                                                                                                                     --------------
MASSACHUSETTS - 0.72%
    3,270,000   CANTON MASSACHUSETTS HOUSING AUTHORITY MULTIFAMILY HOUSING MORTGAGE REVENUE
                CANTON ARBORETUM APARTMENTS+                                                        2.40    9/15/26       3,270,000
    5,000,000   MASSACHUSETTS STATE GO SERIES II R 101 FSA INSURED+                                 2.55    12/1/14       5,000,000
    2,000,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE FAIRVIEW
                EXTENDED SERIES B+                                                                  4.55    7/15/02       2,027,753
                                                                                                                         10,297,753
                                                                                                                     --------------
MICHIGAN - 1.57%
    7,800,000   MICHIGAN STATE HOUSING AUTHORITY REVENUE JAS NONPROFIT HOUSING CORPORATION
                BANK ONE MICHIGAN LOC+                                                              2.30     6/1/25       7,800,000
    4,950,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY MFHR BERRIEN WOODS III
                PROJECT SERIES A FHLB INSURED+                                                      2.50     7/1/32       4,950,000
    3,500,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION REVENUE VILLAGE AT BRIGHTON
                LLC PROJECT COLLATERALIZED BY FNMA+                                                 2.25    8/15/34       3,500,000
      345,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION REVENUE VILLAGE AT ANN ARBOR
                LLC PROJECT SERIES A US BANK TRUST NA LOC+                                          2.25    2/15/34         345,000
    3,545,000   WAYNE CHARTER COUNTY MI AIRPORT REVENUE+                                            2.45    12/1/28       3,545,000
    2,250,000   WAYNE COUNTY MI GO BONDS BUILDING AUTHORITY SERIES A                                8.00     3/1/02       2,345,981
                                                                                                                         22,485,981
                                                                                                                     --------------
MINNESOTA - 9.76%
    3,490,000   ALBERTA LEA MN INDEPENDENT SCHOOL DISTRICT #241 GO BONDS MBIA SD CREDIT PROGRAM     2.75     9/1/02       3,490,000
    2,000,000   ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES REVENUE SERIES A US BANK LOC+        2.85     9/1/29       2,000,000
    1,900,000   BLOOMINGTON MN INDUSTRIAL REVENUE BONDS WATKINS PATTERN INCORPORATED
                PROJECT US BANK NA LOC+                                                             2.65     7/1/21       1,900,000
      770,000   BRAHAM MN INDEPENDENT SCHOOL DISTRICT # 314 AID ANTICIPATION CERTIFICATES GO
                BONDS US BANK TRUST NA LOC                                                          2.85     9/1/02         770,683
      750,000   BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A US BANK TRUST NA LOC+                 2.25    7/15/30         750,000
      350,000   CANBY MN INDUSTRIAL DEVELOPMENT REVENUE VAR-KEYSTONE BUILDING SYSTEMS PROJECT+      2.95    12/1/20         350,000
      775,000   CIRCLE PINES MN INDEPENDENT SCHOOL DISTRICT #12 SERIES A SCHOOL DISTRICT
                CREDIT PROGRAM CREDIT SUPPORT+                                                      3.65     2/1/02         775,749
    1,200,000   CITY OF ROCHESTER MN                                                                2.20    10/1/01       1,200,000
    4,300,000   CLOQUET MN PCR POTLATCH CORPORATION PROJECT BANK ONE NA LOC+                        2.25    12/1/09       4,300,000
    3,250,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS LP PROJECT FHLB INSURED+                         2.20     5/1/27       3,250,000
    1,300,000   EAGAN MN MFHR ASPENWOODS OF EAGAN PROJECT FHA INSURED+                              2.25     1/1/26       1,300,000

                                       35

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
MINNESOTA (Continued)
$   1,000,000   EDEN PRAIRIE MN COMMERCIAL DEVELOPMENT REVENUE LAKEVIEW BUSINESS
                CENTER PROJECT FIRSTAR BANK LOC+                                                    2.35%    7/1/14  $    1,000,000
    1,650,000   EDEN PRAIRIE MN INDUSTRIAL DEVELOPMENT REVENUE SWB LLC PROJECT SERIES A+            2.65    11/1/20       1,650,000
    5,030,000   EDINA MN MFHR EDINA PARK PLAZA PROJECT US BANK TRUST NA LOC+                        2.20    12/1/29       5,030,000
      750,000   FULDA MN INDEPENDENT SCHOOL DISTRICT # 505 EDUCATION FACILITIES REVENUE
                SCHOOL DISTRICT CREDIT PROGRAM                                                      4.55    10/1/01         750,000
    1,100,000   GOLDEN VALLEY MN IDA HEALTH CARE REVENUE UNICARE HOMES PROJECT
                BANK OF NEW YORK LOC+                                                               2.35     9/1/14       1,100,000
    1,955,000   LAUDERDALE MN CHILDREN'S HOME SOCIETY PROJECT FIRSTAR BANK LOC+                     2.90    12/1/30       1,955,000
      950,000   MANKATO MN INDUSTRIAL DEVELOPMENT REVENUE KATOLIGHT CORPORATION
                PROJECT US BANK NA LOC+                                                             2.65    11/1/15         950,000
    1,300,000   MANKATO MN MANKATO AREA FAMILY YMCA PROJECT US BANK NA LOC+                         2.90     5/1/06       1,300,000
    6,385,000   MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC REMARKETED 10/3/00+           2.90     5/1/27       6,385,000
    1,405,000   MANKOTO MN GO BONDS SERIES E FIRST BANK LOC+                                        2.30     2/1/18       1,405,000
    7,100,000   MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                                   2.30    11/7/01       7,100,000
    7,100,000   MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                                   2.30    11/8/01       7,100,000
    7,100,000   MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                                   2.20   12/10/01       7,100,000
    7,100,000   MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                                   2.20   12/11/01       7,100,000
    4,250,000   MINNEAPOLIS & ST PAUL MN METROPOLITAN COMMUNITY AIRPORT REVENUE SERIES SG136+       2.38     1/1/25       4,250,000
      500,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A US BANK NA LOC+               2.85    10/1/21         500,000
      449,000   MINNEAPOLIS MN PA 711 PROJECT+                                                      2.38     3/1/10         449,000
    1,600,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A US BANK NA LOC+               2.85    10/1/21       1,600,000
    3,000,000   MINNEAPOLIS ST PAUL MN HOUSING FINANCE BOARD REVENUE SINGLE FAMILY FNMA
                MORTGAGE SERIES A-4 US BANCORP PIPER JAFFRAY LOC                                    3.25     1/1/02       3,000,000
    2,100,000   MINNESOTA PFA WATER PCR BONDS STATE STREET B&T COMPANY LOC+                         2.38     3/1/15       2,100,000
    1,595,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR+                                    2.38     3/1/14       1,595,000
    6,145,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR SERIES PA 868                       2.38     3/1/13       6,145,000
    5,120,000   MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING PROGRAM COP SERIES A     4.00    2/12/02       5,132,368
    9,300,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING PROGRAM CERTIFICATES
                AID ANTICIPATION CERTIFICATES INDEBTURE SERIES A COP SCHOOL DISTRICT CREDIT PROGRAM 3.25    8/27/02       9,349,025
    3,700,000   MINNESOTA STATE GO BONDS SERIES II R 96+                                            2.38     8/1/04       3,700,000
    3,300,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY EDUCATION REVENUE
                UNIVERSITY STATE THOMAS PROJECT SERIES C GO+                                        2.25     4/1/25       3,300,000
      500,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE OLAF COLLEGE PROJECT
                SERIES 5H HARRIS TRUST & SAVINGS BANK LOC+                                          2.75    10/1/30         500,000
    1,230,000   MINNESOTA STATE HOUSING FINANCE AGENCY PAINE WEBBER LOC                             4.45   11/29/01       1,230,000
    2,800,000   MINNESOTA STATE HOUSING FINANCE AGENCY SFHR SERIES K WELLS FARGO BANK MN LOC        4.50    12/4/01       2,800,000
    1,950,000   OSSEO MN INDEPENDENT SCHOOL DISTRICT # 279 SERIES A SCHOOL DISTRICT CREDIT PROGRAM
                CREDIT SUPPORT                                                                      4.00     2/1/02       1,955,776
    1,040,000   PLYMOUTH MN INDUSTRIAL DEVELOPMENT REVENUE DAILY PRINTING INCORPORATED
                PROJECT US BANK NA LOC+                                                             2.65    10/1/10       1,040,000
    2,865,000   PLYMOUTH MN MFHR LANCASTER VILLAGE APARTMENTS PROJECT FNMA INSURED+                 2.30    9/15/31       2,865,000
      950,000   ROBBINSDALE MN INDUSTRIAL DEVELOPMENT REVENUE UNICARE HOMES INCORPORATED
                PROJECT BANK OF AMERICA NA LOC+                                                     2.35    10/1/14         950,000
    3,750,000   ROCHESTER MN HEALTH CARE FACILITIES REVENUE GO SERIES 2+                            2.38    5/15/22       3,750,000
    1,000,000   SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT # 833 GO SERIES II R 34
                MBIA INSURED+                                                                       2.38     2/1/20       1,000,000
    3,000,000   ST LOUIS PARK MN CATHOLIC FINANCIAL CORPORATION EDUCATION FACILITIES REVENUE
                BENILDE PROJECT ALLIED IRISH BANK PLC LOC+                                          2.25    10/1/25       3,000,000

                                       36

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
MINNESOTA (Continued)
$   1,100,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HOUSING REVENUE GOODWILL/EASTER
                SEALS PROJECT FIRSTAR BANK LOC+                                                     2.40%    8/1/25  $    1,100,000
    3,600,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY MFHR KENDRICK APARTMENTS
                PROJECT US BANK TRUST NA LOC+                                                       2.50     1/1/27       3,600,000
    1,445,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY WATER REVENUE DEXIA CREDIT LOCAL
                FRANCE LOC REMARKETED 1/3/94+                                                       2.20    12/1/12       1,445,000
      200,000   ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE 2001
                SERIES O DEXIA CREDIT LOCAL LOC+                                                    2.85     3/1/12         200,000
    1,000,000   ST PAUL MN PORT AUTHORITY HOUSING REVENUE PUBLIC HOUSING AGENCY PROJECT
                SERIES 5 FIRSTAR BANK NA LOC+                                                       2.40     3/1/20       1,000,000
      815,000   ST PAUL MN PORT AUTHORITY INDUSTRIAL REVENUE TEXAS PROJECT
                SERIES A US BANK NA LOC+                                                            2.35     6/1/10         815,000
    1,055,000   STILLWATER MN PRIVATE SCHOOL FACILITIES EDUCATION FACILITIES REVENUE CATHOLIC FINANCE
                CORPORATION PROJECT FIRSTAR BANK LOC+                                               2.40    12/1/22       1,055,000
      450,000   UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE INTERMEDIATE TERM
                FINANCING SERIES A+                                                                 2.30     7/1/08         450,000
      115,000   WADENA MN INDUSTRIAL DEVELOPMENT REVENUE HOMECREST INDUSTRIES INCORPORATED
                PROJECT US BANK NA LOC+                                                             2.55     8/1/19         115,000

                                                                                                                        140,002,601
                                                                                                                     --------------
MISSOURI - 0.57%
    1,225,000   MISSOURI STATE DEVELOPMENT FINANCIAL BOARD RECREATIONAL FACILITIES REVENUE YMCA
                GREATER ST LOUIS PROJECT SERIES B BANK OF AMERICA NA INSURED+                       2.30     9/1/02       1,225,000
    6,000,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY HEALTH FACILITIES REVENUE
                BETHESDA HEALTH GROUP SERIES A FIRSTAR BANK NA LOC+                                 2.85     8/1/31       6,000,000
    1,000,000   ST LOUIS COUNTY MO GO BONDS SERIES A                                                4.75     2/1/02       1,006,828

                                                                                                                          8,231,828
                                                                                                                     --------------
MONTANA - 0.73%
    1,000,000   MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE CONSTRUCTION INTERCAP
                PROGRAM REVENUE+                                                                    3.50     3/1/09       1,000,000
    1,000,000   MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE CONSTRUCTION INTERCAP
                PROGRAM REVENUE+                                                                    3.50     3/1/18       1,000,000
    3,500,000   MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE CONSTRUCTION INTERCAP
                PROGRAM REVENUE+                                                                    3.50     3/1/25       3,500,000
    5,000,000   MONTANA STATE BOARD OF INVESTMENTS RESOURCE RECOVERY REVENUE                        3.25     3/1/02       5,000,000

                                                                                                                         10,500,000
                                                                                                                     --------------
NEBRASKA - 0.35%
    5,000,000   OMAHA NB PUBLIC POWER DISTRICT ELECTRIC REVENUE SERIES 122
                MORGAN STANLEY DEAN WITTER+                                                         2.38     2/1/14       5,000,000
                                                                                                                     --------------
NEVADA - 0.14%
    2,000,000   CLARK COUNTY NV GO BONDS PUBLIC IMPROVEMENTS SERIES B AMBAC INSURED                 6.00     6/1/02       2,056,389
                                                                                                                     --------------
NEW HAMPSHIRE - 0.44%
    2,000,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE
                ANTICIPATION NOTES SERIES B                                                         4.00     5/2/02       2,007,338
    4,345,000   NEW HAMPSHIRE HIGHER EDUCATION & HEALTH FACILITIES AUTHORITY REVENUE BONDS
                MUNICIPAL TRUST RECEIPTS SERIES SG-19+                                              2.43     6/1/23       4,345,000

                                                                                                                          6,352,338
                                                                                                                     --------------

                                       37

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
NEW JERSEY - 0.08%
$   1,140,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY REVENUE HOME BUYER
                SERIES U MBIA INSURED                                                               4.60%   10/1/01  $    1,140,000
                                                                                                                     --------------
NEW MEXICO - 0.59%
    2,350,000   BLOOMFIELD NM GO BONDS SERIES A LA SALLE NATIONAL BANK LOC+                         2.40   11/15/10       2,350,000
      980,000   ESPANOLA NM HEALTH CARE REVENUE SERIES A LA SALLE NATIONAL BANK LOC+                2.40   11/15/10         980,000
    3,495,000   FARMINGTON NM PCR+                                                                  2.55    11/1/13       3,495,000
    1,585,000   SILVER CITY NM GO SERIES A LA SALLE NATIONAL BANK LOC+                              2.40   11/15/10       1,585,000
                                                                                                                          8,410,000
                                                                                                                     --------------
NEW YORK - 0.30%
    4,345,000   IBM TAX EXEMPT GRANTOR TRUST OTHER REVENUE IBM PROJECT SERIES 1999-C+               2.53    3/14/06       4,345,000
                                                                                                                     --------------
NORTH CAROLINA - 0.44%
    6,300,000   NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY EDUCATION REVENUE GASTON DAY
                SCHOOL PROJECT BANK OF AMERICA LOC+                                                 2.30     7/1/20       6,300,000
                                                                                                                     --------------
NORTH DAKOTA - 0.56%
    3,800,000   DEVILS LAKE ND INDUSTRIAL DEVELOPMENT REVENUE NOODLES BY LEONARDO US BANK
                NA LOC+                                                                             2.85     8/1/17       3,800,000
    1,230,000   HEBRON ND INDUSTRIAL REVENUE BONDS DACCO INCORPORATED PROJECT US BANK NA LOC+       2.55     3/1/15       1,230,000
    3,000,000   NORTH DAKOTA STATE HFA HOUSING FINANCE PROJECT SERIES B                             3.35     3/1/02       3,000,000
                                                                                                                          8,030,000
                                                                                                                     --------------
OHIO - 2.46%
    1,500,000   CLERMONT COUNTY OH HOSPITAL FACILITIES REVENUE MERCY HEALTH SYSTEMS SERIES B+       2.70     9/1/21       1,500,000
    1,915,000   CLEVELAND OH WATERWORKS REVENUE AMBAC INSURED PREREFUNDED ON 1/1/02 @ 102           6.25     1/1/02       1,939,399
    1,300,000   CUYAHOGA COUNTY OH HOSPITAL REVENUE SERIES D+                                       2.25    1/15/29       1,300,000
    5,000,000   FRANKLIN COUNTY OH HOSPITAL REVENUE HEALTH CARE FACILITIES REVENUE BONDS
                SERIES II-R-55+                                                                     2.48     6/1/17       5,000,000
    3,000,000   GROVE CITY OH MFHR REGENCY ARMS APARTMENTS PROJECT+                                 2.50    6/15/30       3,000,000
    9,600,000   HAMILTON COUNTY OH HOSPITAL FACILITIES REVENUE+                                     2.55    7/15/29       9,600,000
    5,000,000   HAMILTON COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE COMMUNITY URBAN
                REDEVELOPMENT PROJECT NATIONAL WESTMINSTER LOC+                                     2.15   10/15/12       5,000,000
    3,130,000   OHIO HOUSING FINANCE AGENCY MORTGAGE REVENUE RESIDENTIAL BACKED SECURITIES SERIES E
                TRINITY FUNDING                                                                     2.75    8/15/02       3,130,000
    2,810,000   WARREN COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE CINCINNATI ELECTRIC CORPORATION
                PROJECT ROYAL BANK OF CANADA LOC+                                                   2.50     9/1/15       2,810,000
    2,000,000   WARREN COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE PACIFIC MANUFACTURING PROJECT
                US BANK NA LOC+                                                                     2.95    12/1/25       2,000,000

                                                                                                                         35,279,399
                                                                                                                     --------------

OKLAHOMA - 1.38%
    1,000,000   OKLAHOMA CITY WATER UTILITIES TRUST WATER & SEWER REVENUE SERIES B MBIA INSURED     6.10     7/1/02       1,029,776
    4,000,000   OKLAHOMA STATE IDA REVENUE TEALRIDGE MANOR CORPORATION PROJECT
                BANK OF AMERICA NA LOC+                                                             2.35    11/1/18       4,000,000
    5,000,000   OKLAHOMA STATE WATER RESERVE BOARD STATE LOAN PROGRAM REVENUE UNION
                BANK OF SWITZERLAND LOC+                                                            2.40     3/1/02       5,000,000

                                       38

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
OKLAHOMA (Continued)
$   3,565,000   TULSA COUNTY OK HOME FINANCE AUTHORITY SFMR GNMA MORTGAGE BACKED
                SECURITIES CLASS A SERIES E+                                                        2.45%    8/1/30  $    3,565,000
    1,560,000   TULSA OK TULSA IDA INDUSTRIAL REVENUE BONDS YMCA OF GREATER TULSA PROJECT
                BANK OF AMERICA NA LOC+                                                             2.30     5/1/19       1,560,000
    4,600,000   TULSA PORT CATOOSA OK IDA REVENUE ASPHALT PRODUCTIONS BANK OF AMERICA LOC+          2.45    10/1/09       4,600,000

                                                                                                                         19,754,776
                                                                                                                     --------------
OREGON - 0.91%
    4,075,000   OREGON STATE DEPARTMENT ADMINISTRATIVE SERVICES COP SERIES B AMBAC INSURED          5.00    11/1/01       4,082,218
    2,675,000   OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
                QUATAMA CROSSING HOUSING PROJECT US BANK NA LOC+                                    2.30     1/1/31       2,675,000
    2,000,000   TRI-COUNTY METROPOLITAN TRANSPORTATION DISTRICT OR GO BONDS LIGHT RAIL
                EXTENSION SERIES A                                                                  5.60     7/1/02       2,062,093
    4,300,000   TRI-COUNTY METROPOLITAN TRANSPORTATION DISTRICT OR TRANSPORTATION REVENUE SERIES 142
                MORGAN STANLEY DEAN WITTER LOC+                                                     2.36     8/1/19       4,300,000

                                                                                                                         13,119,311
                                                                                                                     --------------
OTHER - 7.39%
   14,260,998   ABN AMRO LEASETOPS 2000-1 LEASETOPS CERTIFICATES ABN AMRO BANK NV LOC+              3.40    10/3/01      14,260,998
    9,469,786   ABN AMRO LEASETOPS OT 2000-2 LEASETOPS CERTIFICATES AZ V/R ABN AMRO BANK LOC+       2.60     4/1/05       9,469,786
   11,920,000   ABN AMRO MUNITOPS GO SERIES 2001-23 MBIA INSURED+                                   2.80    12/5/01      11,920,000
   10,000,000   ABN AMRO MUNITOPS OT COP FGIC INSURED+                                              2.31    12/6/06      10,000,000
    6,200,000   CHARTER MAC FLOATER CERTIFICATE TRUST NATIONAL SERIES 2+                            2.58     5/1/43       6,200,000
    1,810,000   EAGLE TAX EXEMPT+                                                                   2.38   11/15/17       1,810,000
    4,270,000   EAGLE TAX EXEMPT+                                                                   2.38     1/1/30       4,270,000
   11,115,000   KOCH FIXED RATE DAILY FLOATER PL-6A+                                                2.58    10/6/03      11,115,000
   13,860,000   MBIA CAPITAL CORPORATION+                                                           2.48    1/14/16      13,860,000
    1,000,000   PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 1999-2 AMBAC INSURED+        2.50    10/2/02       1,000,000
   20,944,673   PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 1999-2 AMBAC INSURED+        2.50    3/16/05      20,944,673
    1,115,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES PPT-4 AMBAC INSURED+            2.95   10/11/30       1,115,000

                                                                                                                        105,965,457
                                                                                                                     --------------
PENNSYLVANIA - 2.15%
    1,100,000   BUTLER COUNTY PA IDA PCR BONDS PENNZOIL COMPANY PROJECT MELLON BANK LOC+            2.85    12/1/12       1,100,000
    3,500,000   CHESTER COUNTY PA HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE SIMPSON MEADOW
                PROJECT ALLIED IRISH BANK PLC LOC+                                                  2.35    10/1/30       3,500,000
   11,200,000   ELK COUNTY PA IDA SOLID WASTE DISPOSAL REVENUE WILLAMETTE INDUSTRIES INCORPORATED
                PROJECT DEUTSCHE BANK AG LOC+                                                       2.35     8/1/10      11,200,000
    5,000,000   PENNSYLVANIA STATE GO BONDS SERIES A MBIA INSURED                                   6.38    11/1/01       5,105,265
    2,000,000   PENNSYLVANIA STATE IDA REVENUE ECONOMIC DEVELOPMENT AMBAC INSURED                   5.20     1/1/02       2,003,868
    5,915,000   PHILADELPHIA PA AIRPORT REVENUE SERIES 118 FGIC INSURED+                            2.38    6/15/22       5,915,000
    2,000,000   SENECA VALLEY PA SCHOOL DISTRICT GO BONDS SERIES A FGIC INSURED                     5.75     7/1/02       2,044,696

                                                                                                                         30,868,829
                                                                                                                     --------------
SOUTH CAROLINA - 1.43%
    2,900,000   FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER TREATMENT ROCHE CAROLINA
                INCORPORATED PROJECT DEUTSCHE BANK LOC+                                             2.75     4/1/28       2,900,000
    4,700,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR NONPROFIT INSTITUTIONS
                EDUCATION
                FACILITIES REVENUE VOORHEES COLLEGE PROJECT BANK OF AMERICA NA LOC+                 2.35     2/1/22       4,700,000

                                       39

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
SOUTH CAROLINA (Continued)
$   3,100,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC DEVELOPMENT
                REVENUE LATI INDUSTRIES INCORPORATED PROJECT BANK OF AMERICA NA LOC+                2.45%    8/1/14  $    3,100,000
    8,055,000   SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY REVENUE SERIES SG-2 MBIA INSURED+     2.38     7/1/21       8,055,000
    1,750,000   SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY UTILITIES REVENUE FGIC INSURED+       2.38     1/1/23       1,750,000

                                                                                                                         20,505,000
                                                                                                                     --------------
TENNESSEE - 4.87%
    7,650,000   BRISTOL TN HEALTH & EDUCATIONAL FACILITIES BOARD EDUCATIONAL FACILITIES REVENUE KING
                COLLEGE PROJECT BANK OF AMERICA LOC+                                                2.30     5/1/21       7,650,000
    4,220,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY FACILITIES REVENUE MURFREESBORO PROJECT
                BANK OF  AMERICA NA LOC+                                                            2.30     7/1/11       4,220,000
    6,245,000   MEMPHIS-SHELBY COUNTY TN AIRPORT AUTHORITY REVENUE FSA INSURED+                     2.70    2/15/02       6,245,000
    3,320,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON                                        6.15    5/15/02       3,454,959
   32,400,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN INDUSTRIAL DEVELOPMENT
                BOARD REVENUE YMCA PROJECTS+                                                        2.30    12/1/18      32,400,000
    4,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN SERIES A & B+                5.00   10/15/02       4,112,262
    4,920,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING GO+                 2.30     3/1/25       4,920,000
    4,900,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY REVENUE POOLED FINANCING
                TENNESSEE COUNTY LOAN POOL+                                                         2.30     9/1/29       4,900,000
    1,900,000   SHELBY TN                                                                           2.05    3/14/02       1,900,000

                                                                                                                         69,802,221
                                                                                                                     --------------
TEXAS - 9.39%
   12,300,000   BRAZOS RIVER AUTHORITY TX PCR REVENUE TEXAS UTILITIES ELECTRIC COMPANY PROJECT
                SERIES D MBIA INSURED+                                                              2.30     7/1/22      12,300,000
    4,000,000   CALHOUN COUNTY TX SOLID WASTE DISPOSAL REVENUE FORMOSA
                PLASTICS CORPORATION PROJECT+                                                       2.40     5/1/25       4,000,000
   14,900,000   COASTAL BEND TX HEALTH FACILITIES DEVELOPMENT CORPORATION INCARNATE HEALTH SYSTEM
                PROJECT SERIES D CHASE BANK OF TEXAS NA LOC+                                        2.32    8/15/28      14,900,000
    8,587,500   HARRIS COUNTY TX HOUSING FINANCE REVENUE FLOATER CTFS PROJECT SERIES 357
                MBIA INSURED+                                                                       2.38     7/1/21       8,587,500
   12,600,000   HOUSTON TX HIGHER EDUCATION FINANCE EDUCATION FACILITIES REVENUE SERIES SG139+      2.38   11/15/29      12,600,000
    1,000,000   KATY TX GO ISD SERIES B PSF-GTD                                                     4.75    2/15/02       1,005,116
    1,000,000   SAN ANTONIO TX WATER REVENUE FGIC INSURED                                           6.40    5/15/02       1,034,171
    2,650,000   TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS SFMR SERIES
                PT 136 MBIA INSURED+                                                                2.43     3/1/17       2,650,000
    2,300,000   TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS MFHR+                         2.58    12/1/39       2,300,000
   22,350,000   TEXAS STATE GO TRAN SERIES A L32                                                    3.75    8/29/02      22,601,344
   15,620,000   TEXAS TECHNICAL UNIVERSITY                                                          2.40   10/11/01      15,620,000
    3,000,000   TOWN CENTER IMPORT DISTRICT TX SALES & HOTEL OCCUPANCY TAX REVENUE SERIES
                PA 884 FGIC INSURED+                                                                2.80    7/25/02       3,000,000
   15,195,000   TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH REVENUE
                SERIES 4 AMBAC INSURED+                                                             2.37   11/15/24      15,195,000
    8,860,000   TRAVIS COUNTY TX HOUSING FINANCE CORPORATION MFHR PT 1292+                          2.58     1/1/41       8,860,000
   10,000,000   TRAVIS COUNTY TX HOUSING FINANCE CORPORATION SFMR SERIES 1287 GNMA COLLATERAL+      2.45     9/1/18      10,000,000

                                                                                                                        134,653,131
                                                                                                                     --------------
UTAH - 0.14%
    2,000,000   UTAH STATE GO BONDS SERIES F                                                        5.00     7/1/02       2,034,758
                                                                                                                     --------------

                                       40

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
VIRGINIA - 0.62%
$   1,300,000   DINWIDDIE COUNTY VA IDA EXEMPT FACILITIES REVENUE CHAPARRAL STEEL VA PROJECT
                SERIES A BANK OF AMERICA NA LOC+                                                    2.85%    8/1/29  $    1,300,000
    6,590,000   PENINSULA PORTS AUTHORITY VA HEALTH CARE REVENUE RIVERSIDE HEALTH SYSTEM PROJECT
                SERIES A PREREFUNDED 7/1/02 @102                                                    6.25     7/1/02       6,749,411
      800,000   VIRGINIA STATE PUBLIC BUILDING AUTHORITY INDUSTRIAL REVENUE SERIES 131 MBIA INSURED+2.36     8/1/19         800,000

                                                                                                                          8,849,411
                                                                                                                     --------------
WASHINGTON - 9.28%
    5,000,000   ISSAQUAH WA COMMUNITY PROPERTIES WATER REVENUE SERIES A
                BANK OF AMERICA NA LOC+                                                             2.30    2/15/21       5,000,000
   10,000,000   KING COUNTY WA WATER & SEWER REVENUE                                                2.35    10/9/01      10,000,000
    8,000,000   LAKE TAPPS PARKWAY WA SPECIAL REVENUE SERIES A+                                     2.35    12/1/19       8,000,000
    2,500,000   LAKE TAPPS PARKWAY WA WATER & SEWER REVENUE SERIES B US BANK NA LOC+                2.35    12/1/19       2,500,000
   12,200,000   PORT ANACORTES WA                                                                   2.45    10/3/01      12,200,000
    1,950,000   RICHLAND WA GOLF ENTERPRISE REVENUE BANK OF AMERICA LOC+                            2.30    12/1/21       1,950,000
    2,740,000   SEATTLE WA HOUSING AUTHORITY LOW INCOME HOUSING ASSISTANCE HEALTH CARE REVENUE
                BAYVIEW MANOR PROJECT SERIES B+                                                     2.30     5/1/19       2,740,000
    2,390,000   SEATTLE WA HOUSING AUTHORITY REVENUE PIONEER HUMAN SERVICES PROJECT
                US BANK NA LOC+                                                                     2.30    12/1/15       2,390,000
    6,740,000   SEATTLE WA PT 1167                                                                  3.40    11/5/01       6,740,000
    1,730,000   SNOHOMISH COUNTY WA SCHOOL DISTRICT GO BONDS MBIA INSURED                           7.00    12/1/01       1,741,034
    6,200,000   WASHINGTON PUBLIC POWER SUPPLY SYSTEM POWER REVENUE NUCLEAR PROJECT # 1
                MUNICIPAL SECURITIES TRUST RECEIPTS SERIES CMC2+                                    2.40     7/1/07       6,200,000
    1,000,000   WASHINGTON PUBLIC POWER SUPPLY SYSTEM POWER REVENUE NUCLEAR PROJECT # 3
                SERIES 13 MBIA INSURED+                                                             2.38     7/1/15       1,000,000
    1,235,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY EDA BONDS PIONEER
                HUMAN SERVICES PROJECT SERIES H US BANK OF WASHINGTON LOC+                          2.85     9/1/18       1,235,000
    1,465,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY REVENUE
                LYN TRON PROJECT SERIES A+                                                          2.50    10/1/22       1,465,000
    5,600,000   WASHINGTON STATE EDA REVENUE PACIFIC COAST SCHREDDING SERIES D+                     2.50     8/1/14       5,600,000
    5,100,000   WASHINGTON STATE EDFA REVENUE INDUSTRIAL DEVELOPMENT REVENUE CANAM STEEL
                PROJECT SERIES D+                                                                   2.45    9/30/30       5,100,000
   10,525,000   WASHINGTON STATE GO BONDS SERIES 1177+                                              2.45     7/1/16      10,525,000
    5,560,000   WASHINGTON STATE HOUSING FINANCE COMMISSION MFHR CANYON LAKES II PROJECT
                PACIFIC NORTHWEST BANK LOC+                                                         2.30    10/1/19       5,560,000
   10,260,000   WASHINGTON STATE HOUSING FINANCE COMMISSION MFHR SERIES 1219+                       2.58   12/22/29      10,260,000
    2,315,000   WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT HOUSING
                REVENUE US BANK NA LOC+                                                             2.30     7/1/11       2,315,000
    5,000,000   WASHINGTON STATE HOUSING FINANCE COMMISSION SFMR SERIES 4A                          4.40   10/15/01       5,000,000
    1,125,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR ASSISTED LIVING CONCEPTS
                PROJECT US BANK NA LOC+                                                             2.50     1/1/17       1,125,000
    1,000,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR CEDAR LANDING APARTMENT
                PROJECT SERIES A US BANK NA LOC+                                                    2.50    12/1/28       1,000,000
    2,365,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR LTC PROPERTIES INCORPORATED
                PROJECT US BANK NA LOC+                                                             2.50    12/1/15       2,365,000
    9,600,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM POWER REVENUE NUCLEAR PROJECT # 2
                AMBAC INSURED+                                                                      2.40     7/1/07       9,600,000
    7,000,000   WASHINGTON STATE SERIES SG-37+                                                      2.38     7/1/17       7,000,000
    1,140,000   YAKIMA COUNTY WA PUBLIC CORRECTIONS REVENUE LONGVIEW FIBRE COMPANY PROJECT
                ABN AMRO BANK NV LOC+                                                               2.70     1/1/18       1,140,000

                                       41

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
WASHINGTON (Continued)
$   3,300,000   YAKIMA COUNTY WA PUBLIC CORRECTIONS REVENUE VALLEY PROCESSING PROJECT
                BANK OF AMERICA LOC+                                                                2.40%    2/1/15  $    3,300,000

                                                                                                                        133,051,034
                                                                                                                     --------------
WISCONSIN - 5.49%
    1,750,000   EAU CLAIRE WI INDUSTRIAL DEVELOPMENT REVENUE INTEK PLASTICS PROJECTS US BANK
                TRUST NA LOC+                                                                       2.70     5/1/25       1,750,000
   11,900,000   KENOSHA WI UNION SCHOOL DISTRICT #001 TAX & ANTICIPATION PROMISSORY NOTES           2.70    10/4/02      11,957,953
    1,860,000   MILWAUKEE WI INDUSTRIAL DEVELOPMENT REVENUE BONDS LONGVIEW FIBRE COMPANY
                PROJECT AMB AMRO BANK NV LOC+                                                       2.45     1/1/03       1,860,000
   11,180,000   ONEIDA TRIBE OF INDIANS WI HEALTH CARE REVENUE BANK OF AMERICA NA LOC+              2.30     7/1/16      11,180,000
    4,750,000   SAUK COUNTY WI BOND ANTICIPATION NOTES                                              2.85     3/1/02       4,756,848
    6,000,000   ST FRANCIS WI HOUSING AUTHORITY REVENUE HOWARD VLJ PROJECT US BANK NA LOC+          2.40     7/1/30       6,000,000
    6,345,000   WISCONSIN SCHOOL DISTRICTS CASH FLOW MANAGEMENT PROGRAM SERIES B1                   4.63    11/1/01       6,345,000
   11,000,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE NOVUS HEALTH
                GROUP SERIES B MBIA INSURED                                                         6.75   12/17/01      11,309,096
    9,100,000   WISCONSIN STATE HEALTH AND EDUCATION FINANCE AUTHORITY HEALTH CARE REVENUE
                RIVERVIEW HOSPITAL ASSOCIATION PROJECT FIRSTAR BANK NA LOC+                         2.85    10/1/30       9,100,000
    7,500,000   WISCONSIN STATE SCHOOL DISTRICTS CASH FLOW MANAGEMENT PROGRAM COP SERIES A2         3.25    9/25/02       7,551,779
    4,000,000   WISCONSIN STATE SCHOOL DISTRICTS CASH FLOW MANAGEMENT PROGRAM COP SERIES A-1
                US BANK NA LOC                                                                      3.25    9/25/02       4,026,074
    2,885,000   WISCONSIN STATE TRANSPORTATION REVENUE SERIES A MBIA INSURED                        6.25     7/1/02       2,961,590
                                                                                                                         78,798,340
                                                                                                                     --------------
WYOMING - 1.19%
   17,000,000   WYOMING COMMUNITY DEVELOPMENT AUTHORITY+                                            2.58     2/1/04      17,000,000
                                                                                                                     --------------
TOTAL MUNICIPAL SECURITIES (COST $1,439,123,367)                                                                      1,439,123,367
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,439,123,367)*                            100.34%                                                            $1,439,123,367
OTHER ASSETS AND LIABILITIES, NET                  (0.34)                                                                (4,814,318)
                                                                                                                     --------------
                                                  -------
TOTAL NET ASSETS                                  100.00%                                                            $1,434,309,049
                                                  -------                                                            --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
+  VARIABLE RATE SECURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
US GOVERNMENT SECURITIES - 75.65%
US TREASURY BILLS - 75.65%
$      98,500   US TREASURY BILLS                                                                   3.44%#  10/4/01  $       98,472
      655,000   US TREASURY BILLS                                                                   3.38#  10/11/01         654,384
      250,000   US TREASURY BILLS                                                                   3.35#  11/29/01         248,628
      200,000   US TREASURY BILLS                                                                   2.30#  12/27/01         198,889

TOTAL US GOVERNMENT SECURITIES (COST $1,200,373)                                                                          1,200,373
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,200,373)*                                 75.65%                                                            $    1,200,373
OTHER ASSETS AND LIABILITIES, NET                  24.35                                                                    386,281
                                                  -------                                                            --------------
TOTAL NET ASSETS                                  100.00%                                                            $    1,586,654
                                                  -------                                                            --------------

# YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
U.S. TREASURY SECURITIES - 80.96%

U.S. TREASURY BILLS - 80.96%
$225,000,000    U.S. TREASURY BILLS                                                                 3.54%# 10/04/01  $  224,933,365
 100,000,000    U.S. TREASURY BILLS                                                                 1.95#  10/18/01      99,907,917
 275,000,000    U.S. TREASURY BILLS                                                                 2.53#  10/25/01     274,442,167
 200,000,000    U.S. TREASURY BILLS                                                                 3.48#  11/01/01     199,402,820
  50,000,000    U.S. TREASURY BILLS                                                                 3.35#  11/08/01      49,823,195
 150,000,000    U.S. TREASURY BILLS                                                                 3.36#  11/15/01     149,371,563
 300,000,000    U.S. TREASURY BILLS                                                                 3.31#  11/23/01     298,528,699
 224,750,000    U.S. TREASURY BILLS                                                                 3.35#  11/29/01     223,516,061
 225,000,000    U.S. TREASURY BILLS                                                                 2.56#  12/20/01     223,720,001
 299,800,000    U.S. TREASURY BILLS                                                                 3.35#  12/27/01     297,876,237
 150,000,000    U.S. TREASURY BILLS                                                                 3.44#  01/10/02     148,581,793
  75,000,000    U.S. TREASURY BILLS                                                                 3.27#  02/28/02      73,976,561

TOTAL U.S. TREASURY SECURITIES (COST $2,264,080,379)                                                                  2,264,080,379
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,264,080,379)*                             80.96%                                                            $2,264,080,379
OTHER ASSETS AND LIABILITIES, NET                  19.04                                                                532,509,609
                                                  ------                                                             --------------
TOTAL NET ASSETS                                  100.00%                                                            $2,796,589,988
                                                  -------                                                            --------------

# YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
COMMERCIAL PAPER - 28.89%
$     496,000   AMSTEL FUNDING CORPORATION**                                                        3.50%# 11/15/01  $      493,849
     500,000    APRECO INCORPORATED                                                                 3.52#  10/12/01         499,462
   1,000,000    AQUINAS FUNDING LLC                                                                 2.60#  10/12/01         999,206
   3,000,000    AQUINAS FUNDING LLC**                                                               3.01#  10/19/01       2,995,500
   2,500,000    ASSET SECURITIZATION COOPERATIVE CORPORATION**                                      2.65#  10/16/01       2,497,240
   1,000,000    ATLANTIS ONE FUNDING**                                                              3.44#  11/27/01         994,601
   3,000,000    COMPASS SECURITIZATION LLC                                                          2.65#   10/9/01       2,998,233
     600,000    COMPASS SECURITIZATION LLC                                                          3.49#  10/22/01         598,786
     500,000    DEXIA DELAWARE LLC                                                                  3.52#   11/7/01         498,207
     990,000    EUREKA SECURITIZATION INCORPORATED**                                                3.47#   11/8/01         986,395
   1,196,000    FAIRWAY FINANCE CORPORATION                                                         3.56#   10/1/01       1,196,000
   2,440,000    FAIRWAY FINANCE CORPORATION**                                                       2.52#  12/17/01       2,426,953
   4,070,000    FALCON ASSET SECURITIZATION CORPORATION**                                           2.61#   11/7/01       4,059,124
     500,000    GRAND FUNDING CORPORATION                                                           3.55#   10/4/01         499,853
   2,500,000    GRAND FUNDING CORPORATION**                                                         2.58#  10/23/01       2,496,074
   3,000,000    GREENWICH FUNDING CORPORATION                                                       3.11#  10/11/01       2,997,417
     500,000    HALIFAX PLC                                                                         3.52#  12/28/01         495,759
   1,000,000    KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED**                                      3.39#   11/8/01         996,443
   3,000,000    NEPTUNE FUNDING CORPORATION                                                         3.06#  10/31/01       2,992,375
   1,000,000    PARADIGM FUNDING LLC                                                                3.53#   10/9/01         999,218
     899,000    PERRY GLOBAL FUNDING LIMITED**                                                      3.42#    2/7/02         887,983
     409,000    PERRY III FUNDING CORPORATION                                                       3.56#  10/18/01         408,316
     500,000    SHEFFIELD RECEIVABLES CORPORATION                                                   3.53#  10/11/01         499,513
     800,000    SURREY FUNDING CORPORATION                                                          3.56#   10/5/01         799,684
   3,000,000    TRANSAMERICA ASSET FUNDING**                                                        3.01#  10/31/01       2,992,500
     500,000    TRIPLE A ONE FUNDING                                                                3.56#   10/2/01         499,951
     720,000    TULIP FUNDING CORPORATION**                                                         3.44#  11/29/01         715,976
     500,000    WCP FUNDING INCORPORATED                                                            3.54#   10/2/01         499,951

TOTAL COMMERCIAL PAPER (COST $40,024,569)                                                                                40,024,569
                                                                                                                     --------------
FLOATING RATE NOTES - CORPORATE - 0.72%
    1,000,000   GENERAL ELECTRIC CAPITAL CORPORATION**                                              3.01    9/19/02       1,000,000
                                                                                                                     --------------
TOTAL FLOATING RATE NOTES - CORPORATE (COST $1,000,000)                                                                   1,000,000
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 57.74%
    5,000,000   BANC AMERICA SECURITIES LLC                                                         3.50    10/1/01       5,000,000
   32,000,000   BEAR STEARNS & COMPANY INCORPORATED                                                 3.40    10/1/01      32,000,000
   32,000,000   CREDIT SUISSE FIRST BOSTON                                                          3.40    10/1/01      32,000,000
    5,000,000   GOLDMAN SACHS GROUP INCORPORATED                                                    3.50    10/1/01       5,000,000
    6,000,000   MERRILL LYNCH & COMPANY                                                             3.25    10/1/01       6,000,000

TOTAL REPURCHASE AGREEMENTS (COST $80,000,000)                                                                           80,000,000
                                                                                                                     --------------

                                       45

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
TIME DEPOSITS - 12.79%
$   6,000,000   MERITA BANK GRAND CAYMAN                                                            3.50%   10/1/01  $    6,000,000
    6,000,000   SOCIETE GENERALE MONTREAL BRANCH                                                    3.50    10/1/01       6,000,000
    5,721,395   UNION BANK OF SWITZERLAND GRAND CAYMAN                                              2.75    10/1/01       5,721,395

TOTAL TIME DEPOSITS (COST $17,721,395)                                                                                   17,721,395
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $138,745,964)*                              100.14%                                                            $  138,745,964
OTHER ASSETS AND LIABILITIES, NET                  (0.14)                                                                  (196,821)
                                                  ------                                                             --------------
TOTAL NET ASSETS                                  100.00%                                                            $  138,549,143
                                                  ------                                                             --------------

#  YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
** SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE
   144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
ASSET BACKED SECURITIES - 1.85%
$   8,578,072   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED
                SERIES 2000 - WM2 CLASS A2                                                          6.68%  11/29/01  $    8,578,072
   18,942,245   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED
                SERIES 2000 - WM2 CLASS A1+                                                         2.69   11/29/01      18,942,245

TOTAL ASSET BACKED SECURITIES (COST $27,520,317)                                                                         27,520,317
                                                                                                                     --------------
BANK NOTES - 0.67%
   10,000,000   BANK ONE NA ILLINOIS                                                                6.65   10/18/01       9,999,905
                                                                                                                     --------------
TOTAL BANK NOTES (COST $9,999,905)                                                                                        9,999,905
                                                                                                                     --------------
CERTIFICATES OF DEPOSIT - 3.35%
   50,000,000   NATEXIS BANQUE POPULAIRES NEW YORK BRANCH                                           3.25   12/10/01      50,000,000
                                                                                                                     --------------
TOTAL CERTIFICATES OF DEPOSIT (COST $50,000,000)                                                                         50,000,000
                                                                                                                     --------------
COMMERCIAL PAPER - 58.91%
  15,000,000    AEGON FUNDING**                                                                     3.56#   11/2/01      14,952,933
  15,000,000    AMSTEL FUNDING CORPORATION**                                                        3.67#  10/18/01      14,974,217
  16,500,000    AMSTEL FUNDING CORPORATION**                                                        3.50#  11/15/01      16,428,432
  36,000,000    AQUINAS FUNDING LLC**                                                               2.60#  10/12/01      35,971,400
  22,000,000    AQUINAS FUNDING LLC**                                                               3.01#  10/19/01      21,967,000
  50,000,000    ASPEN FUNDING CORPORATION**                                                         3.81#   11/8/01      49,802,083
  47,500,000    ASSET SECURITIZATION COOPERATIVE CORPORATION**                                      2.65#  10/16/01      47,447,552
  25,000,000    ATLANTIS ONE FUNDING**                                                              3.43#  11/27/01      24,865,417
  30,000,000    COMPASS SECURITIZATION LLC**                                                        2.65#   10/9/01      29,982,333
  25,000,000    CREDIT SUISSE FIRST BOSTON                                                          4.19#  10/24/01      24,934,514
  70,000,000    DEXIA DELAWARE LLC                                                                  3.52#   11/7/01      69,748,914
  70,000,000    FAIRWAY FINANCE CORPORATION**                                                       3.56#   10/1/01      70,000,000
  47,500,000    GRAND FUNDING CORPORATION**                                                         2.58#  10/23/01      47,425,399
  25,000,000    GREYHAWK FUNDING LLC**                                                              3.00#   10/9/01      24,983,333
  15,000,000    JP MORGAN CHASE & COMPANY                                                           2.48#  12/20/01      14,917,667
  70,000,000    KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED**                                      3.39#   11/8/01      69,750,995
  25,000,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                                               3.89#   04/1/02      24,522,250
  70,000,000    PARADIGM FUNDING LLC**                                                              3.53#   10/9/01      69,945,244
  45,000,000    PERRY GLOBAL FUNDING LIMITED**                                                      3.42#   02/7/02      44,448,525
  32,000,000    PERRY III FUNDING CORPORATION                                                       3.56#  10/18/01      31,946,507
  49,500,000    SURREY FUNDING CORPORATION**                                                        3.56#   10/5/01      49,480,475
  15,000,000    SURREY FUNDING CORPORATION**                                                        2.58#  10/26/01      14,973,229
  65,500,000    TULIP FUNDING CORPORATION                                                           3.44#  11/29/01      65,133,946

TOTAL COMMERCIAL PAPER (COST $878,602,366)                                                                              878,602,366
                                                                                                                     --------------
REPURCHASE AGREEMENTS - 12.62%
   65,000,000   BANC AMERICA SECURITIES LLC                                                         3.50    10/1/01      65,000,000
   38,237,828   BEAR STEARNS & COMPANY INCORPORATED                                                 3.40    10/1/01      38,237,828
   35,000,000   CREDIT SUISSE FIRST BOSTON                                                          3.40    10/1/01      35,000,000
   50,000,000   GOLDMAN SACHS GROUP INCORPORATED                                                    3.50    10/1/01      50,000,000

TOTAL REPURCHASE AGREEMENTS (COST $188,237,829)                                                                         188,237,828
                                                                                                                     --------------

                                       47

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
FIXED RATE NOTES - CORPORATE - 6.70%
$  10,000,000   BAYER CORPORATION                                                                   4.75%   3/19/02  $    9,998,658
   15,000,000   GENERAL ELECTRIC CAPITAL CORPORATION                                                3.01    9/19/02      15,000,000
   50,000,000   MERCK & COMPANY INCORPORATED+                                                       5.10    2/22/02      50,000,000
   25,000,000   MERRILL LYNCH & COMPANY                                                             5.27     2/8/02      24,999,570

TOTAL FIXED RATE NOTES - CORPORATE (COST $99,998,228)                                                                    99,998,228
                                                                                                                     --------------
FLOATING RATE FUNDING AGREEMENTS - 0.03%
      500,000   ALLSTATE LIFE INSURANCE COMPANY+                                                    3.89   12/27/01         500,000
                                                                                                                     --------------
TOTAL FLOATING RATE FUNDING AGREEMENTS (COST $500,000)                                                                      500,000
                                                                                                                     --------------
FLOATING RATE NOTES - CORPORATE - 7.21%
    7,500,000   ASSOCIATES CORPORATION OF NA+                                                       2.64    6/26/02       7,500,000
   25,000,000   GOLDMAN SACHS GROUP INCORPORATED+                                                   2.82    3/21/02      25,000,000
   25,000,000   NATIONAL RURAL UTILITIES+                                                           3.79    4/17/02      25,000,000
   50,000,000   SIGMA FINANCE INCORPORATED+**                                                       3.48    3/15/02      50,000,000

TOTAL FLOATING RATE NOTES - CORPORATE (COST $107,500,000)                                                               107,500,000
                                                                                                                     --------------
TIME DEPOSITS - 8.72%
   65,000,000   MERITA BANK GRAND CAYMAN                                                            3.50    10/1/01      65,000,000
   65,000,000   SOCIETE GENERALE MONTREAL BRANCH                                                    3.50    10/1/01      65,000,000

TOTAL TIME DEPOSITS (COST $130,000,000)                                                                                 130,000,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,492,358,645)*                            100.06                                                    100.06%  $1,492,358,645
OTHER ASSETS AND LIABILITIES, NET                  (0.06)                                                                  (929,716)
                                                  -------                                                            --------------
TOTAL NET ASSETS                                  100.00%                                                            $1,491,428,929
                                                  -------                                                            --------------

#  YIELD TO MATURITY.
+ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY. *COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
** SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE
   144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE       DATE         VALUE
US TREASURY SECURITIES - 61.57%
US TREASURY BILLS - 35.96%
$349,901,500    US TREASURY BILLS                                                                   3.46%#  10/4/01  $  349,801,799
  62,500,000    US TREASURY BILLS                                                                   2.48#  10/25/01      62,396,458
  25,000,000    US TREASURY BILLS                                                                   3.62#   11/8/01      24,904,604
  75,000,000    US TREASURY BILLS                                                                   3.31#   1/10/02      74,304,574
  50,000,000    US TREASURY BILLS                                                                   3.27#    2/7/02      49,415,021
  75,000,000    US TREASURY BILLS                                                                   3.31#    3/7/02      73,915,719
  50,000,000    US TREASURY BILLS                                                                   2.29#   3/28/02      49,433,862

                                                                                                                        684,172,037
                                                                                                                     --------------
US TREASURY NOTES - 25.10%
  50,000,000    US TREASURY NOTES                                                                   5.63    10/1/01      50,000,000
  87,500,000    US TREASURY NOTES                                                                   5.88   10/31/01      87,613,105
  25,000,000    US TREASURY NOTES                                                                   6.25   10/31/01      25,048,606
  50,000,000    US TREASURY NOTES                                                                   7.50   11/15/01      50,207,321
 187,500,000    US TREASURY NOTES                                                                   5.88   11/30/01     187,978,476
  50,000,000    US TREASURY NOTES                                                                   6.63    4/30/02      51,217,248
  25,000,000    US TREASURY NOTES                                                                   6.38    6/30/02      25,447,652

                                                                                                                        477,512,408
                                                                                                                     --------------
US TREASURY STRIPS - 0.51%
  10,000,000    US TREASURY STRIPS                                                                  5.16    2/15/02       9,814,410
                                                                                                                     --------------

TOTAL US TREASURY SECURITIES (COST $1,171,498,855)                                                                    1,171,498,855
                                                                                                                     --------------
REPURCHASE AGREEMENTS - 38.06%
  27,611,000    DEUTSCHE BANC ALEX BROWN                                                            3.10    10/1/01      27,611,000
 375,000,000    BEAR STEARNS & COMPANY INCORPORATED TRI-PARTY MORTGAGE                              3.20    10/1/01     375,000,000
  21,500,000    GOLDMAN SACHS GROUP INCORPORATED                                                    3.14    10/1/01      21,500,000
 300,000,000    SALOMON SMITH BARNEY HOLDINGS                                                       3.20    10/1/01     300,000,000

TOTAL REPURCHASE AGREEMENTS (COST $724,111,000)                                                                         724,111,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,895,609,855)*                             99.63%                                                            $1,895,609,855
OTHER ASSETS AND LIABILITIES, NET                   0.37                                                                  6,999,615
                                                  -------                                                            --------------
TOTAL NET ASSETS                                  100.00%                                                            $1,902,609,470
                                                  -------                                                            --------------

# YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

           STATEMENTS OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2001 (UNAUDITED)

                                                                                  CALIFORNIA    CASH INVESTMENT          GOVERNMENT
                                                                              TAX-FREE MONEY              MONEY INSTITUTIONAL MONEY
                                                                                 MARKET FUND        MARKET FUND         MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    IN SECURITIES AT AMORTIZED COST                                           $2,701,267,736    $15,996,554,822         $   568,829
   REPURCHASE AGREEMENTS, AT COST                                                          0      1,156,859,491             467,000
   CASH                                                                            1,480,176          1,790,936                  59
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                                  12,973,272         91,861,534               4,085
   RECEIVABLE FOR INVESTMENTS SOLD                                                15,401,941                  0                   0
   PREPAID EXPENSES AND OTHER ASSETS                                                       0             54,284              11,683
                                                                              --------------    ---------------         -----------
TOTAL ASSETS                                                                   2,731,123,125     17,247,121,067           1,051,656
                                                                              --------------    ---------------         -----------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                              62,875,037                  0              49,995
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                    1,995,209          5,679,385                  66
   PAYABLE TO OTHER RELATED PARTIES                                                   85,954            226,467                   0
   ACCRUED EXPENSES AND OTHER LIABILITIES                                            305,384          1,647,427              (4,314)
   DIVIDENDS PAYABLE                                                                 398,448         19,100,229                   0
                                                                              --------------    ---------------         -----------
TOTAL LIABILITIES                                                                 65,660,032         26,653,508              45,747
                                                                              --------------    ---------------         -----------
TOTAL NET ASSETS                                                              $2,665,463,093    $17,220,467,559          $1,005,909
                                                                              --------------    ---------------         -----------

NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                                            $2,665,997,963    $17,220,236,254         $ 1,005,909
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                              0                  0                   0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                            (534,870)           231,305                   0
                                                                              --------------    ---------------         -----------
TOTAL NET ASSETS                                                              $2,665,463,093    $17,220,467,559         $ 1,005,909
                                                                              --------------    ---------------         -----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

   NET ASSETS - CLASS A                                                       $2,367,145,200                N/A                 N/A
   SHARES OUTSTANDING - CLASS A                                                2,367,702,508                N/A                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A                     $         1.00                N/A                 N/A
   NET ASSETS - INSTITUTIONAL CLASS                                                      N/A    $ 4,379,782,376         $ 1,005,909
   SHARES OUTSTANDING - INSTITUTIONAL CLASS                                              N/A      4,379,408,391           1,005,909
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS                                                                  N/A    $          1.00         $      1.00
   NET ASSETS - SERVICE CLASS                                                 $  298,317,893    $12,840,685,183                 N/A
   SHARES OUTSTANDING - SERVICE CLASS                                            298,300,425     12,841,045,258                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS               $         1.00    $          1.00                 N/A
                                                                              --------------    ---------------         -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       50

                                                                                  GOVERNMENT   NATIONAL TAX-FREE       100% TREASURY
                                                                                MONEY MARKET INSTITUTIONAL MONEY INSTITUTIONAL MONEY
                                                                                        FUND         MARKET FUND         MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    IN SECURITIES AT AMORTIZED COST                                           $2,839,741,681    $ 1,439,123,367         $ 1,200,373
   REPURCHASE AGREEMENTS, AT COST                                              1,123,214,928                  0                   0
   CASH                                                                               54,565          1,123,038                   5
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                                  12,645,727          8,792,843                   0
   RECEIVABLE FOR INVESTMENTS SOLD                                                 6,298,669                  0             373,655
   PREPAID EXPENSES AND OTHER ASSETS                                                 682,752             24,654              11,678
                                                                              --------------    ---------------         -----------
TOTAL ASSETS                                                                   3,982,638,322      1,449,063,902           1,585,711
                                                                              --------------    ---------------         -----------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                             104,051,058         11,957,953                   0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                    1,555,064            507,138                  88
   PAYABLE TO OTHER RELATED PARTIES                                                  788,255             32,063                   0
   ACCRUED EXPENSES AND OTHER LIABILITIES                                          1,184,313            483,246              (4,316)
   DIVIDENDS PAYABLE                                                               8,057,115          1,774,453               3,285
                                                                              --------------    ---------------         -----------
TOTAL LIABILITIES                                                                115,635,805         14,754,853                (943)
                                                                              --------------    ---------------         -----------
TOTAL NET ASSETS                                                              $3,867,002,517    $ 1,434,309,049         $ 1,586,654
                                                                              --------------    ---------------         -----------

NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                                            $3,867,012,545    $ 1,434,006,132         $ 1,586,573
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                              0                  0                   0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                             (10,028)           302,917                  81
                                                                              --------------    ---------------         -----------
TOTAL NET ASSETS                                                              $3,867,002,517    $ 1,434,309,049         $ 1,586,654
                                                                              --------------    ---------------         -----------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

   NET ASSETS - CLASS A                                                       $  131,519,808                N/A                 N/A
   SHARES OUTSTANDING - CLASS A                                                  131,517,336                N/A                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A                     $         1.00                N/A                 N/A
   NET ASSETS - INSTITUTIONAL CLASS                                                      N/A    $    90,357,093          $1,586,654
   SHARES OUTSTANDING - INSTITUTIONAL CLASS                                              N/A         90,341,783           1,586,573
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS                                                                  N/A    $          1.00         $      1.00
   NET ASSETS - SERVICE CLASS                                                 $3,735,482,709    $ 1,343,951,956                 N/A
   SHARES OUTSTANDING - SERVICE CLASS                                          3,735,552,594      1,343,549,434                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS               $         1.00    $          1.00                 N/A
                                                                              --------------    ---------------         -----------

                                                                                           PRIME            PRIME     TREASURY PLUS
                                                                 100% TREASURY        INVESTMENT       INVESTMENT     INSTITUTIONAL
                                                                  MONEY MARKET     INSTITUTIONAL            MONEY             MONEY
                                                                          FUND MONEY MARKET FUND      MARKET FUND       MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    IN SECURITIES AT AMORTIZED COST                             $2,264,080,379      $ 58,745,964   $1,304,120,817    $1,171,498,855
   REPURCHASE AGREEMENTS, AT COST                                            0        80,000,000      188,237,828       724,111,000
   CASH                                                                 52,076                 0       157,919.00            50,469
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                     1,089,996            28,363        3,922,632        11,311,515
   RECEIVABLE FOR INVESTMENTS SOLD                                 538,333,967                 0                0                 0
   PREPAID EXPENSES AND OTHER ASSETS                                    94,539             9,058                0                 0
                                                                --------------      ------------   --------------    --------------
TOTAL ASSETS                                                     2,803,650,957       138,783,385    1,496,439,196    $1,906,971,839
                                                                --------------      ------------   --------------    --------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                         0                 0                0                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                        955,329             6,801          698,596           515,339
   PAYABLE TO OTHER RELATED PARTIES                                     45,048                 0          635,625            36,494
   ACCRUED EXPENSES AND OTHER LIABILITIES                               (1,745)           (4,294)          51,961           826,479
   DIVIDENDS PAYABLE                                                 6,062,337           231,735        3,624,085         2,984,057
                                                                --------------      ------------   --------------    --------------
TOTAL LIABILITIES                                                    7,060,969           234,242        5,010,267    $    4,362,369
                                                                --------------      ------------   --------------    --------------
TOTAL NET ASSETS                                                $2,796,589,988      $138,549,143   $1,491,428,929    $1,902,609,470
                                                                --------------      ------------   --------------    --------------
NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                              $2,795,608,982      $138,549,143   $1,491,098,462     1,902,316,923
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                          168,885                 0                4                 0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS               812,121                 0          330,463           292,547
                                                                --------------      ------------   --------------    --------------
TOTAL NET ASSETS                                                $2,796,589,988      $138,549,143   $1,491,428,929     1,902,609,470
                                                                --------------      ------------   --------------    --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

   NET ASSETS - CLASS A                                         $  161,461,909               N/A              N/A               N/A
   SHARES OUTSTANDING - CLASS A                                    161,373,278               N/A              N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A       $         1.00               N/A              N/A               N/A
   NET ASSETS - INSTITUTIONAL CLASS                                        N/A      $138,549,143              N/A    $  800,760,746
   SHARES OUTSTANDING - INSTITUTIONAL CLASS                                N/A       138,549,143              N/A       800,784,548
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS                                                    N/A      $       1.00              N/A    $         1.00
   NET ASSETS - SERVICE CLASS                                   $2,635,128,079               N/A   $1,491,428,929    $1,101,848,724
   SHARES OUTSTANDING - SERVICE CLASS                            2,634,234,419               N/A    1,491,099,323     1,101,673,295
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS $         1.00               N/A   $         1.00    $         1.00
                                                                --------------      ------------   --------------    --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                                                 CALIFORNIA            CASH     GOVERNMENT
                                                                   TAX-FREE      INVESTMENT  INSTITUTIONAL
                                                               MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                                       FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST                                                    $ 36,717,162    $358,643,068  $       6,080
                                                               ------------    ------------  -------------
TOTAL INVESTMENT INCOME                                          36,717,162     358,643,068          6,080
                                                               ------------    ------------  -------------
EXPENSES
   ADVISORY FEES                                                  4,032,176       8,173,508            167
   ADMINISTRATION FEES                                            2,016,088      12,260,261            260
   CUSTODY                                                          268,812       1,634,702             33
   SHAREHOLDER SERVICING FEES                                     3,089,958      15,699,744              0
   PORTFOLIO ACCOUNTING FEES                                          9,049         220,292             14
   TRANSFER AGENT
   CLASS A                                                           19,582             N/A            N/A
   INSTITUTIONAL CLASS                                                  N/A         102,624              2
   SERVICE CLASS                                                        754         510,339              0
   LEGAL AND AUDIT FEES                                              10,154          13,696              5
   REGISTRATION FEES                                                    867           8,442              5
   DIRECTORS' FEES                                                    2,091           2,091              4
   SHAREHOLDER REPORTS                                                3,260          26,230              5
   OTHER                                                                927             912              1
                                                               ------------    ------------  -------------
TOTAL EXPENSES                                                    9,453,718      38,652,841            496
                                                               ------------    ------------  -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                             (980,346)     (3,961,307)          (326)
   NET EXPENSES                                                   8,473,372      34,691,534            170
                                                               ------------    ------------  -------------
NET INVESTMENT INCOME                                            28,243,790     323,951,534          5,910
                                                               ------------    ------------  -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                             6,043         704,478              0
                                                               ------------    ------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 28,249,833    $324,656,012  $       5,910
                                                               ------------    ------------  -------------

                                       52

                                                                                NATIONAL TAX-FREE   100% TREASURY
                                                                 GOVERNMENT         INSTITUTIONAL   INSTITUTIONAL     100% TREASURY
                                                               MONEY MARKET          MONEY MARKET    MONEY MARKET      MONEY MARKET
                                                                       FUND                  FUND            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST                                                    $ 79,159,535          $ 21,522,258    $      6,563     $  48,671,563
                                                               ------------          ------------    ------------     -------------
TOTAL INVESTMENT INCOME                                          79,159,535            21,522,258           6,563        48,671,563
                                                               ------------          ------------    ------------     -------------
EXPENSES
   ADVISORY FEES                                                  6,595,402               710,916             193         4,356,943
   ADMINISTRATION FEES                                            2,826,601             1,066,375             299         1,867,262
   CUSTODY                                                          376,880               142,183              39           248,968
   SHAREHOLDER SERVICING FEES                                       116,192             1,675,215               0           189,790
   PORTFOLIO ACCOUNTING FEES                                         80,567                67,409              16            74,615
   TRANSFER AGENT
   CLASS A                                                          221,961                   N/A             N/A               367
   INSTITUTIONAL CLASS                                                  N/A                50,531               2               N/A
   SERVICE CLASS                                                      2,372                28,936               0            27,655
   LEGAL AND AUDIT FEES                                              16,156                 1,664               6            11,011
   REGISTRATION FEES                                                 24,670                   811               5             4,283
   DIRECTORS' FEES                                                    2,091                 2,091               5             2,091
   SHAREHOLDER REPORTS                                                1,742                 2,796               6               538
   OTHER                                                                927                   669               1               486
                                                               ------------          ------------    ------------     -------------
TOTAL EXPENSES                                                   10,265,561             3,749,596             572         6,784,009
                                                               ------------          ------------    ------------     -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                             (772,155)             (626,535)           (376)         (943,532)
   NET EXPENSES                                                   9,493,406             3,123,061             196         5,840,477
                                                               ------------          ------------    ------------     -------------
NET INVESTMENT INCOME                                            69,666,129            18,399,197           6,367        42,831,086
                                                               ------------          ------------    ------------     -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                            86,552               391,953              81           717,541
                                                               ------------          ------------    ------------     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 69,752,681          $ 18,791,150    $      6,448     $  43,548,627
                                                               ------------          ------------    ------------     -------------

                                                               PRIME INVESTMENT                                 TREASURY PLUS
                                                                  INSTITUTIONAL        PRIME INVESTMENT         INSTITUTIONAL
                                                                   MONEY MARKET            MONEY MARKET          MONEY MARKET
                                                                           FUND                    FUND                  FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST                                                        $    496,470            $ 37,280,497          $ 34,492,746
                                                                   ------------            ------------           -----------
TOTAL INVESTMENT INCOME                                                 496,470              37,280,497            34,492,746
                                                                   ------------            ------------           -----------
EXPENSES
   ADVISORY FEES                                                         14,383                 881,756               865,610
   ADMINISTRATION FEES                                                   23,013               1,322,634             1,298,416
   CUSTODY                                                                2,877                 176,351               173,122
   SHAREHOLDER SERVICING FEES                                                 0               2,204,390             1,390,189
   PORTFOLIO ACCOUNTING FEES                                              1,223                  16,962                87,213
   TRANSFER AGENT
   CLASS A                                                                  N/A                     N/A                   N/A
   INSTITUTIONAL CLASS                                                      158                     N/A                19,657
   SERVICE CLASS                                                              0                   3,298                10,050
   LEGAL AND AUDIT FEES                                                     585                  10,387                 3,808
   REGISTRATION FEES                                                         28                  14,234                 1,559
   DIRECTORS' FEES                                                          697                   2,091                 1,091
   SHAREHOLDER REPORTS                                                       67                 190,848                 2,931
   OTHER                                                                     84                   1,265                    42
                                                                   ------------            ------------           -----------
TOTAL EXPENSES                                                           43,115               4,824,216             3,853,688
                                                                   ------------            ------------           -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                  (28,708)                      0)             (591,538)
   NET EXPENSES                                                          14,407               4,824,216             3,262,150
                                                                   ------------            ------------           -----------
NET INVESTMENT INCOME                                                   482,063              32,456,281            31,230,596
                                                                   ------------            ------------           -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                     0                 136,095               121,289
                                                                   ------------            ------------           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    482,063            $ 32,592,376          $ 31,351,885
                                                                   ------------            ------------           -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                       STATEMENTS OF CHANGES IN NET ASSETS -- SEPTEMBER 30, 2001
                                                                                                    CALIFORNIA TAX-FREE
                                                                                                     MONEY MARKET FUND
                                                                                          -----------------------------------------
                                                                                                   (UNAUDITED)
                                                                                                   FOR THE SIX             FOR THE
                                                                                                  MONTHS ENDED          YEAR ENDED
                                                                                            SEPTEMBER 30, 2001      MARCH 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                   $      2,678,493,851    $  2,540,587,408
                                                                                          ---------------------   -----------------
OPERATIONS:
   NET INVESTMENT INCOME                                                                            28,243,790          73,395,713
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                       6,043             123,232
                                                                                          ---------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     28,249,833             123,232
                                                                                          ---------------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                        (25,859,167)        (69,354,451)
    ADMINISTRATIVE CLASS                                                                                   N/A                 N/A
    CLASS B/CLASS E                                                                                        N/A                 N/A
    INSTITUTIONAL CLASS                                                                                    N/A                 N/A
    SERVICE CLASS                                                                                   (2,384,623)         (4,041,262)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                                  0                   0
    ADMINISTRATIVE CLASS                                                                                   N/A                 N/A
    CLASS B/CLASS E                                                                                        N/A                 N/A
    INSTITUTIONAL CLASS                                                                                    N/A                 N/A
    SERVICE CLASS                                                                                            0                   0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                           1,880,405,436       3,588,081,329
   REINVESTMENT OF DIVIDENDS - CLASS A                                                              22,439,501          64,396,133
   COST OF SHARES REDEEMED - CLASS- A                                                           (2,064,045,675)     (3,589,133,524)
                                                                                          ---------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
CLASS A                                                                                           (161,200,738)         63,343,938
                                                                                          ---------------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS                                                        N/A                 N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                                        N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                                                          N/A                 N/A
                                                                                          ---------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    ADMINISTRATIVE CLASS                                                                                   N/A                 N/A
                                                                                          ---------------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                                                             N/A                 N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                                             N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E                                                               N/A                 N/A
                                                                                          ---------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    CLASS B/CLASS E                                                                                        N/A                 N/A
                                                                                          ---------------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                         N/A                 N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                         N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                           N/A                 N/A
                                                                                          ---------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS                                                                                    N/A                 N/A
                                                                                          ---------------------   -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS                                                       247,719,910         238,532,251
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                                         2,324,342           4,138,857
   COST OF SHARES REDEEMED - SERVICE CLASS                                                        (101,880,315)       (168,231,835)
                                                                                          ---------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
SERVICE CLASS                                                                                      148,163,937          74,439,273
                                                                                          ---------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS                                                              (13,030,758)        137,906,443
                                                                                          ---------------------   -----------------
NET ASSETS:

ENDING NET ASSETS                                                                         $      2,665,463,093    $  2,678,493,851
                                                                                          ---------------------   -----------------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                         1,880,405,436       3,588,081,329
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                             22,439,501          64,396,133
   SHARES REDEEMED - CLASS A                                                                    (2,064,045,675)     (3,589,133,524)
                                                                                          ---------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                           (161,200,738)         63,343,938
                                                                                          ---------------------   -----------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                                                      N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                       N/A                 N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                                                  N/A                 N/A
                                                                                          ---------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS                                       N/A                 N/A
                                                                                          ---------------------   -----------------
   SHARES SOLD - CLASS B/CLASS E                                                                           N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                            N/A                 N/A
   SHARES REDEEMED - CLASS B/CLASS E                                                                       N/A                 N/A
                                                                                          ---------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E                                            N/A                 N/A
                                                                                          ---------------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                       N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                        N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                                   N/A                 N/A
                                                                                          ---------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                        N/A                 N/A
                                                                                          ---------------------   -----------------
   SHARES SOLD - SERVICE CLASS                                                                     247,719,910         238,532,251
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                        2,324,343           4,138,857
   SHARES REDEEMED - SERVICE CLASS                                                                (101,880,315)       (168,231,835)
                                                                                          ---------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS                                      148,163,938          74,439,273
                                                                                          ---------------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                     $                  0    $              0
                                                                                          ---------------------   -----------------

                                       54

                                                                              CASH INVESTMENT              GOVERNMENT INSTITUTIONAL
                                                                              MONEY MARKET FUND                  MONEY MARKET FUND
                                                                      -------------------------------------------------------------
                                                                             (UNAUDITED)                              (UNAUDITED)
                                                                             FOR THE SIX            FOR THE           FOR THE TWO
                                                                            MONTHS ENDED         YEAR ENDED          MONTHS ENDED
                                                                      SEPTEMBER 30, 2001     MARCH 31, 2001 SEPTEMBER 30, 2001(1)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                               $   15,639,924,161   $ 11,199,064,762       $             0
                                                                      -------------------  -----------------      ----------------
OPERATIONS:
   NET INVESTMENT INCOME                                                     323,951,534        758,412,445                 5,910
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                               704,478          1,155,803                     0
                                                                      -------------------  -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                                   324,656,012        759,568,248                 5,910
                                                                      -------------------  -----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                          N/A                N/A                   N/A
    ADMINISTRATIVE CLASS                                                             N/A                N/A                   N/A
    CLASS B/CLASS E                                                                  N/A                N/A                   N/A
    INSTITUTIONAL CLASS                                                      (77,857,916)      (160,047,691)               (5,910)
    SERVICE CLASS                                                           (246,093,618)      (598,364,754)                  N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                          N/A                N/A                   N/A
    ADMINISTRATIVE CLASS                                                             N/A                N/A                   N/A
    CLASS B/CLASS E                                                                  N/A                N/A                   N/A
    INSTITUTIONAL CLASS                                                                0                  0                     0
    SERVICE CLASS                                                                      0                  0                     0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                               N/A                N/A                   N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                               N/A                N/A                   N/A
   COST OF SHARES REDEEMED - CLASS- A                                                N/A                N/A                   N/A
                                                                      -------------------  -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS - CLASS A                                                 N/A                N/A                   N/A
                                                                      -------------------  -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS                                  N/A                N/A                   N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                  N/A                N/A                   N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                                    N/A                N/A                   N/A
                                                                      -------------------  -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS
    ADMINISTRATIVE CLASS                                                             N/A                N/A                   N/A
                                                                      -------------------  -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                                       N/A                N/A                   N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                       N/A                N/A                   N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E                                         N/A                N/A                   N/A
                                                                      -------------------  -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS
    CLASS B/CLASS E                                                                  N/A                N/A                   N/A
                                                                      -------------------  -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                       102,046,804,922    118,304,580,543             1,000,000
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                            26,470,023         55,058,043                 5,909
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                        (101,025,822,195)  (117,144,030,616)                    0
                                                                      -------------------  -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS
    INSTITUTIONAL CLASS                                                    1,047,452,750      1,215,607,970             1,005,909
                                                                      -------------------  -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS                              22,337,875,676     45,644,084,863                   N/A
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                 158,415,419        375,329,686                   N/A
   COST OF SHARES REDEEMED - SERVICE CLASS                               (21,963,904,925)   (42,795,318,923)                  N/A
                                                                      -------------------  -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS - SERVICE CLASS                                   532,386,170      3,224,095,626                     0
                                                                      -------------------  -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS                                      1,580,543,398      4,440,859,399             1,005,909
                                                                      -------------------  -----------------      ----------------
NET ASSETS:

ENDING NET ASSETS                                                     $   17,220,467,550   $ 15,639,924,161       $     1,005,909
                                                                      -------------------  -----------------      ----------------

SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                             N/A                N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                              N/A                N/A                   N/A
   SHARES REDEEMED - CLASS A                                                         N/A                N/A                   N/A
                                                                      -------------------  -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                              N/A                N/A                   N/A
                                                                      -------------------  -----------------      ----------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                                N/A                N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                 N/A                N/A                   N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                            N/A                N/A                   N/A
                                                                      -------------------  -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS                 N/A                N/A                   N/A
                                                                      -------------------  -----------------      ----------------
   SHARES SOLD - CLASS B/CLASS E                                                     N/A                N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                      N/A                N/A                   N/A
   SHARES REDEEMED - CLASS B/CLASS E                                                 N/A                N/A                   N/A
                                                                      -------------------  -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E                      N/A                N/A                   N/A
                                                                      -------------------  -----------------      ----------------
   SHARES SOLD - INSTITUTIONAL CLASS                                     102,046,804,919    118,304,580,543             1,000,000
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS           26,470,023         55,058,043                 5,909
   SHARES REDEEMED - INSTITUTIONAL CLASS                                (101,025,822,195)  (117,144,030,616)                    0
                                                                      -------------------  -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS        1,047,452,747      1,215,607,970             1,005,909
                                                                      -------------------  -----------------      ----------------
   SHARES SOLD - SERVICE CLASS                                            22,337,875,675     45,644,084,863                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS                158,415,419        375,329,686                   N/A
   SHARES REDEEMED - SERVICE CLASS                                       (21,963,904,925)   (42,795,318,923)                  N/A
                                                                      -------------------  -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS                532,386,169      3,224,095,626                   N/A
                                                                      -------------------  -----------------      ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                 $                0   $              0       $             0
                                                                      -------------------  -----------------      ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                        GOVERNMENT
                                                                                                     MONEY MARKET FUND
                                                                                           -----------------------------------
                                                                                                  (UNAUDITED)
                                                                                                  FOR THE SIX          FOR THE
                                                                                                 MONTHS ENDED       YEAR ENDED
                                                                                           SEPTEMBER 30, 2001   MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                     $  3,253,603,571   $ 3,492,915,705
                                                                                            ----------------   ---------------
OPERATIONS:
   NET INVESTMENT INCOME                                                                          69,666,129       191,903,755
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                    86,552           211,813
                                                                                            ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   69,752,681       192,115,568
                                                                                            ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                       (1,576,854)       (3,506,069)
    ADMINISTRATIVE CLASS                                                                                 N/A               N/A
    CLASS B/CLASS E                                                                                      N/A               N/A
    INSTITUTIONAL CLASS                                                                                  N/A               N/A
    SERVICE CLASS                                                                                (68,089,275)     (188,397,686)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                                0                 0
    ADMINISTRATIVE CLASS                                                                                 N/A               N/A
    CLASS B/CLASS E                                                                                      N/A               N/A
    INSTITUTIONAL CLASS                                                                                  N/A               N/A
    SERVICE CLASS                                                                                          0                 0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                           162,311,645       213,353,218
   REINVESTMENT OF DIVIDENDS - CLASS A                                                               969,548         1,260,599
   COST OF SHARES REDEEMED - CLASS A                                                            (104,223,735)     (201,118,454)
                                                                                            ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A         59,057,458        13,495,363(1)
                                                                                            ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS                                                      N/A               N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                                      N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                                                        N/A               N/A
                                                                                            ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATIVE CLASS                                                                                  N/A               N/A
                                                                                            ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                                                           N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                                           N/A               N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E                                                             N/A               N/A
                                                                                            ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B/CLASS E                                                                                       N/A               N/A
                                                                                            ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                       N/A               N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                       N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                         N/A               N/A
                                                                                            ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                                   N/A               N/A
                                                                                            ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS                                                  18,166,828,554    29,887,589,726
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                                      11,112,139        26,682,893
   COST OF SHARES REDEEMED - SERVICE CLASS                                                   (17,623,685,757)  (30,167,291,929)
                                                                                            ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
SERVICE CLASS                                                                                    554,254,936      (253,019,310)
                                                                                            ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                                            613,398,946      (239,312,134)
                                                                                            ----------------   ---------------
NET ASSETS:

ENDING NET ASSETS                                                                           $  3,867,002,517   $ 3,253,603,571

SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                         162,311,646       213,353,218
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                              969,546         1,260,599
   SHARES REDEEMED - CLASS A                                                                    (104,223,735)     (201,118,454)
                                                                                            ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                           59,057,457        13,495,363
                                                                                            ----------------   ---------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                                                    N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                     N/A               N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                                                N/A               N/A
                                                                                            ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS                                     N/A               N/A
                                                                                            ----------------   ---------------
   SHARES SOLD - CLASS B/CLASS E                                                                         N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                          N/A               N/A
   SHARES REDEEMED - CLASS B/CLASS E                                                                     N/A               N/A
                                                                                            ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E                                          N/A               N/A
                                                                                            ----------------   ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                     N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                      N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                                 N/A               N/A
                                                                                            ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                      N/A               N/A
                                                                                            ----------------   ---------------
   SHARES SOLD - SERVICE CLASS                                                                18,166,830,086    29,887,589,726
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                     11,112,142        26,682,893
   SHARES REDEEMED - SERVICE CLASS                                                           (17,623,685,757)  (30,167,291,929)
                                                                                            ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS                                    554,256,471      (253,019,310)
                                                                                            ----------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                       $              0   $             0
                                                                                            ----------------   ---------------

                                       56

                                                                        NATIONAL TAX-FREE INSTITUTIONAL 100% TREASURY INSTITUTIONAL
                                                                               MONEY MARKET FUND                 MONEY MARKET FUND
                                                                    ---------------------------------------------------------------
                                                                           (UNAUDITED)                                 (UNAUDITED)
                                                                           FOR THE SIX            FOR THE              FOR THE TWO
                                                                          MONTHS ENDED         YEAR ENDED             MONTHS ENDED
                                                                    SEPTEMBER 30, 2001     MARCH 31, 2001    SEPTEMBER 30, 2001(1)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                              $   1,248,544,173    $ 1,147,214,579                        0
                                                                     -----------------    ---------------             ------------
OPERATIONS:
   NET INVESTMENT INCOME                                                    18,399,197         38,523,609                    6,367
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                             391,953            (41,391)                      81
                                                                     -----------------    ---------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                                  18,791,150         38,482,218                    6,448
                                                                     -----------------    ---------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                        N/A                N/A                      N/A
    ADMINISTRATIVE CLASS                                                           N/A                N/A                      N/A
    CLASS B/CLASS E                                                                N/A                N/A                      N/A
    INSTITUTIONAL CLASS                                                     (1,114,450)        (2,473,722)                  (6,367)
    SERVICE CLASS                                                          (17,284,747)       (36,049,887)                     N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                        N/A                N/A                      N/A
    ADMINISTRATIVE CLASS                                                           N/A                N/A                      N/A
    CLASS B/CLASS E                                                                N/A                N/A                      N/A
    INSTITUTIONAL CLASS                                                              0                  0                        0
    SERVICE CLASS                                                                    0                  0                        0
                                                                     -----------------    ---------------             ------------
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                             N/A                N/A                      N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                             N/A                N/A                      N/A
   COST OF SHARES REDEEMED - CLASS A                                               N/A                N/A                      N/A
                                                                     -----------------    ---------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS - CLASS A                                               N/A                N/A                      N/A
                                                                     -----------------    ---------------             ------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS                                N/A                N/A                      N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                N/A                N/A                      N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                                  N/A                N/A                      N/A
                                                                     -----------------    ---------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATIVE CLASS                                                            N/A                N/A                      N/A
                                                                     -----------------    ---------------             ------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                                     N/A                N/A                      N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                     N/A                N/A                      N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E                                       N/A                N/A                      N/A
                                                                     -----------------    ---------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS -
   CLASS B/CLASS E                                                                 N/A                N/A                      N/A
                                                                     -----------------    ---------------             ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                         187,520,494        313,846,613                1,583,492
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                             293,262          1,271,689                    3,081
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                          (162,746,738)      (272,985,023)                       0
                                                                     -----------------    ---------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                      25,067,018         42,133,279                1,586,573
                                                                     -----------------    ---------------             ------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS                             1,634,867,579      2,502,356,978                      N/A
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                 4,283,291          7,131,257                      N/A
   COST OF SHARES REDEEMED - SERVICE CLASS                              (1,478,844,965)    (2,450,250,529)                     N/A
                                                                     -----------------    ---------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS -                                               160,305,905         59,237,706                        0
SERVICE CLASS
                                                                     -----------------    ---------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS                                      185,764,876        101,329,594                1,586,654
                                                                     -----------------    ---------------             ------------
NET ASSETS:

ENDING NET ASSETS                                                    $   1,434,309,049    $ 1,248,544,173             $  1,586,654
                                                                     -----------------    ---------------             ------------

SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                           N/A                N/A                      N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                            N/A                N/A                      N/A
   SHARES REDEEMED - CLASS A                                                       N/A                N/A                      N/A
                                                                     -----------------    ---------------             ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                            N/A                N/A                      N/A
                                                                     -----------------    ---------------             ------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                              N/A                N/A                      N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS               N/A                N/A                      N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                          N/A                N/A                      N/A
                                                                     -----------------    ---------------             ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS               N/A                N/A                      N/A
                                                                     -----------------    ---------------             ------------
   SHARES SOLD - CLASS B/CLASS E                                                   N/A                N/A                      N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                    N/A                N/A                      N/A
   SHARES REDEEMED - CLASS B/CLASS E                                               N/A                N/A                      N/A
                                                                     -----------------    ---------------             ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E                    N/A                N/A                      N/A
                                                                     -----------------    ---------------             ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                       187,520,494        313,846,613                1,583,492
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS            293,262          1,271,689                    3,081
   SHARES REDEEMED - INSTITUTIONAL CLASS                                  (162,746,738)      (272,985,023)                       0
                                                                     -----------------    ---------------             ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS         25,067,018         42,133,279                1,586,573
                                                                     -----------------    ---------------             ------------
   SHARES SOLD - SERVICE CLASS                                           1,634,867,579      2,502,356,978                      N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS                4,283,292          7,131,257                      N/A
   SHARES REDEEMED - SERVICE CLASS                                      (1,478,844,965)    (2,450,250,529)                     N/A
                                                                     -----------------    ---------------             ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS              160,305,906         59,237,706                      N/A
                                                                     -----------------    ---------------             ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                $               0    $             0             $          0
                                                                     -----------------    ---------------             ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                       100% TREASURY
                                                                                                     MONEY MARKET FUND
                                                                                           -------------------------------------
                                                                                                  (UNAUDITED)
                                                                                                  FOR THE SIX            FOR THE
                                                                                                 MONTHS ENDED         YEAR ENDED
                                                                                           SEPTEMBER 30, 2001     MARCH 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                      $  2,352,877,712   $  1,704,296,646
                                                                                             ----------------   ----------------
OPERATIONS:
   NET INVESTMENT INCOME                                                                           42,831,086        101,697,374
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                    717,541          1,399,867
                                                                                             ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 43,548,627        103,097,241
                                                                                             ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                        (2,449,501)        (3,068,343)
    ADMINISTRATIVE CLASS                                                                                  N/A                N/A
    CLASS B/CLASS E                                                                                       N/A                N/A
    INSTITUTIONAL CLASS                                                                                   N/A                N/A
    SERVICE CLASS                                                                                 (40,381,585)       (98,629,031)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                            (7,739)                 0
    ADMINISTRATIVE CLASS                                                                                  N/A                N/A
    CLASS B/CLASS E                                                                                       N/A                N/A
    INSTITUTIONAL CLASS                                                                                   N/A                N/A
    SERVICE CLASS                                                                                    (117,261)                 0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                            159,533,490        295,536,066
   REINVESTMENT OF DIVIDENDS - CLASS A                                                              2,079,317          2,808,718
   COST OF SHARES REDEEMED - CLASS A                                                              (98,445,945)      (202,184,972)
                                                                                             ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A       63,166,862         96,159,812
                                                                                             ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS                                                       N/A                N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                                       N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                                                         N/A                N/A
                                                                                             ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    ADMINISTRATIVE CLASS                                                                                  N/A                N/A
                                                                                             ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                                                            N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                                            N/A                N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E                                                              N/A                N/A
                                                                                             ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    CLASS B/CLASS E                                                                                       N/A                N/A
                                                                                             ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                        N/A                N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                        N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                          N/A                N/A
                                                                                             ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                                 N/A                N/A
                                                                                             ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS                                                    5,224,978,492     12,056,886,644
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                                        9,802,754         23,896,280
   COST OF SHARES REDEEMED - SERVICE CLASS                                                     (4,854,828,373)   (11,529,761,537)
                                                                                             ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -              379,952,873        551,021,387
     SERVICE CLASS
                                                                                             ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                          443,712,276        648,581,066
                                                                                             ----------------   ----------------
NET ASSETS:

   ENDING NET ASSETS                                                                         $  2,796,589,988   $  2,352,877,712
                                                                                             ----------------   ----------------
   SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                          159,533,490        295,536,066
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                             2,079,317          2,808,718
   SHARES REDEEMED - CLASS A                                                                      (98,445,945)      (202,184,972)
                                                                                             ----------------   ----------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                         63,166,862         96,159,812
                                                                                             ----------------   ----------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                                                     N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                      N/A                N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                                                 N/A                N/A
                                                                                             ----------------   ----------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS                                   N/A                N/A
                                                                                             ----------------   ----------------
   SHARES SOLD - CLASS B/CLASS E                                                                          N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                           N/A                N/A
   SHARES REDEEMED - CLASS B/CLASS E                                                                      N/A                N/A
                                                                                             ----------------   ----------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E                                        N/A                N/A
                                                                                             ----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                      N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                       N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                                  N/A                N/A
                                                                                             ----------------   ----------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                    N/A                N/A
                                                                                             ----------------   ----------------
   SHARES SOLD - SERVICE CLASS                                                                  5,224,978,493     12,056,886,644
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                       9,802,752         23,896,280
   SHARES REDEEMED - SERVICE CLASS                                                             (4,854,828,373)   (11,529,761,537)
                                                                                             ----------------   ----------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS                                  379,952,872        551,021,387
                                                                                             ----------------   ----------------
   ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                     $        168,885   $              0
                                                                                             ----------------   ----------------

                                       58

                                                                                         PRIME INVESTMENT INSTITUTIONAL
                                                                                                 MONEY MARKET FUND
                                                                                         ------------------------------
                                                                                                       (UNAUDITED)
                                                                                                       FOR THE TWO
                                                                                                      MONTHS ENDED
                                                                                             SEPTEMBER 30, 2001(1)
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                            $             0
                                                                                                   ---------------
OPERATIONS:
   NET INVESTMENT INCOME                                                                                   482,063
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                               0
                                                                                                   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         482,063
                                                                                                   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                                    N/A
    ADMINISTRATIVE CLASS                                                                                       N/A
    CLASS B/CLASS E                                                                                            N/A
    INSTITUTIONAL CLASS                                                                                   (482,063)
    SERVICE CLASS                                                                                              N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                                    N/A
    ADMINISTRATIVE CLASS                                                                                       N/A
    CLASS B/CLASS E                                                                                            N/A
    INSTITUTIONAL CLASS                                                                                          0
    SERVICE CLASS                                                                                                0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                         N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                         N/A
   COST OF SHARES REDEEMED - CLASS A                                                                           N/A
                                                                                                   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A                   N/A
                                                                                                   ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS                                                            N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                                            N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                                                              N/A
                                                                                                   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    ADMINISTRATIVE CLASS                                                                                       N/A
                                                                                                   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                                                                 N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                                                 N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E                                                                   N/A
                                                                                                   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    CLASS B/CLASS E                                                                                            N/A
                                                                                                   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                     226,957,295
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                          67,673
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                       (88,475,825)
                                                                                                   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                              138,549,143
                                                                                                   ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS                                                                   N/A
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                                                   N/A
   COST OF SHARES REDEEMED - SERVICE CLASS                                                                     N/A
                                                                                                   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
     SERVICE CLASS                                                                                               0
                                                                                                   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                               138,549,143
                                                                                                   ---------------
NET ASSETS:

   ENDING NET ASSETS                                                                               $   138,549,143
                                                                                                   ---------------
   SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                                       N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                        N/A
   SHARES REDEEMED - CLASS A                                                                                   N/A
                                                                                                   ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                                     N/A
                                                                                                   ---------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                                                          N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                           N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                                                      N/A
                                                                                                   ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS                                        N/A
                                                                                                   ---------------
   SHARES SOLD - CLASS B/CLASS E                                                                               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                                N/A
   SHARES REDEEMED - CLASS B/CLASS E                                                                           N/A
                                                                                                   ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E                                             N/A
                                                                                                   ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                   226,957,295
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                         67,673
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                               (88,475,825)
                                                                                                   ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                 138,549,143
                                                                                                   ---------------
   SHARES SOLD - SERVICE CLASS                                                                                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                                  N/A
   SHARES REDEEMED - SERVICE CLASS                                                                             N/A
                                                                                                   ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS                                               N/A
                                                                                                   ---------------
   ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                           $             0
                                                                                                   ---------------

                                                                                                     PRIME INVESTMENT
                                                                                                     MONEY MARKET FUND
                                                                                         -------------------------------------
                                                                                                (UNAUDITED)
                                                                                                FOR THE SIX            FOR THE
                                                                                               MONTHS ENDED         YEAR ENDED
                                                                                         SEPTEMBER 30, 2001     MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                    $  1,678,431,577    $   222,523,000
                                                                                           ----------------    ---------------
OPERATIONS:
   NET INVESTMENT INCOME                                                                         32,456,281         53,516,417
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                  136,095            199,657
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               32,592,376         53,716,074
                                                                                           ----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                             N/A                N/A
    ADMINISTRATIVE CLASS                                                                                N/A                N/A
    CLASS B/CLASS E                                                                                     N/A                N/A
    INSTITUTIONAL CLASS                                                                                 N/A                N/A
    SERVICE CLASS                                                                               (32,456,281)       (53,516,417)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                             N/A                N/A
    ADMINISTRATIVE CLASS                                                                                N/A                N/A
    CLASS B/CLASS E                                                                                     N/A                N/A
    INSTITUTIONAL CLASS                                                                                 N/A                N/A
    SERVICE CLASS                                                                                         0                  0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                  N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                  N/A                N/A
   COST OF SHARES REDEEMED - CLASS A                                                                    N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
     CLASS A                                                                                            N/A                N/A
                                                                                           ----------------    ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS                                                     N/A                N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                                     N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                                                       N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    ADMINISTRATIVE CLASS                                                                                N/A                N/A
                                                                                           ----------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                                                          N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                                          N/A                N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E                                                            N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    CLASS B/CLASS E                                                                                     N/A                N/A
                                                                                           ----------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                      N/A                N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                      N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                        N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                               N/A                N/A
                                                                                           ----------------    ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS                                                  8,040,779,717         16,396,115
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                                      3,635,212          6,563,137
   COST OF SHARES REDEEMED - SERVICE CLASS                                                   (8,231,553,672)   (14,946,969,515)
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
     SERVICE CLASS                                                                             (187,138,743)     1,455,708,920
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (187,002,648)     1,455,908,577
                                                                                           ----------------    ---------------
NET ASSETS:

   ENDING NET ASSETS                                                                          1,491,428,929    $ 1,678,431,577
                                                                                           ----------------    ---------------
   SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                 N/A                N/A
   SHARES REDEEMED - CLASS A                                                                            N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                              N/A                N/A
                                                                                           ----------------    ---------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                                                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                    N/A                N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                                               N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS                                 N/A                N/A
                                                                                           ----------------    ---------------
   SHARES SOLD - CLASS B/CLASS E                                                                        N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                         N/A                N/A
   SHARES REDEEMED - CLASS B/CLASS E                                                                    N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E                                      N/A                N/A
                                                                                           ----------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                    N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                     N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                                N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                  N/A                N/A
                                                                                           ----------------    ---------------
   SHARES SOLD - SERVICE CLASS                                                                8,040,779,717     16,396,115,298
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                     3,635,210          6,563,137
   SHARES REDEEMED - SERVICE CLASS                                                           (8,231,553,672)   (14,946,969,515)
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS                               (187,138,745)     1,455,708,920
                                                                                           ----------------    ---------------
   ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                   $              0    $             4
                                                                                           ----------------    ---------------

                                                                                              TREASURY PLUS INSTITUTIONAL
                                                                                                   MONEY MARKET FUND
                                                                                         -------------------------------------
                                                                                                (UNAUDITED)
                                                                                                FOR THE SIX            FOR THE
                                                                                               MONTHS ENDED         YEAR ENDED
                                                                                         SEPTEMBER 30, 2001     MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                    $  1,466,472,791    $   858,742,483
                                                                                           ----------------    ---------------
OPERATIONS:
   NET INVESTMENT INCOME                                                                         31,230,596         61,277,864
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                  121,289            199,162
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               31,351,885         61,477,026
                                                                                           ----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                             N/A                N/A
    ADMINISTRATIVE CLASS                                                                                N/A                N/A
    CLASS B/CLASS E                                                                                     N/A                N/A
    INSTITUTIONAL CLASS                                                                         (11,445,584)       (24,866,987)
    SERVICE CLASS                                                                               (19,785,012)       (36,410,877)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                             N/A                N/A
    ADMINISTRATIVE CLASS                                                                                N/A                N/A
    CLASS B/CLASS E                                                                                     N/A                N/A
    INSTITUTIONAL CLASS                                                                                   0                  0
    SERVICE CLASS                                                                                         0                  0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                  N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                  N/A                N/A
   COST OF SHARES REDEEMED - CLASS A                                                                    N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
     CLASS A                                                                                            N/A                N/A
                                                                                           ----------------    ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS                                                     N/A                N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                                     N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS                                                       N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    ADMINISTRATIVE CLASS                                                                                N/A                N/A
                                                                                           ----------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E                                                          N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                                          N/A                N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E                                                            N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    CLASS B/CLASS E                                                                                     N/A                N/A
                                                                                           ----------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                           35,678,224,899     46,272,404,433
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                2,572,601          5,037,644
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                            (35,296,046,803)   (46,252,000,403)
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                       384,750,697         25,441,674
                                                                                           ----------------    ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS                                                  5,544,001,705      8,406,303,679
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                                      2,626,604          8,622,936
   COST OF SHARES REDEEMED - SERVICE CLASS                                                   (5,495,363,616)    (7,832,837,143)
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
     SERVICE CLASS                                                                               51,264,693        582,089,472
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        436,136,679        607,730,308
                                                                                           ----------------    ---------------
NET ASSETS:

   ENDING NET ASSETS                                                                       $  1,902,609,470    $ 1,466,472,791
                                                                                           ----------------    ---------------
   SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                 N/A                N/A
   SHARES REDEEMED - CLASS A                                                                            N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                              N/A                N/A
                                                                                           ----------------    ---------------
   SHARES SOLD - ADMINISTRATIVE CLASS                                                                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                                    N/A                N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS                                                               N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS                                 N/A                N/A
                                                                                           ----------------    ---------------
   SHARES SOLD - CLASS B/CLASS E                                                                        N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E                                         N/A                N/A
   SHARES REDEEMED - CLASS B/CLASS E                                                                    N/A                N/A
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E                                      N/A                N/A
                                                                                           ----------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                         35,678,224,899     46,272,404,433
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                               2,572,600          5,037,644
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                    (35,296,046,803)   (46,252,000,403)
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                          384,750,696         25,441,674
                                                                                           ----------------    ---------------
   SHARES SOLD - SERVICE CLASS                                                                5,544,001,705      8,406,303,679
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS                                     2,626,605          8,622,936
   SHARES REDEEMED - SERVICE CLASS                                                           (5,495,363,616)    (7,832,837,143)
                                                                                           ----------------    ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS                                 51,264,694        582,089,472
                                                                                           ----------------    ---------------
   ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                   $              0    $             0
                                                                                           ----------------    ---------------

(1) THESE FUNDS COMMENCED OPERATIONS ON JULY 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                            FINANCIAL HIGHLIGHTS

                                                                                                          NET REALIZED
                                                                                 BEGINNING                         AND   DIVIDENDS
                                                                                 NET ASSET         NET      UNREALIZED    FROM NET
                                                                                 VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT
                                                                                     SHARE      INCOME     INVESTMENTS      INCOME
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                      $ 1.00        0.01            0.00       (0.01)
APRIL 1, 2000 MARCH 31, 2001                                                        $ 1.00        0.03            0.00       (0.03)
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                                               $ 1.00        0.01            0.00       (0.01)

CASH INVESTMENT MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                      $ 1.00        0.02            0.00       (0.02)
APRIL 1, 2000 MARCH 31, 2001                                                        $ 1.00        0.06            0.00       (0.06)
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                   $ 1.00        0.04            0.00       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                                                        $ 1.00        0.05            0.00       (0.05)
JUNE 1, 1997 TO MAY 31, 1998                                                        $ 1.00        0.05            0.00       (0.05)
JUNE 1, 1996 TO MAY 31, 1997                                                        $ 1.00        0.05            0.00       (0.05)
JUNE 1, 1995 TO MAY 31, 1996                                                        $ 1.00        0.05            0.00       (0.05)
INSTITUTIONAL CLASS
APRIL 1, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)                                      $ 1.00        0.02            0.00       (0.02)
APRIL 1, 2000 TO MARCH 31, 2001                                                     $ 1.00        0.06            0.00       (0.06)
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                                               $ 1.00        0.02            0.00       (0.02)

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
JULY 31, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)(5)                                  $ 1.00        0.01            0.00       (0.01)

GOVERNMENT MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                      $ 1.00        0.02            0.00       (0.02)
APRIL 1, 2000 MARCH 31, 2001                                                        $ 1.00        0.05            0.00       (0.05)
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                   $ 1.00        0.04            0.00       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                                                        $ 1.00        0.05            0.00       (0.05)
JUNE 1, 1997 TO MAY 31, 1998                                                        $ 1.00        0.05            0.00       (0.05)
JUNE 1, 1996 TO MAY 31, 1997                                                        $ 1.00        0.05            0.00       (0.05)
JUNE 1, 1995 TO MAY 31, 1996                                                        $ 1.00        0.05            0.00       (0.05)

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                      $ 1.00        0.01            0.00       (0.01)
APRIL 1, 2000 MARCH 31, 2001                                                        $ 1.00        0.04            0.00       (0.04)
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                   $ 1.00        0.03            0.00       (0.03)
JUNE 1, 1998 TO MAY 31, 1999                                                        $ 1.00        0.03            0.00       (0.03)
JUNE 1, 1997 TO MAY 31, 1998                                                        $ 1.00        0.03            0.00       (0.03)
JUNE 1, 1996 TO MAY 31, 1997                                                        $ 1.00        0.03            0.00       (0.03)
JUNE 1, 1995 TO MAY 31, 1996                                                        $ 1.00        0.04            0.00       (0.04)

INSTITUTIONAL CLASS
APRIL 1, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)                                      $ 1.00        0.01            0.00       (0.01)
APRIL 1, 2000 TO MARCH 31, 2001                                                     $ 1.00        0.04            0.00       (0.04)
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                                               $ 1.00        0.01            0.00       (0.01)

                                       60

                                                                             DISTRIBUTIONS      ENDING
                                                                                  FROM NET  NET ASSETS
                                                                                  REALIZED   VALUE PER
                                                                                     GAINS       SHARE
------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                        0.00      $ 1.00
APRIL 1, 2000 MARCH 31, 2001                                                          0.00      $ 1.00
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                                                 0.00      $ 1.00

CASH INVESTMENT MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                        0.00      $ 1.00
APRIL 1, 2000 MARCH 31, 2001                                                          0.00      $ 1.00
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                     0.00      $ 1.00
JUNE 1, 1998 TO MAY 31, 1999                                                          0.00      $ 1.00
JUNE 1, 1997 TO MAY 31, 1998                                                          0.00      $ 1.00
JUNE 1, 1996 TO MAY 31, 1997                                                          0.00      $ 1.00
JUNE 1, 1995 TO MAY 31, 1996                                                          0.00      $ 1.00

INSTITUTIONAL CLASS
APRIL 1, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)                                        0.00      $ 1.00
APRIL 1, 2000 TO MARCH 31, 2001                                                       0.00      $ 1.00
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                                                 0.00      $ 1.00

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
JULY 31, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)(5)                                    0.00      $ 1.00

GOVERNMENT MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                        0.00      $ 1.00
APRIL 1, 2000 MARCH 31, 2001                                                          0.00      $ 1.00
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                     0.00      $ 1.00
JUNE 1, 1998 TO MAY 31, 1999                                                          0.00      $ 1.00
JUNE 1, 1997 TO MAY 31, 1998                                                          0.00      $ 1.00
JUNE 1, 1996 TO MAY 31, 1997                                                          0.00      $ 1.00
JUNE 1, 1995 TO MAY 31, 1996                                                          0.00      $ 1.00

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                        0.00      $ 1.00
APRIL 1, 2000 MARCH 31, 2001                                                          0.00      $ 1.00
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                     0.00      $ 1.00
JUNE 1, 1998 TO MAY 31, 1999                                                          0.00      $ 1.00
JUNE 1, 1997 TO MAY 31, 1998                                                          0.00      $ 1.00
JUNE 1, 1996 TO MAY 31, 1997                                                          0.00      $ 1.00
JUNE 1, 1995 TO MAY 31, 1996                                                          0.00      $ 1.00

INSTITUTIONAL CLASS
APRIL 1, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)                                        0.00      $ 1.00
APRIL 1, 2000 TO MARCH 31, 2001                                                       0.00      $ 1.00
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                                                 0.00      $ 1.00


                                                                               RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                                             -------------------------------------------
                                                                             NET INVESTMENT         NET         GROSS
                                                                                     INCOME    EXPENSES   EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                        2.21%       0.45%         0.45%
APRIL 1, 2000 MARCH 31, 2001                                                          3.10%       0.45%         0.50%
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                                                 2.69%       0.45%         0.51%

CASH INVESTMENT MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                        3.93%       0.48%         0.53%
APRIL 1, 2000 MARCH 31, 2001                                                          5.94%       0.48%         0.54%
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                     5.23%(4)    0.48%(4)      0.54%(4)
JUNE 1, 1998 TO MAY 31, 1999                                                          4.91%(4)    0.48%(4)      0.57%(4)
JUNE 1, 1997 TO MAY 31, 1998                                                          5.29%(4)    0.48%(4)      0.57%(4)
JUNE 1, 1996 TO MAY 31, 1997                                                          5.07%       0.48%         0.49%
JUNE 1, 1995 TO MAY 31, 1996                                                          5.36%       0.48%         0.49%

INSTITUTIONAL CLASS
APRIL 1, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)                                        4.12%       0.48%         0.28%
APRIL 1, 2000 TO MARCH 31, 2001                                                       6.15%       0.25%         0.29%
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                                                 5.77%       0.25%         0.30%

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
JULY 31, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)(5)                                    3.54%       0.10%         0.30%

GOVERNMENT MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                        3.72%       0.50%         0.53%
APRIL 1, 2000 MARCH 31, 2001                                                          5.79%       0.50%         0.56%
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                     4.94%       0.50%         0.54%
JUNE 1, 1998 TO MAY 31, 1999                                                          4.69%       0.50%         0.52%
JUNE 1, 1997 TO MAY 31, 1998                                                          5.08%       0.50%         0.51%
JUNE 1, 1996 TO MAY 31, 1997                                                          4.91%       0.49%         0.49%
JUNE 1, 1995 TO MAY 31, 1996                                                          5.13%       0.50%         0.51%

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                        2.59%       0.45%         0.54%
APRIL 1, 2000 MARCH 31, 2001                                                          3.68%       0.45%         0.56%
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                     3.05%       0.45%         0.57%
JUNE 1, 1998 TO MAY 31, 1999                                                          2.91%       0.45%         0.57%
JUNE 1, 1997 TO MAY 31, 1998                                                          3.32%       0.45%         0.59%
JUNE 1, 1996 TO MAY 31, 1997                                                          3.21%       0.45%         0.70%
JUNE 1, 1995 TO MAY 31, 1996                                                          3.41%       0.45%         0.72%

INSTITUTIONAL CLASS
APRIL 1, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)                                        2.73%       0.30%         0.41%
APRIL 1, 2000 TO MARCH 31, 2001                                                       3.86%       0.30%         0.34%
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                                                 3.43%       0.30%         0.31%


                                                                                               NET ASSETS AT
                                                                                     TOTAL     END OF PERIOD
                                                                                    RETURN   (000'S OMITTED)
------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                        1.16%     $    298,318
APRIL 1, 2000 MARCH 31, 2001                                                          3.20%     $    150,149
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                                                 1.10%     $     75,697

CASH INVESTMENT MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                        2.00%     $ 12,840,685
APRIL 1, 2000 MARCH 31, 2001                                                          6.14%     $ 12,307,775
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                     4.37%     $  9,082,788
JUNE 1, 1998 TO MAY 31, 1999                                                          5.04%     $  5,481,802
JUNE 1, 1997 TO MAY 31, 1998                                                          5.42%     $  4,685,818
JUNE 1, 1996 TO MAY 31, 1997                                                          5.21%     $  2,147,894
JUNE 1, 1995 TO MAY 31, 1996                                                          5.50%     $  1,739,549

INSTITUTIONAL CLASS
APRIL 1, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)                                        2.12%     $  4,379,782
APRIL 1, 2000 TO MARCH 31, 2001                                                       6.38%     $  3,332,149
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                                                 2.29%     $  2,116,276

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
JULY 31, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)(5)                                    0.59%     $  1,006

GOVERNMENT MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                        1.90%     $  3,735,483
APRIL 1, 2000 MARCH 31, 2001                                                          5.97%     $  3,181,143
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                     4.18%     $  3,433,956
JUNE 1, 1998 TO MAY 31, 1999                                                          4.81%     $  3,368,534
JUNE 1, 1997 TO MAY 31, 1998                                                          5.20%     $  2,260,208
JUNE 1, 1996 TO MAY 31, 1997                                                          5.04%     $  1,912,574
JUNE 1, 1995 TO MAY 31, 1996                                                          5.27%     $  1,649,721

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                        1.33%     $  1,343,952
APRIL 1, 2000 MARCH 31, 2001                                                          3.78%     $  1,183,279
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                     2.58%     $  1,124,073
JUNE 1, 1998 TO MAY 31, 1999                                                          2.97%     $  1,019,589
JUNE 1, 1997 TO MAY 31, 1998                                                          3.39%     $    977,693
JUNE 1, 1996 TO MAY 31, 1997                                                          3.28%     $    635,655
JUNE 1, 1995 TO MAY 31, 1996                                                          3.52%     $    592,436

INSTITUTIONAL CLASS
APRIL 1, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)                                        1.40%     $     90,357
APRIL 1, 2000 TO MARCH 31, 2001                                                       3.93%     $     65,265
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                                                 1.36%     $     23,134

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                           NET REALIZED
                                                                                  BEGINNING                         AND   DIVIDENDS
                                                                                  NET ASSET         NET      UNREALIZED    FROM NET
                                                                                  VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT
                                                                                      SHARE      INCOME     INVESTMENTS      INCOME
-----------------------------------------------------------------------------------------------------------------------------------
100% TREASURY INSTITUTIONAL MONEY MARKET FUND
INSTITUTIONAL CLASS
JULY 31, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)(5)                                   $ 1.00        0.01            0.00       (0.01)

100% TREASURY MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                       $ 1.00        0.02            0.00       (0.02)
APRIL 1, 2000 MARCH 31, 2001                                                         $ 1.00        0.05            0.00       (0.05)
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                    $ 1.00        0.04            0.00       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                                                         $ 1.00        0.04            0.00       (0.04)
JUNE 1, 1997 TO MAY 31, 1998                                                         $ 1.00        0.05            0.00       (0.05)
JUNE 1, 1996 TO MAY 31, 1997                                                         $ 1.00        0.05            0.00       (0.05)
JUNE 1, 1995 TO MAY 31, 1996                                                         $ 1.00        0.05            0.00       (0.05)

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
JULY 31, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)(5)                                    $ 1.00        0.01            0.00       (0.01)

PRIME INVESTMENT MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                       $ 1.00        0.02            0.00       (0.02)
APRIL 1, 2000 MARCH 31, 2001                                                         $ 1.00        0.06            0.00       (0.06)
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                    $ 1.00        0.04            0.00       (0.04)
SEPTEMBER 2, 1998(2) TO MAY 31, 1999                                                 $ 1.00        0.04            0.00       (0.04)

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(6)

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                       $ 1.00        0.02            0.00       (0.02)
APRIL 1, 2000 MARCH 31, 2001                                                         $ 1.00        0.06            0.00       (0.06)
APRIL 1, 1999 TO MARCH 31, 2000                                                      $ 1.00        0.05            0.00       (0.05)
APRIL 1, 1998 TO MARCH 31, 1999                                                      $ 1.00        0.05            0.00       (0.05)
APRIL 1, 1997 TO MARCH 31, 1998                                                      $ 1.00        0.05            0.00       (0.05)
OCTOBER 1 , 1996 TO MARCH 31, 1997(7)                                                $ 1.00        0.02            0.00       (0.02)
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996                                                $ 1.00        0.05            0.00       (0.05)

INSTITUTIONAL CLASS
APRIL 1, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)                                       $ 1.00        0.02            0.00       (0.02)
APRIL 1, 2000 TO MARCH 31, 2001                                                      $ 1.00        0.06            0.00       (0.06)
APRIL 1, 1999 TO MARCH 31, 2000                                                      $ 1.00        0.05            0.00       (0.05)
APRIL 1, 1998 TO MARCH 31, 1999                                                      $ 1.00        0.05            0.00       (0.05)
APRIL 1, 1997 TO MARCH 31, 1998                                                      $ 1.00        0.05            0.00       (0.05)
OCTOBER 1 , 1996 TO MARCH 31, 1997(7)                                                $ 1.00        0.03            0.00       (0.03)
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996                                                $ 1.00        0.05            0.00       (0.05)

                                       62

                                                                              DISTRIBUTIONS      ENDING
                                                                                   FROM NET  NET ASSETS
                                                                                   REALIZED   VALUE PER
                                                                                      GAINS       SHARE
-------------------------------------------------------------------------------------------------------
100% TREASURY INSTITUTIONAL MONEY MARKET FUND
INSTITUTIONAL CLASS
JULY 31, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)(5)                                     0.00      $ 1.00

100% TREASURY MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                         0.00      $ 1.00
APRIL 1, 2000 MARCH 31, 2001                                                           0.00      $ 1.00
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                      0.00      $ 1.00
JUNE 1, 1998 TO MAY 31, 1999                                                           0.00      $ 1.00
JUNE 1, 1997 TO MAY 31, 1998                                                           0.00      $ 1.00
JUNE 1, 1996 TO MAY 31, 1997                                                           0.00      $ 1.00
JUNE 1, 1995 TO MAY 31, 1996                                                           0.00      $ 1.00

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
JULY 31, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)(5)                                      0.00      $ 1.00

PRIME INVESTMENT MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                         0.00      $ 1.00
APRIL 1, 2000 MARCH 31, 2001                                                           0.00      $ 1.00
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                      0.00      $ 1.00
SEPTEMBER 2, 1998(2) TO MAY 31, 1999                                                   0.00      $ 1.00

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(6)

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                         0.00      $ 1.00
APRIL 1, 2000 MARCH 31, 2001                                                           0.00      $ 1.00
APRIL 1, 1999 TO MARCH 31, 2000                                                        0.00      $ 1.00
APRIL 1, 1998 TO MARCH 31, 1999                                                        0.00      $ 1.00
APRIL 1, 1997 TO MARCH 31, 1998                                                        0.00      $ 1.00
OCTOBER 1 , 1996 TO MARCH 31, 1997(7)                                                  0.00      $ 1.00
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996                                                  0.00      $ 1.00

INSTITUTIONAL CLASS
APRIL 1, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)                                         0.00      $ 1.00
APRIL 1, 2000 TO MARCH 31, 2001                                                        0.00      $ 1.00
APRIL 1, 1999 TO MARCH 31, 2000                                                        0.00      $ 1.00
APRIL 1, 1998 TO MARCH 31, 1999                                                        0.00      $ 1.00
APRIL 1, 1997 TO MARCH 31, 1998                                                        0.00      $ 1.00
OCTOBER 1 , 1996 TO MARCH 31, 1997(7)                                                  0.00      $ 1.00
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996                                                  0.00      $ 1.00


                                                                                 RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                                             ----------------------------------------------
                                                                             NET INVESTMENT           NET         GROSS
                                                                                     INCOME      EXPENSES       EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------
100% TREASURY INSTITUTIONAL MONEY MARKET FUND
INSTITUTIONAL CLASS
JULY 31, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)(5)                                     3.31%         0.10%         0.30%

100% TREASURY MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                         3.01%         0.46%         0.53%
APRIL 1, 2000 MARCH 31, 2001                                                           5.41%         0.46%         0.55%
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                      4.67%         0.46%         0.54%
JUNE 1, 1998 TO MAY 31, 1999                                                           4.34%         0.46%         0.53%
JUNE 1, 1997 TO MAY 31, 1998                                                           4.89%         0.46%         0.54%
JUNE 1, 1996 TO MAY 31, 1997                                                           4.74%         0.46%         0.53%
JUNE 1, 1995 TO MAY 31, 1996                                                           4.91%         0.46%         0.56%

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
JULY 31, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)(5)                                      3.41%         0.10%         0.31%

PRIME INVESTMENT MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                         3.69%         0.55%         0.55%
APRIL 1, 2000 MARCH 31, 2001                                                           5.72%         0.55%         0.63%
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                      5.15%(4)      0.55%(4)      0.93%(4)
SEPTEMBER 2, 1998(2) TO MAY 31, 1999                                                   4.69%(4)      0.54%(4)      0.74%(4)

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(6)

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                         3.57%         0.46%         0.53%
APRIL 1, 2000 MARCH 31, 2001                                                           5.64%         0.46%         0.55%
APRIL 1, 1999 TO MARCH 31, 2000                                                        5.04%         0.45%         0.63%
APRIL 1, 1998 TO MARCH 31, 1999                                                        4.70%         0.45%         0.70%
APRIL 1, 1997 TO MARCH 31, 1998                                                        5.07%         0.45%         0.65%
OCTOBER 1 , 1996 TO MARCH 31, 1997(7)                                                  4.91%         0.45%         0.61%
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996                                                  4.98%         0.45%         0.60%

INSTITUTIONAL CLASS
APRIL 1, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)                                         3.71%         0.23%         0.23%
APRIL 1, 2000 TO MARCH 31, 2001                                                        5.88%         0.25%         0.30%
APRIL 1, 1999 TO MARCH 31, 2000                                                        4.81%         0.25%         0.40%
APRIL 1, 1998 TO MARCH 31, 1999                                                        4.92%         0.25%         0.41%
APRIL 1, 1997 TO MARCH 31, 1998                                                        5.28%         0.25%         0.40%
OCTOBER 1 , 1996 TO MARCH 31, 1997(7)                                                  5.11%         0.25%         0.39%
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996                                                  5.21%         0.25%         0.59%


                                                                                               NET ASSETS AT
                                                                                      TOTAL    END OF PERIOD
                                                                                     RETURN  (000'S OMITTED)
------------------------------------------------------------------------------------------------------------
100% TREASURY INSTITUTIONAL MONEY MARKET FUND
INSTITUTIONAL CLASS
JULY 31, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)(5)                                     0.56%     $     1,587

100% TREASURY MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                         1.77%     $ 2,635,128
APRIL 1, 2000 MARCH 31, 2001                                                           5.59%     $ 2,254,618
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                      3.94%     $ 1,702,250
JUNE 1, 1998 TO MAY 31, 1999                                                           4.49%     $ 1,548,549
JUNE 1, 1997 TO MAY 31, 1998                                                           5.00%     $ 1,440,515
JUNE 1, 1996 TO MAY 31, 1997                                                           4.87%     $ 1,003,697
JUNE 1, 1995 TO MAY 31, 1996                                                           5.04%     $   802,270

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
JULY 31, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)(5)                                      0.58%     $   138,549

PRIME INVESTMENT MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                         1.86%     $ 1,491,429
APRIL 1, 2000 MARCH 31, 2001                                                           6.02%     $ 1,678,432
JUNE 1, 1999 TO MARCH 31, 2000(3)                                                      4.30%     $   222,523
SEPTEMBER 2, 1998(2) TO MAY 31, 1999                                                   3.59%     $    68,771

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(6)

SERVICE CLASS
APRIL 1, 2001 TO SEPTEMBER 30,2001 (UNAUDITED)                                         1.81%     $ 1,101,849
APRIL 1, 2000 MARCH 31, 2001                                                           5.83%     $ 1,050,508
APRIL 1, 1999 TO MARCH 31, 2000                                                        4.76%     $   468,150
APRIL 1, 1998 TO MARCH 31, 1999                                                        4.83%     $   447,886
APRIL 1, 1997 TO MARCH 31, 1998                                                        5.20%     $   367,111
OCTOBER 1 , 1996 TO MARCH 31, 1997(7)                                                  2.47%     $   483,401
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996                                                  5.03%     $ 1,340,325

INSTITUTIONAL CLASS
APRIL 1, 2001 TO SEPTEMBER 30, 2001(UNAUDITED)                                         1.92%     $   800,761
APRIL 1, 2000 TO MARCH 31, 2001                                                        6.05%     $   415,965
APRIL 1, 1999 TO MARCH 31, 2000                                                        4.98%     $   390,592
APRIL 1, 1998 TO MARCH 31, 1999                                                        5.04%     $   493,987
APRIL 1, 1997 TO MARCH 31, 1998                                                        5.41%     $   501,494
OCTOBER 1 , 1996 TO MARCH 31, 1997(7)                                                  2.58%     $   449,647
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996                                                  5.26%     $   540,689

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                   NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Commencement of operations.

(3) The Fund changed its fiscal year-end from May 31 to March 31.

(4) Included expenses allocated from the affiliated Portfolio(s) in which the Fund invested.

(5) These funds commenced operations on July 31, 2001.

(6) The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on September 6, 1996, the Fund was reorganized as a series of Stagecoach Funds, Inc. In conjunction with the September 6, 1996 reorganization, WFB assumed investment advisory responsibilites. Prior to April 1, 1996, First Interstate Capital Management, Inc. ("FICM") served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management, Inc.

(7) The Fund changed its fiscal year-end from September 30 to March 31.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the California Tax-Free Money Market, Cash Investment Money Market, Government Money Market, Government Institutional Money Market, National Tax-Free Institutional Money Market, 100% Treasury Money Market, 100% Treasury Institutional Money Market, Prime Investment Money Market, Prime Investment Institutional Money Market and Treasury Plus Institutional Money Market Funds (each, a "Fund", collectively, the "Funds"), each with the exception of the California Tax-Free Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.
     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

      Stagecoach Fund                                 Norwest Advantage Fund            Wells Fargo Fund
      CALIFORNIA TAX-FREE MONEY MARKET FUND (A)*                                                 CALIFORNIA TAX-FREE
                                                                                                   MONEY MARKET FUND

      PRIME MONEY MARKET FUND (Ad, Svc, I)            CASH INVESTMENT FUND (Svc)*                    CASH INVESTMENT
                                                                                                   MONEY MARKET FUND

      GOVERNMENT MONEY MARKET FUND (A)                U.S. GOVERNMENT FUND (Svc)*                         GOVERNMENT
                                                                                                   MONEY MARKET FUND

      NATIONAL TAX-FREE MONEY MARKET FUND (I)              MUNICIPAL MONEY MARKET    NATIONAL TAX-FREE INSTITUTIONAL
                                                                      FUND (Svc)*                  MONEY MARKET FUND


                                                             TREASURY FUND (Svc)*                      100% TREASURY
                                                                                                   MONEY MARKET FUND

                                                  READY CASH INVESTMENT FUND (I)*                   PRIME INVESTMENT
                                                                                                   MONEY MARKET FUND

      TREASURY PLUS MONEY MARKET FUND                     TREASURY PLUS FUND (Svc)       TREASURY PLUS INSTITUTIONAL
        (Ad, Svc, I)*                                                                              MONEY MARKET FUND

     * Accounting survivor

     In the Consolidation, the Wells Fargo Cash Investment Money Market Fund acquired all of the net assets attributable to Administrative, Service and Institutional share classes of the Stagecoach Prime Money Market Fund and all of the net assets of the Service class of the Norwest Advantage Cash Investment Fund. The Administrative, Service and Institutional share classes of the Stagecoach Prime Money Market Fund exchanged their 3,751,947,227 shares for 3,751,947,227 shares of the Wells Fargo Cash Investment Money Market Fund. Concurrent with the Consolidation, Administrative shares of the Stagecoach Prime Money Market Fund became Service shares of the Wells Fargo Cash Investment Money Market Fund.
     In the Consolidation, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Stagecoach Government Money Market Fund and Norwest Advantage U.S. Government Fund. The Stagecoach Government Money Market Fund exchanged its 59,955,742 shares for 59,955,742 shares of the Wells Fargo Government Money Market Fund.
     In the Consolidation, the Wells Fargo National Tax-Free Institutional Money Market Fund acquired all of the net assets of the Institutional share class of the Stagecoach National Tax-Free Money Market Fund and all of the net assets of the Service share class of the Norwest Advantage Municipal Money Market Fund. The Institutional share class of the Stagecoach National Tax-Free Money Market Fund exchanged its 35,542,045 shares for 35,542,045 shares of the Wells Fargo National Tax-Free Institutional Money Market Fund.
     In the Consolidation, the Wells Fargo Treasury Plus Institutional Money Market Fund acquired all of the net assets of the Administrative, Service and Institutional shares of the Stagecoach Treasury Plus Money Market Fund and the Service shares of the Norwest Advantage Treasury Plus Fund. The Norwest Advantage Treasury Plus Fund exchanged its 106,961,046 shares for 106,961,046 shares of the Wells

   Fargo Treasury Plus Institutional Money Market Fund. Concurrent with the Consolidation, the Administrative shares of the Stagecoach Treasury Plus Money Market Fund became Service shares of the Wells Fargo Treasury Plus Institutional Money Market Fund.
     At the time of the Consolidation, the Cash Investment Money Market and Prime Investment Money Market Funds, structured as "Gateway" Funds in a "Core-Gateway" structure, were restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through "Core" portfolios (Prime Money Market Portfolio, Money Market Portfolio).
     The California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Cash Investment Money Market, National Tax-Free Institutional Money Market, and Treasury Plus Institutional Money Market Funds offer Service Class and Institutional Class shares. The Prime Investment Money Market Fund only offers Service Class shares. The Government Institutional Money Market, 100% Treasury Institutional Money Market, and Prime Investment Institutional Money Market Funds only offer Institutional Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts #notes to financial statements (unaudited)money market fundsof revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
     The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
     Each Fund, with exception to the 100% Treasury Money Market ,100% Treasury Institutional Money Market, California Tax-Free Money Market, and National Tax-Free Institutional Money Market Funds, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS
     Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.
     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows:

                                                                            Undistributed
                                                                             Net Realized
      Fund                                                                    Gain/(Loss)  Paid-in Capital
      CASH INVESTMENT MONEY MARKET FUND                                       (1,667,828)      1,667,828
      GOVERNMENT MONEY MARKET FUND                                              (122,756)        122,756
      TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                               (8,696)          8,696

FEDERAL INCOME TAXES
     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2001.
     The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                                           Capital Loss
      Fund                                                                  Year Expires   Carryforwards
      CASH INVESTMENT MONEY MARKET FUND                                         2002        $ 397,612
                                                                                2005           75,562
      GOVERNMENT MONEY MARKET FUND                                              2008        $  96,580
      NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                         2008        $  47,645
                                                                                2009           39,671
      CALIFORNIA TAX-FREE MONEY MARKET FUND                                     2003        $   1,017
                                                                                2005          144,877
                                                                                2006           25,929
                                                                                2007          358,279
                                                                                2008           10,810

3. ADVISORY FEES
     The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, ("Funds Management'). Pursuant to the advisory contracts, Funds Management has agreed to provide the following Funds with daily portfolio management, for which, Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      Fund                                                                  % of Average Daily Net Assets
      CALIFORNIA TAX-FREE MONEY MARKET FUND                                              0.30
      CASH INVESTMENT MONEY MARKET FUND                                                  0.10
      GOVERNMENT MONEY MARKET FUND                                                       0.35
      GOVERNMENT INSTITUTIONAL MONEY MARKET FUND                                         0.10
      NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                                  0.10
      100% TREASURY MONEY MARKET FUND                                                    0.35
      100% TREASURY INSTITUTIONAL MONEY MARKET FUND                                      0.10
      PRIME INVESTMENT MONEY MARKET FUND                                                 0.10
      PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND                                   0.10
      TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                                      0.10

     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Funds.
     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.

4. ADMINISTRATION FEES
     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

5. TRANSFER AGENT FEES
     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.

6. SHAREHOLDER SERVICING FEES
     The Trust has entered into contracts on behalf of the Funds, except for the Governement Institutional Money Market, 100% Treasury Institutional Money Market and Prime Investment Institutional Money Market Funds with numerous shareholder servicing agents. The California Tax-Free, Government Money Market and 100% Treasury Money Market Funds are charged 0.25% of the average daily net assets of each Fund for Class A shares for these services. The Cash Investment Money Market, National Tax-Free Institutional Money Market, Prime Investment Money Market, and Treasury Plus Institutional Money Market Funds are charged 0.25% of the average daily net assets of each Fund for Service Class shares. No fee is charged for Service Class shares of the California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds and Institutional Class shares of the Cash Investment Money Market, National Tax-Free Institutional Money Market, and Treasury Plus Institutional Money Market Funds.

     The shareholder servicing fees paid on behalf of the Funds for the period ended September 30, 2001 were as follows:

      Fund                                                                    Class A    Service Class
      CALIFORNIA TAX-FREE MONEY MARKET FUND                                 $ 3,089,958  $           0
      CASH INVESTMENT MONEY MARKET FUND                                             N/A     15,699,744
      GOVERNMENT MONEY MARKET FUND                                              157,809              0
      NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                             N/A      1,675,215
      100% TREASURY MONEY MARKET FUND                                           145,764              0
      PRIME INVESTMENT MONEY MARKET FUND                                            N/A      2,204,390
      TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                                 N/A      1,390,189

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per Fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.
      In addition, the Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

8. WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended September 30, 2001, were waived by Funds Management.

                                                                                        Total Fees Waived
                                                                                             by Funds
      Fund                                                                                  Management
      CALIFORNIA TAX-FREE MONEY MARKET FUND                                               $   980,346
      CASH INVESTMENT MONEY MARKET FUND                                                     3,961,307
      GOVERNMENT MONEY MARKET FUND                                                            772,156
      GOVERNMENT INSTITUTIONAL MONEY MARKET FUND                                                  326
      NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                                       626,535
      100% TREASURY MONEY MARKET FUND                                                         943,532
      100% TREASURY INSTITUTIONAL MONEY MARKET FUND                                               375
      PRIME INVESTMENT MONEY MARKET FUND                                                            0
      PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND                                         28,709
      TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                                           591,538

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         - ASSOCIATION OF BAY AREA GOVERNMENTS
ADR          - AMERICAN DEPOSITORY RECEIPTS
AMBAC        - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT          - ALTERNATIVE MINIMUM TAX
ARM          - ADJUSTABLE RATE MORTGAGES
BART         - BAY AREA RAPID TRANSIT
CDA          - COMMUNITY DEVELOPMENT AUTHORITY
CDSC         - CONTINGENT DEFERRED SALES CHARGE
CGIC         - CAPITAL GUARANTY INSURANCE COMPANY
CGY          - CAPITAL GUARANTY CORPORATION
CMT          - CONSTANT MATURITY TREASURY
COFI         - COST OF FUNDS INDEX
CONNIE LEE   - CONNIE LEE INSURANCE COMPANY
COP          - CERTIFICATE OF PARTICIPATION
CP           - COMMERCIAL PAPER
CTF          - COMMON TRUST FUND
DW&P         - DEPARTMENT OF WATER & POWER
DWR          - DEPARTMENT OF WATER RESOURCES
EDFA         - EDUCATION FINANCE AUTHORITY
FGIC         - FINANCIAL GUARANTY INSURANCE CORPORATION
FHA          - FEDERAL HOUSING AUTHORITY
FHLB         - FEDERAL HOME LOAN BANK
FHLMC        - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA         - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN          - FLOATING RATE NOTES
FSA          - FINANCIAL SECURITY ASSURANCE, INC
GNMA         - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO           - GENERAL OBLIGATION
HFA          - HOUSING FINANCE AUTHORITY
HFFA         - HEALTH FACILITIES FINANCING AUTHORITY
IDA          - INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR        - LONDON INTERBANK OFFERED RATE
LLC          - LIMITED LIABILITY CORPORATION
LOC          - LETTER OF CREDIT
LP           - LIMITED PARTNERSHIP
MBIA         - MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR         - MULTI-FAMILY HOUSING REVENUE
MUD          - MUNICIPAL UTILITY DISTRICT
MTN          - MEDIUM TERM NOTE
PCFA         - POLLUTION CONTROL FINANCE AUTHORITY
PCR          - POLLUTION CONTROL REVENUE
PFA          - PUBLIC FINANCE AUTHORITY
PLC          - PRIVATE PLACEMENT
PSFG         - PUBLIC SCHOOL FUND GUARANTY
RAW          - REVENUE ANTICIPATION WARRANTS
RDA          - REDEVELOPMENT AUTHORITY
RDFA         - REDEVELOPMENT FINANCE AUTHORITY
R&D          - RESEARCH & DEVELOPMENT
SFMR         - SINGLE FAMILY MORTGAGE REVENUE
STEERS       - STRUCTURED ENHANCED RETURN TRUST
TBA          - TO BE ANNOUNCED
TRAN         - TAX REVENUE ANTICIPATION NOTES
USD          - UNIFIED SCHOOL DISTRICT
V/R          - VARIABLE RATE
WEBS         - WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL                                     Presorted
PLEASE EXPEDITE                                    Standard
                                                 U.S. Postage
                                                    PAID
                                               WELLS FARGO FUNDS

[WELLS FARGO FUNDS LOGO]

P.O.Box 8266
Boston, MA 02266-8266

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC.WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.